UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	June 30, 2019

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	18
Investment Advisory Agreement Approval	29
Privacy Notice	31
Director and Officer Information	33

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Active International Allocation Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Active International Allocation Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Active International Allocation Portfolio Class I	$1,000.00	$1,147.50	$1,020.43	$4.69	$4.41	0.88%
Active International Allocation Portfolio Class A	1,000.00	1,145.60	1,018.70	6.54	6.16	1.23
Active International Allocation Portfolio Class L	1,000.00	1,143.70	1,016.17	9.25	8.70	1.74
Active International Allocation Portfolio Class C	1,000.00	1,141.80	1,014.98	10.51	9.89	1.98

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Active International Allocation Portfolio

	Shares	Value (000)
Common Stocks (95.7%)
Argentina (2.6%)
Banco BBVA Argentina SA ADR	63,200	$715
Banco Macro SA ADR	30,248	2,204
Despegar.com Corp. (a)(b)	28,000	389
Grupo Financiero Galicia SA ADR	47,500	1,686
		4,994
Belgium (1.7%)
Anheuser-Busch InBev SA N.V.	35,512	3,145
Umicore SA (b)	4,583	148
		3,293
Brazil (1.1%)
Banco Bradesco SA (Preference)	46,728	459
Banco Santander Brasil SA (Units) (c)	22,600	268
Itau Unibanco Holding SA (Preference)	42,388	400
Lojas Renner SA	19,580	240
Petroleo Brasileiro SA (Preference)	93,296	666
Raia Drogasil SA	7,400	147
		2,180
Canada (0.6%)
Agnico Eagle Mines Ltd. (b)	21,600	1,108
China (4.1%)
Alibaba Group Holding Ltd. ADR (a)	12,000	2,033
Baidu, Inc. ADR (a)	7,700	904
JD.com, Inc. ADR (a)(b)	6,600	200
Tencent Holdings Ltd. (d)	103,800	4,696
		7,833
Colombia (0.6%)
Banco Davivienda SA (Preference)	45,317	571
Bancolombia SA ADR	10,700	546
		1,117
Denmark (1.8%)
Drilling Co. of 1972 A/S (The) (a)	6,183	481
Novo Nordisk A/S Series B	51,579	2,631
Novozymes A/S Series B	6,145	287
		3,399
Egypt (0.9%)
Commercial International Bank Egypt SAE	383,522	1,677
Finland (0.4%)
Neste Oyj	7,662	260
Nokia Oyj	110,241	548
		808
France (7.9%)
Air Liquide SA	4,946	692
Airbus SE	5,515	782
Bureau Veritas SA	14,281	353
Capgemini SE	4,960	617
Danone SA	27,839	2,361
Dassault Systemes SE	5,767	921
Edenred	13,744	701
EssilorLuxottica SA	4,581	599
	Shares	Value (000)
Hermes International	463	$334
Kering SA	1,106	654
L'Oreal SA (PAR) (a)	2,311	658
L'Oreal SA (BSRM)	1,420	405
Legrand SA	6,555	480
LVMH Moet Hennessy Louis Vuitton SE	1,997	850
Pernod Ricard SA (b)	4,095	755
Safran SA	3,213	471
Sanofi	20,368	1,762
Thales SA	1,015	126
TOTAL SA	28,333	1,585
		15,106
Germany (10.9%)
Adidas AG	5,217	1,611
Allianz SE (Registered)	8,904	2,146
BASF SE	13,754	999
Bayer AG (Registered)	51,509	3,578
Bayerische Motoren Werke AG	4,266	316
Commerzbank AG	75,123	540
Continental AG	2,122	309
Daimler AG (Registered)	18,270	1,016
Deutsche Boerse AG	4,013	568
Deutsche Wohnen SE	6,663	244
Hannover Rueck SE (Registered)	1,596	258
Henkel AG & Co., KGaA (Preference)	6,784	664
Infineon Technologies AG	33,471	592
Jungheinrich AG (Preference)	10,910	336
Linde PLC (a)	2,130	428
Merck KGaA	4,793	502
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,877	973
Porsche Automobil Holding SE (Preference)	3,698	240
QIAGEN N.V. (a)	24,063	978
RWE AG	5,480	135
SAP SE	23,453	3,224
Uniper SE	7,027	213
United Internet AG (Registered)	12,921	425
Vonovia SE	6,434	307
		20,602
Hong Kong (0.9%)
AIA Group Ltd.	122,800	1,328
Hong Kong Exchanges & Clearing Ltd.	13,507	477
		1,805
India (7.4%)
Apollo Hospitals Enterprise Ltd.	45,661	899
Ashok Leyland Ltd.	758,490	959
Eicher Motors Ltd.	2,421	673
HDFC Bank Ltd. ADR	10,100	1,313
ICICI Bank Ltd.	258,375	1,639
ICICI Bank Ltd. ADR	8,700	110
ICICI Prudential Life Insurance Co. Ltd.	144,760	817

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
India (cont'd)
IndusInd Bank Ltd.	45,553	$932
L&T Finance Holdings Ltd.	227,174	379
Larsen & Toubro Ltd.	55,746	1,255
Marico Ltd.	256,793	1,379
Maruti Suzuki India Ltd.	12,004	1,136
Shree Cement Ltd.	4,965	1,570
Tata Consultancy Services Ltd.	31,367	1,012
		14,073
Indonesia (3.2%)
Astra International Tbk PT	1,008,100	532
Bank Central Asia Tbk PT	1,981,900	4,209
Charoen Pokphand Indonesia Tbk PT	406,700	136
Gudang Garam Tbk PT	26,500	144
Hanjaya Mandala Sampoerna Tbk PT	491,700	109
Telekomunikasi Indonesia Persero Tbk PT	2,542,800	747
Unilever Indonesia Tbk PT	80,300	256
		6,133
Ireland (1.3%)
Kerry Group PLC, Class A	4,867	581
Ryanair Holdings PLC ADR (a)	30,704	1,970
		2,551
Japan (10.5%)
Asahi Group Holdings Ltd. (b)	7,200	324
Astellas Pharma, Inc.	21,700	310
Central Japan Railway Co.	2,192	440
Dai-ichi Life Holdings, Inc.	24,400	369
Daiichi Sankyo Co., Ltd.	7,500	392
Daikin Industries Ltd.	4,200	550
East Japan Railway Co.	5,300	496
Eisai Co., Ltd.	5,900	333
FANUC Corp.	5,150	956
FUJIFILM Holdings Corp.	9,800	498
Honda Motor Co., Ltd.	15,113	391
Hoya Corp.	7,800	599
Kao Corp.	8,400	641
Keyence Corp.	2,800	1,721
Kose Corp.	1,100	185
Mitsubishi Corp.	24,300	642
Mitsubishi UFJ Financial Group, Inc. (See Note G)	46,206	221
Murata Manufacturing Co., Ltd.	8,700	392
Nabtesco Corp.	1,900	53
Nexon Co., Ltd. (a)	49,800	723
Nidec Corp.	4,800	659
Nintendo Co., Ltd.	1,808	665
Obic Co., Ltd.	1,300	148
Omron Corp.	4,404	231
Ono Pharmaceutical Co., Ltd.	7,700	138
Panasonic Corp.	19,100	159
Recruit Holdings Co., Ltd.	20,100	672
Santen Pharmaceutical Co., Ltd.	9,100	151
Shimano, Inc.	4,350	646
	Shares	Value (000)
Shiseido Co., Ltd.	10,300	$778
SMC Corp.	2,105	788
SoftBank Group Corp.	17,400	838
Sony Corp.	33,793	1,766
Tokio Marine Holdings, Inc.	11,620	583
Toyota Motor Corp.	18,155	1,128
Unicharm Corp.	13,300	401
Yaskawa Electric Corp.	2,800	96
		20,083
Korea, Republic of (1.4%)
Samsung Electronics Co., Ltd.	45,636	1,861
SK Hynix, Inc.	12,076	727
		2,588
Malaysia (0.6%)
Public Bank Bhd	205,500	1,144
Malta (0.0%)
BGP Holdings PLC (a)(e)(f)	72,261	—	@
Netherlands (4.6%)
Akzo Nobel N.V.	4,230	398
ASML Holding N.V.	3,770	788
Heineken N.V.	5,442	607
Koninklijke Philips N.V.	65,002	2,823
OCI N.V. (a)	12,960	356
Unilever N.V. CVA	38,935	2,372
Wolters Kluwer N.V.	19,131	1,393
		8,737
Norway (0.7%)
DNB ASA	48,078	894
Subsea 7 SA	36,850	446
		1,340
Peru (1.2%)
Cia de Minas Buenaventura SA ADR	42,331	706
Credicorp Ltd.	7,200	1,648
		2,354
Poland (1.5%)
Dino Polska SA (a)	48,295	1,696
Jeronimo Martins SGPS SA	68,838	1,108
		2,804
Portugal (0.1%)
Galp Energia SGPS SA	12,270	189
Spain (2.2%)
Aena SME SA	4,497	891
Amadeus IT Group SA	19,720	1,561
Endesa SA (b)	29,309	754
Industria de Diseno Textil SA	26,756	804
Repsol SA	12,277	192
		4,202
Sweden (1.8%)
Atlas Copco AB, Class A	12,660	404
Epiroc AB, Class A	35,510	370
Essity AB, Class B	13,601	418

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Sweden (cont'd)
Hexagon AB, Class B	9,186	$510
Telefonaktiebolaget LM Ericsson, Class B	181,320	1,721
		3,423
Switzerland (5.7%)
Baloise Holding AG (Registered)	833	148
Geberit AG (Registered)	1,694	791
Givaudan SA (Registered)	246	694
Nestle SA (Registered)	57,551	5,958
Roche Holding AG (Genusschein)	7,231	2,035
Swiss Life Holding AG (Registered)	995	493
Zurich Insurance Group AG	2,096	730
		10,849
Taiwan (1.6%)
Airtac International Group	32,000	360
Taiwan Semiconductor Manufacturing Co., Ltd.	341,000	2,602
		2,962
United Kingdom (9.6%)
AstraZeneca PLC	21,371	1,745
AstraZeneca PLC ADR	9,910	409
BAE Systems PLC	130,645	824
British American Tobacco PLC	32,073	1,119
Burberry Group PLC	8,172	194
Diageo PLC	27,352	1,178
Glencore PLC (a)	94,670	329
Intertek Group PLC	3,793	266
Lloyds Banking Group PLC	483,664	348
Melrose Industries PLC	34,621	80
Prudential PLC	14,422	314
Reckitt Benckiser Group PLC	16,042	1,268
RELX PLC	67,046	1,622
RELX PLC	20,956	509
Rolls-Royce Holdings PLC (a)	510,738	1
Royal Bank of Scotland Group PLC	116,102	324
Royal Dutch Shell PLC, Class A	42,335	1,386
Royal Dutch Shell PLC, Class B	31,111	1,015
Sage Group PLC (The)	72,435	739
Smith & Nephew PLC	35,901	779
Sophos Group PLC	171,452	863
Unilever PLC	44,586	2,769
Weir Group PLC (The)	16,550	325
		18,406
United States (8.8%)
Allergan PLC	2,900	486
Alphabet, Inc., Class A (a)	900	974
American Tower Corp. REIT	2,400	491
Booking Holdings, Inc. (a)	530	994
Bristol-Myers Squibb Co.	12,100	549
Charles River Laboratories International, Inc. (a)	2,300	326
Cognex Corp.	7,900	379
Editas Medicine, Inc. (a)(b)	4,400	109
	Shares	Value (000)
Estee Lauder Cos., Inc. (The), Class A	2,250	$412
Halliburton Co.	12,600	287
ICON PLC (a)	4,120	634
Intellia Therapeutics, Inc. (a)(b)	6,300	103
Intuitive Surgical, Inc. (a)	600	315
Mastercard, Inc., Class A	3,200	846
Medtronic PLC	11,700	1,139
MercadoLibre, Inc. (a)	700	428
Microsoft Corp.	8,300	1,112
Newmont Goldcorp Corp.	25,000	962
Newmont Goldcorp Corp.	29,323	1,124
Palo Alto Networks, Inc. (a)	2,900	591
PepsiCo, Inc.	3,200	420
QIAGEN N.V. (a)	12,900	523
Schlumberger Ltd.	19,610	779
Transocean Ltd. (a)(b)	208,790	1,338
Visa, Inc., Class A	8,900	1,545
		16,866
Total Common Stocks (Cost $146,821)		182,626
	No. of Rights
Rights (0.0%)
Spain (0.0%)
Repsol SA (a) (Cost $7)	12,277	7
	Shares
Investment Company (0.6%)
United States (0.6%)
Morgan Stanley China A Share Fund, Inc. (See Note G) (Cost $1,324)	56,878	1,237
Short-Term Investments (4.2%)
Securities held as Collateral on Loaned Securities (0.8%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	1,151,473	1,151
	Face Amount (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (2.50%, dated 6/28/19, due 7/1/19; proceeds $53; fully collateralized by a U.S. Government obligation; 3.63% due 2/15/44; valued at $54)	$53	53
Merrill Lynch & Co., Inc., (2.48%, dated 6/28/19, due 7/1/19; proceeds $299; fully collateralized by U.S. Government obligations; 2.13% - 2.50% due 2/15/41 - 5/15/46; valued at $305)	299	299
		352
Total Securities held as Collateral on Loaned Securities (Cost $1,503)		1,503

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $6,551)	6,551,024	$6,551
Total Short-Term Investments (Cost $8,054)		8,054
Total Investments (100.5%) (Cost $156,206) Including $4,542 of Securities Loaned (g)(h)(i)		191,924
Liabilities in Excess of Other Assets (–0.5%)		(1,032)
Net Assets (100.0%)		$190,892

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

@  Value is less than $500.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2019.

(c)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(d)  Security trades on the Hong Kong exchange.

(e)  Security has been deemed illiquid at June 30, 2019.

(f)  At June 30, 2019, the Fund held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(g)  Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.

(h)  The approximate fair value and percentage of net assets, $145,717,000 and 76.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(i)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $44,180,000 and the aggregate gross unrealized depreciation is approximately $8,341,000, resulting in net unrealized appreciation of approximately $35,839,000.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA		$1,874	INR	131,069	9/12/19	$8
Citibank NA	EUR	1,593		$1,816	9/12/19	(6)
State Street Bank and Trust Co.	HKD	35,433		$4,524	9/12/19	(14)
State Street Bank and Trust Co.		$2,418	GBP	1,894	9/12/19	(5)
State Street Bank and Trust Co.		$1,972	JPY	212,626	9/12/19	10
						$(7)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (000)
Long:
MSCI Emerging Market E Mini (United States)	60	Sep-19	$3		$3,160	$120
SGX NIFTY 50 (Singapore)	83	Jul-19	—	@	1,965	8
						$128

@  —  Value is less than $500.

BSRM  —  Berlin Second Regulated Market.

PAR  —  Paris Stock Exchange.

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

INR  —  Indian Rupee

JPY  —  Japanese Yen

USD  —  United States Dollar

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	75.6%
Banks	11.5
Pharmaceuticals	7.9
Personal Products	5.0
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2019.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long futures contracts with a value of approximately $5,125,000 and net unrealized appreciation of approximately $128,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $7,000.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Active International Allocation Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $146,670)	$182,764
Investments in Securities of Affiliated Issuers, at Value (Cost $9,536)	9,160
Total Investments in Securities, at Value (Cost $156,206)	191,924
Foreign Currency, at Value (Cost $442)	431
Cash from Securities Lending	9
Tax Reclaim Receivable	549
Receivable for Variation Margin on Futures Contracts	259
Dividends Receivable	178
Receivable for Fund Shares Sold	76
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	18
Receivable from Affiliate	14
Receivable from Securities Lending Income	8
Other Assets	71
Total Assets	193,537
Liabilities:
Collateral on Securities Loaned, at Value	1,512
Payable for Investments Purchased	386
Payable for Advisory Fees	284
Payable for Fund Shares Redeemed	198
Deferred Capital Gain Country Tax	72
Payable for Professional Fees	71
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	25
Payable for Sub Transfer Agency Fees — Class I	8
Payable for Sub Transfer Agency Fees — Class A	7
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Custodian Fees	14
Payable for Shareholder Services Fees — Class A	11
Payable for Distribution and Shareholder Services Fees — Class L	3
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	12
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	3
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	—	@
Other Liabilities	36
Total Liabilities	2,645
Net Assets	$190,892
Net Assets Consist of:
Paid-in-Capital	$165,062
Total Distributable Earnings	25,830
Net Assets	$190,892

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Active International Allocation Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2019 (000)
CLASS I:
Net Assets	$133,502
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,636,076
Net Asset Value, Offering and Redemption Price Per Share	$13.85
CLASS A:
Net Assets	$52,794
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,728,047
Net Asset Value, Redemption Price Per Share	$14.16
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.78
Maximum Offering Price Per Share	$14.94
CLASS L:
Net Assets	$4,559
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	323,587
Net Asset Value, Offering and Redemption Price Per Share	$14.09
CLASS C:
Net Assets	$37
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,603
Net Asset Value, Offering and Redemption Price Per Share	$14.09
(1) Including: Securities on Loan, at Value:	$4,542

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Active International Allocation Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $335 of Foreign Taxes Withheld)	$2,635
Dividends from Securities of Affiliated Issuers (Note G)	123
Income from Securities Loaned — Net	17
Total Investment Income	2,775
Expenses:
Advisory Fees (Note B)	598
Shareholder Services Fees — Class A (Note D)	64
Distribution and Shareholder Services Fees — Class L (Note D)	17
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Administration Fees (Note C)	74
Professional Fees	55
Sub Transfer Agency Fees — Class I	26
Sub Transfer Agency Fees — Class A	20
Sub Transfer Agency Fees — Class L	2
Sub Transfer Agency Fees — Class C	— @
Custodian Fees (Note F)	34
Shareholder Reporting Fees	29
Registration Fees	23
Pricing Fees	11
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	5
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Directors' Fees and Expenses	5
Other Expenses	11
Total Expenses	979
Reimbursement of Class Specific Expenses — Class I (Note B)	(29)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(15)
Waiver of Advisory Fees (Note B)	(11)
Net Expenses	922
Net Investment Income	1,853
Realized Gain (Loss):
Investments Sold (Net of $10 of Capital Gain Country Tax)	244
Foreign Currency Forward Exchange Contracts	356
Foreign Currency Translation	(18)
Futures Contracts	346
Net Realized Gain	928
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $41)	22,707
Investments in Affiliates	(94)
Foreign Currency Forward Exchange Contracts	(158)
Foreign Currency Translation	4
Futures Contracts	96
Net Change in Unrealized Appreciation (Depreciation)	22,555
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	23,483
Net Increase in Net Assets Resulting from Operations	$25,336

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Active International Allocation Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,853	$3,250
Net Realized Gain	928	4,127
Net Change in Unrealized Appreciation (Depreciation)	22,555	(39,587)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,336	(32,210)
Dividends and Distributions to Shareholders:
Class I	—	(2,041)
Class A	—	(655)
Class L	—	(29)
Class C	—	(— @)
Total Dividends and Distributions to Shareholders	—	(2,725)
Capital Share Transactions:(1)
Class I:
Subscribed	5,860	10,181
Distributions Reinvested	—	2,032
Redeemed	(9,941)	(23,890)
Class A:
Subscribed	1,925	9,153
Distributions Reinvested	—	646
Redeemed	(6,923)	(14,703)
Class L:
Exchanged	29	50
Distributions Reinvested	—	28
Redeemed	(451)	(1,267)
Class C:
Subscribed	1	27
Distributions Reinvested	—	— @
Redeemed	(12)	(— @)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(9,512)	(17,743)
Redemption Fees	— @	— @
Total Increase (Decrease) in Net Assets	15,824	(52,678)
Net Assets:
Beginning of Period	175,068	227,746
End of Period	$190,892	$175,068

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Active International Allocation Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	452	736
Shares Issued on Distributions Reinvested	—	164
Shares Redeemed	(754)	(1,720)
Net Decrease in Class I Shares Outstanding	(302)	(820)
Class A:
Shares Subscribed	143	668
Shares Issued on Distributions Reinvested	—	51
Shares Redeemed	(521)	(1,056)
Net Decrease in Class A Shares Outstanding	(378)	(337)
Class L:
Shares Exchanged	3	4
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(34)	(90)
Net Decrease in Class L Shares Outstanding	(31)	(84)
Class C:
Shares Subscribed	— @@	2
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(1)	(— @@)
Net Increase (Decrease) in Class C Shares Outstanding	(1)	2

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Active International Allocation Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$12.07		$14.46		$11.83		$12.20		$12.52		$13.75
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.14		0.23		0.19		0.26		0.22		0.34
Net Realized and Unrealized Gain (Loss)	1.64		(2.41)		2.74		(0.34)		(0.42)		(1.22)
Total from Investment Operations	1.78		(2.18)		2.93		(0.08)		(0.20)		(0.88)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		(0.30)		(0.29)		(0.12)		(0.35)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$13.85		$12.07		$14.46		$11.83		$12.20		$12.52
Total Return(4)	14.75	%(6)	(15.14)%		24.76%		(0.67)%		(1.63)%		(6.37)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$133,502		$119,925		$155,550		$169,589		$197,733		$219,467
Ratio of Expenses Before Expense Limitation	0.96	%(7)	0.97%		1.14%		0.94%		0.92%		0.99%
Ratio of Expenses After Expense Limitation	0.88	%(5)(7)	0.88	%(5)	0.88	%(5)	0.76	%(5)	0.89	%(5)	0.88	%(5)
Ratio of Net Investment Income	2.14	%(5)(7)	1.67	%(5)	1.44	%(5)	2.18	%(5)	1.66	%(5)	2.53	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)	0.02%		0.02%		0.01%		0.01%		0.02%
Portfolio Turnover Rate	17	%(6)	43%		22%		40%		30%		32%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.13% higher and the Ratio of Net Investment Income would have been 0.13% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Active International Allocation Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$12.36		$14.79		$12.10		$12.47		$12.79		$14.03
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.12		0.19		0.14		0.21		0.17		0.30
Net Realized and Unrealized Gain (Loss)	1.68		(2.46)		2.80		(0.34)		(0.42)		(1.24)
Total from Investment Operations	1.80		(2.27)		2.94		(0.13)		(0.25)		(0.94)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)		(0.25)		(0.24)		(0.07)		(0.30)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$14.16		$12.36		$14.79		$12.10		$12.47		$12.79
Total Return(4)	14.56	%(6)	(15.38)%		24.29%		(1.05)%		(1.95)%		(6.70)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$52,794		$50,726		$65,710		$56,934		$64,482		$71,938
Ratio of Expenses Before Expense Limitation	1.26	%(7)	1.26%		1.48%		1.32%		1.28%		1.31%
Ratio of Expenses After Expense Limitation	1.23	%(5)(7)	1.19	%(5)	1.23	%(5)	1.14	%(5)	1.24	%(5)	1.23	%(5)
Ratio of Net Investment Income	1.76	%(5)(7)	1.37	%(5)	1.02	%(5)	1.79	%(5)	1.31	%(5)	2.18	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)	0.02%		0.02%		0.01%		0.01%		0.02%
Portfolio Turnover Rate	17	%(6)	43%		22%		40%		30%		32%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been 0.10% higher and the Ratio of Net Investment Income would have been 0.10% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Active International Allocation Portfolio

	Class L
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$12.32		$14.73		$12.04		$12.41		$12.74		$13.97
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.13		0.07		0.14		0.11		0.23
Net Realized and Unrealized Gain (Loss)	1.69		(2.46)		2.79		(0.35)		(0.42)		(1.23)
Total from Investment Operations	1.77		(2.33)		2.86		(0.21)		(0.31)		(1.00)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		(0.17)		(0.16)		(0.02)		(0.23)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$14.09		$12.32		$14.73		$12.04		$12.41		$12.74
Total Return(4)	14.37	%(6)	(15.87)%		23.80%		(1.68)%		(2.44)%		(7.17)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,559		$4,375		$6,463		$6,053		$7,495		$8,606
Ratio of Expenses Before Expense Limitation	1.80	%(7)	1.76%		2.07%		1.93%		1.87%		1.87%
Ratio of Expenses After Expense Limitation	1.73	%(5)(7)	1.69	%(5)	1.73	%(5)	1.74	%(5)	1.74	%(5)	1.73	%(5)
Ratio of Net Investment Income	1.28	%(5)(7)	0.92	%(5)	0.54	%(5)	1.20	%(5)	0.82	%(5)	1.68	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)	0.02%		0.02%		0.01%		0.01%		0.02%
Portfolio Turnover Rate	17	%(6)	43%		22%		40%		30%		32%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Active International Allocation Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$12.34		$14.77		$12.15		$12.38		$13.94
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.06		0.09		(0.00	)(4)	0.14		(0.00	)(4)
Net Realized and Unrealized Gain (Loss)	1.69		(2.45)		2.83		(0.37)		(1.53)
Total from Investment Operations	1.75		(2.36)		2.83		(0.23)		(1.53)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		(0.21)		—		(0.03)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$14.09		$12.34		$14.77		$12.15		$12.38
Total Return(5)	14.18	%(7)	(16.04)%		23.42%		(1.94)%		(10.96	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$37		$42		$23		$9		$32
Ratio of Expenses Before Expense Limitation	6.84	%(8)	7.18%		20.06%		8.58%		4.26	%(8)
Ratio of Expenses After Expense Limitation	1.98	%(6)(8)	1.98	%(6)	1.97	%(6)	1.99	%(6)	1.99	%(6)(8)
Ratio of Net Investment Income (Loss)	0.89	%(6)(8)	0.67	%(6)	(0.03	)%(6)	1.19	%(6)	(0.04	)%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(8)	0.02%		0.03%		0.01%		0.01	%(8)
Portfolio Turnover Rate	17	%(7)	43%		22%		40%		30%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Active International Allocation Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class L and Class C. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) when market quotations are

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$1	$2,203	$—	$2,204
Airlines	1,970	—	—	1,970
Auto Components	—	309	—	309
Automobiles	—	5,432	—	5,432
Banks	9,920	11,928	—	21,848
Beverages	420	6,009	—	6,429
Biotechnology	212	—	—	212
Building Products	—	1,341	—	1,341
Capital Markets	—	1,045	—	1,045
Chemicals	—	4,002	—	4,002
Commercial Services & Supplies	—	701	—	701
Communications Equipment	—	2,269	—	2,269
Construction & Engineering	—	1,255	—	1,255
Construction Materials	—	1,570	—	1,570
Diversified Financial Services	—	379	—	379
Diversified Telecommunication Services	—	1,172	—	1,172
Electric Utilities	—	754	—	754
Electrical Equipment	—	1,219	—	1,219
Electronic Equipment, Instruments & Components	379	2,950	—	3,329
Energy Equipment & Services	2,404	927	—	3,331
Entertainment	—	1,388	—	1,388
Equity Real Estate Investment Trusts (REITs)	491	—	—	491
Food & Staples Retailing	147	2,804	—	2,951
Food Products	—	9,036	—	9,036
Health Care Equipment & Supplies	1,454	4,201	—	5,655
Health Care Providers & Services	—	899	—	899
Household Durables	—	1,925	—	1,925
Household Products	—	3,007	—	3,007
Independent Power & Renewable Electricity Producers	—	213	—	213
Information Technology Services	2,391	3,338	—	5,729
Insurance	—	8,159	—	8,159
Interactive Media & Services	1,878	4,696	—	6,574
Internet & Direct Marketing Retail	4,044	—	—	4,044
Leisure Products	—	646	—	646
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Life Sciences Tools & Services	$1,483	$978	$—		$2,461
Machinery	—	4,551	—		4,551
Metals & Mining	3,900	329	—		4,229
Multi-Line Retail	240	—	—		240
Multi-Utilities	—	135	—		135
Oil, Gas & Consumable Fuels	666	4,627	—		5,293
Personal Products	412	9,187	—		9,599
Pharmaceuticals	1,444	13,577	—		15,021
Professional Services	—	4,815	—		4,815
Real Estate Management & Development	—	551	—	@	551
Road & Rail	—	936	—		936
Semiconductors & Semiconductor Equipment	—	4,709	—		4,709
Software	1,703	5,747	—		7,450
Specialty Retail	—	804	—		804
Tech Hardware, Storage & Peripherals	—	2,359	—		2,359
Textiles, Apparel & Luxury Goods	—	4,242	—		4,242
Tobacco	—	1,372	—		1,372
Trading Companies & Distributors	—	642	—		642
Transportation Infrastructure	—	891	—		891
Wireless Telecommunication Services	—	838	—		838
Total Common Stocks	35,559	147,067	—	@	182,626
Rights	—	7	—		7
Investment Company	1,237	—	—		1,237
Short-Term Investments
Investment Company	7,702	—	—		7,702
Repurchase Agreements	—	352	—		352
Total Short-Term Investments	7,702	352	—		8,054
Foreign Currency Forward Exchange Contracts	—	18	—		18
Futures Contracts	128	—	—		128
Total Assets	44,626	147,444	—	@	192,070
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(25)	—		(25)
Total	$44,626	$147,419	$—	@	$192,045

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$—	@
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—	@
Realized gains (losses)	—
Ending Balance	$—	@
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2019	$—	@

@  Value is less than $500.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$18
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	128 (a)
Total			$146
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(25)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$356
Equity Risk	Futures Contracts	346
	Total	$702
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(158)
Equity Risk	Futures Contracts	96
	Total	$(62)

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$18	$(25)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
BNP Paribas SA	$8	$—	$—	$8
State Street Bank and Trust Co.	10	(10)	—	0
Total	$18	$(10)	$—	$8
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Citibank NA	$6	$—	$—	$6
State Street Bank and Trust Co.	19	(10)	—	9
Total	$25	$(10)	$—	$15

For the six months ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$18,108,000
Futures Contracts:
Average monthly notional value	$13,574,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$4,542	(d)	$—	$(4,542	)(e)(f)	$0

(d) Represents market value of loaned securities at period end.

(e) The Fund received cash collateral of approximately $1,512,000, of which approximately $1,503,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2019, there was uninvested cash of approximately $9,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $3,208,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2019:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$1,512	$—	$—	$—	$1,512
Total Borrowings	$1,512	$—	$—	$—	$1,512
Gross amount of recognized liabilities for securities lending transactions					$1,512

7.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares and Class C shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.65%	0.60%

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.62% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares and 2.00% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $11,000 of advisory fees were waived and approximately $31,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of

0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $29,402,000 and $28,649,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $10,000 relating to the Fund's investment in the Liquidity Funds.

The Fund invests in Morgan Stanley China A Share Fund, Inc., a closed-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley China A Share Fund, Inc.. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Morgan Stanley China A Share Fund, Inc.

The Fund had transactions with Morgan Stanley China A Shares Fund, Inc. Mitsubishi UFJ Financial Group, Inc. and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under Section 17 the Act.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$9,271	$22,933	$24,502	$118
Morgan Stanley China A Share Fund, Inc.	—	1,324	—	—
Mitsubishi UFJ Financial Group, Inc.	228	—	—	5
	$9,499	$24,257	$24,502	$123
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$7,702
Morgan Stanley China A Share Fund, Inc.	—	(87)	1,237
Mitsubishi UFJ Financial Group, Inc.	—	(7)	221
	$—	$(94)	$9,160

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with

Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,725	$—	$4,318	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2018.

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$19	$—

At December 31, 2018, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $3,828,000 and $7,712,000, respectively that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended December 31, 2018, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $2,197,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 82.7%.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the three- and five-year periods but better than its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

30

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

31

Privacy Notice (unaudited) (cont'd)

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIAIASAN
2663699 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	25
Privacy Notice	27
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Advantage Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Advantage Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Advantage Portfolio Class I	$1,000.00	$1,266.00	$1,020.63	$4.72	$4.21	0.84%
Advantage Portfolio Class A	1,000.00	1,264.40	1,019.04	6.51	5.81	1.16
Advantage Portfolio Class L	1,000.00	1,265.30	1,019.98	5.45	4.86	0.97
Advantage Portfolio Class C	1,000.00	1,259.70	1,015.42	10.59	9.44	1.89
Advantage Portfolio Class IS	1,000.00	1,266.40	1,020.83	4.50	4.01	0.80

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Advantage Portfolio

	Shares	Value (000)
Common Stocks (92.8%)
Aerospace & Defense (1.4%)
HEICO Corp., Class A	56,378	$5,828
Capital Markets (2.9%)
MSCI, Inc.	24,563	5,866
S&P Global, Inc.	25,411	5,788
		11,654
Chemicals (4.9%)
Ecolab, Inc.	99,835	19,711
Commercial Services & Supplies (6.4%)
Copart, Inc. (a)	132,824	9,927
Rollins, Inc.	273,162	9,799
Waste Connections, Inc.	61,710	5,898
		25,624
Containers & Packaging (1.5%)
Ball Corp.	85,590	5,990
Diversified Consumer Services (1.6%)
ServiceMaster Global Holdings, Inc. (a)	120,569	6,280
Entertainment (8.1%)
Spotify Technology SA (a)	92,451	13,518
Walt Disney Co. (The)	136,011	18,993
		32,511
Health Care Equipment & Supplies (6.2%)
Danaher Corp.	42,330	6,050
Intuitive Surgical, Inc. (a)	35,992	18,879
		24,929
Hotels, Restaurants & Leisure (1.5%)
Starbucks Corp.	72,536	6,081
Information Technology Services (4.8%)
Broadridge Financial Solutions, Inc.	75,901	9,691
Gartner, Inc. (a)	59,901	9,641
		19,332
Interactive Media & Services (7.7%)
Alphabet, Inc., Class C (a)	7,886	8,524
Facebook, Inc., Class A (a)	29,002	5,598
Twitter, Inc. (a)	477,539	16,666
		30,788
Internet & Direct Marketing Retail (9.1%)
Amazon.com, Inc. (a)	14,574	27,598
MercadoLibre, Inc. (a)	14,383	8,799
		36,397
Machinery (1.5%)
Fortive Corp.	72,887	5,942
Personal Products (2.5%)
Estee Lauder Cos., Inc. (The), Class A	53,995	9,887
Pharmaceuticals (5.1%)
Elanco Animal Health, Inc. (a)	289,344	9,780
Zoetis, Inc.	92,238	10,468
		20,248
	Shares	Value (000)
Professional Services (1.5%)
Verisk Analytics, Inc.	40,704	$5,962
Road & Rail (2.2%)
Union Pacific Corp.	52,193	8,826
Software (20.5%)
Adobe, Inc. (a)	46,559	13,719
Autodesk, Inc. (a)	34,483	5,617
Constellation Software, Inc. (Canada)	14,988	14,126
Intuit, Inc.	20,868	5,453
salesforce.com, Inc. (a)	62,445	9,475
ServiceNow, Inc. (a)	61,696	16,940
Workday, Inc., Class A (a)	81,491	16,753
		82,083
Textiles, Apparel & Luxury Goods (3.4%)
LVMH Moet Hennessy Louis Vuitton SE (France)	32,123	13,674
Total Common Stocks (Cost $284,352)		371,747
Short-Term Investment (6.7%)
Investment Company (6.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $26,787)	26,787,405	26,787
Total Investments Excluding Purchased Options (99.5%) (Cost $311,139)		398,534
Total Purchased Options Outstanding (0.1%) (Cost $1,156)		390
Total Investments (99.6%) (Cost $312,295) (b)(c)		398,924
Other Assets in Excess of Liabilities (0.4%)		1,523
Net Assets (100.0%)		$400,447

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $13,674,000 and 3.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(c)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $87,720,000 and the aggregate gross unrealized depreciation is approximately $1,091,000, resulting in net unrealized appreciation of approximately $86,629,000.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Advantage Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.58	Jan-20	54,647,487	54,647	$126		$280	$(154)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul-19	48,816,064	48,816	—	@	238	(238)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun-20	73,805,968	73,806	241		381	(140)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct-19	43,802,720	43,803	23		257	(234)
							$390		$1,156	$(766)

@  Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	25.0%
Software	20.6
Internet & Direct Marketing Retail	9.1
Entertainment	8.2
Interactive Media & Services	7.7
Short-Term Investment	6.7
Commercial Services & Supplies	6.4
Health Care Equipment & Supplies	6.3
Pharmaceuticals	5.1
Chemicals	4.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Advantage Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $285,508)	$372,137
Investment in Security of Affiliated Issuer, at Value (Cost $26,787)	26,787
Total Investments in Securities, at Value (Cost $312,295)	398,924
Foreign Currency, at Value (Cost $1)	1
Receivable for Fund Shares Sold	3,629
Receivable for Investments Sold	1,571
Dividends Receivable	109
Receivable from Affiliate	35
Tax Reclaim Receivable	22
Other Assets	122
Total Assets	404,413
Liabilities:
Payable for Investments Purchased	2,461
Due to Broker	590
Payable for Advisory Fees	530
Payable for Fund Shares Redeemed	227
Payable for Professional Fees	56
Payable for Shareholder Services Fees — Class A	13
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	34
Payable for Administration Fees	25
Payable for Transfer Agency Fees — Class I	5
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	2
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Sub Transfer Agency Fees — Class I	9
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Custodian Fees	1
Other Liabilities	10
Total Liabilities	3,966
Net Assets	$400,447
Net Assets Consist of:
Paid-in-Capital	$311,783
Total Distributable Earnings	88,664
Net Assets	$400,447

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Advantage Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2019 (000)
CLASS I:
Net Assets	$252,122
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,490,705
Net Asset Value, Offering and Redemption Price Per Share	$26.57
CLASS A:
Net Assets	$67,694
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,606,575
Net Asset Value, Redemption Price Per Share	$25.97
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.44
Maximum Offering Price Per Share	$27.41
CLASS L:
Net Assets	$4,487
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	169,516
Net Asset Value, Offering and Redemption Price Per Share	$26.47
CLASS C:
Net Assets	$42,802
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,690,380
Net Asset Value, Offering and Redemption Price Per Share	$25.32
CLASS IS:
Net Assets	$33,342
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,252,351
Net Asset Value, Offering and Redemption Price Per Share	$26.62

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Advantage Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $75 of Foreign Taxes Withheld)	$966
Dividends from Security of Affiliated Issuer (Note G)	187
Income from Securities Loaned — Net	180
Total Investment Income	1,333
Expenses:
Advisory Fees (Note B)	1,073
Shareholder Services Fees — Class A (Note D)	66
Distribution and Shareholder Services Fees — Class L (Note D)	16
Distribution and Shareholder Services Fees — Class C (Note D)	188
Administration Fees (Note C)	132
Sub Transfer Agency Fees — Class I	82
Sub Transfer Agency Fees — Class A	27
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	13
Professional Fees	53
Registration Fees	46
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	4
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	12
Shareholder Reporting Fees	12
Directors' Fees and Expenses	6
Pricing Fees	1
Reorganization Expense	20
Other Expenses	11
Expenses Before Non Operating Expenses	1,773
Bank Overdraft Expense	1
Total Expenses	1,774
Reimbursement of Class Specific Expenses — Class I (Note B)	(45)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Waiver of Advisory Fees (Note B)	(30)
Rebate from Morgan Stanley Affiliate (Note G)	(16)
Distribution Fees — Class L Shares Waived (Note D)	(15)
Net Expenses	1,667
Net Investment Loss	(334)
Realized Gain (Loss):
Investments Sold	5,237
Foreign Currency Translation	(8)
Net Realized Gain	5,229
Change in Unrealized Appreciation (Depreciation):
Investments	69,332
Foreign Currency Translation	(1)
Net Change in Unrealized Appreciation (Depreciation)	69,331
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	74,560
Net Increase in Net Assets Resulting from Operations	$74,226

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Advantage Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(334)	$(339)
Net Realized Gain	5,229	4,790
Net Change in Unrealized Appreciation (Depreciation)	69,331	(8,649)
Net Increase (Decrease) in Net Assets Resulting from Operations	74,226	(4,198)
Dividends and Distributions to Shareholders:
Class I	—	(4,501)
Class A	—	(1,722)
Class L	—	(233)
Class C	—	(1,230)
Class IS	—	(1,253)
Total Dividends and Distributions to Shareholders	—	(8,939)
Capital Share Transactions:(1)
Class I:
Subscribed	96,958	71,760
Issued due to a Tax-free Reorganization	—	74,516
Distributions Reinvested	—	4,501
Redeemed	(47,550)	(40,550)
Class A:
Subscribed	23,791	22,223
Issued due to a Tax-free Reorganization	—	12,842
Distributions Reinvested	—	1,722
Redeemed	(10,830)	(15,270)
Class L:
Issued due to a Tax-free Reorganization	—	107
Distributions Reinvested	—	233
Redeemed	(243)	(618)
Class C:
Subscribed	6,627	17,251
Issued due to a Tax-free Reorganization	—	9,885
Distributions Reinvested	—	1,228
Redeemed	(5,011)	(5,204)
Class IS:
Subscribed	570	10,421
Distributions Reinvested	—	1,252
Redeemed	(890)	(1,534)
Net Increase in Net Assets Resulting from Capital Share Transactions	63,422	164,765
Total Increase in Net Assets	137,648	151,628
Net Assets:
Beginning of Period	262,799	111,171
End of Period	$400,447	$262,799

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Advantage Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,953	3,152
Shares Issued due to a Tax-free Reorganization	—	3,393
Shares Issued on Distributions Reinvested	—	203
Shares Redeemed	(1,935)	(1,792)
Net Increase in Class I Shares Outstanding	2,018	4,956
Class A:
Shares Subscribed	977	991
Shares Issued due to a Tax-free Reorganization	—	597
Shares Issued on Distributions Reinvested	—	79
Shares Redeemed	(462)	(700)
Net Increase in Class A Shares Outstanding	515	967
Class L:
Shares Issued due to a Tax-free Reorganization	—	5
Shares Issued on Distributions Reinvested	—	10
Shares Redeemed	(10)	(26)
Net Decrease in Class L Shares Outstanding	(10)	(11)
Class C:
Shares Subscribed	280	771
Shares Issued due to a Tax-free Reorganization	—	469
Shares Issued on Distributions Reinvested	—	58
Shares Redeemed	(217)	(239)
Net Increase in Class C Shares Outstanding	63	1,059
Class IS:
Shares Subscribed	23	461
Shares Issued on Distributions Reinvested	—	56
Shares Redeemed	(36)	(68)
Net Increase (Decrease) in Class IS Shares Outstanding	(13)	449

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Advantage Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$20.98		$21.45		$17.47		$17.40		$16.83		$16.41
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.00	)(3)	(0.01)		0.00	(3)	0.07		0.01		0.04
Net Realized and Unrealized Gain	5.59		0.87		5.57		0.42		2.11		1.15
Total from Investment Operations	5.59		0.86		5.57		0.49		2.12		1.19
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.04)		(0.02)		(0.01)
Net Realized Gain	—		(1.33)		(1.59)		(0.38)		(1.53)		(0.76)
Total Distributions	—		(1.33)		(1.59)		(0.42)		(1.55)		(0.77)
Net Asset Value, End of Period	$26.57		$20.98		$21.45		$17.47		$17.40		$16.83
Total Return(4)	26.60	%(8)	3.74%		32.06%		2.82%		12.56%		7.43%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$252,122		$156,782		$54,002		$42,695		$24,718		$17,971
Ratio of Expenses Before Expense Limitation	0.91	%(9)	1.01%		1.09%		1.15%		1.49%		1.78%
Ratio of Expenses After Expense Limitation	0.84	%(5)(9)	0.84	%(5)	0.84	%(5)	0.84	%(5)	0.86	%(5)(6)	1.04	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	0.84	%(5)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.02	)%(5)(9)	(0.02	)%(5)	0.02	%(5)	0.38	%(5)	0.06	%(5)	0.23	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.01%		0.00	%(7)	0.01%
Portfolio Turnover Rate	45	%(8)	79%		65%		79%		51%		31%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class I shares. Prior to January 23, 2015, the maximum ratio was 1.05% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Advantage Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$20.54		$21.10		$17.26		$17.22		$16.70		$16.34
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.04)		(0.08)		(0.06)		0.01		(0.06)		(0.03)
Net Realized and Unrealized Gain	5.47		0.85		5.49		0.41		2.11		1.15
Total from Investment Operations	5.43		0.77		5.43		0.42		2.05		1.12
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.33)		(1.59)		(0.38)		(1.53)		(0.76)
Net Asset Value, End of Period	$25.97		$20.54		$21.10		$17.26		$17.22		$16.70
Total Return(3)	26.44	%(6)	3.37%		31.64%		2.47%		12.20%		7.05%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$67,694		$42,959		$23,715		$19,850		$11,939		$3,738
Ratio of Expenses Before Expense Limitation	1.19	%(7)	1.29%		1.39%		1.43%		1.87%		2.14%
Ratio of Expenses After Expense Limitation	1.16	%(4)(7)	1.17	%(4)	1.19	%(4)	1.19	%(4)	1.18	%(4)(5)	1.39	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.16	%(4)(7)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.36	)%(4)(7)	(0.37	)%(4)	(0.32	)%(4)	0.04	%(4)	(0.31	)%(4)	(0.15	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	45	%(6)	79%		65%		79%		51%		31%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.20% for Class A shares. Prior to January 23, 2015, the maximum ratio was 1.40% for Class A shares.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Advantage Portfolio

	Class L
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$20.92		$21.42		$17.46		$17.40		$16.82		$16.42
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.02)		(0.05)		(0.02)		0.04		(0.01)		0.02
Net Realized and Unrealized Gain	5.57		0.88		5.57		0.43		2.12		1.14
Total from Investment Operations	5.55		0.83		5.55		0.47		2.11		1.16
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.03)		—		(0.00	)(3)
Net Realized Gain	—		(1.33)		(1.59)		(0.38)		(1.53)		(0.76)
Total Distributions	—		(1.33)		(1.59)		(0.41)		(1.53)		(0.76)
Net Asset Value, End of Period	$26.47		$20.92		$21.42		$17.46		$17.40		$16.82
Total Return(4)	26.53	%(7)	3.61%		31.96%		2.72%		12.47%		7.28%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,487		$3,751		$4,077		$3,684		$5,369		$6,549
Ratio of Expenses Before Expense Limitation	1.70	%(8)	1.82%		1.87%		1.85%		2.33%		2.64%
Ratio of Expenses After Expense Limitation	0.97	%(5)(8)	0.98	%(5)	0.96	%(5)	0.91	%(5)	0.97	%(5)(6)	1.18	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	0.97	%(5)(8)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.15	)%(5)(8)	(0.21	)%(5)	(0.10	)%(5)	0.26	%(5)	(0.03	)%(5)	0.12	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	45	%(7)	79%		65%		79%		51%		31%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.99% for Class L shares. Prior to January 23, 2015, the maximum ratio was 1.19% for Class L shares.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Advantage Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$20.10		$20.82		$17.16		$17.25		$18.08
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.13)		(0.24)		(0.20)		(0.12)		(0.14)
Net Realized and Unrealized Gain	5.35		0.85		5.45		0.41		0.86
Total from Investment Operations	5.22		0.61		5.25		0.29		0.72
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.02)
Net Realized Gain	—		(1.33)		(1.59)		(0.38)		(1.53)
Total Distributions	—		(1.33)		(1.59)		(0.38)		(1.55)
Net Asset Value, End of Period	$25.32		$20.10		$20.82		$17.16		$17.25
Total Return(4)	25.97	%(6)	2.64%		30.77%		1.71%		3.91	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$42,802		$32,706		$11,835		$6,376		$1,776
Ratio of Expenses Before Expense Limitation	1.92	%(7)	2.00%		2.10%		2.20%		2.83	%(7)
Ratio of Expenses After Expense Limitation	1.89	%(5)(7)	1.88	%(5)	1.90	%(5)	1.94	%(5)	1.94	%(5)(7)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.89	%(5)(7)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.07	)%(5)(7)	(1.08	)%(5)	(1.01	)%(5)	(0.72	)%(5)	(1.15	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.01%		0.01	%(7)
Portfolio Turnover Rate	45	%(6)	79%		65%		79%		51%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Advantage Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$21.02		$21.49		$17.48		$17.42		$16.84		$16.41
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.00	(3)	(0.01)		0.01		0.08		0.02		0.04
Net Realized and Unrealized Gain	5.60		0.87		5.59		0.41		2.11		1.16
Total from Investment Operations	5.60		0.86		5.60		0.49		2.13		1.20
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.05)		(0.02)		(0.01)
Net Realized Gain	—		(1.33)		(1.59)		(0.38)		(1.53)		(0.76)
Total Distributions	—		(1.33)		(1.59)		(0.43)		(1.55)		(0.77)
Net Asset Value, End of Period	$26.62		$21.02		$21.49		$17.48		$17.42		$16.84
Total Return(4)	26.64	%(8)	3.74%		32.22%		2.79%		12.65%		7.50%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$33,342		$26,601		$17,542		$13,273		$12		$12
Ratio of Expenses Before Expense Limitation	0.83	%(9)	0.93%		1.01%		1.05%		14.53%		18.84%
Ratio of Expenses After Expense Limitation	0.80	%(5)(9)	0.80	%(5)	0.80	%(5)	0.80	%(5)	0.82	%(5)(6)	1.00	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	0.80	%(5)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.01	%(5)(9)	(0.04	)%(5)	0.07	%(5)	0.46	%(5)	0.10	%(5)	0.26	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.01%		0.00	%(7)	0.01%
Portfolio Turnover Rate	45	%(8)	79%		65%		79%		51%		31%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.81% for Class IS shares. Prior to January 23, 2015, the maximum ratio was 1.01% for Class IS shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Advantage Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

On November 16, 2018, the Fund acquired the net assets of the Company's Insight Portfolio ("Insight"), an open-end investment company, based on the respective valuations as of the close of business on November 16, 2018, pursuant to a Plan of Reorganization approved by the shareholders of Insight on October 17, 2018 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by Morgan Stanley Investment Management Inc., (the "Adviser") with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 3,393,240 Class I shares of the Fund at a net asset value ("NAV") of $21.96 for 4,949,201 Class I shares of Insight; 597,044 Class A shares of the Fund at a NAV of $21.51 for 860,147 Class A shares of Insight; 4,867 Class L shares of the Fund at a NAV of $21.90 for 7,388 Class L shares of Insight; 469,147 Class C shares of the Fund at a NAV of $21.07 for 691,884 Class C shares of Insight. The net assets of Insight before the Reorganization were approximately $97,349,000, including unrealized appreciation (depreciation) of approximately $(29,000) at November 16, 2018. The investment portfolio of Insight, with a fair value of approximately $97,367,000 and identified cost of approximately $97,396,000, on November 16, 2018, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Insight was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Fund were approximately $160,556,000. Immediately after the

Reorganization, the net assets of the Fund were approximately $257,906,000.

Upon closing of the Reorganization, shareholders of Insight received shares of the Fund as follows:

Insight Portfolio	Advantage Portfolio
Class I	Class I
Class A	Class A
Class L	Class L
Class C	Class C

Assuming the acquisition had been completed on January 1, 2018, the beginning of the annual reporting period of the Fund, the Fund's pro-forma results of operations for the year ended December 31, 2018, are approximately as follows:

Net investment income(1)	$1,964,000
Net realized gain and unrealized gain(2)	$861,000
Net increase in net assets resulting from operations	$2,825,000

(1) Approximately $(339,000) as reported, plus approximately $1,183,000 Insight prior to the Reorganization, plus approximately $1,120,000 of estimated pro-forma eliminated expenses.

(2) Approximately $(3,859,000) as reported, plus approximately $4,720,000 Insight prior to the Reorganization.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Insight that have been included in the Fund's Statement of Operations since November 16, 2018.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the NAV as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$5,828	$—	$—	$5,828
Capital Markets	11,654	—	—	11,654
Chemicals	19,711	—	—	19,711
Commercial Services & Supplies	25,624	—	—	25,624
Containers & Packaging	5,990	—	—	5,990
Diversified Consumer Services	6,280	—	—	6,280
Entertainment	32,511	—	—	32,511
Health Care Equipment & Supplies	24,929	—	—	24,929
Hotels, Restaurants & Leisure	6,081	—	—	6,081
Information Technology Services	19,332	—	—	19,332
Interactive Media & Services	30,788	—	—	30,788
Internet & Direct Marketing Retail	36,397	—	—	36,397
Machinery	5,942	—	—	5,942
Personal Products	9,887	—	—	9,887
Pharmaceuticals	20,248	—	—	20,248
Professional Services	5,962	—	—	5,962
Road & Rail	8,826	—	—	8,826
Software	82,083	—	—	82,083
Textiles, Apparel & Luxury Goods	—	13,674	—	13,674
Total Common Stocks	358,073	13,674	—	371,747
Call Options Purchased	—	390	—	390
Short-Term Investment
Investment Company	26,787	—	—	26,787
Total Assets	$384,860	$14,064	$—	$398,924

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$390	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(115	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(292	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$390	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
BNP Paribas	$126		$—	$(126)	$0
Royal Bank of Scotland	264		—	(264)	0
Total	$390	(a)	$—	$(390)	$0

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	159,567,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2019, the Fund did not have any outstanding securities on loan.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.65%	0.60%	0.55%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.62% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 0.99% for Class L shares, 1.95% for Class C shares and 0.81% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $30,000 of advisory fees were waived and approximately $46,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least two years from the date of the Reorganization, the 12b-1 fees on Class L shares of the Fund to the extent it exceeds 0.04% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2019, this waiver amounted to approximately $15,000.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $191,156,000 and

$143,669,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $16,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$18,432	$104,638	$96,283	$187
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$26,787

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$542	$8,397	$761	$7,033

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(597)	$597

At December 31, 2018, the Fund had no distributable earnings on a tax basis.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2018, the Fund intends to defer to January 1, 2019 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$532

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 18.8%.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

26

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

27

Privacy Notice (unaudited) (cont'd)

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIADVSAN
2663712 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	14
Investment Advisory Agreement Approval	23
Privacy Notice	25
Director and Officer Information	27

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Asia Opportunity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Asia Opportunity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Asia Opportunity Portfolio Class I	$1,000.00	$1,292.50	$1,019.44	$6.14	$5.41	1.08%
Asia Opportunity Portfolio Class A	1,000.00	1,289.90	1,017.70	8.12	7.15	1.43
Asia Opportunity Portfolio Class C	1,000.00	1,285.70	1,014.23	12.07	10.64	2.13
Asia Opportunity Portfolio Class IS	1,000.00	1,293.00	1,019.69	5.86	5.16	1.03

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Asia Opportunity Portfolio

	Shares	Value (000)
Common Stocks (91.6%)
China (56.2%)
Alibaba Group Holding Ltd. ADR (a)	14,632	$2,479
China Resources Beer Holdings Co., Ltd. (b)	666,300	3,154
Ctrip.com International Ltd. ADR (a)	61,584	2,273
Foshan Haitian Flavouring & Food Co., Ltd., Class A	217,428	3,323
Hangzhou Tigermed Consulting Co. Ltd., Class A	188,597	2,120
Huazhu Group Ltd. ADR (c)	77,472	2,808
HUYA, Inc. ADR (a)	109,598	2,708
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	271,699	1,324
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	165,472	2,932
Kweichow Moutai Co., Ltd., Class A	18,696	2,682
Meituan Dianping, Class B (a)(b)	389,100	3,414
Shenzhou International Group Holdings Ltd. (b)	212,700	2,914
TAL Education Group ADR (a)	115,003	4,382
Tencent Holdings Ltd. (b)	55,000	2,488
Tencent Music Entertainment Group ADR (a)(c)	9	—	@
		39,001
Hong Kong (12.4%)
AIA Group Ltd.	292,500	3,162
China East Education Holdings Ltd.	653,500	930
Haidilao International Holding Ltd. (d)	439,000	1,837
Hong Kong Exchanges & Clearing Ltd.	75,000	2,651
		8,580
India (8.8%)
HDFC Bank Ltd. ADR	47,123	6,128
Korea, Republic of (3.1%)
NAVER Corp.	21,492	2,122
Philippines (1.3%)
Jollibee Foods Corp.	166,140	914
Taiwan (9.8%)
Nien Made Enterprise Co., Ltd.	304,000	2,290
Silergy Corp.	87,000	1,707
Taiwan Semiconductor Manufacturing Co., Ltd.	370,000	2,823
		6,820
Total Common Stocks (Cost $51,979)		63,565
Short-Term Investments (8.7%)
Securities held as Collateral on Loaned Securities (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	106	—	@
	Face Amount (000)		Value (000)
Repurchase Agreements (0.0%)
Barclays Capital, Inc., (2.50%, dated 6/28/19, due 7/1/19; proceeds $—@; fully collateralized by a U.S. Government obligation; 3.63% due 2/15/44; valued at $—@)	$—	@@	$—	@
Merrill Lynch & Co., Inc., (2.48%, dated 6/28/19, due 7/1/19; proceeds $—@; fully collateralized by U.S. Government obligations; 2.13% - 2.50% due 2/15/41 - 5/15/46; valued at $—@)	—	@@	—	@
			—	@
Total Securities held as Collateral on Loaned Securities (Cost $—@)			—	@
	Shares
Investment Company (8.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $6,052)	6,052,096		6,052
Total Short-Term Investments (Cost $6,052)			6,052
Total Investments Excluding Purchased Options (100.3%) (Cost $58,031)			69,617
Total Purchased Options Outstanding (0.1%) (Cost $184)			60
Total Investments (100.4%) (Cost $58,215) Including $2,011 of Securities Loaned (e)(f)			69,677
Liabilities in Excess of Other Assets (–0.4%)			(272)
Net Assets (100.0%)			$69,405

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at June 30, 2019.

(d)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)  The approximate fair value and percentage of net assets, $41,857,000 and 60.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(f)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,705,000 and the aggregate gross unrealized depreciation is approximately $1,243,000, resulting in net unrealized appreciation of approximately $11,462,000.

@  Value is less than $500.

@@  Amount is less than 500 shares.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Asia Opportunity Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.58	Jan-20	7,220,087	7,220	$17		$37	$(20)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul-19	9,522,180	9,522	—	@	46	(46)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct-19	6,421,881	6,422	3		38	(35)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun-20	12,095,307	12,095	40		63	(23)
							$60		$184	$(124)

@  —  Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar
Portfolio Composition*

Classification	Percentage of Total Investments
Other**	22.8%
Beverages	12.6
Internet & Direct Marketing Retail	11.7
Banks	8.8
Short-Term Investments	8.7
Hotels, Restaurants & Leisure	8.0
Diversified Consumer Services	7.6
Food Products	6.7
Interactive Media & Services	6.6
Semiconductors & Semiconductor Equipment	6.5
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2019.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Asia Opportunity Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $52,163)	$63,625
Investment in Security of Affiliated Issuer, at Value (Cost $6,052)	6,052
Total Investments in Securities, at Value (Cost $58,215)	69,677
Foreign Currency, at Value (Cost $131)	131
Cash from Securities Lending	1
Dividends Receivable	106
Receivable for Fund Shares Sold	65
Receivable for Investments Sold	15
Receivable from Affiliate	8
Receivable from Securities Lending Income	1
Other Assets	60
Total Assets	70,064
Liabilities:
Payable for Fund Shares Redeemed	470
Payable for Advisory Fees	104
Payable for Professional Fees	62
Payable for Shareholder Services Fees — Class A	3
Payable for Distribution and Shareholder Services Fees — Class C	4
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	5
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Administration Fees	4
Payable for Sub Transfer Agency Fees — Class I	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Collateral on Securities Loaned, at Value	—	@
Other Liabilities	5
Total Liabilities	659
Net Assets	$69,405
Net Assets Consist of:
Paid-in-Capital	$60,405
Total Distributable Earnings	9,000
Net Assets	$69,405

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Asia Opportunity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2019 (000)
CLASS I:
Net Assets	$51,339
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,733,471
Net Asset Value, Offering and Redemption Price Per Share	$18.78
CLASS A:
Net Assets	$12,471
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	670,455
Net Asset Value, Redemption Price Per Share	$18.60
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.03
Maximum Offering Price Per Share	$19.63
CLASS C:
Net Assets	$5,576
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	305,146
Net Asset Value, Offering and Redemption Price Per Share	$18.27
CLASS IS:
Net Assets	$19
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$18.80
(1) Including: Securities on Loan, at Value:	$2,011

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Asia Opportunity Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $44 of Foreign Taxes Withheld)	$389
Dividends from Security of Affiliated Issuer (Note G)	49
Income from Securities Loaned — Net	40
Total Investment Income	478
Expenses:
Advisory Fees (Note B)	211
Professional Fees	45
Shareholder Services Fees — Class A (Note D)	14
Distribution and Shareholder Services Fees — Class C (Note D)	19
Registration Fees	29
Administration Fees (Note C)	21
Custodian Fees (Note F)	14
Sub Transfer Agency Fees — Class I	8
Sub Transfer Agency Fees — Class A	2
Sub Transfer Agency Fees — Class C	1
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	7
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Shareholder Reporting Fees	8
Directors' Fees and Expenses	3
Pricing Fees	1
Other Expenses	9
Total Expenses	395
Waiver of Advisory Fees (Note B)	(65)
Rebate from Morgan Stanley Affiliate (Note G)	(4)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Net Expenses	324
Net Investment Income	154
Realized Loss:
Investments Sold	(146)
Foreign Currency Translation	(17)
Net Realized Loss	(163)
Change in Unrealized Appreciation (Depreciation):
Investments	11,463
Foreign Currency Translation	(1)
Net Change in Unrealized Appreciation (Depreciation)	11,462
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	11,299
Net Increase in Net Assets Resulting from Operations	$11,453

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Asia Opportunity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$154	$(26)
Net Realized Loss	(163)	(2,360)
Net Change in Unrealized Appreciation (Depreciation)	11,462	(5,626)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,453	(8,012)
Dividends and Distributions to Shareholders:
Class I	—	(184)
Class A	—	(55)
Class C	—	(17)
Class IS	—	(— @)
Total Dividends and Distributions to Shareholders	—	(256)
Capital Share Transactions:(1)
Class I:
Subscribed	21,030	25,301
Distributions Reinvested	—	135
Redeemed	(3,689)	(10,225)
Class A:
Subscribed	11,593	14,058
Distributions Reinvested	—	55
Redeemed	(8,170)	(8,094)
Class C:
Subscribed	2,255	3,603
Distributions Reinvested	—	17
Redeemed	(95)	(813)
Net Increase in Net Assets Resulting from Capital Share Transactions	22,924	24,037
Redemption Fees	22	3
Total Increase in Net Assets	34,399	15,772
Net Assets:
Beginning of Period	35,006	19,234
End of Period	$69,405	$35,006
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,193	1,448
Shares Issued on Distributions Reinvested	—	8
Shares Redeemed	(213)	(643)
Net Increase in Class I Shares Outstanding	980	813
Class A:
Shares Subscribed	662	817
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(472)	(510)
Net Increase in Class A Shares Outstanding	190	310
Class C:
Shares Subscribed	129	208
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(6)	(53)
Net Increase in Class C Shares Outstanding	123	156

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Asia Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from December 29, 2015(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016		December 31, 2015
Net Asset Value, Beginning of Period	$14.53		$16.92		$9.68		$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.06		0.01		(0.04)		(0.03)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	4.18		(2.30)		7.47		(0.10)		0.03
Total from Investment Operations	4.24		(2.29)		7.43		(0.13)		0.03
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.08)		—
Net Realized Gain	—		(0.10)		(0.19)		—		—
Paid-in-Capital	—		—		—		(0.14)		—
Total Distributions	—		(0.10)		(0.19)		(0.22)		—
Redemption Fees	0.01		0.00	(3)	0.00	(3)	—		—
Net Asset Value, End of Period	$18.78		$14.53		$16.92		$9.68		$10.03
Total Return(4)	29.25	%(6)	(13.65)%		76.82%		(1.34)%		0.30	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$51,339		$25,479		$15,913		$5,405		$5,587
Ratio of Expenses Before Expense Limitation	1.34	%(7)	1.67%		3.10%		5.28%		125.50	%(7)
Ratio of Expenses After Expense Limitation	1.08	%(5)(7)	1.09	%(5)	1.06	%(5)	1.08	%(5)	1.03	%(5)(7)
Ratio of Net Investment Income (Loss)	0.74	%(5)(7)	0.04	%(5)	(0.27	)%(5)	(0.31	)%(5)	(0.71	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)	0.01%		0.01%		0.01%		0.04	%(7)
Portfolio Turnover Rate	19	%(6)	63%		50%		44%		0	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Asia Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from December 29, 2015(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016		December 31, 2015
Net Asset Value, Beginning of Period	$14.42		$16.84		$9.67		$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.03		(0.04)		(0.10)		(0.08)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	4.14		(2.28)		7.46		(0.09)		0.03
Total from Investment Operations	4.17		(2.32)		7.36		(0.17)		0.03
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.05)		—
Net Realized Gain	—		(0.10)		(0.19)		—		—
Paid-in-Capital	—		—		—		(0.14)		—
Total Distributions	—		(0.10)		(0.19)		(0.19)		—
Redemption Fees	0.01		0.00	(3)	0.00	(3)	—		—
Net Asset Value, End of Period	$18.60		$14.42		$16.84		$9.67		$10.03
Total Return(4)	28.99	%(6)	(13.89)%		76.17%		(1.67)%		0.30	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12,471		$6,930		$2,873		$535		$10
Ratio of Expenses Before Expense Limitation	1.72	%(7)	2.05%		3.50%		6.36%		139.50	%(7)
Ratio of Expenses After Expense Limitation	1.43	%(5)(7)	1.44	%(5)	1.44	%(5)	1.44	%(5)	1.40	%(5)(7)
Ratio of Net Investment Income (Loss)	0.35	%(5)(7)	(0.22	)%(5)	(0.69	)%(5)	(0.78	)%(5)	(1.09	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)	0.01%		0.01%		0.01%		0.05	%(7)
Portfolio Turnover Rate	19	%(6)	63%		50%		44%		0	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Asia Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from December 29, 2015(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016		December 31, 2015
Net Asset Value, Beginning of Period	$14.21		$16.73		$9.68		$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.15)		(0.22)		(0.14)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	4.07		(2.27)		7.46		(0.10)		0.03
Total from Investment Operations	4.05		(2.42)		7.24		(0.24)		0.03
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.10)		(0.19)		—		—
Paid-in-Capital	—		—		—		(0.11)		—
Total Distributions	—		(0.10)		(0.19)		(0.11)		—
Redemption Fees	0.01		0.00	(3)	0.00	(3)	—		—
Net Asset Value, End of Period	$18.27		$14.21		$16.73		$9.68		$10.03
Total Return(4)	28.57	%(6)	(14.58)%		74.85%		(2.44)%		0.30	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,576		$2,582		$431		$10		$10
Ratio of Expenses Before Expense Limitation	2.39	%(7)	2.80%		5.26%		27.34%		140.25	%(7)
Ratio of Expenses After Expense Limitation	2.13	%(5)(7)	2.19	%(5)	2.19	%(5)	2.19	%(5)	2.17	%(5)(7)
Ratio of Net Investment Loss	(0.30	)%(5)(7)	(0.92	)%(5)	(1.51	)%(5)	(1.42	)%(5)	(1.84	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)	0.01%		0.01%		0.01%		0.03	%(7)
Portfolio Turnover Rate	19	%(6)	63%		50%		44%		0	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Asia Opportunity Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from December 29, 2015(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016		December 31, 2015
Net Asset Value, Beginning of Period	$14.54		$16.92		$9.68		$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.05		0.01		(0.02)		(0.03)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	4.20		(2.29)		7.45		(0.10)		0.03
Total from Investment Operations	4.25		(2.28)		7.43		(0.13)		0.03
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.08)		—
Net Realized Gain	—		(0.10)		(0.19)		—		—
Paid-in-Capital	—		—		—		(0.14)		—
Total Distributions	—		(0.10)		(0.19)		(0.22)		—
Redemption Fees	0.01		0.00	(3)	0.00	(3)	—		—
Net Asset Value, End of Period	$18.80		$14.54		$16.92		$9.68		$10.03
Total Return(4)	29.30	%(6)	(13.59)%		76.82%		(1.29)%		0.30	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$19		$15		$17		$10		$10
Ratio of Expenses Before Expense Limitation	11.23	%(7)	13.31%		17.65%		25.20%		139.25	%(7)
Ratio of Expenses After Expense Limitation	1.03	%(5)(7)	1.04	%(5)	1.04	%(5)	1.04	%(5)	1.02	%(5)(7)
Ratio of Net Investment Income (Loss)	0.60	%(5)(7)	0.05	%(5)	(0.18	)%(5)	(0.26	)%(5)	(0.69	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)	0.01%		0.01%		0.01%		0.03	%(7)
Portfolio Turnover Rate	19	%(6)	63%		50%		44%		0	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Asia Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$6,128	$—		$—	$6,128
Beverages	—	8,768		—	8,768
Capital Markets	—	2,651		—	2,651
Diversified Consumer Services	5,312	—		—	5,312
Entertainment	2,708	—		—	2,708
Food Products	—	4,647		—	4,647
Hotels, Restaurants & Leisure	2,808	2,751		—	5,559
Household Durables	—	2,290		—	2,290
Insurance	—	3,162		—	3,162
Interactive Media & Services	—	4,610		—	4,610
Internet & Direct Marketing Retail	4,752	3,414		—	8,166
Life Sciences Tools & Services	—	2,120		—	2,120
Semiconductors & Semiconductor Equipment	—	4,530		—	4,530
Textiles, Apparel & Luxury Goods	—	2,914		—	2,914
Total Common Stocks	21,708	41,857		—	63,565
Call Options Purchased		60			60
Short-Term Investments
Investment Company	6,052	—		—	6,052
Repurchase Agreements	—	—	@	—	—	@
Total Short-Term Investments	6,052	—	@	—	6,052
Total Assets	$27,760	$41,917		$—	$69,677

@ Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$60	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(29	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(33	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$60	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
BNP Paribas	$17		$—	$—	$17
Royal Bank of Scotland	43		—	—	43
Total	$60	(a)	$—	$—	$60

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

For the six months ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	25,180,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$2,011	(e)	$—	$(2,011	)(f)(g)	$0

(e) Represents market value of loaned securities at period end.

(f) The Fund received cash collateral of less than $500 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $2,053,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(g) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2019:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)		<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$—	@	$—	$—	$—	$—	@
Total Borrowings	$—	@	$—	$—	$—	$—	@
Gross amount of recognized liabilities for securities lending transactions						$—	@

@ Amount is less than $500.

7.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities.

Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.54% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares, 1.45% for Class A shares, 2.20% for Class C shares and 1.05% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $65,000 of advisory fees were waived and approximately $2,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $27,435,000 and $9,544,000, respectively.

There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$883	$23,959	$18,790	$49
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$6,052

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$256	$—	$195	$19

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2018.

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$37	$—

At December 31, 2018, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $2,191,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 47.5%.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and three-year periods and for the period since the end of December 2015, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee and total expense ratio were lower than its peer group averages and the actual management fee was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average, (ii) management fee was acceptable and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

25

Privacy Notice (unaudited) (cont'd)

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

27

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIASOPPSAN
2663722 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Breakout Nations Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	22
Privacy Notice	24
Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Emerging Markets Breakout Nations Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Emerging Markets Breakout Nations Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Breakout Nations Portfolio Class I	$1,000.00	$1,106.90	$1,019.29	$5.80	$5.56	1.11%
Emerging Markets Breakout Nations Portfolio Class A	1,000.00	1,104.30	1,017.21	7.98	7.65	1.53
Emerging Markets Breakout Nations Portfolio Class C	1,000.00	1,100.70	1,013.49	11.88	11.38	2.28
Emerging Markets Breakout Nations Portfolio Class IS	1,000.00	1,107.90	1,019.44	5.64	5.41	1.08

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Portfolio of Investments

Emerging Markets Breakout Nations Portfolio

	Shares	Value (000)
Common Stocks (80.5%)
Argentina (4.2%)
Banco Macro SA ADR	854	$62
Globant SA (a)	372	38
Grupo Financiero Galicia SA ADR	1,855	66
Grupo Supervielle SA ADR	874	7
Pampa Energia SA ADR (a)	592	20
YPF SA ADR	1,887	34
		227
Brazil (14.0%)
Ambev SA	23,990	112
Atacadao SA	15,294	88
B3 SA - Brasil Bolsa Balcao	10,255	100
Banco Bradesco SA (Preference)	7,028	69
Itau Unibanco Holding SA (Preference)	13,643	129
Lojas Renner SA	7,198	88
Petroleo Brasileiro SA	10,973	86
Petroleo Brasileiro SA (Preference)	11,380	81
		753
Chile (2.7%)
Banco Santander Chile	1,164,068	87
SACI Falabella	8,541	56
		143
China (10.2%)
Alibaba Group Holding Ltd. ADR (a)	796	135
CSPC Pharmaceutical Group Ltd. (b)	14,000	22
Kweichow Moutai Co., Ltd., Class A	200	29
New Oriental Education & Technology Group, Inc. ADR (a)	354	34
Sinopharm Group Co., Ltd. H Shares (b)	1,600	6
TAL Education Group ADR (a)	887	34
Tencent Holdings Ltd. (b)	6,400	289
		549
Egypt (5.3%)
Commercial International Bank Egypt SAE	5,226	23
Commercial International Bank Egypt SAE GDR	26,345	112
Egyptian Financial Group-Hermes Holding Co.	29,948	31
Egyptian Financial Group-Hermes Holding Co. GDR	23,239	44
Integrated Diagnostics Holdings PLC	10,325	51
Juhayna Food Industries	42,034	26
		287
India (4.1%)
HDFC Bank Ltd. ADR	279	36
ICICI Bank Ltd. ADR	8,639	109
Larsen & Toubro Ltd. GDR	3,314	74
		219
Indonesia (7.5%)
Astra International Tbk PT	142,600	75
Bank Central Asia Tbk PT	31,200	66
Bank Mandiri Persero Tbk PT	129,200	74
Bank Rakyat Indonesia Persero Tbk PT	127,000	39
	Shares	Value (000)
Telekomunikasi Indonesia Persero Tbk PT	282,800	$83
Unilever Indonesia Tbk PT	21,000	67
		404
Malaysia (2.1%)
Malayan Banking Bhd	34,740	75
Public Bank Bhd	6,900	38
		113
Mexico (7.2%)
Alsea SAB de CV (a)	16,998	33
Fomento Economico Mexicano SAB de CV ADR	1,272	123
Grupo Financiero Banorte SAB de CV Series O	16,526	96
Infraestructura Energetica Nova SAB de CV	8,023	32
Wal-Mart de Mexico SAB de CV	38,389	105
		389
Peru (5.1%)
Cia de Minas Buenaventura SAA ADR	5,030	84
Credicorp Ltd.	840	192
		276
Philippines (3.5%)
Ayala Corp.	1,300	23
Ayala Land, Inc.	27,900	28
Jollibee Foods Corp.	4,750	26
SM Investments Corp.	5,930	112
		189
Poland (4.6%)
Jeronimo Martins SGPS SA	2,673	43
LPP SA	31	63
Powszechna Kasa Oszczednosci Bank Polski SA	5,206	60
Santander Bank Polska SA	841	84
		250
South Africa (4.1%)
AVI Ltd.	4,222	28
Bidvest Group Ltd. (The)	1,650	22
Capitec Bank Holdings Ltd.	405	37
Clicks Group Ltd.	2,720	40
Nedbank Group Ltd.	1,408	25
Reunert Ltd.	2,745	13
Sanlam Ltd.	10,143	56
		221
Turkey (2.8%)
Akbank T.A.S. (a)	51,276	60
Tupras Turkiye Petrol Rafinerileri AS	1,389	28
Turkiye Garanti Bankasi AS (a)	38,072	60
		148
Vietnam (3.1%)
Masan Group Corp. (a)	7,380	26
Sai Gon Cargo Service Corp.	2,060	14
Saigon Beer Alcohol Beverage Corp.	2,530	30
Vietjet Aviation JSC	3,858	21
Vincom Retail JSC	26,503	39
Vinhomes JSC (a)	10,380	35
		165
Total Common Stocks (Cost $3,933)		4,333

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Portfolio of Investments (cont'd)

Emerging Markets Breakout Nations Portfolio

	Shares	Value (000)
Investment Company (5.4%)
India (5.4%)
iShares MSCI India ETF (Cost $265)	8,204	$290
Short-Term Investment (12.2%)
Investment Company (12.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $658)	657,673	658
Total Investments (98.1%) (Cost $4,856) (c)(d)(e)		5,281
Other Assets in Excess of Liabilities (1.9%)		104
Net Assets (100.0%)		$5,385

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  The approximate fair value and percentage of net assets, $2,153,000 and 40.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(d)  Securities are available for collateral in connection with an open foreign currency forward exchange contract and futures contract.

(e)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $619,000 and the aggregate gross unrealized depreciation is approximately $191,000, resulting in net unrealized appreciation of approximately $428,000.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

GDR  Global Depositary Receipt.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at June 30, 2019:

Counterparty	Contracts to Deliver (000)	In Exchange For (000)		Delivery Date	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	$62	INR	4,325	7/18/19	$1

Futures Contract:

The Fund had the following futures contract open at June 30, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (000)
Long:
SGX NIFTY 50 (Singapore)	26	Jul-19	$—	@	$616	$2

@  —  Value is less than $500.

INR  —  Indian Rupee

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	35.4%
Banks	30.4
Short-Term Investment	12.4
Beverages	5.6
Investment Company	5.5
Interactive Media & Services	5.5
Food & Staples Retailing	5.2
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include an open long futures contract with a value of approximately $616,000 with unrealized appreciation of approximately $2,000. Does not include an open foreign currency forward exchange contract with unrealized appreciation of approximately $1,000.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Emerging Markets Breakout Nations Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $4,198)	$4,623
Investment in Security of Affiliated Issuer, at Value (Cost $658)	658
Total Investments in Securities, at Value (Cost $4,856)	5,281
Foreign Currency, at Value (Cost $15)	15
Due from Adviser	61
Receivable for Variation Margin on Futures Contracts	53
Dividends Receivable	2
Unrealized Appreciation on Foreign Currency Forward Exchange Contract	1
Tax Reclaim Receivable	1
Receivable from Affiliate	1
Other Assets	46
Total Assets	5,461
Liabilities:
Payable for Professional Fees	53
Payable for Custodian Fees	15
Deferred Capital Gain Country Tax	3
Payable for Investments Purchased	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	—	@
Other Liabilities	4
Total Liabilities	76
Net Assets	$5,385
Net Assets Consist of:
Paid-in-Capital	$4,993
Total Distributable Earnings	392
Net Assets	$5,385
CLASS I:
Net Assets	$5,353
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	497,000
Net Asset Value, Offering and Redemption Price Per Share	$10.77
CLASS A:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Redemption Price Per Share	$10.69
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.59
Maximum Offering Price Per Share	$11.28
CLASS C:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.49
CLASS IS:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.78

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Emerging Markets Breakout Nations Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $7 of Foreign Taxes Withheld)	$65
Dividends from Security of Affiliated Issuer (Note G)	7
Total Investment Income	72
Expenses:
Professional Fees	65
Custodian Fees (Note F)	34
Registration Fees	25
Advisory Fees (Note B)	23
Shareholder Reporting Fees	7
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Pricing Fees	3
Administration Fees (Note C)	2
Directors' Fees and Expenses	2
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Other Expenses	11
Total Expenses	176
Expenses Reimbursed by Adviser (Note B)	(120)
Waiver of Advisory Fees (Note B)	(23)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	29
Net Investment Income	43
Realized Gain (Loss):
Investments Sold	(35)
Foreign Currency Forward Exchange Contracts	(13)
Foreign Currency Translation	— @
Futures Contracts	29
Net Realized Loss	(19)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $3)	485
Foreign Currency Forward Exchange Contracts	8
Foreign Currency Translation	(— @)
Futures Contracts	7
Net Change in Unrealized Appreciation (Depreciation)	500
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	481
Net Increase in Net Assets Resulting from Operations	$524

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Emerging Markets Breakout Nations Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$43	$29
Net Realized Loss	(19)	(78)
Net Change in Unrealized Appreciation (Depreciation)	500	(966)
Net Increase (Decrease) in Net Assets Resulting from Operations	524	(1,015)
Dividends and Distributions to Shareholders:
Class I	—	(77)
Class A	—	(— @)
Class C	—	(— @)
Class IS	—	(— @)
Total Dividends and Distributions to Shareholders	—	(77)
Total Increase (Decrease) in Net Assets	524	(1,092)
Net Assets:
Beginning of Period	4,861	5,953
End of Period	$5,385	$4,861

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Breakout Nations Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,				Period from December 15, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$9.72		$11.91		$10.15		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.09		0.06		0.08		0.00	(3)
Net Realized and Unrealized Gain (Loss)	0.96		(2.09)		2.19		0.15
Total from Investment Operations	1.05		(2.03)		2.27		0.15
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.05)		—
Net Realized Gain	—		(0.13)		(0.46)		—
Total Distributions	—		(0.16)		(0.51)		—
Net Asset Value, End of Period	$10.77		$9.72		$11.91		$10.15
Total Return(4)	10.69	%(6)	(17.10)%		22.44%		1.50	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,353		$4,831		$5,917		$5,043
Ratio of Expenses Before Expense Limitation	6.70	%(7)	6.28%		9.42%		22.93	%(7)
Ratio of Expenses After Expense Limitation	1.11	%(5)(7)	1.12	%(5)	1.11	%(5)	1.09	%(5)(7)
Ratio of Net Investment Income	1.69	%(5)(7)	0.54	%(5)	0.66	%(5)	0.67	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)	0.02%		0.02%		0.04	%(7)
Portfolio Turnover Rate	12	%(6)	36%		79%		16	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Breakout Nations Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,				Period from December 15, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$9.67		$11.90		$10.14		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.01		0.03		0.00	(3)
Net Realized and Unrealized Gain (Loss)	0.96		(2.08)		2.20		0.14
Total from Investment Operations	1.02		(2.07)		2.23		0.14
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.01)		—
Net Realized Gain	—		(0.13)		(0.46)		—
Total Distributions	—		(0.16)		(0.47)		—
Net Asset Value, End of Period	$10.69		$9.67		$11.90		$10.14
Total Return(4)	10.43	%(6)	(17.45)%		22.01%		1.40	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$10		$12		$10
Ratio of Expenses Before Expense Limitation	22.55	%(7)	23.28%		27.13%		37.02	%(7)
Ratio of Expenses After Expense Limitation	1.53	%(5)(7)	1.53	%(5)	1.53	%(5)	1.51	%(5)(7)
Ratio of Net Investment Income	1.27	%(5)(7)	0.12	%(5)	0.25	%(5)	0.24	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)	0.02%		0.02%		0.04	%(7)
Portfolio Turnover Rate	12	%(6)	36%		79%		16	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Breakout Nations Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,				Period from December 15, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$9.53		$11.80		$10.14		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.03		(0.07)		(0.06)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	0.93		(2.04)		2.18		0.14
Total from Investment Operations	0.96		(2.11)		2.12		0.14
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.00	)(3)	—
Net Realized Gain	—		(0.13)		(0.46)		—
Total Distributions	—		(0.16)		(0.46)		—
Net Asset Value, End of Period	$10.49		$9.53		$11.80		$10.14
Total Return(4)	10.07	%(6)	(18.09)%		21.09%		1.40	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10		$12		$10
Ratio of Expenses Before Expense Limitation	23.57	%(7)	24.22%		26.78%		37.76	%(7)
Ratio of Expenses After Expense Limitation	2.28	%(5)(7)	2.28	%(5)	2.28	%(5)	2.26	%(5)(7)
Ratio of Net Investment Income (Loss)	0.52	%(5)(7)	(0.62	)%(5)	(0.50	)%(5)	(0.50	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)	0.02%		0.02%		0.04	%(7)
Portfolio Turnover Rate	12	%(6)	36%		79%		16	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Breakout Nations Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,				Period from December 15, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$9.73		$11.91		$10.15		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.09		0.06		0.08		0.00	(3)
Net Realized and Unrealized Gain (Loss)	0.96		(2.08)		2.19		0.15
Total from Investment Operations	1.05		(2.02)		2.27		0.15
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.05)		—
Net Realized Gain	—		(0.13)		(0.46)		—
Total Distributions	—		(0.16)		(0.51)		—
Net Asset Value, End of Period	$10.78		$9.73		$11.91		$10.15
Total Return(4)	10.79	%(6)	(17.10)%		22.47%		1.50	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$10		$12		$10
Ratio of Expenses Before Expense Limitation	22.20	%(7)	20.74%		25.68%		36.76	%(7)
Ratio of Expenses After Expense Limitation	1.08	%(5)(7)	1.08	%(5)	1.08	%(5)	1.06	%(5)(7)
Ratio of Net Investment Income	1.72	%(5)(7)	0.58	%(5)	0.69	%(5)	0.70	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)	0.02%		0.02%		0.04	%(7)
Portfolio Turnover Rate	12	%(6)	36%		79%		16	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Breakout Nations Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$14	$—	$14
Airlines	—	21	—	21
Automobiles	—	75	—	75
Banks	853	753	—	1,606
Beverages	235	59	—	294
Capital Markets	144	31	—	175
Construction & Engineering	—	74	—	74
Diversified Consumer Services	68	—	—	68
Diversified Financial Services	—	23	—	23
Diversified Telecommunication Services	—	83	—	83
Electric Utilities	20	—	—	20
Food & Staples Retailing	193	83	—	276
Food Products	—	80	—	80
Gas Utilities	32	—	—	32
Health Care Providers & Services	—	57	—	57
Hotels, Restaurants & Leisure	33	26	—	59
Household Products	—	67	—	67
Industrial Conglomerates	—	147	—	147
Insurance	—	56	—	56
Interactive Media & Services	—	289	—	289
Internet & Direct Marketing Retail	135	—	—	135
Metals & Mining	84	—	—	84
Multi-Line Retail	144	—	—	144
Oil, Gas & Consumable Fuels	201	28	—	229
Pharmaceuticals	—	22	—	22
Real Estate Management & Development	—	102	—	102
Software	38	—	—	38
Textiles, Apparel & Luxury Goods	—	63	—	63
Total Common Stocks	2,180	2,153	—	4,333
Investment Company	290	—	—	290
Short-Term Investment
Investment Company	658	—	—	658
Foreign Currency Forward Exchange Contract	—	1	—	1
Futures Contract	2	—	—	2
Total Assets	$3,130	$2,154	$—	$5,284

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

A significant portion of the Fund's net assets consist of securities of issuers located in emerging markets, which are denominated in foreign currencies. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of securities and

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the U.S. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Appreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$1
Futures Contract	Variation Margin on Futures Contract	Equity Risk	2	(a)
Total			$3

(a) This amount represents the cumulative appreciation as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(13)
Equity Risk	Futures Contracts	29
Total		$16
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$8
Equity Risk	Futures Contracts	7
Total		$15

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contract	$1	$—

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
JPMorgan Chase Bank NA	$1	$—	$—	$1

For the six months ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$41,000
Futures Contracts:
Average monthly notional value	$1,208,000

5.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class I shares, 1.55% for Class A shares, 2.30% for Class C shares and 1.10% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $23,000 of advisory fees were waived and approximately $123,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $775,000 and $519,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$819	$529	$690	$7
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$658

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the three-year period ended December 31, 2018 remains subject to examination by taxing authorities

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$35	$35	$243	$8

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a dividend redesignation and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$7	$(7)

At December 31, 2018, the Fund had no distributable earnings on a tax basis.

At December 31, 2018, the Fund had available unused short-term capital losses of approximately $64,000 that do not have an expiration date.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund did not have record owners of 10% or greater.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period and for the period since the end of December 2016, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

24

Privacy Notice (unaudited) (cont'd)

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
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Other important information

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25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

26

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMBONSAN
2663735 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	20
Investment Advisory Agreement Approval	29
Privacy Notice	31
Director and Officer Information	33

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Emerging Markets Fixed Income Opportunities Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Emerging Markets Fixed Income Opportunities Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Fixed Income Opportunities Portfolio Class I	$1,000.00	$1,107.30	$1,020.68	$4.34	$4.16	0.83%
Emerging Markets Fixed Income Opportunities Portfolio Class A	1,000.00	1,105.30	1,018.94	6.16	5.91	1.18
Emerging Markets Fixed Income Opportunities Portfolio Class L	1,000.00	1,103.50	1,017.70	7.46	7.15	1.43
Emerging Markets Fixed Income Opportunities Portfolio Class C	1,000.00	1,100.60	1,015.22	10.05	9.64	1.93
Emerging Markets Fixed Income Opportunities Portfolio Class IS	1,000.00	1,107.40	1,020.83	4.18	4.01	0.80

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Emerging Markets Fixed Income Opportunities Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (87.8%)
Angola (0.9%)
Sovereign (0.9%)
Angolan Government International Bond, 9.38%, 5/8/48 (a)		$420	$464
Argentina (4.1%)
Corporate Bonds (2.2%)
Banco Macro SA,
17.50%, 5/8/22 (a)	ARS	1,080	16
Province of Santa Fe,
6.90%, 11/1/27 (a)		$400	324
Provincia de Cordoba,
7.45%, 9/1/24 (a)		330	261
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)		230	170
Provincia de Mendoza Argentina,
BADLAR + 4.38%, 50.87%, 6/9/21 (b)	ARS	3,570	70
Provincia de Rio Negro,
7.75%, 12/7/25 (a)		$150	99
Provincia del Chaco Argentina,
9.38%, 8/18/24 (a)		240	178
			1,118
Sovereign (1.9%)
Argentina POM Politica Monetaria,
63.70%, 6/21/20 (b)	ARS	8,650	200
Argentine Republic Government International Bond,
6.88%, 4/22/21 - 1/11/48		$810	684
7.13%, 6/28/17		100	75
			959
			2,077
Azerbaijan (0.9%)
Sovereign (0.9%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32		210	198
Southern Gas Corridor CJSC, 6.88%, 3/24/26		200	232
			430
Bahrain (0.6%)
Sovereign (0.6%)
Bahrain Government International Bond, 7.50%, 9/20/47		300	319
Belarus (0.4%)
Sovereign (0.4%)
Republic of Belarus International Bond, 6.20%, 2/28/30 (a)		200	215
	Face Amount (000)		Value (000)
Brazil (8.3%)
Corporate Bonds (3.0%)
CSN Resources SA,
7.63%, 4/17/26 (a)		$260	$277
Embraer Netherlands Finance BV,
5.05%, 6/15/25		90	97
5.40%, 2/1/27		82	91
Hidrovias International Finance SARL,
5.95%, 1/24/25 (a)		200	205
5.95%, 1/24/25		400	410
Minerva Luxembourg SA,
5.88%, 1/19/28 (a)		200	201
Suzano Austria GmbH,
7.00%, 3/16/47		200	228
			1,509
Sovereign (5.3%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21 - 1/1/27	BRL	9,257	2,691
			4,200
Chile (1.6%)
Corporate Bonds (1.2%)
Cencosud SA,
5.15%, 2/12/25		$200	212
6.63%, 2/12/45		200	217
Geopark Ltd.,
6.50%, 9/21/24 (a)		200	207
			636
Sovereign (0.4%)
Bonos de la Tesoreria de la Republica en pesos,
4.50%, 3/1/26	CLP	140,000	224
			860
China (2.2%)
Corporate Bonds (2.2%)
China Aoyuan Group Ltd.,
5.38%, 9/13/22		$230	225
China Evergrande Group,
8.25%, 3/23/22		250	242
China SCE Group Holdings Ltd.,
7.45%, 4/17/21		220	225
Fufeng Group Ltd.,
5.88%, 8/28/21		200	209
Sunac China Holdings Ltd.,
7.88%, 2/15/22		200	204
			1,105

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

	Face Amount (000)		Value (000)
Colombia (6.1%)
Corporate Bonds (3.5%)
Canacol Energy Ltd.,
7.25%, 5/3/25 (a)		$400	$418
Gran Tierra Energy, Inc.,
7.75%, 5/23/27 (a)		230	227
Millicom International Cellular SA,
6.00%, 3/15/25		685	714
Termocandelaria Power Ltd.,
7.88%, 1/30/29 (a)		400	439
			1,798
Sovereign (2.6%)
Colombian TES, Series B
6.00%, 4/28/28	COP	518,200	162
6.25%, 11/26/25		726,000	235
7.00%, 5/4/22 – 6/30/32		556,500	184
7.50%, 8/26/26		1,138,000	393
7.75%, 9/18/30		30,000	10
10.00%, 7/24/24		847,300	320
			1,304
			3,102
Costa Rica (0.4%)
Sovereign (0.4%)
Costa Rica Government International Bond, 7.16%, 3/12/45		$220	221
Dominican Republic (1.2%)
Corporate Bond (0.8%)
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, (Units) 7.95%, 5/11/26 (a)(c)		400	435
Sovereign (0.4%)
Dominican Republic International Bond,
9.75%, 6/5/26 (a)	DOP	10,550	212
			647
Ecuador (1.7%)
Sovereign (1.7%)
Ecuador Government International Bond,
8.88%, 10/23/27		$610	637
10.75%, 1/31/29 (a)		200	226
			863
Egypt (1.0%)
Sovereign (1.0%)
Egypt Government International Bond,
4.75%, 4/16/26	EUR	100	114
6.38%, 4/11/31 (a)		330	383
			497
	Face Amount (000)		Value (000)
El Salvador (0.2%)
Sovereign (0.2%)
El Salvador Government International Bond, 8.63%, 2/28/29 (a)		$80	$91
Georgia (0.3%)
Corporate Bond (0.3%)
Bank of Georgia JSC, 11.00%, 6/1/20 (a)	GEL	500	177
Ghana (1.3%)
Sovereign (1.3%)
Ghana Government International Bond,
8.63%, 6/16/49 (a)		$260	263
8.95%, 3/26/51 (a)		200	208
Kosmos Energy Ltd.,
7.13%, 4/4/26 (a)		200	202
			673
Hungary (0.9%)
Sovereign (0.9%)
Hungary Government Bond,
3.00%, 10/27/27	HUF	73,220	273
5.50%, 6/24/25		39,170	167
			440
India (0.9%)
Corporate Bonds (0.9%)
Greenko Investment Co.,
4.88%, 8/16/23 (a)		$240	234
Shriram Transport Finance Co. Ltd.,
5.95%, 10/24/22 (a)		200	203
			437
Indonesia (6.3%)
Corporate Bonds (1.2%)
Jababeka International BV,
6.50%, 10/5/23 (a)		460	444
Soechi Capital Pte Ltd.,
8.38%, 1/31/23 (a)		200	168
			612
Sovereign (5.1%)
Indonesia Government International Bond,
5.35%, 2/11/49		200	240
Indonesia Treasury Bond,
7.50%, 8/15/32	IDR	7,310,000	509
8.13%, 5/15/24		10,167,000	760
8.38%, 3/15/34		2,400,000	181
8.75%, 5/15/31		1,310,000	101
9.00%, 3/15/29		1,395,000	109
Pertamina Persero PT,
6.50%, 11/7/48 (a)		$200	248
Perusahaan Listrik Negara PT,
6.15%, 5/21/48 (a)		400	476
			2,624
			3,236

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

	Face Amount (000)		Value (000)
Iraq (0.4%)
Sovereign (0.4%)
Iraq International Bond, 6.75%, 3/9/23 (a)		$200	$206
Jamaica (0.5%)
Corporate Bond (0.0%)
Digicel Group Two Ltd., 8.25%, 9/30/22		69	16
Sovereign (0.5%)
Jamaica Government International Bond,
8.00%, 3/15/39		200	248
			264
Jordan (0.8%)
Sovereign (0.8%)
Jordan Government International Bond, 7.38%, 10/10/47 (a)		400	414
Kenya (0.4%)
Sovereign (0.4%)
Kenya Government International Bond, 8.00%, 5/22/32 (a)		200	212
Lebanon (0.4%)
Sovereign (0.4%)
Lebanon Government International Bond, 6.85%, 3/23/27		266	212
Malaysia (1.9%)
Sovereign (1.9%)
Malaysia Government Bond,
3.66%, 10/15/20	MYR	137	33
3.96%, 9/15/25		1,627	403
4.16%, 7/15/21		875	213
4.18%, 7/15/24		762	191
4.23%, 6/30/31		246	62
4.50%, 4/15/30		249	64
			966
Mexico (9.3%)
Corporate Bonds (2.1%)
Alfa SAB de CV,
6.88%, 3/25/44		$200	223
Alpha Holding SA de CV,
10.00%, 12/19/22 (a)		200	192
Financiera Independencia SAB de CV SOFOM ENR,
8.00%, 7/19/24 (a)		250	227
Trust F/1401,
6.39%, 1/15/50 (a)		240	247
Unifin Financiera SAB de CV SOFOM ENR,
8.88%, 1/29/25 (a)(d)		200	185
			1,074
	Face Amount (000)		Value (000)
Sovereign (7.2%)
Mexican Bonos, Series M
6.50%, 6/10/21	MXN	6,594	$337
7.50%, 6/3/27		13,160	685
7.75%, 5/29/31		3,017	159
8.00%, 6/11/20 - 12/7/23		7,672	403
10.00%, 12/5/24		15,528	903
Petroleos Mexicanos,
6.35%, 2/12/48		$300	259
6.50%, 3/13/27 - 1/23/29		666	654
6.75%, 9/21/47		310	277
			3,677
			4,751
Moldova (0.5%)
Corporate Bond (0.5%)
Aragvi Finance International DAC, 12.00%, 4/9/24 (a)		260	265
Nigeria (2.9%)
Corporate Bonds (1.6%)
Fidelity Bank PLC,
10.50%, 10/16/22 (a)		420	456
United Bank for Africa PLC,
7.75%, 6/8/22 (a)		340	357
			813
Sovereign (1.3%)
Nigeria Government International Bond,
6.38%, 7/12/23		200	212
7.14%, 2/23/30 (a)		200	203
9.25%, 1/21/49 (a)		200	227
			642
			1,455
Panama (0.8%)
Corporate Bond (0.4%)
Empresa de Transmision Electrica SA,
5.13%, 5/2/49 (a)		200	219
Sovereign (0.4%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)		200	226
			445
Paraguay (1.3%)
Sovereign (1.3%)
Paraguay Government International Bond,
4.70%, 3/27/27 (a)		400	434
5.40%, 3/30/50 (a)		200	223
			657

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

	Face Amount (000)		Value (000)
Peru (1.5%)
Sovereign (1.5%)
Peru Government Bond,
5.40%, 8/12/34 (a)	PEN	129	$40
6.15%, 8/12/32 (a)		821	274
Peruvian Government International Bond, (Units)
6.35%, 8/12/28 (c)		1,273	434
			748
Philippines (0.4%)
Corporate Bond (0.4%)
SMC Global Power Holdings Corp., 6.50%, 4/25/24 (d)		$200	204
Poland (5.1%)
Sovereign (5.1%)
Republic of Poland Government Bond,
2.50%, 7/25/27	PLN	2,090	567
3.25%, 7/25/25		3,014	859
4.00%, 10/25/23		1,455	423
5.75%, 10/25/21 - 9/23/22		400	118
Republic of Poland Government International Bond,
5.00%, 3/23/22		$570	613
			2,580
Qatar (1.9%)
Sovereign (1.9%)
Qatar Government International Bond, 4.82%, 3/14/49 (a)		830	953
Romania (0.6%)
Sovereign (0.6%)
Romania Government Bond, 4.75%, 2/24/25	RON	1,160	286
Russia (4.1%)
Sovereign (4.1%)
Russian Federal Bond - OFZ,
6.90%, 5/23/29	RUB	50,700	781
7.95%, 10/7/26		35,360	583
Russian Foreign Bond - Eurobond,
5.63%, 4/4/42		$600	705
			2,069
Saudi Arabia (0.8%)
Sovereign (0.8%)
Saudi Government International Bond,
5.25%, 1/16/50 (a)		340	387
Senegal (0.8%)
Sovereign (0.8%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)		400	388
South Africa (4.6%)
Corporate Bond (1.0%)
Gold Fields Orogen Holdings BVI Ltd.,
5.13%, 5/15/24 (a)		510	533
	Face Amount (000)		Value (000)
Sovereign (3.6%)
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25		$200	$210
8.45%, 8/10/28 (a)		200	226
Republic of South Africa Government Bond,
8.25%, 3/31/32	ZAR	4,672	309
8.75%, 1/31/44		820	53
9.00%, 1/31/40		1,500	101
South Africa Government Bond,
6.75%, 3/31/21		770	55
8.00%, 1/31/30		13,401	899
			1,853
			2,386
Sri Lanka (1.3%)
Sovereign (1.3%)
Sri Lanka Government International Bond,
6.75%, 4/18/28		$200	194
7.55%, 3/28/30 (a)		250	250
7.85%, 3/14/29 (a)		200	207
			651
Tajikistan (0.5%)
Sovereign (0.5%)
Republic of Tajikistan International Bond,
7.13%, 9/14/27		250	238
Tanzania, United Republic of (0.4%)
Corporate Bond (0.4%)
HTA Group Ltd.,
9.13%, 3/8/22 (a)		200	211
Thailand (1.0%)
Sovereign (1.0%)
Thailand Government Bond, 4.88%, 6/22/29	THB	13,054	531
Togo (0.9%)
Corporate Bond (0.9%)
Ecobank Transnational, Inc., 9.50%, 4/18/24 (a)		$430	475
Turkey (1.0%)
Sovereign (1.0%)
Turkey Government Bond,
8.00%, 3/12/25	TRY	133	16
11.00%, 2/24/27		586	78
Turkey Government International Bond,
7.25%, 12/23/23		$400	414
			508
Ukraine (2.5%)
Sovereign (2.5%)
Ukraine Government International Bond,
6.75%, 6/20/26 (a)	EUR	100	121
7.75%, 9/1/23 - 9/1/26		$333	348
9.75%, 11/1/28 (a)		200	226
9.75%, 11/1/28		520	588
			1,283

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

	Face Amount (000)		Value (000)
United Arab Emirates (1.4%)
Corporate Bonds (1.4%)
DP World PLC,
5.63%, 9/25/48 (a)		$400	$444
MAF Global Securities Ltd.,
6.38%, 3/20/26 (d)		250	246
			690
Venezuela (0.5%)
Sovereign (0.5%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (e)(f)		1,582	253
Total Fixed Income Securities (Cost $43,850)			44,742
	No. of Warrants
Warrant (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.00%, expires 4/15/20 (g) (Cost $—)		495	1
	Shares
Short-Term Investments (10.2%)
Investment Company (7.4%)
United States (7.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $3,765)		3,764,754	3,765
	Face Amount (000)
Egypt (1.9%)
Sovereign (1.9%)
Egypt Treasury Bills,
17.20%, 9/10/19	EGP	5,000	291
17.50%, 9/10/19		4,625	269
17.58%, 9/10/19		6,875	400
			960
Nigeria (0.8%)
Sovereign (0.8%)
Nigeria Treasury Bills,
17.95%, 2/27/20	NGN	38,372	98
18.30%, 2/27/20		46,512	119
19.10%, 2/27/20		86,116	220
			437
Total Sovereign (Cost $1,345)			1,397
	Face Amount (000)	Value (000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
2.35%, 11/21/19 (h) (Cost $30)	$30	$30
Total Short-Term Investments (Cost $5,140)		5,192
Total Investments (98.0%) (Cost $48,990) (i)(j)		49,935
Other Assets in Excess of Liabilities (2.0%)		1,038
Net Assets (100.0%)		$50,973

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Floating or Variable rate securities: The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  Consists of one or more classes of securities traded together as a unit.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2019.

(e)  Non-income producing security; bond in default.

(f)  Issuer in bankruptcy.

(g)  Security has been deemed illiquid at June 30, 2019.

(h)  Rate shown is the yield to maturity at June 30, 2019.

(i)  Securities are available for collateral in connection with open foreign currency forward exchange contracts.

(j)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,282,000 and the aggregate gross unrealized depreciation is approximately $1,353,000, resulting in net unrealized appreciation of approximately $929,000.

BADLAR  Buenos Aires Deposits of Large Amount Rate.

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
State Street Bank and Trust Co.	BRL	1,703		$444	7/2/19	$1
State Street Bank and Trust Co.	BRL	1,703		$425	7/2/19	(18)
State Street Bank and Trust Co.		$444	BRL	1,703	7/2/19	(1)
State Street Bank and Trust Co.		$445	BRL	1,703	7/2/19	(1)
Bank of America NA	HUF	28,960		$102	9/27/19	(— @)
BNP Paribas SA		$452	THB	13,850	9/27/19	1
Citibank NA		$103	RON	429	9/27/19	(— @)
Goldman Sachs International	MXN	16,260		$833	9/27/19	(2)
Goldman Sachs International		$620	CLP	422,100	9/27/19	3
Goldman Sachs International		$118	COP	378,250	9/27/19	(1)
JPMorgan Chase Bank NA	EUR	530		$608	9/27/19	1
State Street Bank and Trust Co.	BRL	1,703		$441	10/2/19	1
						$(16)

@    Value is less than $500.

ARS  —  Argentine Peso

BRL  —  Brazilian Real

CLP  —  Chilean Peso

COP  —  Colombian Peso

DOP  —  Dominican Peso

EGP  —  Egyptian Pound

EUR  —  Euro

GEL  —  Georgian Lari

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NGN  —  Nigerian Naira

PEN  —  Peruvian Nuevo Sol

PLN  —  Polish Zloty

RON  —  Romanian New Leu

RUB  —  Russian Ruble

THB  —  Thai Baht

TRY  —  Turkish Lira

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	64.9%
Corporate Bonds	24.7
Short-Term Investments	10.4
Other*	0.0	**
Total Investments	100.0	%***

*  Industries and/or investment types representing less than 5% of total investments.

**  Amount is less than 0.05%.

***  Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $16,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Emerging Markets Fixed Income Opportunities Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $45,225)	$46,170
Investment in Security of Affiliated Issuer, at Value (Cost $3,765)	3,765
Total Investments in Securities, at Value (Cost $48,990)	49,935
Foreign Currency, at Value (Cost $18)	18
Interest Receivable	892
Receivable for Fund Shares Sold	200
Tax Reclaim Receivable	10
Receivable from Affiliate	8
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	7
Due from Broker	4
Dividends Receivable	—	@
Other Assets	70
Total Assets	51,144
Liabilities:
Payable for Professional Fees	65
Deferred Capital Gain Country Tax	29
Payable for Advisory Fees	28
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	23
Payable for Fund Shares Redeemed	10
Payable for Custodian Fees	4
Payable for Administration Fees	3
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Investments Purchased	—	@
Other Liabilities	8
Total Liabilities	171
Net Assets	$50,973
Net Assets Consist of:
Paid-in-Capital	$54,847
Total Accumulated Loss	(3,874)
Net Assets	$50,973

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Emerging Markets Fixed Income Opportunities Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2019 (000)
CLASS I:
Net Assets	$46,980
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,048,164
Net Asset Value, Offering and Redemption Price Per Share	$9.31
CLASS A:
Net Assets	$1,981
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	213,223
Net Asset Value, Redemption Price Per Share	$9.29
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.41
Maximum Offering Price Per Share	$9.70
CLASS L:
Net Assets	$742
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	80,001
Net Asset Value, Offering and Redemption Price Per Share	$9.27
CLASS C:
Net Assets	$499
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	53,941
Net Asset Value, Offering and Redemption Price Per Share	$9.24
CLASS IS:
Net Assets	$771
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	82,846
Net Asset Value, Offering and Redemption Price Per Share	$9.31

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Emerging Markets Fixed Income Opportunities Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $14 of Foreign Taxes Withheld)	$1,400
Dividends from Security of Affiliated Issuer (Note G)	45
Total Investment Income	1,445
Expenses:
Advisory Fees (Note B)	160
Professional Fees	53
Registration Fees	25
Administration Fees (Note C)	17
Custodian Fees (Note F)	14
Shareholder Reporting Fees	8
Pricing Fees	7
Shareholder Services Fees — Class A (Note D)	2
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	1
Sub Transfer Agency Fees — Class I	4
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	3
Other Expenses	11
Total Expenses	313
Waiver of Advisory Fees (Note B)	(121)
Rebate from Morgan Stanley Affiliate (Note G)	(4)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Net Expenses	184
Net Investment Income	1,261
Realized Gain (Loss):
Investments Sold (Net of $6 of Capital Gain Country Tax)	(245)
Foreign Currency Forward Exchange Contracts	(80)
Foreign Currency Translation	3
Net Realized Loss	(322)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $22)	3,311
Foreign Currency Forward Exchange Contracts	17
Foreign Currency Translation	2
Net Change in Unrealized Appreciation (Depreciation)	3,330
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	3,008
Net Increase in Net Assets Resulting from Operations	$4,269

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Emerging Markets Fixed Income Opportunities Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,261	$1,695
Net Realized Loss	(322)	(736)
Net Change in Unrealized Appreciation (Depreciation)	3,330	(2,875)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,269	(1,916)
Dividends and Distributions to Shareholders:
Class I	(523)	(1,377)
Class A	(17)	(66)
Class L	(8)	(36)
Class C	(4)	(12)
Class IS	(9)	(39)
Total Dividends and Distributions to Shareholders	(561)	(1,530)
Capital Share Transactions:(1)
Class I:
Subscribed	12,125	16,805
Distributions Reinvested	522	407
Redeemed	(1,667)	(3,837)
Class A:
Subscribed	939	2,017
Distributions Reinvested	17	57
Redeemed	(419)	(1,712)
Class L:
Distributions Reinvested	8	32
Redeemed	(56)	(51)
Class C:
Subscribed	432	17
Distributions Reinvested	4	11
Redeemed	(4)	(230)
Class IS:
Subscribed	724	—
Distributions Reinvested	— @	—
Redeemed	(688)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	11,937	13,516
Redemption Fees	— @	— @
Total Increase in Net Assets	15,645	10,070
Net Assets:
Beginning of Period	35,328	25,258
End of Period	$50,973	$35,328

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Emerging Markets Fixed Income Opportunities Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,352	1,896
Shares Issued on Distributions Reinvested	58	47
Shares Redeemed	(187)	(414)
Net Increase in Class I Shares Outstanding	1,223	1,529
Class A:
Shares Subscribed	104	213
Shares Issued on Distributions Reinvested	2	6
Shares Redeemed	(46)	(185)
Net Increase in Class A Shares Outstanding	60	34
Class L:
Shares Issued on Distributions Reinvested	1	4
Shares Redeemed	(7)	(6)
Net Decrease in Class L Shares Outstanding	(6)	(2)
Class C:
Shares Subscribed	48	2
Shares Issued on Distributions Reinvested	— @@	1
Shares Redeemed	(— @@)	(27)
Net Increase (Decrease) in Class C Shares Outstanding	48	(24)
Class IS:
Shares Subscribed	81	—
Shares Issued on Distributions Reinvested	— @@	—
Shares Redeemed	(77)	—
Net Increase in Class IS Shares Outstanding	4	—

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$8.52		$9.68		$9.07		$8.53		$9.22		$9.40
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.26		0.57		0.65		0.67		0.52		0.51
Net Realized and Unrealized Gain (Loss)	0.65		(1.24)		0.52		0.42		(0.68)		(0.19)
Total from Investment Operations	0.91		(0.67)		1.17		1.09		(0.16)		0.32
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.49)		(0.56)		(0.55)		(0.53)		(0.50)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$9.31		$8.52		$9.68		$9.07		$8.53		$9.22
Total Return(4)	10.73	%(7)	(6.93)%		12.94%		12.80%		(1.83)%		3.38%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$46,980		$32,575		$22,219		$20,332		$19,219		$18,492
Ratio of Expenses Before Expense Limitation	1.41	%(8)	1.98%		2.01%		2.03%		1.82%		1.91%
Ratio of Expenses After Expense Limitation	0.83	%(5)(8)	0.84	%(5)	0.83	%(5)	0.84	%(5)	0.83	%(5)	0.83	%(5)
Ratio of Net Investment Income	5.94	%(5)(8)	6.24	%(5)	6.73	%(5)	7.32	%(5)	5.74	%(5)	5.23	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(8)	0.01%		0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	36	%(7)	47%		77%		116%		111%		95%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$8.51		$9.67		$9.06		$8.52		$9.21		$9.40
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.25		0.52		0.61		0.64		0.50		0.47
Net Realized and Unrealized Gain (Loss)	0.64		(1.22)		0.52		0.42		(0.69)		(0.19)
Total from Investment Operations	0.89		(0.70)		1.13		1.06		(0.19)		0.28
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.46)		(0.52)		(0.52)		(0.50)		(0.47)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$9.29		$8.51		$9.67		$9.06		$8.52		$9.21
Total Return(4)	10.53	%(7)	(7.29)%		12.54%		12.53%		(2.14)%		2.90%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,981		$1,306		$1,150		$972		$1,103		$291
Ratio of Expenses Before Expense Limitation	1.84	%(8)	2.49%		2.51%		2.28%		2.49%		2.85%
Ratio of Expenses After Expense Limitation	1.18	%(5)(8)	1.19	%(5)	1.19	%(5)	1.09	%(5)	1.20	%(5)	1.20	%(5)
Ratio of Net Investment Income	5.59	%(5)(8)	5.74	%(5)	6.37	%(5)	7.03	%(5)	5.61	%(5)	4.88	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(8)	0.01%		0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	36	%(7)	47%		77%		116%		111%		95%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class L
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$8.50		$9.65		$9.05		$8.51		$9.22		$9.39
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.23		0.50		0.59		0.62		0.49		0.45
Net Realized and Unrealized Gain (Loss)	0.65		(1.22)		0.51		0.41		(0.72)		(0.18)
Total from Investment Operations	0.88		(0.72)		1.10		1.03		(0.23)		0.27
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.43)		(0.50)		(0.49)		(0.48)		(0.44)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$9.27		$8.50		$9.65		$9.05		$8.51		$9.22
Total Return(4)	10.35	%(7)	(7.52)%		12.28%		12.15%		(2.53)%		2.85%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$742		$727		$842		$777		$735		$98
Ratio of Expenses Before Expense Limitation	2.17	%(8)	2.78%		2.77%		2.78%		2.94%		4.10%
Ratio of Expenses After Expense Limitation	1.43	%(5)(8)	1.44	%(5)	1.44	%(5)	1.45	%(5)	1.45	%(5)	1.45	%(5)
Ratio of Net Investment Income	5.26	%(5)(8)	5.51	%(5)	6.11	%(5)	6.70	%(5)	5.44	%(5)	4.62	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(8)	0.01%		0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	36	%(7)	47%		77%		116%		111%		95%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$8.50		$9.65		$9.05		$8.52		$9.52
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.22		0.46		0.50		0.54		0.32
Net Realized and Unrealized Gain (Loss)	0.63		(1.22)		0.55		0.43		(0.97)
Total from Investment Operations	0.85		(0.76)		1.05		0.97		(0.65)
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.39)		(0.45)		(0.44)		(0.35)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$9.24		$8.50		$9.65		$9.05		$8.52
Total Return(5)	10.06	%(8)	(7.98)%		11.76%		11.60%		(6.95	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$499		$48		$284		$225		$202
Ratio of Expenses Before Expense Limitation	3.01	%(9)	3.79%		3.84%		3.97%		6.28	%(9)
Ratio of Expenses After Expense Limitation	1.93	%(6)(9)	1.94	%(6)	1.94	%(6)	1.95	%(6)	1.95	%(6)(9)
Ratio of Net Investment Income	4.98	%(6)(9)	5.09	%(6)	5.18	%(6)	5.87	%(6)	5.34	%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(9)	0.01%		0.01%		0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	36	%(8)	47%		77%		116%		111%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$8.52		$9.68		$9.07		$8.53		$9.22		$9.40
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.27		0.56		0.65		0.67		0.50		0.51
Net Realized and Unrealized Gain (Loss)	0.64		(1.23)		0.52		0.42		(0.66)		(0.19)
Total from Investment Operations	0.91		(0.67)		1.17		1.09		(0.16)		0.32
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.49)		(0.56)		(0.55)		(0.53)		(0.50)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$9.31		$8.52		$9.68		$9.07		$8.53		$9.22
Total Return(4)	10.74	%(7)	(6.91)%		12.95%		12.81%		(1.83)%		3.39%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$771		$672		$763		$716		$673		$10
Ratio of Expenses Before Expense Limitation	1.63	%(8)	2.22%		2.25%		2.25%		1.86%		21.21%
Ratio of Expenses After Expense Limitation	0.80	%(5)(8)	0.81	%(5)	0.81	%(5)	0.82	%(5)	0.82	%(5)	0.82	%(5)
Ratio of Net Investment Income	5.96	%(5)(8)	6.15	%(5)	6.74	%(5)	7.33	%(5)	5.45	%(5)	5.25	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(8)	0.01%		0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	36	%(7)	47%		77%		116%		111%		95%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.
The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Fixed Income Opportunities Portfolio. The Fund seeks high total return.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors").

The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$12,327	$—	$12,327
Sovereign	—	32,415	—	32,415
Total Fixed Income Securities	—	44,742	—	44,742
Warrant	—	1	—	1
Short-Term Investments
Investment Company	3,765	—	—	3,765
Sovereign	—	1,397	—	1,397
U.S. Treasury Security	—	30	—	30
Total Short-Term Investments	3,765	1,427	—	5,192
Foreign Currency Forward Exchange Contracts	—	7	—	7
Total Assets	3,765	46,177	—	49,942
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(23)	—	(23)
Total	$3,765	$46,154	$—	$49,919

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

4.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$7
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(23)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(80)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$17

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(a)	Assets(a) (000)	Liabilities(a) (000)
Foreign Currency Forward Exchange Contracts	$7	$23

(a) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
BNP Paribas SA	$1		$—	$—	$1
Goldman Sachs International	3		(3)	—	0
JPMorgan Chase Bank NA	1		—	—	1
State Street Bank and Trust Co.	2		(2)	—	0
Total	$7		$(5)	$—	$2
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$—	@	$—	$—	$—	@
Citibank NA	—	@	—	—	—	@
Goldman Sachs International	3		(3)	—	0
State Street Bank and Trust Co.	20		(2)	—	18
Total	$23		$(5)	$—	$18

@ Amount is less than $500.

For the six months ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$4,824,000

6.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.17% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 1.45% for Class L shares, 1.95% for Class C shares and 0.82% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $121,000

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

of advisory fees were waived and approximately $4,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

Effective August 1, 2019, the Adviser entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited (the "Sub-Adviser").

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $22,750,000 and $13,306,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,580	$17,502	$15,317	$45
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$3,765

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,530	$—	$1,431	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$5	$(5)

At December 31, 2018, the Fund had no distributable earnings on a tax basis.

At December 31, 2018, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $1,186,000 and $3,650,000, respectively, that do not have an expiration date. These amounts include capital losses acquired from MSIF Emerging Markets Domestic Debt that may be subject to limitation under IRC Section 382 in future years.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

For the year ended December 31, 2018, the Fund intends to defer to January 1, 2019 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$12	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 44.6%.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund has adopted ASU 2017-08 as of June 30, 2019 and is reflected in the Fund's financial statements.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period but better than its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

30

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

31

Privacy Notice (unaudited) (cont'd)

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMEDSAN
2663751 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	19
Privacy Notice	21
Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Emerging Markets Leaders Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Emerging Markets Leaders Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Leaders Portfolio Class I	$1,000.00	$1,155.10	$1,018.99	$6.25	$5.86	1.17%
Emerging Markets Leaders Portfolio Class A	1,000.00	1,152.60	1,017.11	8.27	7.75	1.55
Emerging Markets Leaders Portfolio Class C	1,000.00	1,147.80	1,013.39	12.25	11.48	2.30
Emerging Markets Leaders Portfolio Class IS	1,000.00	1,155.10	1,019.34	5.88	5.51	1.10

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Emerging Markets Leaders Portfolio

	Shares	Value (000)
Common Stocks (95.6%)
Argentina (2.1%)
Despegar.com Corp. (a)	72,176	$1,002
China (14.7%)
Alibaba Group Holding Ltd. ADR (a)	19,457	3,297
Meituan Dianping, Class B (a)(b)	58,200	511
Tencent Holdings Ltd. (b)	69,900	3,162
		6,970
Germany (5.6%)
Adidas AG	8,579	2,649
Hong Kong (5.6%)
AIA Group Ltd.	243,800	2,636
India (27.7%)
Aarti Industries Ltd.	44,585	1,149
Apollo Hospitals Enterprise Ltd.	208,554	4,107
AU Small Finance Bank Ltd.	156,700	1,599
Crompton Greaves Consumer Electricals Ltd.	450,668	1,520
IndusInd Bank Ltd.	89,393	1,828
Kotak Mahindra Bank Ltd.	113,638	2,436
Marico Ltd.	82,005	440
		13,079
Indonesia (1.0%)
Sumber Alfaria Trijaya Tbk PT	7,319,391	474
Korea, Republic of (2.5%)
Osstem Implant Co., Ltd. (a)	18,398	1,195
Peru (2.7%)
Credicorp Ltd.	5,500	1,259
Poland (2.2%)
Eurocash SA	186,747	1,031
South Africa (2.7%)
Famous Brands Ltd. (a)	210,376	1,285
Taiwan (17.5%)
King Slide Works Co., Ltd.	143,000	1,413
Poya International Co., Ltd.	88,304	1,196
Silergy Corp.	65,000	1,275
Taiwan Semiconductor Manufacturing Co., Ltd.	318,000	2,426
Voltronic Power Technology Corp. (a)	88,750	1,936
		8,246
Thailand (3.1%)
Muangthai Capital PCL (Foreign Shares)	787,900	1,453
United States (8.2%)
MercadoLibre, Inc. (a)	3,137	1,919
StoneCo Ltd., Class A (a)	32,728	968
Visa, Inc., Class A	5,805	1,008
		3,895
Total Common Stocks (Cost $35,788)		45,174
	Shares	Value (000)
Short-Term Investment (4.0%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $1,890)	1,889,559	$1,890
Total Investments (99.6%) (Cost $37,678) (c)(d)		47,064
Other Assets in Excess of Liabilities (0.4%)		203
Net Assets (100.0%)		$47,267

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  The approximate fair value and percentage of net assets, $34,268,000 and 72.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(d)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,667,000 and the aggregate gross unrealized depreciation is approximately $1,281,000, resulting in net unrealized appreciation of approximately $9,386,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	36.0%
Banks	15.2
Internet & Direct Marketing Retail	14.3
Health Care Providers & Services	8.7
Semiconductors & Semiconductor Equipment	7.9
Interactive Media & Services	6.7
Textiles, Apparel & Luxury Goods	5.6
Insurance	5.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $35,788)	$45,174
Investment in Security of Affiliated Issuer, at Value (Cost $1,890)	1,890
Total Investments in Securities, at Value (Cost $37,678)	47,064
Foreign Currency, at Value (Cost $2)	2
Receivable for Investments Sold	125
Tax Reclaim Receivable	122
Dividends Receivable	108
Receivable from Affiliate	3
Receivable for Fund Shares Sold	—	@
Other Assets	54
Total Assets	47,478
Liabilities:
Payable for Advisory Fees	66
Deferred Capital Gain Country Tax	65
Payable for Professional Fees	56
Payable for Sub Transfer Agency Fees — Class I	5
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Custodian Fees	5
Payable for Administration Fees	3
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable to the Advisor (Note F)	2
Other Liabilities	8
Total Liabilities	211
Net Assets	$47,267
Net Assets Consist of:
Paid-in-Capital	$36,798
Total Distributable Earnings	10,469
Net Assets	$47,267

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2019 (000)
CLASS I:
Net Assets	$30,533
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,547,224
Net Asset Value, Offering and Redemption Price Per Share	$11.99
CLASS A:
Net Assets	$1,053
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	88,798
Net Asset Value, Redemption Price Per Share	$11.86
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.66
Maximum Offering Price Per Share	$12.52
CLASS C:
Net Assets	$920
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	79,519
Net Asset Value, Offering and Redemption Price Per Share	$11.57
CLASS IS:
Net Assets	$14,761
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,231,150
Net Asset Value, Offering and Redemption Price Per Share	$11.99

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $43 of Foreign Taxes Withheld)	$279
Dividends from Security of Affiliated Issuer (Note G)	17
Total Investment Income	296
Expenses:
Advisory Fees (Note B)	228
Professional Fees	51
Registration Fees	27
Custodian Fees (Note F)	26
Administration Fees (Note C)	20
Sub Transfer Agency Fees — Class I	12
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Shareholder Reporting Fees	7
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	4
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	3
Pricing Fees	1
Other Expenses	5
Expenses Before Non Operating Expenses	389
Bank Overdraft Expense	5
Total Expenses	394
Waiver of Advisory Fees (Note B)	(90)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	302
Net Investment Loss	(6)
Realized Gain (Loss):
Investments Sold	1,628
Foreign Currency Translation	(31)
Net Realized Gain	1,597
Change in Unrealized Appreciation (Depreciation):
Investments (Net Decrease in Deferred Capital Gain Country Tax of $51)	5,959
Foreign Currency Translation	1
Net Change in Unrealized Appreciation (Depreciation)	5,960
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	7,557
Net Increase in Net Assets Resulting from Operations	$7,551

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Emerging Markets Leaders Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(6)	$195
Net Realized Gain	1,597	1,109
Net Change in Unrealized Appreciation (Depreciation)	5,960	(10,902)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,551	(9,598)
Dividends and Distributions to Shareholders:
Class I	—	(189)
Class A	—	(4)
Class C	—	(3)
Class IS	—	(72)
Total Dividends and Distributions to Shareholders	—	(268)
Capital Share Transactions:(1)
Class I:
Subscribed	7,938	8,770
Distributions Reinvested	—	153
Redeemed	(21,915)	(35,622)
Class A:
Subscribed	28	387
Distributions Reinvested	—	4
Redeemed	(145)	(270)
Class C:
Subscribed	62	314
Distributions Reinvested	—	3
Redeemed	(41)	(325)
Class IS:
Distributions Reinvested	—	72
Net Decrease in Net Assets Resulting from Capital Share Transactions	(14,073)	(26,514)
Redemption Fees	— @	— @
Total Decrease in Net Assets	(6,522)	(36,380)
Net Assets:
Beginning of Period	53,789	90,169
End of Period	$47,267	$53,789
(1) Capital Share Transactions:
Class I:
Shares Subscribed	719	757
Shares Issued on Distributions Reinvested	—	14
Shares Redeemed	(1,948)	(3,029)
Net Decrease in Class I Shares Outstanding	(1,229)	(2,258)
Class A:
Shares Subscribed	2	32
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(13)	(24)
Net Increase (Decrease) in Class A Shares Outstanding	(11)	8
Class C:
Shares Subscribed	6	29
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(4)	(29)
Net Increase in Class C Shares Outstanding	2	— @@
Class IS:
Shares Issued on Distributions Reinvested	—	7

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Leaders Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from January 5, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$10.38		$12.14		$9.73		$9.45		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.00	)(4)	0.03		0.08		0.04		0.06
Net Realized and Unrealized Gain (Loss)	1.61		(1.74)		2.45		0.25		(0.49)
Total from Investment Operations	1.61		(1.71)		2.53		0.29		(0.43)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.08)		(0.01)		(0.12)
Net Realized Gain	—		(0.04)		(0.04)		—		—
Paid-in-Capital	—		—		—		(0.00	)(4)	—
Total Distributions	—		(0.05)		(0.12)		(0.01)		(0.12)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	—
Net Asset Value, End of Period	$11.99		$10.38		$12.14		$9.73		$9.45
Total Return(5)	15.51	%(8)	(14.12)%		26.01%		3.08%		(4.26	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$30,533		$39,206		$73,273		$25,374		$13,379
Ratio of Expenses Before Expense Limitation	1.53	%(9)	1.48%		1.43%		1.32%		2.80	%(9)
Ratio of Expenses After Expense Limitation	1.19	%(6)(9)	1.17	%(6)	1.11	%(6)	1.10	%(6)	1.14	%(6)(9)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.17	%(6)(9)	1.16	%(6)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.10	)%(6)(9)	0.29	%(6)	0.67	%(6)	0.37	%(6)	0.65	%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.02%		0.01	%(9)
Portfolio Turnover Rate	28	%(8)	47%		79%		45%		36%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Date of Reorganization (close of business).

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Leaders Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from January 5, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$10.29		$12.06		$9.67		$9.43		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.02)		(0.00	)(4)	0.02		(0.03)		0.02
Net Realized and Unrealized Gain (Loss)	1.59		(1.73)		2.44		0.28		(0.48)
Total from Investment Operations	1.57		(1.73)		2.46		0.25		(0.46)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.03)		(0.01)		(0.11)
Net Realized Gain	—		(0.04)		(0.04)		—		—
Paid-in-Capital	—		—		—		(0.00	)(4)	—
Total Distributions	—		(0.04)		(0.07)		(0.01)		(0.11)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	—
Net Asset Value, End of Period	$11.86		$10.29		$12.06		$9.67		$9.43
Total Return(5)	15.26	%(9)	(14.41)%		25.46%		2.63%		(4.61	)%(9)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,053		$1,024		$1,102		$821		$182
Ratio of Expenses Before Expense Limitation	1.96	%(10)	1.93%		2.01%		1.96%		5.89	%(10)
Ratio of Expenses After Expense Limitation	1.57	%(6)(8)(10)	1.55	%(6)	1.54	%(6)	1.53	%(6)	1.54	%(6)(10)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.55	%(6)(10)	1.54	%(6)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.30	)%(6)(10)	(0.04	)%(6)	0.18	%(6)	(0.33	)%(6)	0.21	%(6)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.01%		0.01%		0.02%		0.01	%(10)
Portfolio Turnover Rate	28	%(9)	47%		79%		45%		36%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Date of Reorganization (close of business).

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Leaders Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$10.08		$11.90		$9.59		$9.42		$10.61
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.05)		(0.09)		(0.06)		(0.10)		(0.06)
Net Realized and Unrealized Gain (Loss)	1.54		(1.69)		2.41		0.28		(1.07)
Total from Investment Operations	1.49		(1.78)		2.35		0.18		(1.13)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.01)		(0.06)
Net Realized Gain	—		(0.04)		(0.04)		—		—
Paid-in-Capital	—		—		—		(0.00	)(4)	—
Total Distributions	—		(0.04)		(0.04)		(0.01)		(0.06)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	—
Net Asset Value, End of Period	$11.57		$10.08		$11.90		$9.59		$9.42
Total Return(5)	14.78	%(9)	(15.02)%		24.53%		1.89%		(10.61	)%(9)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$920		$780		$926		$587		$100
Ratio of Expenses Before Expense Limitation	2.73	%(10)	2.75%		2.80%		3.08%		5.73	%(10)
Ratio of Expenses After Expense Limitation	2.32	%(6)(8)(10)	2.30	%(6)	2.29	%(6)	2.28	%(6)	2.30	%(6)(10)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	2.30	%(6)(10)	2.29	%(6)	N/A		N/A		N/A
Ratio of Net Investment Loss	(1.02	)%(6)(10)	(0.83	)%(6)	(0.49	)%(6)	(0.99	)%(6)	(0.85	)%(6)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.01%		0.01%		0.02%		0.00	%(7)(10)
Portfolio Turnover Rate	28	%(9)	47%		79%		45%		36%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Leaders Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from January 5, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$10.38		$12.14		$9.73		$9.45		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.01		0.04		0.08		(0.00	)(4)	0.07
Net Realized and Unrealized Gain (Loss)	1.60		(1.74)		2.45		0.29		(0.50)
Total from Investment Operations	1.61		(1.70)		2.53		0.29		(0.43)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		(0.08)		(0.01)		(0.12)
Net Realized Gain	—		(0.04)		(0.04)		—		—
Paid-in-Capital	—		—		—		(0.00	)(4)	—
Total Distributions	—		(0.06)		(0.12)		(0.01)		(0.12)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	—
Net Asset Value, End of Period	$11.99		$10.38		$12.14		$9.73		$9.45
Total Return(5)	15.51	%(10)	(14.03)%		26.02%		3.09%		(4.25	)%(10)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,761		$12,779		$14,868		$88,880		$15,925
Ratio of Expenses Before Expense Limitation	1.46	%(11)	1.44%		1.42%		1.31%		2.65	%(11)
Ratio of Expenses After Expense Limitation	1.12	%(6)(9)(11)	1.10	%(6)	1.09	%(6)	1.08	%(6)	1.12	%(6)(7)(11)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.10	%(6)(11)	1.09	%(6)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.23	%(6)(11)	0.38	%(6)	0.72	%(6)	(0.00	)%(6)(8)	0.75	%(6)(11)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(11)	0.01%		0.01%		0.02%		0.01	%(11)
Portfolio Turnover Rate	28	%(10)	47%		79%		45%		36%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Date of Reorganization (close of business).

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class IS shares. Prior to September 30, 2015, the maximum ratio was 1.15% for Class IS shares.

(8)  Amount is less than 0.005%.

(9)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Leaders Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$1,259	$5,863	$—	$7,122
Chemicals	—	1,149	—	1,149
Consumer Finance	—	1,453	—	1,453
Electrical Equipment	—	1,936	—	1,936
Food & Staples Retailing	—	1,505	—	1,505
Health Care Equipment & Supplies	—	1,195	—	1,195
Health Care Providers & Services	—	4,107	—	4,107
Hotels, Restaurants & Leisure	—	1,285	—	1,285
Household Durables	—	1,520	—	1,520
Information Technology Services	1,976	—	—	1,976
Insurance	—	2,636	—	2,636
Interactive Media & Services	—	3,162	—	3,162
Internet & Direct Marketing Retail	6,218	511	—	6,729
Machinery	—	1,413	—	1,413
Multi-Line Retail	—	1,196	—	1,196
Personal Products	—	440	—	440
Semiconductors & Semiconductor Equipment	—	3,701	—	3,701
Textiles, Apparel & Luxury Goods	—	2,649	—	2,649
Total Common Stocks	9,453	35,721	—	45,174
Short-Term Investment
Investment Company	1,890	—	—	1,890
Total Assets	$11,343	$35,721	$—	$47,064

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.54% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class I shares, 1.55% for Class A shares, 2.30% for Class C shares and 1.10% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $90,000 of advisory fees were waived and approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $13,650,000 and $28,091,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,782	$17,563	$17,455	$17
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$1,890

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$61	$207	$555	$310

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses)

on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$1	$(1)

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$800

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2018, the Fund intends to defer to January 1, 2019 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$13	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Company had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Company. The aggregate percentage of such owners was 74.0%.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the three- and five-year periods but better than its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average and its actual management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

20

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

21

Privacy Notice (unaudited) (cont'd)

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

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■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
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Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

23

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMLSAN
2663760 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	18
Investment Advisory Agreement Approval	29
Privacy Notice	31
Director and Officer Information	33

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Emerging Markets Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Emerging Markets Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Portfolio Class I	$1,000.00	$1,098.50	$1,019.69	$5.36	$5.16	1.03%
Emerging Markets Portfolio Class A	1,000.00	1,096.40	1,018.00	7.12	6.85	1.37
Emerging Markets Portfolio Class L	1,000.00	1,093.30	1,015.42	9.81	9.44	1.89
Emerging Markets Portfolio Class C	1,000.00	1,092.70	1,014.18	11.10	10.69	2.14
Emerging Markets Portfolio Class IS	1,000.00	1,099.00	1,020.13	4.89	4.71	0.94
Emerging Markets Portfolio Class IR	1,000.00	1,098.50	1,020.13	4.89	4.71	0.94

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (97.1%)
Argentina (0.7%)
Grupo Financiero Galicia SA ADR	150,752	$5,352
Brazil (9.7%)
Ambev SA	2,575,820	12,000
Atacadao SA	1,583,501	9,072
B3 SA - Brasil Bolsa Balcao	1,086,894	10,603
Banco Bradesco SA (Preference)	733,293	7,207
Itau Unibanco Holding SA (Preference)	1,443,913	13,635
Lojas Renner SA	762,176	9,361
Petroleo Brasileiro SA	1,122,791	8,778
Petroleo Brasileiro SA (Preference)	1,265,881	9,036
		79,692
Chile (1.0%)
SACI Falabella	1,204,376	7,865
China (26.2%)
Alibaba Group Holding Ltd. ADR (a)	170,871	28,954
Anhui Conch Cement Co., Ltd., Class A	1,108,867	6,717
Baidu, Inc. ADR (a)	26,148	3,069
Bank of China Ltd. H Shares (b)	34,471,000	14,531
China Construction Bank Corp. H Shares (b)	17,468,120	15,011
China International Capital Corp. Ltd. H Shares (b)(c)	1,364,000	2,756
China Life Insurance Co., Ltd. H Shares (b)	3,018,000	7,400
China Mengniu Dairy Co., Ltd. (a)(b)	2,197,000	8,512
China Mobile Ltd. (b)	659,280	6,001
China Overseas Land & Investment Ltd. (b)	1,622,000	5,985
China Resources Beer Holdings Co., Ltd. (b)	1,374,000	6,503
China Resources Land Ltd. (b)	916,000	4,018
China Unicom Hong Kong Ltd. (b)	4,062,000	4,464
CSPC Pharmaceutical Group Ltd. (b)	2,210,000	3,549
Kweichow Moutai Co., Ltd., Class A	59,862	8,588
New Oriental Education & Technology Group, Inc. ADR (a)	72,253	6,978
PetroChina Co., Ltd. H Shares (b)	7,916,000	4,355
Pinduoduo, Inc. ADR (a)(c)	132,100	2,725
Ping An Insurance Group Co. of China Ltd., Class A	497,696	6,437
Ping An Insurance Group Co. of China Ltd. H Shares (b)	272,000	3,274
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)	986,700	1,941
Shenzhou International Group Holdings Ltd. (b)	738,800	10,121
Sino Biopharmaceutical Ltd. (b)	3,803,000	3,900
Sinopharm Group Co., Ltd. H Shares (b)	502,000	1,769
TAL Education Group ADR (a)	101,942	3,884
Tencent Holdings Ltd. (b)	873,900	39,536
Universal Scientific Industrial Shanghai Co. Ltd., Class A	1,644,289	2,889
Yihai International Holding Ltd. (a)(b)	237,000	1,232
		215,099
	Shares	Value (000)
Egypt (0.8%)
Commercial International Bank Egypt SAE	1,562,426	$6,832
Germany (0.9%)
Adidas AG	24,147	7,455
Hong Kong (0.1%)
Frontage Holdings Corp. (a)	1,098,000	439
Hungary (2.0%)
OTP Bank Nyrt	261,195	10,391
Richter Gedeon Nyrt	320,832	5,911
		16,302
India (9.3%)
Ashok Leyland Ltd.	5,065,802	6,403
Axis Bank Ltd. (a)	389,979	4,579
Eicher Motors Ltd.	16,192	4,500
HDFC Bank Ltd. ADR	30,500	3,966
Housing Development Finance Corp., Ltd.	152,773	4,852
ICICI Bank Ltd.	1,512,461	9,594
ICICI Bank Ltd. ADR	146,900	1,850
ICICI Prudential Life Insurance Co. Ltd.	855,849	4,832
IndusInd Bank Ltd.	304,238	6,223
L&T Finance Holdings Ltd.	1,573,947	2,626
Larsen & Toubro Ltd.	317,908	7,155
Marico Ltd.	680,325	3,653
Shree Cement Ltd.	27,110	8,571
Tata Consultancy Services Ltd.	223,112	7,200
		76,004
Indonesia (5.4%)
Astra International Tbk PT	11,812,300	6,231
Bank Central Asia Tbk PT	7,604,100	16,148
Bank Mandiri Persero Tbk PT	5,960,200	3,390
Bank Rakyat Indonesia Persero Tbk PT	26,937,750	8,316
Telekomunikasi Indonesia Persero Tbk PT	23,427,200	6,879
Unilever Indonesia Tbk PT	1,042,200	3,320
		44,284
Korea, Republic of (3.9%)
E-MART, Inc.	11,834	1,436
GS Retail Co., Ltd.	49,944	1,700
LG Household & Health Care Ltd.	4,470	5,087
NCSoft Corp.	4,956	2,047
S-Oil Corp.	34,246	2,482
Samsung Biologics Co. Ltd. (a)(c)	13,397	3,717
Samsung Electronics Co., Ltd.	390,058	15,903
		32,372
Malaysia (1.4%)
Malayan Banking Bhd	2,047,329	4,401
Public Bank Bhd	1,241,400	6,911
		11,312

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

	Shares	Value (000)
Mexico (5.4%)
Alsea SAB de CV (a)	1,755,609	$3,467
Fomento Economico Mexicano SAB de CV ADR	122,575	11,859
Grupo Financiero Banorte SAB de CV Series O	2,322,793	13,491
Infraestructura Energetica Nova SAB de CV	1,474,966	5,804
Wal-Mart de Mexico SAB de CV	3,682,771	10,052
		44,673
Peru (2.5%)
Cia de Minas Buenaventura SAA ADR	693,233	11,556
Credicorp Ltd.	37,815	8,656
		20,212
Philippines (1.4%)
Ayala Corp.	165,520	2,889
Ayala Land, Inc.	2,567,500	2,547
Jollibee Foods Corp.	355,520	1,956
SM Investments Corp.	225,300	4,261
		11,653
Poland (3.4%)
Jeronimo Martins SGPS SA	763,904	12,302
LPP SA	3,134	6,414
Santander Bank Polska SA	95,334	9,470
		28,186
Russia (5.1%)
MMC Norilsk Nickel PJSC ADR (OTCBB)	26,330	593
MMC Norilsk Nickel PJSC ADR (XLON)	372,550	8,459
Sberbank of Russia PJSC ADR	773,715	11,901
X5 Retail Group N.V. GDR	325,860	11,174
Yandex N.V., Class A (a)	255,995	9,728
		41,855
South Africa (5.8%)
AVI Ltd.	871,915	5,655
Bidvest Group Ltd. (The)	486,982	6,548
Capitec Bank Holdings Ltd.	88,559	8,167
Clicks Group Ltd. (c)	472,842	6,893
Nedbank Group Ltd.	398,549	7,175
Reunert Ltd.	704,583	3,383
Sanlam Ltd.	1,791,616	9,955
		47,776
Taiwan (8.4%)
ASE Technology Holding Co., Ltd.	1,615,626	3,182
Cathay Financial Holding Co., Ltd. (a)	2,590,000	3,574
CTBC Financial Holding Co., Ltd.	7,938,000	5,462
Eclat Textile Co., Ltd.	207,000	2,661
Hon Hai Precision Industry Co., Ltd.	705,360	1,760
Largan Precision Co., Ltd.	14,000	1,741
MediaTek, Inc.	501,000	5,080
Mega Financial Holding Co. Ltd.	4,970,000	4,938
Nanya Technology Corp.	571,000	1,186
President Chain Store Corp.	95,000	919
Taiwan Cement Corp.	1,037,000	1,538
	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	4,533,205	$34,582
Vanguard International Semiconductor Corp.	1,182,000	2,487
		69,110
Thailand (2.1%)
Bangkok Dusit Medical Services PCL (Foreign Shares)	5,075,400	4,307
CP ALL PCL (Foreign Shares)	1,199,200	3,363
Muangthai Capital PCL (Foreign Shares)	1,285,400	2,370
PTT PCL (Foreign Shares)	4,247,600	6,756
		16,796
Turkey (1.6%)
Haci Omer Sabanci Holding AS	4,795,087	7,114
Tupras Turkiye Petrol Rafinerileri AS	295,793	5,875
		12,989
Total Common Stocks (Cost $670,279)		796,258
Short-Term Investments (4.3%)
Securities held as Collateral on Loaned Securities (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $12,577)	12,577,094	12,577
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $22,509)	22,508,992	22,509
Total Short-Term Investments (Cost $35,086)		35,086
Total Investments (101.4%) (Cost $705,365) Including $14,767 of Securities Loaned (d)(e)(f)		831,344
Liabilities in Excess of Other Assets (–1.4%)		(11,116)
Net Assets (100.0%)		$820,228

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at June 30, 2019.

(d)  Securities are available for collateral in connection with open foreign currency forward exchange contract.

(e)  The approximate fair value and percentage of net assets, $559,482,000 and 68.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(f)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $145,526,000 and the aggregate gross unrealized depreciation is approximately $20,032,000, resulting in net unrealized appreciation of approximately $125,494,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

OTCBB  OTC Bulletin Board.

PJSC  Public Joint Stock Company.

XLON  London Stock Exchange.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at June 30, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
Goldman Sachs International	HKD	988,255	$126,050	8/16/19	$(485)

HKD  —  Hong Kong Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	55.6%
Banks	25.4
Food & Staples Retailing	6.9
Interactive Media & Services	6.4
Semiconductors & Semiconductor Equipment	5.7
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2019.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open foreign currency forward exchange contract with unrealized depreciation of approximately $485,000.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Emerging Markets Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $670,279)	$796,258
Investment in Security of Affiliated Issuer, at Value (Cost $35,086)	35,086
Total Investments in Securities, at Value (Cost $705,365)	831,344
Foreign Currency, at Value (Cost $1,013)	1,020
Cash	27
Dividends Receivable	3,511
Receivable for Fund Shares Sold	551
Tax Reclaim Receivable	257
Receivable for Investments Sold	157
Receivable from Affiliate	25
Due from Broker	5
Receivable from Securities Lending Income	4
Other Assets	934
Total Assets	837,835
Liabilities:
Collateral on Securities Loaned, at Value	12,577
Deferred Capital Gain Country Tax	1,401
Payable for Advisory Fees	1,282
Unrealized Depreciation on Foreign Currency Forward Exchange Contract	485
Payable for Fund Shares Redeemed	249
Payable for Reorganization Expense	218
Payable for Professional Fees	176
Payable for Investments Purchased	146
Payable for Custodian Fees	133
Payable for Sub Transfer Agency Fees — Class I	47
Payable for Sub Transfer Agency Fees — Class A	4
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	41
Payable for Shareholder Services Fees — Class A	3
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Transfer Agency Fees — Class IR	—	@
Other Liabilities	844
Total Liabilities	17,607
Net Assets	$820,228
Net Assets Consist of:
Paid-in-Capital	$585,431
Total Distributable Earnings	234,797
Net Assets	$820,228

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Emerging Markets Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2019 (000)
CLASS I:
Net Assets	$319,129
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	12,891,173
Net Asset Value, Offering and Redemption Price Per Share	$24.76
CLASS A:
Net Assets	$14,386
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	596,410
Net Asset Value, Redemption Price Per Share	$24.12
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.34
Maximum Offering Price Per Share	$25.46
CLASS L:
Net Assets	$319
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	13,472
Net Asset Value, Offering and Redemption Price Per Share	$23.67
CLASS C:
Net Assets	$438
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	18,564
Net Asset Value, Offering and Redemption Price Per Share	$23.58
CLASS IS:
Net Assets	$485,947
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	19,624,481
Net Asset Value, Offering and Redemption Price Per Share	$24.76
CLASS IR:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	381
Net Asset Value, Offering and Redemption Price Per Share	$24.76
(1) Including: Securities on Loan, at Value:	$14,767

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Emerging Markets Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,889 of Foreign Taxes Withheld)	$14,146
Dividends from Security of Affiliated Issuer (Note G)	347
Income from Securities Loaned — Net	39
Total Investment Income	14,532
Expenses:
Advisory Fees (Note B)	3,793
Excise Tax	440
Administration Fees (Note C)	379
Custodian Fees (Note F)	305
Sub Transfer Agency Fees — Class I	146
Sub Transfer Agency Fees — Class A	10
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Professional Fees	63
Registration Fees	39
Shareholder Reporting Fees	25
Shareholder Services Fees — Class A (Note D)	18
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	2
Directors' Fees and Expenses	16
Transfer Agency Fees — Class I (Note E)	8
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Transfer Agency Fees — Class IR (Note E)	1
Pricing Fees	4
Other Expenses	28
Expenses Before Non Operating Expenses	5,283
Bank Overdraft Expense	15
Total Expenses	5,298
Waiver of Advisory Fees (Note B)	(590)
Rebate from Morgan Stanley Affiliate (Note G)	(25)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Net Expenses	4,679
Net Investment Income	9,853
Realized Gain (Loss):
Investments Sold (Net of $116 of Capital Gain Country Tax)	103,502
Foreign Currency Forward Exchange Contracts	(2,854)
Foreign Currency Translation	(478)
Futures Contracts	4,890
Net Realized Gain	105,060
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $835)	(24,250)
Foreign Currency Forward Exchange Contracts	1,285
Foreign Currency Translation	2
Futures Contracts	363
Net Change in Unrealized Appreciation (Depreciation)	(22,600)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	82,460
Net Increase in Net Assets Resulting from Operations	$92,313

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Emerging Markets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$9,853	$15,055
Net Realized Gain	105,060	49,116
Net Change in Unrealized Appreciation (Depreciation)	(22,600)	(303,741)
Net Increase (Decrease) in Net Assets Resulting from Operations	92,313	(239,570)
Dividends and Distributions to Shareholders:
Class I	—	(5,586)
Class A	—	(266)
Class L	—	(3)
Class C	—	(3)
Class IS	—	(20,307)
Class IR	—	(—	@)(a)
Total Dividends and Distributions to Shareholders	—	(26,165)
Capital Share Transactions:(1)
Class I:
Subscribed	17,747	60,621
Issued due to a Tax-free Reorganization	438,765	—
Distributions Reinvested	—	5,497
Redeemed	(384,447)	(120,158)
Class A:
Subscribed	1,752	7,227
Distributions Reinvested	—	258
Redeemed	(2,265)	(13,497)
Class L:
Exchanged	—	118
Distributions Reinvested	—	3
Redeemed	—	(33)
Class C:
Subscribed	105	96
Distributions Reinvested	—	3
Redeemed	(6)	(500)
Class IS:
Subscribed	62,371	135,108
Distributions Reinvested	—	18,614
Redeemed	(446,494)	(189,029)
Class IR:
Subscribed	—	10	(a)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(312,472)	(95,662)
Redemption Fees	11	3
Total Decrease in Net Assets	(220,148)	(361,394)
Net Assets:
Beginning of Period	1,040,376	1,401,770
End of Period	$820,228	$1,040,376

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Emerging Markets Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	741	2,291
Shares Issued due to a Tax-free Reorganization	17,868	—
Shares Issued on Distributions Reinvested	—	246
Shares Redeemed	(15,889)	(4,615)
Net Increase (Decrease) in Class I Shares Outstanding	2,720	(2,078)
Class A:
Shares Subscribed	74	277
Shares Issued on Distributions Reinvested	—	12
Shares Redeemed	(96)	(549)
Net Decrease in Class A Shares Outstanding	(22)	(260)
Class L:
Shares Exchanged	—	5
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	—	(1)
Net Increase in Class L Shares Outstanding	—	4
Class C:
Shares Subscribed	4	4
Shares Redeemed	(— @@)	(20)
Net Increase (Decrease) in Class C Shares Outstanding	4	(16)
Class IS:
Shares Subscribed	2,626	4,875
Shares Issued on Distributions Reinvested	—	834
Shares Redeemed	(18,389)	(7,321)
Net Decrease in Class IS Shares Outstanding	(15,763)	(1,612)
Class IR:
Shares Subscribed	—	—	@@(a)

(a)  For the period June 15, 2018 through December 31, 2018.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$22.53		$27.95		$20.83		$19.68		$22.13		$24.64
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.28		0.28		0.19		0.17		0.15		0.17
Net Realized and Unrealized Gain (Loss)	1.95		(5.15)		7.10		1.15		(2.43)		(1.30)
Total from Investment Operations	2.23		(4.87)		7.29		1.32		(2.28)		(1.13)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)		(0.17)		(0.17)		(0.17)		(0.20)
Net Realized Gain	—		(0.20)		—		—		—		(1.18)
Total Distributions	—		(0.55)		(0.17)		(0.17)		(0.17)		(1.38)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$24.76		$22.53		$27.95		$20.83		$19.68		$22.13
Total Return(4)	9.85	%(9)	(17.32)%		34.97%		6.73%		(10.33)%		(4.47)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$319,129		$229,132		$342,400		$282,674		$531,194		$644,537
Ratio of Expenses Before Expense Limitation	1.16	%(10)	N/A		1.07%		1.16%		1.45%		1.52%
Ratio of Expenses After Expense Limitation	1.03	%(5)(10)	1.03	%(5)	1.04	%(5)	1.11	%(5)(7)	1.24	%(5)(6)	1.25	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.03	%(5)(10)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income	2.34	%(5)(10)	1.08	%(5)	0.75	%(5)	0.83	%(5)	0.68	%(5)	0.68	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(10)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	41	%(9)	56%		35%		33%		40%		43%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.20% for Class I shares. Prior to September 30, 2015, the maximum ratio was 1.25% for Class I shares.

(7)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class I shares. Prior to September 30, 2016, the maximum ratio was 1.20% for Class I shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$21.99		$27.24		$20.31		$19.19		$21.57		$24.02
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.22		0.20		0.10		0.11		0.07		0.11
Net Realized and Unrealized Gain (Loss)	1.91		(5.01)		6.92		1.11		(2.36)		(1.28)
Total from Investment Operations	2.13		(4.81)		7.02		1.22		(2.29)		(1.17)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.24)		(0.09)		(0.10)		(0.09)		(0.10)
Net Realized Gain	—		(0.20)		—		—		—		(1.18)
Total Distributions	—		(0.44)		(0.09)		(0.10)		(0.09)		(1.28)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$24.12		$21.99		$27.24		$20.31		$19.19		$21.57
Total Return(4)	9.64	%(9)	(17.58)%		34.54%		6.37%		(10.63)%		(4.77)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,386		$13,605		$23,952		$18,824		$19,065		$26,701
Ratio of Expenses Before Expense Limitation	1.50	%(10)	N/A		1.40%		1.48%		1.76%		1.82%
Ratio of Expenses After Expense Limitation	1.37	%(5)(10)	1.34	%(5)	1.36	%(5)	1.45	%(5)(7)	1.56	%(5)(6)	1.57	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.37	%(5)(10)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income	1.91	%(5)(10)	0.78	%(5)	0.42	%(5)	0.55	%(5)	0.34	%(5)	0.45	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(10)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	41	%(9)	56%		35%		33%		40%		43%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.55% for Class A shares. Prior to September 30, 2015, the maximum ratio was 1.60% for Class A shares.

(7)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class A shares. Prior to September 30, 2016, the maximum ratio was 1.55% for Class A shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Portfolio

	Class L
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$21.64		$26.85		$20.08		$18.98		$21.39		$23.91
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.16		0.05		(0.01)		0.00	(3)	(0.04)		(0.05)
Net Realized and Unrealized Gain (Loss)	1.87		(4.91)		6.80		1.10		(2.33)		(1.23)
Total from Investment Operations	2.03		(4.86)		6.79		1.10		(2.37)		(1.28)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)		(0.02)		—		(0.04)		(0.06)
Net Realized Gain	—		(0.20)		—		—		—		(1.18)
Total Distributions	—		(0.35)		(0.02)		—		(0.04)		(1.24)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$23.67		$21.64		$26.85		$20.08		$18.98		$21.39
Total Return(4)	9.33	%(9)	(18.03)%		33.80%		5.80%		(11.11)%		(5.26)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$319		$292		$253		$239		$226		$210
Ratio of Expenses Before Expense Limitation	2.37	%(10)	2.55%		2.54%		2.69%		2.78%		2.97%
Ratio of Expenses After Expense Limitation	1.89	%(5)(10)	1.89	%(5)	1.90	%(5)	2.01	%(5)(7)	2.09	%(5)(6)	2.10	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.89	%(5)(10)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	1.39	%(5)(10)	0.20	%(5)	(0.03	)%(5)	0.00	%(5)(8)	(0.19	)%(5)	(0.21	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(10)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	41	%(9)	56%		35%		33%		40%		43%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.05% for Class L shares. Prior to September 30, 2015, the maximum ratio was 2.10% for Class L shares.

(7)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class L shares. Prior to September 30, 2016, the maximum ratio was 2.05% for Class L shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$21.57		$26.66		$19.99		$18.95		$23.16
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.14		0.04		(0.09)		(0.04)		(0.03)
Net Realized and Unrealized Gain (Loss)	1.87		(4.93)		6.78		1.09		(4.14)
Total from Investment Operations	2.01		(4.89)		6.69		1.05		(4.17)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00	)(4)	(0.02)		(0.01)		(0.04)
Net Realized Gain	—		(0.20)		—		—		—
Total Distributions	—		(0.20)		(0.02)		(0.01)		(0.04)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$23.58		$21.57		$26.66		$19.99		$18.95
Total Return(5)	9.27	%(10)	(18.26)%		33.45%		5.56%		(18.03	)%(10)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$438		$309		$817		$608		$10
Ratio of Expenses Before Expense Limitation	2.56	%(11)	2.37%		2.30%		2.58%		22.89	%(11)
Ratio of Expenses After Expense Limitation	2.14	%(6)(11)	2.14	%(6)	2.15	%(6)	2.24	%(6)(8)	2.33	%(6)(7)(11)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	2.14	%(6)(11)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	1.26	%(6)(11)	0.17	%(6)	(0.36	)%(6)	(0.19	)%(6)	(0.23	)%(6)(11)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(11)	0.01%		0.00	%(9)	0.00	%(9)	0.00	%(9)(11)
Portfolio Turnover Rate	41	%(10)	56%		35%		33%		40%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.30% for Class C shares. Prior to September 30, 2015, the maximum ratio was 2.35% for Class C shares.

(8)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.15% for Class C shares. Prior to September 30, 2016, the maximum ratio was 2.30% for Class C shares.

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$22.52		$27.96		$20.83		$19.68		$22.14		$24.64
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.23		0.31		0.21		0.21		0.17		0.22
Net Realized and Unrealized Gain (Loss)	2.01		(5.17)		7.11		1.12		(2.44)		(1.32)
Total from Investment Operations	2.24		(4.86)		7.32		1.33		(2.27)		(1.10)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.38)		(0.19)		(0.18)		(0.19)		(0.22)
Net Realized Gain	—		(0.20)		—		—		—		(1.18)
Total Distributions	—		(0.58)		(0.19)		(0.18)		(0.19)		(1.40)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$24.76		$22.52		$27.96		$20.83		$19.68		$22.14
Total Return(4)	9.90	%(9)	(17.25)%		35.09%		6.79%		(10.29)%		(4.36)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$485,947		$797,029		$1,034,348		$657,106		$297,469		$325,029
Ratio of Expenses Before Expense Limitation	1.07	%(10)	N/A		0.98%		1.07%		1.35%		1.42%
Ratio of Expenses After Expense Limitation	0.94	%(5)(10)	0.92	%(5)	0.95	%(5)	1.04	%(5)(7)	1.16	%(5)(6)	1.18	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	0.94	%(5)(10)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income	1.91	%(5)(10)	1.21	%(5)	0.82	%(5)	0.99	%(5)	0.75	%(5)	0.89	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(10)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	41	%(9)	56%		35%		33%		40%		43%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class IS shares. Prior to September 30, 2015, the maximum ratio was 1.18% for Class IS shares.

(7)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class IS shares. Prior to September 30, 2016, the maximum ratio was 1.10% for Class IS shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period from June 15, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$22.54		$26.23
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.28		0.20
Net Realized and Unrealized Gain (Loss)	1.94		(3.31)
Total from Investment Operations	2.22		(3.11)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.38)
Net Realized Gain	—		(0.20)
Total Distributions	—		(0.58)
Redemption Fees	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$24.76		$22.54
Total Return(4)	9.85	%(6)	(11.82	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$9		$9
Ratio of Expenses Before Expense Limitation	18.42	%(7)	19.46	%(7)
Ratio of Expenses After Expense Limitation	0.94	%(5)(7)	0.93	%(5)(7)
Ratios of Expenses After Expense Limitation Excluding Non Operating Expenses	0.94	%(5)(7)	N/A
Ratio of Net Investment Income	2.34	%(5)(7)	1.56	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01	%(7)
Portfolio Turnover Rate	41	%(6)	56%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

On February 22, 2019, the Fund acquired the net assets of Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund"), a closed-end management investment company, based on the respective valuations as of the close of business on February 22, 2019, pursuant to a Plan of Reorganization approved by the shareholders of Emerging Markets Fund on January 7, 2019 ("Reorganization A"). The purpose of the transaction was to combine two portfolios managed by Morgan Stanley Investment Management Inc., (the "Adviser") with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 9,264,009 Class I shares of the Fund at a net asset value ("NAV") of $24.31 for 13,428,781 shares of Emerging Markets Fund. The net assets of Emerging Markets Fund before Reorganization A were approximately $225,208,000, including unrealized appreciation (depreciation) of approximately $24,269,000 at February 22, 2019. The investment portfolio of Emerging Markets Fund, with a fair value of approximately $220,642,000 and identified cost of approximately $196,373,000, on February 22, 2019, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Emerging Markets Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to Reorganization A, the net assets of the Fund were approximately $1,130,576,000. Immediately after

Reorganization A, the net assets of the Fund were approximately $1,355,784,000.

Upon closing of Reorganization A, shareholders of Emerging Markets Fund received shares of the Fund as follows:

Emerging Markets Fund	Emerging Markets Portfolio
Common Shares	Class I

Assuming the acquisition had been completed on January 1, 2019, the beginning of the annual reporting period of the Fund, the Fund's pro-forma results of operations for the period ended June 30, 2019, are approximately as follows:

Net investment income(1)	$11,204,000
Net realized gain and unrealized gain(2)	$127,195,000
Net increase in net assets resulting from operations	$138,399,000

(1) Approximately $9,853,000 as reported, plus approximately $361,000 Emerging Markets Fund prior to Reorganization A, plus approximately $990,000 of estimated pro-forma eliminated expenses.

(2) Approximately $82,460,000 as reported, plus approximately $44,735,000 Emerging Markets Fund prior to Reorganization A.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Emerging Markets Fund that have been included in the Fund's Statement of Operations since February 22, 2019.

On April 5, 2019, the Fund acquired the net assets of Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund"), a closed-end management investment company, based on the respective valuations as of the close of business on April 5, 2019, pursuant to a Plan of Reorganization approved by the shareholders of Asia-Pacific Fund on March 8, 2019 ("Reorganization B"). The purpose of the transaction was to combine two portfolios managed by the Adviser with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 8,604,225 Class I shares of the Fund at a NAV of $24.82 for 12,679,878 shares of Asia-Pacific Fund. The net assets of Asia-Pacific Fund before Reorganization B were approximately $213,557,000, including unrealized appreciation (depreciation) of approximately $20,463,000 at April 5, 2019. The investment portfolio of Asia-Pacific Fund, with a fair value of approximately $209,696,000 and identified cost of approximately $189,233,000, on April 5, 2019, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Asia-Pacific Fund was carried forward to

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to Reorganization B, the net assets of the Fund were approximately $840,351,000. Immediately after Reorganization B, the net assets of the Fund were approximately $1,053,908,000.

Upon closing of Reorganization B, shareholders of Asia-Pacific Fund received shares of the Fund as follows:

Asia-Pacific Fund	Emerging Markets Portfolio
Common Shares	Class I

Assuming the acquisition had been completed on January 1, 2019, the beginning of the annual reporting period of the Fund, the Fund's pro-forma results of operations for the period ended June 30, 2019, are approximately as follows:

Net investment income(1)	$11,941,000
Net realized gain and unrealized gain(2)	$128,579,000
Net increase in net assets resulting from operations	$140,520,000

(1) Approximately $9,853,000 as reported, plus approximately $994,000 Asia-Pacific Fund prior to Reorganization B, plus approximately $1,094,000 of estimated pro-forma eliminated expenses.

(2) Approximately $82,460,000 as reported, plus approximately $46,119,000 Asia-Pacific Fund prior to Reorganization B.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Asia-Pacific Fund that have been included in the Fund's Statement of Operations since April 5, 2019.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which the Adviser or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the NAV as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$—	$10,731	$—	$10,731
Banks	54,157	153,440	—	207,597
Beverages	23,859	15,091	—	38,950
Capital Markets	10,603	2,756	—	13,359
Construction & Engineering	—	7,155	—	7,155
Construction Materials	—	16,826	—	16,826
Consumer Finance	—	2,370	—	2,370
Diversified Consumer Services	10,862	—	—	10,862
Diversified Financial Services	—	12,629	—	12,629
Diversified Telecommunication Services	—	11,343	—	11,343
Electronic Equipment, Instruments & Components	—	6,390	—	6,390
Entertainment	—	2,047	—	2,047
Food & Staples Retailing	19,124	37,787	—	56,911
Food Products	—	15,399	—	15,399
Gas Utilities	5,804	—	—	5,804
Health Care Providers & Services	—	8,017	—	8,017
Hotels, Restaurants & Leisure	3,467	1,956	—	5,423
Household Products	—	3,320	—	3,320
Industrial Conglomerates	—	14,192	—	14,192
Information Technology Services	—	7,200	—	7,200
Insurance	—	35,472	—	35,472
Interactive Media & Services	12,797	39,536	—	52,333
Internet & Direct Marketing Retail	31,679	—	—	31,679
Life Sciences Tools & Services	439	3,717	—	4,156
Machinery	—	6,403	—	6,403
Metals & Mining	12,149	8,459	—	20,608
Multi-Line Retail	17,226	—	—	17,226
Oil, Gas & Consumable Fuels	17,814	19,468	—	37,282
Personal Products	—	8,740	—	8,740
Pharmaceuticals	—	13,360	—	13,360
Real Estate Management & Development	—	12,550	—	12,550
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Semiconductors & Semiconductor Equipment	$—	$46,517	$—	$46,517
Tech Hardware, Storage & Peripherals	—	15,903	—	15,903
Textiles, Apparel & Luxury Goods	—	26,651	—	26,651
Thrifts & Mortgage Finance	—	4,852	—	4,852
Wireless Telecommunication Services	—	6,001	—	6,001
Total Common Stocks	219,980	576,278	—	796,258
Short-Term Investments
Investment Company	35,086	—	—	35,086
Total Assets	255,066	576,278	—	831,344
Liabilities:
Foreign Currency Forward Exchange Contract	—	(485)	—	(485)
Total	$255,066	$575,793	$—	$830,859

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

As of June 30, 2019, the Fund did not have any open futures contracts.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Depreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$(485)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(2,854)
Equity Risk	Futures Contracts	4,890
	Total	$2,036
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$1,285
Equity Risk	Futures Contracts	363
	Total	$1,648

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$—	$(485)

(a) Excludes exchange-traded derivatives.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$485	$—	$—	$485

For the six months ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$195,392,000
Futures Contracts:
Average monthly notional value	$80,996,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$14,767	(c)	$—	$(14,767	)(d)(e)	$0

(c) Represents market value of loaned securities at period end.

(d) The Fund received cash collateral of approximately $12,577,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $2,807,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(e) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2019:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$12,577	$—	$—	$—	$12,577
Total Borrowings	$12,577	$—	$—	$—	$12,577
Gross amount of recognized liabilities for securities lending transactions					$12,577

6.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares, Class IS shares and Class IR shares which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
0.85%	0.75%	0.70%	0.65%

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.67% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 1.90% for Class L shares, 2.15% for Class C shares, 0.95% for Class IS shares and 0.95% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $590,000 of advisory fees were waived and approximately $4,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $372,670,000 and $824,866,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $25,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$78,197	$659,926	$703,037	$347
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$35,086

During the six months ended June 30, 2019, the Fund incurred approximately $2,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator, Sub-Adviser and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$17,069	$9,096	$9,134	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses)

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(3,586)	$3,586

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$926

During the year ended December 31, 2018, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $33,443,000.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2018, the Fund intends to defer to January 1, 2019 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$2,835	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 55.0%.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one- and three-year periods but better than its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

30

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

31

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMSAN
2663731 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Small Cap Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	15
Investment Advisory Agreement Approval	24
Privacy Notice	26
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Emerging Markets Small Cap Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Emerging Markets Small Cap Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Small Cap Portfolio Class I	$1,000.00	$1,123.50	$1,018.35	$6.84	$6.51	1.30%
Emerging Markets Small Cap Portfolio Class A	1,000.00	1,120.60	1,016.61	8.68	8.25	1.65
Emerging Markets Small Cap Portfolio Class C	1,000.00	1,116.90	1,012.89	12.60	11.98	2.40
Emerging Markets Small Cap Portfolio Class IS	1,000.00	1,123.40	1,018.60	6.58	6.26	1.25

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Emerging Markets Small Cap Portfolio

	Shares	Value (000)
Common Stocks (96.3%)
Argentina (3.4%)
Banco Macro SA ADR	12,200	$889
Despegar.com Corp. (a)	48,790	677
Globant SA (a)	6,519	659
		2,225
Brazil (6.0%)
Banco ABC Brasil SA (Preference)	203,893	1,021
BK Brasil Operacao e Assessoria a Restaurantes SA	161,404	935
Estacio Participacoes SA	85,797	648
Fleury SA	108,903	605
Odontoprev SA	165,338	786
		3,995
China (13.9%)
Baozun, Inc ADR (a)(b)	17,701	883
Beijing Thunisoft Corp., Ltd., Class A	258,254	716
China CYTS Tours Holding Co., Ltd., Class A	381,140	705
China Education Group Holdings Ltd. (b)(c)	608,000	950
China Everbright Greentech Ltd. (c)	998,000	649
China Foods Ltd. (c)	1,902,000	789
China New Higher Education Group Ltd. (b)(c)	1,646,000	641
Focused Photonics Hangzhou, Inc., Class A	210,900	735
JNBY Design Ltd. (c)	418,000	767
Laobaixing Pharmacy Chain JSC, Class A	80,700	688
OneSmart International Education Group Ltd. ADR (a)(b)	110,351	878
Shenzhen Airport Co., Ltd., Class A	631,000	817
		9,218
Egypt (2.8%)
Credit Agricole Egypt SAE	323,149	910
Integrated Diagnostics Holdings PLC	147,361	731
Juhayna Food Industries	312,389	193
		1,834
Germany (1.0%)
Jumia Technologies AG ADR (a)	24,653	651
India (18.9%)
Blue Star Ltd.	82,002	922
Cholamandalam Investment and Finance Co., Ltd.	100,506	416
CreditAccess Grameen Ltd. (a)	129,919	977
Crompton Greaves Consumer Electricals Ltd.	100,939	341
Dilip Buildcon Ltd.	116,124	823
Gujarat Gas Ltd.	444,007	1,112
Gulf Oil Lubricants India Ltd.	66,926	835
Indraprastha Gas Ltd.	227,567	1,039
Inox Leisure Ltd. (a)	186,856	886
PVR Ltd.	35,313	857
Ramco Cements Ltd. (The)	84,750	963
Sterlite Technologies Ltd.	308,271	785
TCI Express Ltd.	102,459	979
	Shares	Value (000)
Voltas Ltd.	89,961	$840
Westlife Development Ltd. (a)	171,416	759
		12,534
Indonesia (5.6%)
Ace Hardware Indonesia Tbk PT	6,619,100	848
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (a)	4,633,800	1,132
Mitra Adiperkasa Tbk PT	11,479,600	731
Nippon Indosari Corpindo Tbk PT	10,676,600	967
		3,678
Kenya (0.8%)
KCB Group Ltd.	1,484,600	550
Korea, Republic of (12.8%)
AfreecaTV Co., Ltd.	14,503	774
BusinessOn Communication Co., Ltd.	43,685	697
Cafe24 Corp. (a)	8,070	429
Dentium Co., Ltd.	14,211	906
Douzone Bizon Co., Ltd.	18,580	1,002
Ecopro BM Co., Ltd. (a)	12,371	640
Innocean Worldwide, Inc.	14,435	891
JB Financial Group Co., Ltd.	166,707	854
JYP Entertainment Corp.	38,450	797
Koh Young Technology, Inc.	11,506	828
Nasmedia Co., Ltd.	18,939	642
		8,460
Kuwait (0.6%)
Boubyan Bank KSCP	35,480	68
Humansoft Holding Co. KSC	29,750	310
		378
Malaysia (1.8%)
Bermaz Auto Bhd	1,830,700	1,179
Mexico (1.0%)
Gentera SAB de CV	775,127	671
Morocco (1.1%)
Societe d'Exploitation des Ports	37,995	750
Nigeria (0.9%)
Guaranty Trust Bank PLC	6,364,118	581
Pakistan (0.2%)
MCB Bank Ltd.	109,598	120
Philippines (3.9%)
MacroAsia Corp.	1,759,250	655
Puregold Price Club, Inc.	690,700	606
Security Bank Corp.	188,230	625
Wilcon Depot, Inc.	2,185,000	716
		2,602
Poland (1.0%)
Dino Polska SA (a)	19,471	684
Russia (1.2%)
HeadHunter Group PLC ADR (b)	47,872	778

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Small Cap Portfolio

	Shares	Value (000)
South Africa (3.0%)
Advtech Ltd.	760,249	$745
Massmart Holdings Ltd.	118,911	526
Transaction Capital Ltd.	528,492	749
		2,020
Taiwan (12.8%)
ASPEED Technology, Inc.	31,000	592
Bizlink Holding, Inc.	116,560	810
Cub Elecparts, Inc.	97,556	794
King Slide Works Co., Ltd.	72,000	711
Merida Industry Co., Ltd.	120,000	710
Poya International Co., Ltd.	67,492	914
Sunny Friend Environmental Technology Co., Ltd.	112,000	998
Taiwan Hon Chuan Enterprise Co., Ltd.	363,000	647
Taiwan Paiho Ltd.	324,000	939
TCI Co., Ltd.	54,894	756
Vanguard International Semiconductor Corp.	276,000	581
		8,452
Thailand (1.5%)
Muangthai Capital PCL (Foreign Shares)	552,400	1,018
United Kingdom (1.1%)
Network International Holdings PLC (a)	95,259	718
Vietnam (1.0%)
Sai Gon Cargo Service Corp.	97,800	676
Total Common Stocks (Cost $59,208)		63,772
	No. of Warrants
Warrants (2.0%)
Saudi Arabia (2.0%)
HSBC Bank PLC, expires 7/8/20 (a)	77,981	688
HSBC Bank PLC, expires 2/5/21 (a)	34,403	619
Total Warrants (Cost $1,216)		1,307
	Shares	Value (000)
Short-Term Investments (3.7%)
Securities held as Collateral on Loaned Securities (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $1,251)	1,250,785	$1,251
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $1,194)	1,194,192	1,194
Total Short-Term Investments (Cost $2,445)		2,445
Total Investments (102.0%) (Cost $62,869) Including $2,139 of Securities Loaned (d)(e)(f)		67,524
Liabilities in Excess of Other Assets (–2.0%)		(1,292)
Net Assets (100.0%)		$66,232

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2019.

(c)  Security trades on the Hong Kong exchange.

(d)  The approximate fair value and percentage of net assets, $52,673,000 and 79.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  Securities are available for collateral in connection with open foreign currency forward exchange contract.

(f)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,052,000 and the aggregate gross unrealized depreciation is approximately $3,408,000, resulting in net unrealized appreciation of approximately $4,644,000.

ADR  American Depositary Receipt.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at June 30, 2019:

Counterparty	Contract to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
UBS AG	HKD	22,991	$2,932	7/18/19	$(11)

HKD  —  Hong Kong Dollar

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Small Cap Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	77.7%
Banks	10.2
Diversified Consumer Services	6.3
Consumer Finance	5.8
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2019.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open foreign currency forward exchange contract with unrealized depreciation of $11,000.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Emerging Markets Small Cap Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $60,424)	$65,079
Investment in Security of Affiliated Issuer, at Value (Cost $2,445)	2,445
Total Investments in Securities, at Value (Cost $62,869)	67,524
Foreign Currency, at Value (Cost $871)	870
Dividends Receivable	130
Receivable for Investments Sold	38
Receivable from Securities Lending Income	5
Receivable for Fund Shares Sold	4
Receivable from Affiliate	2
Tax Reclaim Receivable	—	@
Other Assets	45
Total Assets	68,618
Liabilities:
Collateral on Securities Loaned, at Value	1,251
Payable for Investments Purchased	912
Payable for Advisory Fees	130
Payable for Professional Fees	62
Unrealized Depreciation on Foreign Currency Forward Exchange Contract	11
Payable for Custodian Fees	10
Payable for Administration Fees	4
Payable for Sub Transfer Agency Fees — Class I	4
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	2
Total Liabilities	2,386
Net Assets	$66,232
Net Assets Consist of:
Paid-in-Capital	$62,684
Total Distributable Earnings	3,548
Net Assets	$66,232

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Emerging Markets Small Cap Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2019 (000)
CLASS I:
Net Assets	$57,745
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,845,664
Net Asset Value, Offering and Redemption Price Per Share	$11.92
CLASS A:
Net Assets	$274
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	23,173
Net Asset Value, Redemption Price Per Share	$11.80
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.65
Maximum Offering Price Per Share	$12.45
CLASS C:
Net Assets	$37
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,227
Net Asset Value, Offering and Redemption Price Per Share	$11.56
CLASS IS:
Net Assets	$8,176
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	685,646
Net Asset Value, Offering and Redemption Price Per Share	$11.93
(1) Including: Securities on Loan, at Value:	$2,139

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Emerging Markets Small Cap Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $83 of Foreign Taxes Withheld)	$720
Income from Securities Loaned — Net	21
Dividends from Security of Affiliated Issuer (Note G)	11
Total Investment Income	752
Expenses:
Advisory Fees (Note B)	389
Professional Fees	50
Custodian Fees (Note F)	32
Administration Fees (Note C)	25
Registration Fees	24
Sub Transfer Agency Fees — Class I	16
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Shareholder Reporting Fees	7
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	3
Pricing Fees	3
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Other Expenses	9
Total Expenses	562
Waiver of Advisory Fees (Note B)	(151)
Reimbursement of Class Specific Expenses — Class I (Note B)	(4)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	403
Net Investment Income	349
Realized Gain (Loss):
Investments Sold	168
Foreign Currency Forward Exchange Contracts	17
Foreign Currency Translation	(23)
Net Realized Gain	162
Change in Unrealized Appreciation (Depreciation):
Investments	6,616
Foreign Currency Forward Exchange Contracts	(14)
Foreign Currency Translation	(2)
Net Change in Unrealized Appreciation (Depreciation)	6,600
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	6,762
Net Increase in Net Assets Resulting from Operations	$7,111

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Emerging Markets Small Cap Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$349	$54
Net Realized Gain (Loss)	162	(1,613)
Net Change in Unrealized Appreciation (Depreciation)	6,600	(6,836)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,111	(8,395)
Dividends and Distributions to Shareholders:
Class I	—	(774)
Class A	—	(3)
Class C	—	(1)
Class IS	—	(114)
Total Dividends and Distributions to Shareholders	—	(892)
Capital Share Transactions:(1)
Class I:
Subscribed	5,611	35,038
Distributions Reinvested	—	203
Redeemed	(3,013)	(3,753)
Class A:
Subscribed	84	82
Distributions Reinvested	—	3
Redeemed	(17)	(48)
Class C:
Subscribed	—	17
Distributions Reinvested	—	— @
Class IS:
Subscribed	—	8,100
Distributions Reinvested	—	114
Net Increase in Net Assets Resulting from Capital Share Transactions	2,665	39,756
Redemption Fees	— @	— @
Total Increase in Net Assets	9,776	30,469
Net Assets:
Beginning of Period	56,456	25,987
End of Period	$66,232	$56,456
(1) Capital Share Transactions:
Class I:
Shares Subscribed	493	2,938
Shares Issued on Distributions Reinvested	—	17
Shares Redeemed	(262)	(357)
Net Increase in Class I Shares Outstanding	231	2,598
Class A:
Shares Subscribed	8	6
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(2)	(4)
Net Increase in Class A Shares Outstanding	6	2
Class C:
Shares Subscribed	—	1
Shares Issued on Distributions Reinvested	—	— @@
Net Increase in Class C Shares Outstanding	—	1
Class IS:
Shares Subscribed	—	675
Shares Issued on Distributions Reinvested	—	10
Net Increase in Class IS Shares Outstanding	—	685

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Small Cap Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from December 15, 2015(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016		December 31, 2015
Net Asset Value, Beginning of Period	$10.61		$12.77		$9.85		$10.28		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.06		0.02		(0.01)		0.02		0.01
Net Realized and Unrealized Gain (Loss)	1.25		(2.01)		3.38		(0.35)		0.27
Total from Investment Operations	1.31		(1.99)		3.37		(0.33)		0.28
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.10)		—
Net Realized Gain	—		(0.17)		(0.45)		—		—
Total Distributions	—		(0.17)		(0.45)		(0.10)		—
Redemption Fees	0.00	(3)	0.00	(3)	—		—		—
Net Asset Value, End of Period	$11.92		$10.61		$12.77		$9.85		$10.28
Total Return(4)	12.35	%(8)	(15.73)%		34.29%		(3.19)%		2.80	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$57,745		$48,965		$25,762		$19,673		$20,536
Ratio of Expenses Before Expense Limitation	1.80	%(9)	2.18%		2.58%		2.63%		7.62	%(9)
Ratio of Expenses After Expense Limitation	1.30	%(5)(9)	1.41	%(5)(6)	1.57	%(5)	1.61	%(5)	1.58	%(5)(9)
Ratio of Net Investment Income (Loss)	1.12	%(5)(9)	0.14	%(5)	(0.09	)%(5)	0.16	%(5)	1.01	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.04%		0.00	%(7)	0.03	%(9)
Portfolio Turnover Rate	33	%(8)	70%		71%		69%		5	%(8)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 13, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.30% for Class I shares. Prior to July 13, 2018, the maximum ratio was 1.65% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Small Cap Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from December 15, 2015(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016		December 31, 2015
Net Asset Value, Beginning of Period	$10.53		$12.72		$9.85		$10.28		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.05		(0.01)		(0.06)		(0.02)		0.00	(3)
Net Realized and Unrealized Gain (Loss)	1.22		(2.01)		3.38		(0.35)		0.28
Total from Investment Operations	1.27		(2.02)		3.32		(0.37)		0.28
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.06)		—
Net Realized Gain	—		(0.17)		(0.45)		—		—
Total Distributions	—		(0.17)		(0.45)		(0.06)		—
Redemption Fees	0.00	(3)	0.00	(3)	—		—		—
Net Asset Value, End of Period	$11.80		$10.53		$12.72		$9.85		$10.28
Total Return(4)	12.06	%(8)	(16.03)%		33.79%		(3.58)%		2.80	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$274		$179		$188		$10		$10
Ratio of Expenses Before Expense Limitation	2.75	%(9)	3.49%		12.38%		22.65%		21.45	%(9)
Ratio of Expenses After Expense Limitation	1.65	%(5)(9)	1.83	%(5)(6)	1.96	%(5)	2.00	%(5)	1.97	%(5)(9)
Ratio of Net Investment Income (Loss)	0.80	%(5)(9)	(0.11	)%(5)	(0.50	)%(5)	(0.22	)%(5)	0.62	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.04%		0.00	%(7)	0.03	%(9)
Portfolio Turnover Rate	33	%(8)	70%		71%		69%		5	%(8)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 13, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class A shares. Prior to July 13, 2018, the maximum ratio was 2.00% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Small Cap Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from December 15, 2015(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016		December 31, 2015
Net Asset Value, Beginning of Period	$10.35		$12.60		$9.84		$10.28		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.00	)(3)	(0.10)		(0.15)		(0.10)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	1.21		(1.98)		3.36		(0.34)		0.28
Total from Investment Operations	1.21		(2.08)		3.21		(0.44)		0.28
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.17)		(0.45)		—		—
Redemption Fees	0.00	(3)	0.00	(3)	—		—		—
Net Asset Value, End of Period	$11.56		$10.35		$12.60		$9.84		$10.28
Total Return(4)	11.69	%(8)	(16.66)%		32.70%		(4.28)%		2.80	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$37		$33		$24		$10		$10
Ratio of Expenses Before Expense Limitation	7.72	%(9)	9.02%		20.48%		23.48%		22.20	%(9)
Ratio of Expenses After Expense Limitation	2.40	%(5)(9)	2.58	%(5)(6)	2.71	%(5)	2.75	%(5)	2.73	%(5)(9)
Ratio of Net Investment Loss	(0.00	)%(5)(7)(9)	(0.84	)%(5)	(1.27	)%(5)	(0.99	)%(5)	(0.14	)%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.04%		0.00	%(7)	0.02	%(9)
Portfolio Turnover Rate	33	%(8)	70%		71%		69%		5	%(8)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 13, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.40% for Class C shares. Prior to July 13, 2018, the maximum ratio was 2.75% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Emerging Markets Small Cap Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from December 15, 2015(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016		December 31, 2015
Net Asset Value, Beginning of Period	$10.62		$12.77		$9.85		$10.28		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.07		0.00	(3)	(0.01)		0.02		0.01
Net Realized and Unrealized Gain (Loss)	1.24		(1.98)		3.38		(0.35)		0.27
Total from Investment Operations	1.31		(1.98)		3.37		(0.33)		0.28
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.10)		—
Net Realized Gain	—		(0.17)		(0.45)		—		—
Total Distributions	—		(0.17)		(0.45)		(0.10)		—
Redemption Fees	0.00	(3)	0.00	(3)	—		—		—
Net Asset Value, End of Period	$11.93		$10.62		$12.77		$9.85		$10.28
Total Return(4)	12.34	%(8)	(15.65)%		34.29%		(3.18)%		2.80	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,176		$7,279		$13		$10		$10
Ratio of Expenses Before Expense Limitation	1.76	%(9)	2.10%		19.47%		21.37%		21.20	%(9)
Ratio of Expenses After Expense Limitation	1.25	%(5)(9)	1.26	%(5)(6)	1.55	%(5)	1.60	%(5)	1.58	%(5)(9)
Ratio of Net Investment Income (Loss)	1.15	%(5)(9)	0.03	%(5)	(0.08	)%(5)	0.16	%(5)	1.01	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.05%		0.00	%(7)	0.02	%(9)
Portfolio Turnover Rate	33	%(8)	70%		71%		69%		5	%(8)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 13, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class IS shares. Prior to July 13, 2018, the maximum ratio was 1.60% for Class IS shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Small Cap Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$1,655	$—	$1,655
Auto Components	—	794	—	794
Banks	1,910	4,840	—	6,750
Building Products	—	922	—	922
Chemicals	—	835	—	835
Commercial Services & Supplies	—	1,733	—	1,733
Communications Equipment	—	785	—	785
Construction & Engineering	—	1,663	—	1,663

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Construction Materials	$—	$963	$—	$963
Consumer Finance	671	3,160	—	3,831
Containers & Packaging	—	647	—	647
Diversified Consumer Services	1,526	2,646	—	4,172
Electrical Equipment	—	1,450	—	1,450
Entertainment	—	2,540	—	2,540
Food & Staples Retailing	—	2,504	—	2,504
Food Products	—	1,949	—	1,949
Gas Utilities	—	2,151	—	2,151
Health Care Equipment & Supplies	—	906	—	906
Health Care Providers & Services	1,391	731	—	2,122
Hotels, Restaurants & Leisure	935	1,464	—	2,399
Household Durables	—	341	—	341
Independent Power & Renewable Electricity Producers	—	649	—	649
Information Technology Services	—	1,147	—	1,147
Interactive Media & Services	—	774	—	774
Internet & Direct Marketing Retail	2,211	—	—	2,211
Leisure Products	—	710	—	710
Machinery	—	711	—	711
Media	—	1,533	—	1,533
Multi-Line Retail	—	1,645	—	1,645
Personal Products	—	756	—	756
Professional Services	778	—	—	778
Semiconductors & Semiconductor Equipment	—	2,001	—	2,001
Software	659	2,415	—	3,074
Specialty Retail	—	2,743	—	2,743
Textiles, Apparel & Luxury Goods	—	1,706	—	1,706
Transportation Infrastructure	—	2,222	—	2,222
Total Common Stocks	10,081	53,691	—	63,772
Warrants	—	1,307	—	1,307
Short-Term Investments
Investment Company	2,445	—	—	2,445
Total Assets	12,526	54,998	—	67,524
Liabilities:
Foreign Currency Forward Exchange Contract	—	(11)	—	(11)
Total	$12,526	$54,987	$—	$67,513

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

A significant portion of the Fund's net assets consist of securities of issuers located in emerging markets, which are denominated in foreign currencies. Such securities may be concentrated in a limited number of countries

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of securities and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the U.S. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Depreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$(11)

The following tables set forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$17
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(14)

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Foreign Currency Forward Exchange Contract	$—	$(11)

(a) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
UBS AG	$11	$—	$—	$11

For the six months ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$2,726,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$2,139	(b)	$—	$(2,139	)(c)(d)	$0

(b) Represents market value of loaned securities at period end.

(c) The Fund received cash collateral of approximately $1,251,000 which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $1,011,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(d) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2019:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$1,251	$—	$—	$—	$1,251
Total Borrowings	$1,251	$—	$—	$—	$1,251
Gross amount of recognized liabilities for securities lending transactions					$1,251

6.  Redemption Fees: The Fund will assess a 2% redemption fee, on Class I shares, Class A shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 1.25% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.30% Class I shares, 1.65% for Class A shares, 2.40% for Class C shares and 1.25% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $151,000 of advisory fees were waived and approximately $7,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $22,971,000 and $20,631,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,517	$12,274	$11,346	$11
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$2,445

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$892	$—	$892

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Accumulated Loss (000)	Paid-in Capital (000)
$59	$(59)

At December 31, 2018, the Fund had no distributable earnings on a tax basis.

At December 31, 2018, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $1,496,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2018, the Fund intends to defer to January 1, 2019 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$9	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 59.6%.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three-year period and the period since the end of December 2015, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average and the actual management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

26

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMSCSAN
2663743 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Frontier Markets Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	23
Privacy Notice	25
Director and Officer Information	27

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Frontier Markets Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Frontier Markets Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Frontier Markets Portfolio Class I	$1,000.00	$1,124.70	$1,015.62	$9.75	$9.25	1.85%
Frontier Markets Portfolio Class A	1,000.00	1,122.30	1,013.88	11.58	10.99	2.20
Frontier Markets Portfolio Class L	1,000.00	1,119.20	1,011.41	14.19	13.47	2.70
Frontier Markets Portfolio Class C	1,000.00	1,118.30	1,010.47	15.49	14.70	2.95
Frontier Markets Portfolio Class IS	1,000.00	1,124.70	1,015.87	9.48	9.00	1.80

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Frontier Markets Portfolio

	Shares	Value (000)
Common Stocks (96.8%)
Argentina (4.2%)
Banco Macro SA ADR	41,534	$3,026
Despegar.com Corp. (a)	180,335	2,505
Globant SA (a)	23,177	2,342
		7,873
Bangladesh (2.0%)
Square Pharmaceuticals Ltd.	1,216,406	3,787
Egypt (5.0%)
Commercial International Bank Egypt SAE	878,242	3,841
Egyptian Financial Group-Hermes Holding Co.	3,099,554	3,193
Integrated Diagnostics Holdings PLC	481,288	2,386
		9,420
Germany (1.4%)
Jumia Technologies AG ADR (a)	98,337	2,598
Indonesia (1.0%)
Mitra Adiperkasa Tbk PT	31,143,500	1,984
Kenya (9.1%)
Equity Group Holdings PLC	10,578,194	4,023
KCB Group Ltd.	11,149,568	4,131
Safaricom PLC	32,710,937	8,940
		17,094
Kuwait (26.3%)
Boubyan Bank KSCP	2,428,277	4,647
Gulf Bank KSCP	4,882,386	4,899
Humansoft Holding Co. KSC	439,415	4,577
Mobile Telecommunications Co. KSC	6,628,641	11,578
National Bank of Kuwait	7,446,238	23,899
		49,600
Morocco (5.0%)
Attijariwafa Bank	128,286	6,235
Societe d'Exploitation des Ports	165,347	3,263
		9,498
Nigeria (9.4%)
Dangote Cement PLC	7,788,346	3,973
Guaranty Trust Bank PLC	67,419,505	6,153
MTN Nigeria Communications PLC (a)	7,785,392	2,804
Nestle Nigeria PLC	1,045,987	4,033
Zenith Bank PLC	12,048,059	662
		17,625
Oman (1.6%)
Bank Muscat SAOG	2,873,059	3,047
Pakistan (0.3%)
MCB Bank Ltd.	507,521	554
Philippines (1.1%)
Puregold Price Club, Inc.	2,287,400	2,007
Romania (7.3%)
Banca Transilvania SA	12,275,515	7,077
BRD-Groupe Societe Generale SA	1,265,142	3,849
	Shares	Value (000)
Societatea Nationala de Gaze Naturale ROMGAZ SA	367,951	$2,852
		13,778
Russia (1.4%)
HeadHunter Group PLC ADR	161,164	2,619
Saudi Arabia (2.5%)
Bupa Arabia for Cooperative Insurance Co. (a)	83,011	2,146
United International Transportation Co. (a)	287,677	2,539
		4,685
Singapore (1.3%)
Sea Ltd. ADR (a)	74,634	2,479
Tanzania, United Republic of (0.6%)
NMB Bank PLC (b)(c)	6,718,721	1,217
United Arab Emirates (1.7%)
NMC Health PLC	103,413	3,156
United Kingdom (2.9%)
Coca-Cola HBC AG (a)	60,522	2,290
Network International Holdings PLC (a)	423,589	3,192
		5,482
United States (1.7%)
MercadoLibre, Inc. (a)	5,138	3,143
Vietnam (11.0%)
Masan Group Corp. (a)	1,395,100	4,970
Mobile World Investment Corp.	619,463	2,857
PetroVietnam Power Corp (a)	4,291,150	2,800
Sai Gon Cargo Service Corp.	331,440	2,290
Saigon Beer Alcohol Beverage Corp.	266,130	3,140
Vietnam Dairy Products JSC	4	—	@
Vincom Retail JSC	3,224,723	4,685
		20,742
Total Common Stocks (Cost $155,111)		182,388
Participation Note (1.2%)
Saudi Arabia (1.2%)
Jarir Marketing Co., Equity Linked Notes, expires 1/19/21 (a) (Cost $1,783)	53,007	2,334
	No. of Warrants
Warrant (1.3%)
Saudi Arabia (1.3%)
HSBC Bank PLC, expires 2/5/21 (a) (Cost $2,409)	134,127	2,411
Total Investments (99.3%) (Cost $159,303) (d)(e)		187,133
Other Assets in Excess of Liabilities (0.7%)		1,254
Net Assets (100.0%)		$188,387

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Frontier Markets Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security has been deemed illiquid at June 30, 2019.

(c)  At June 30, 2019, the Fund held a fair valued security valued at approximately $1,217,000, representing 0.6% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(d)  The approximate fair value and percentage of net assets, $152,113,000 and 80.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $37,092,000 and the aggregate gross unrealized depreciation is approximately $9,262,000, resulting in net unrealized appreciation of approximately $27,830,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	46.2%
Banks	41.3
Wireless Telecommunication Services	12.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Frontier Markets Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $159,303)	$187,133
Foreign Currency, at Value (Cost $1,867)	1,867
Receivable for Investments Sold	810
Dividends Receivable	559
Receivable for Fund Shares Sold	209
Receivable from Affiliate	1
Other Assets	91
Total Assets	190,670
Liabilities:
Payable for Advisory Fees	558
Payable for Fund Shares Redeemed	489
Bank Overdraft	380
Payable for Custodian Fees	340
Payable for Investments Purchased	316
Payable for Sub Transfer Agency Fees — Class I	60
Payable for Sub Transfer Agency Fees — Class A	4
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Professional Fees	38
Payable for Transfer Agency Fees — Class I	35
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	1
Payable for Administration Fees	13
Payable for Shareholder Services Fees — Class A	6
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	1
Other Liabilities	41
Total Liabilities	2,283
Net Assets	$188,387
Net Assets Consist of:
Paid-in-Capital	$241,392
Total Accumulated Loss	(53,005)
Net Assets	$188,387

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Frontier Markets Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2019 (000)
CLASS I:
Net Assets	$154,883
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,798,294
Net Asset Value, Offering and Redemption Price Per Share	$17.60
CLASS A:
Net Assets	$28,990
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,652,312
Net Asset Value, Redemption Price Per Share	$17.55
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.97
Maximum Offering Price Per Share	$18.52
CLASS L:
Net Assets	$759
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	43,384
Net Asset Value, Offering and Redemption Price Per Share	$17.48
CLASS C:
Net Assets	$1,424
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	82,658
Net Asset Value, Offering and Redemption Price Per Share	$17.23
Class IS:
Net Assets	$2,331
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	132,399
Net Asset Value, Offering and Redemption Price Per Share	$17.60

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Frontier Markets Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $328 of Foreign Taxes Withheld)	$7,088
Dividends from Security of Affiliated Issuer (Note G)	5
Total Investment Income	7,093
Expenses:
Advisory Fees (Note B)	1,453
Custodian Fees (Note F)	505
Sub Transfer Agency Fees — Class I	129
Sub Transfer Agency Fees — Class A	25
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	1
Administration Fees (Note C)	93
Professional Fees	75
Shareholder Services Fees — Class A (Note D)	42
Distribution and Shareholder Services Fees — Class L (Note D)	4
Distribution and Shareholder Services Fees — Class C (Note D)	8
Transfer Agency Fees — Class I (Note E)	35
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Registration Fees	36
Shareholder Reporting Fees	23
Directors' Fees and Expenses	8
Pricing Fees	2
Other Expenses	24
Expenses Before Non Operating Expenses	2,468
Bank Overdraft Expense	65
Total Expenses	2,533
Waiver of Advisory Fees (Note B)	(127)
Reimbursement of Class Specific Expenses — Class I (Note B)	(115)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	2,286
Net Investment Income	4,807
Realized Loss:
Investments Sold	(1,309)
Foreign Currency Translation	(279)
Net Realized Loss	(1,588)
Change in Unrealized Appreciation (Depreciation):
Investments	25,474
Foreign Currency Translation	(3)
Net Change in Unrealized Appreciation (Depreciation)	25,471
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	23,883
Net Increase in Net Assets Resulting from Operations	$28,690

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Frontier Markets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,807	$9,740
Net Realized Loss	(1,588)	(10,050)
Net Change in Unrealized Appreciation (Depreciation)	25,471	(135,947)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,690	(136,257)
Dividends and Distributions to Shareholders:
Class I	—	(13,142)
Class A	—	(1,255)
Class L	—	(20)
Class C	—	(26)
Class IS	—	(190)
Total Dividends and Distributions to Shareholders	—	(14,633)
Capital Share Transactions:(1)
Class I:
Subscribed	16,235	134,972
Distributions Reinvested	—	9,070
Redeemed	(115,104)	(416,758)
Class A:
Subscribed	3,330	21,353
Distributions Reinvested	—	1,253
Redeemed	(12,883)	(59,351)
Class L:
Exchanged	—	16
Distributions Reinvested	—	20
Redeemed	(599)	(810)
Class C:
Subscribed	1	207
Distributions Reinvested	—	25
Redeemed	(414)	(818)
Class IS:
Subscribed	187	21,329
Distributions Reinvested	—	190
Redeemed	(2,934)	(28,473)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(112,181)	(317,775)
Redemption Fees	5	8
Total Decrease in Net Assets	(83,486)	(468,657)
Net Assets:
Beginning of Period	271,873	740,530
End of Period	$188,387	$271,873

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Frontier Markets Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	968	6,991
Shares Issued on Distributions Reinvested	—	542
Shares Redeemed	(6,864)	(22,923)
Net Decrease in Class I Shares Outstanding	(5,896)	(15,390)
Class A:
Shares Subscribed	197	1,230
Shares Issued on Distributions Reinvested	—	75
Shares Redeemed	(765)	(3,224)
Net Decrease in Class A Shares Outstanding	(568)	(1,919)
Class L:
Shares Exchanged	—	1
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(36)	(47)
Net Decrease in Class L Shares Outstanding	(36)	(45)
Class C:
Shares Subscribed	—	11
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(25)	(45)
Net Decrease in Class C Shares Outstanding	(25)	(32)
Class IS:
Shares Subscribed	11	1,005
Shares Issued on Distributions Reinvested	—	11
Shares Redeemed	(175)	(1,497)
Net Decrease in Class IS Shares Outstanding	(164)	(481)

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Frontier Markets Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$15.63		$21.02		$17.39		$16.98		$19.15		$18.86
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.34		0.33		0.16		0.31		0.19		0.25
Net Realized and Unrealized Gain (Loss)	1.63		(5.07)		3.47		0.33		(2.21)		0.23
Total from Investment Operations	1.97		(4.74)		3.63		0.64		(2.02)		0.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.65)		—		(0.23)		(0.14)		(0.18)
Paid-in-Capital	—		—		—		(0.00	)(3)	(0.01)		(0.01)
Total Distributions	—		(0.65)		—		(0.23)		(0.15)		(0.19)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$17.60		$15.63		$21.02		$17.39		$16.98		$19.15
Total Return(4)	12.47	%(8)	(22.60)%		20.82%		3.83%		(10.58)%		2.66%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$154,883		$229,688		$632,435		$525,664		$531,927		$547,535
Ratio of Expenses Before Expense Limitation	2.08	%(9)	N/A		N/A		1.69%		N/A		1.72%
Ratio of Expenses After Expense Limitation	1.91	%(5)(7)(9)	1.77	%(5)	1.73	%(5)	1.67	%(5)	1.72	%(5)	1.69	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.85	%(5)(9)	1.76	%(5)	1.73	%(5)	N/A		N/A		1.71	%(5)
Ratio of Net Investment Income	4.10	%(5)(9)	1.68	%(5)	0.82	%(5)	1.82	%(5)	1.02	%(5)	1.23	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%
Portfolio Turnover Rate	39	%(8)	61%		52%		30%		37%		52%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Frontier Markets Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$15.61		$20.86		$17.31		$16.90		$19.06		$18.78
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.34		0.34		0.11		0.24		0.11		0.18
Net Realized and Unrealized Gain (Loss)	1.60		(5.10)		3.44		0.35		(2.18)		0.24
Total from Investment Operations	1.94		(4.76)		3.55		0.59		(2.07)		0.42
Distributions from and/or in Excess of:
Net Investment Income	—		(0.49)		—		(0.18)		(0.08)		(0.13)
Paid-in-Capital	—		—		—		(0.00	)(3)	(0.01)		(0.01)
Total Distributions	—		(0.49)		—		(0.18)		(0.09)		(0.14)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$17.55		$15.61		$20.86		$17.31		$16.90		$19.06
Total Return(4)	12.23	%(8)	(22.80)%		20.39%		3.49%		(10.90)%		2.39%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$28,990		$34,654		$86,324		$90,817		$82,480		$76,839
Ratio of Expenses Before Expense Limitation	2.32	%(9)	N/A		N/A		2.03%		N/A		2.05%
Ratio of Expenses After Expense Limitation	2.26	%(5)(7)(9)	2.07	%(5)	2.05	%(5)	2.01	%(5)	2.07	%(5)	2.02	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	2.20	%(5)(9)	2.06	%(5)	2.05	%(5)	N/A		N/A		2.04	%(5)
Ratio of Net Investment Income	4.10	%(5)(9)	1.71	%(5)	0.59	%(5)	1.40	%(5)	0.60	%(5)	0.90	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%
Portfolio Turnover Rate	39	%(8)	61%		52%		30%		37%		52%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(8)  Not annualized.

(9)  Annualized.
The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Frontier Markets Portfolio

	Class L
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$15.59		$20.65		$17.25		$16.79		$18.96		$18.71
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.25		0.17		(0.02)		0.15		0.05		0.06
Net Realized and Unrealized Gain (Loss)	1.64		(4.98)		3.42		0.32		(2.22)		0.25
Total from Investment Operations	1.89		(4.81)		3.40		0.47		(2.17)		0.31
Distributions from and/or in Excess of:
Net Investment Income	—		(0.25)		—		(0.01)		—		(0.05)
Paid-in-Capital	—		—		—		(0.00	)(3)	—		(0.01)
Total Distributions	—		(0.25)		—		(0.01)		—		(0.06)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$17.48		$15.59		$20.65		$17.25		$16.79		$18.96
Total Return(4)	11.92	%(8)	(23.19)%		19.59%		2.77%		(11.49)%		1.77%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$759		$1,241		$2,570		$2,630		$4,490		$8,003
Ratio of Expenses Before Expense Limitation	2.93	%(9)	N/A		2.76%		2.80%		2.73%		2.68%
Ratio of Expenses After Expense Limitation	2.76	%(5)(7)(9)	2.57	%(5)	2.70	%(5)	2.70	%(5)	2.70	%(5)	2.65	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	2.70	%(5)(9)	2.56	%(5)	2.70	%(5)	N/A		N/A		2.67	%(5)
Ratio of Net Investment Income (Loss)	2.93	%(5)(9)	0.88	%(5)	(0.13	)%(5)	0.88	%(5)	0.26	%(5)	0.27	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%
Portfolio Turnover Rate	39	%(8)	61%		52%		30%		37%		52%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Frontier Markets Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$15.38		$20.41		$17.07		$16.69		$19.53
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.27		0.11		(0.05)		0.10		(0.16)
Net Realized and Unrealized Gain (Loss)	1.58		(4.90)		3.39		0.34		(2.60)
Total from Investment Operations	1.85		(4.79)		3.34		0.44		(2.76)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.24)		—		(0.06)		(0.07)
Paid-in-Capital	—		—		—		(0.00	)(4)	(0.01)
Total Distributions	—		(0.24)		—		(0.06)		(0.08)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$17.23		$15.38		$20.41		$17.07		$16.69
Total Return(5)	11.83	%(9)	(23.42)%		19.51%		2.63%		(14.10	)%(9)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,424		$1,657		$2,857		$1,925		$1,400
Ratio of Expenses Before Expense Limitation	3.13	%(10)	N/A		N/A		2.89%		3.17	%(10)
Ratio of Expenses After Expense Limitation	3.01	%(6)(8)(10)	2.83	%(6)	2.81	%(6)	2.88	%(6)	2.95	%(6)(10)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	2.95	%(6)(10)	2.82	%(6)	2.81	%(6)	N/A		N/A
Ratio of Net Investment Income (Loss)	3.23	%(6)(10)	0.56	%(6)	(0.26	)%(6)	0.57	%(6)	(1.38	)%(6)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)(10)
Portfolio Turnover Rate	39	%(9)	61%		52%		30%		37%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Commencement of offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Frontier Markets Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from February 27, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$15.63		$21.02		$17.39		$16.97		$19.28
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.27		0.58		0.13		0.30		0.26
Net Realized and Unrealized Gain (Loss)	1.70		(5.33)		3.50		0.36		(2.41)
Total from Investment Operations	1.97		(4.75)		3.63		0.66		(2.15)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.64)		—		(0.24)		(0.15)
Paid-in-Capital	—		—		—		(0.00	)(4)	(0.01)
Total Distributions	—		(0.64)		—		(0.24)		(0.16)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$17.60		$15.63		$21.02		$17.39		$16.97
Total Return(5)	12.47	%(9)	(22.61)%		20.83%		3.88%		(11.14	)%(9)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,331		$4,633		$16,344		$12,055		$7,732
Ratio of Expenses Before Expense Limitation	2.00	%(10)	N/A		N/A		1.64%		1.68	%(10)
Ratio of Expenses After Expense Limitation	1.86	%(6)(8)(10)	1.74	%(6)	1.69	%(6)	1.62	%(6)	1.68	%(6)(10)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.80	%(6)(10)	1.73	%(6)	1.69	%(6)	N/A		N/A
Ratio of Net Investment Income	3.16	%(6)(10)	2.85	%(6)	0.65	%(6)	1.75	%(6)	1.67	%(6)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)(10)
Portfolio Turnover Rate	39	%(9)	61%		52%		30%		37%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Frontier Markets Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$2,290	$—	$2,290
Banks	3,026	73,017	1,217	77,260
Beverages	—	5,430	—	5,430
Capital Markets	—	3,193	—	3,193
Construction Materials	—	3,973	—	3,973
Diversified Consumer Services	—	4,577	—	4,577
Entertainment	2,479	—	—	2,479
Food & Staples Retailing	—	2,007	—	2,007
Food Products	—	9,003	—	9,003
Health Care Providers & Services	—	5,542	—	5,542
Independent Power & Renewable Electricity Producers	—	2,800	—	2,800
Information Technology Services	—	3,192	—	3,192
Insurance	—	2,146	—	2,146
Internet & Direct Marketing Retail	8,246	—	—	8,246
Multi-Line Retail	—	1,984	—	1,984
Oil, Gas & Consumable Fuels	—	2,852	—	2,852
Pharmaceuticals	—	3,787	—	3,787
Professional Services	2,619	—	—	2,619
Real Estate Management & Development	—	4,685	—	4,685
Road & Rail	—	2,539	—	2,539
Software	2,342	—	—	2,342
Specialty Retail	—	2,857	—	2,857
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Transportation Infrastructure	$—	$3,263	$—	$3,263
Wireless Telecommunication Services	2,804	20,518	—	23,322
Total Common Stocks	21,516	159,655	1,217	182,388
Participation Note	—	2,334	—	2,334
Warrant	—	2,411	—	2,411
Total Assets	$21,516	$164,400	$1,217	$187,133

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Common Stock (000)
Beginning Balance	$—
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	1,217
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$1,217
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2019	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2019.

	Fair Value at June 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average*		Impact to Valuation from an Increase in Input**
Common Stock	$1,217	Market Comparable Companies	Price/Book Value of Equity	0.4	x	Increase
			Discount for Lack of Marketability	40.0%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

A significant portion of the Fund's net assets consist of securities of issuers located in emerging markets, which are denominated in foreign currencies. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of securities and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the U.S. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

5.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 1.25% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.85% for Class I shares, 2.20% for Class A shares, 2.70% for Class L shares, 2.95% for Class C shares and 1.80% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $127,000 of advisory fees were waived and approximately $120,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $89,637,000 and $196,029,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$—	$23,691	$23,691	$5
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$—

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2018, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$14,633	$—	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$91	$(91)

At December 31, 2018, the Fund had no distributable earnings on a tax basis.

At December 31, 2018, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $78,733,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2018, the Fund intends to defer to January 1, 2019 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$103	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 53.1%.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three-, and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee and total expense ratio were lower than its peer group averages and its actual management fee was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable, (ii) management fee was acceptable and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

25

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

27

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIFEMSAN
2663776 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	15
Investment Advisory Agreement Approval	25
Privacy Notice	27
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Advantage Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Global Advantage Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Advantage Portfolio Class I	$1,000.00	$1,284.40	$1,019.34	$6.23	$5.51	1.10%
Global Advantage Portfolio Class A	1,000.00	1,282.30	1,017.75	8.04	7.10	1.42
Global Advantage Portfolio Class L	1,000.00	1,278.60	1,015.12	11.02	9.74	1.95
Global Advantage Portfolio Class C	1,000.00	1,277.10	1,013.88	12.42	10.99	2.20

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Global Advantage Portfolio

	Shares	Value (000)
Common Stocks (94.6%)
Canada (8.9%)
Brookfield Asset Management, Inc., Class A	40,371	$1,929
Canadian National Railway Co.	35,226	3,258
Constellation Software, Inc.	7,420	6,993
		12,180
France (15.4%)
Christian Dior SE	12,535	6,572
EssilorLuxottica SA	36,758	4,805
Hermes International	6,747	4,866
L'Oreal SA	17,237	4,910
		21,153
Germany (3.4%)
Zalando SE (a)	106,179	4,711
Italy (1.3%)
Brunello Cucinelli SpA	53,102	1,791
Netherlands (3.4%)
Adyen N.V. (a)	6,024	4,652
New Zealand (3.7%)
Xero Ltd. (a)	121,675	5,117
United Kingdom (3.5%)
Rentokil Initial PLC	939,878	4,749
United States (55.0%)
Adobe, Inc. (a)	11,923	3,513
Amazon.com, Inc. (a)	3,343	6,330
Broadridge Financial Solutions, Inc.	15,832	2,021
Copart, Inc. (a)	27,689	2,070
Ecolab, Inc.	25,241	4,984
Elanco Animal Health, Inc. (a)	60,808	2,055
Farfetch Ltd., Class A (a)	243,640	5,068
Gartner, Inc. (a)	12,585	2,025
Intuitive Surgical, Inc. (a)	9,206	4,829
MakeMyTrip Ltd. (a)	72,071	1,787
MercadoLibre, Inc. (a)	10,499	6,423
MSCI, Inc.	8,707	2,079
Rollins, Inc.	56,904	2,041
S&P Global, Inc.	9,020	2,055
salesforce.com, Inc. (a)	13,056	1,981
ServiceNow, Inc. (a)	16,721	4,591
Spotify Technology SA (a)	42,398	6,199
Twitter, Inc. (a)	118,527	4,137
Walt Disney Co. (The)	34,345	4,796
Workday, Inc., Class A (a)	22,087	4,541
Zoetis, Inc.	19,593	2,224
		75,749
Total Common Stocks (Cost $105,199)		130,102
	Shares	Value (000)
Preferred Stocks (0.2%)
United States (0.2%)
Airbnb, Inc. Series D (a)(b)(c)(d) (acquisition cost — $78; acquired 4/16/14)	1,917	$245
Lookout, Inc. Series F (a)(b)(c)(d) (acquisition cost — $73; acquired 6/17/14)	6,374	16
Palantir Technologies Inc Series G (a)(b)(c)(d) (acquisition cost — $9; acquired 7/19/12)	2,935	13
Palantir Technologies, Inc. Series H (a)(b)(c)(d) (acquisition cost — $6; acquired 10/25/13)	1,572	8
Palantir Technologies, Inc. Series H1 (a)(b)(c)(d) (acquisition cost — $6; acquired 10/25/13)	1,572	8
Total Preferred Stocks (Cost $172)		290
Short-Term Investment (4.7%)
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $6,532)	6,531,747	6,532
Total Investments Excluding Purchased Options (99.5%) (Cost $111,903)		136,924
Total Purchased Options Outstanding (0.1%) (Cost $527)		146
Total Investments (99.6%) (Cost $112,430) (e)(f)		137,070
Other Assets in Excess of Liabilities (0.4%)		534
Net Assets (100.0%)		$137,604

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  At June 30, 2019, the Fund held fair valued securities valued at approximately $290,000, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(c)  Security has been deemed illiquid at June 30, 2019.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2019, amounts to approximately $290,000 and represents 0.2% of net assets.

(e)  The approximate fair value and percentage of net assets, $42,173,000 and 30.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(f)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $25,377,000 and the aggregate gross unrealized depreciation is approximately $737,000, resulting in net unrealized appreciation of approximately $24,640,000.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Global Advantage Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.58	Jan-20	21,248,072	21,248	$49		$109	$(60)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul-19	28,325,392	28,325	—	@	138	(138)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun-20	25,784,929	25,785	84		133	(49)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct-19	25,081,610	25,082	13		147	(134)
							$146		$527	$(381)

@  —  Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	28.6%
Software	19.5
Internet & Direct Marketing Retail	17.9
Textiles, Apparel & Luxury Goods	13.2
Entertainment	8.0
Commercial Services & Supplies	6.5
Information Technology Services	6.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Advantage Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $105,898)	$130,538
Investment in Security of Affiliated Issuer, at Value (Cost $6,532)	6,532
Total Investments in Securities, at Value (Cost $112,430)	137,070
Foreign Currency, at Value (Cost $4)	4
Cash	13
Receivable for Fund Shares Sold	880
Receivable for Investments Sold	130
Tax Reclaim Receivable	46
Dividends Receivable	31
Receivable from Affiliate	5
Receivable from Securities Lending Income	—	@
Other Assets	84
Total Assets	138,263
Liabilities:
Payable for Advisory Fees	240
Payable for Investments Purchased	134
Payable for Fund Shares Redeemed	129
Payable for Professional Fees	78
Payable for Transfer Agency Fees — Class I	11
Payable for Transfer Agency Fees — Class A	3
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	4
Payable for Shareholder Services Fees — Class A	8
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	9
Payable for Sub Transfer Agency Fees — Class I	12
Payable for Sub Transfer Agency Fees — Class A	4
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	9
Payable for Custodian Fees	5
Other Liabilities	12
Total Liabilities	659
Net Assets	$137,604
Net Assets Consist of:
Paid-in-Capital	$114,886
Total Distributable Earnings	22,718
Net Assets	$137,604

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Advantage Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2019 (000)
CLASS I:
Net Assets	$83,891
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,678,403
Net Asset Value, Offering and Redemption Price Per Share	$17.93
CLASS A:
Net Assets	$42,783
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,433,400
Net Asset Value, Redemption Price Per Share	$17.58
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.97
Maximum Offering Price Per Share	$18.55
CLASS L:
Net Assets	$568
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	33,633
Net Asset Value, Offering and Redemption Price Per Share	$16.89
CLASS C:
Net Assets	$10,362
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	622,772
Net Asset Value, Offering and Redemption Price Per Share	$16.64

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Advantage Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $64 of Foreign Taxes Withheld)	$456
Income from Securities Loaned — Net	41
Non-Cash Dividends from Securities of Unaffiliated Issuers	39
Dividends from Security of Affiliated Issuer (Note G)	29
Total Investment Income	565
Expenses:
Advisory Fees (Note B)	485
Shareholder Services Fees — Class A (Note D)	47
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	50
Registration Fees	56
Sub Transfer Agency Fees — Class I	29
Sub Transfer Agency Fees — Class A	24
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	3
Administration Fees (Note C)	48
Professional Fees	41
Transfer Agency Fees — Class I (Note E)	13
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	5
Custodian Fees (Note F)	15
Shareholder Reporting Fees	8
Directors' Fees and Expenses	4
Pricing Fees	1
Reorganization Expense	1
Other Expenses	9
Expenses Before Non Operating Expenses	846
Bank Overdraft Expense	2
Total Expenses	848
Reimbursement of Class Specific Expenses — Class I (Note B)	(42)
Reimbursement of Class Specific Expenses — Class A (Note B)	(14)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(3)
Waiver of Advisory Fees (Note B)	(4)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	782
Net Investment Loss	(217)
Realized Gain:
Investments Sold	2,984
Foreign Currency Translation	1
Net Realized Gain	2,985
Change in Unrealized Appreciation (Depreciation):
Investments	26,401
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	26,401
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	29,386
Net Increase in Net Assets Resulting from Operations	$29,169

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Global Advantage Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(217)	$(123)
Net Realized Gain (Loss)	2,985	(3,518)
Net Change in Unrealized Appreciation (Depreciation)	26,401	(3,994)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,169	(7,635)
Dividends and Distributions to Shareholders:
Class I	—	(727)
Class A	—	(314)
Class L	—	(14)
Class C	—	(47)
Total Dividends and Distributions to Shareholders	—	(1,102)
Capital Share Transactions:(1)
Class I:
Subscribed	17,275	25,380
Issued due to a Tax-free Reorganization	—	58,648
Distributions Reinvested	—	619
Redeemed	(11,210)	(25,880)
Class A:
Subscribed	6,470	6,300
Issued due to a Tax-free Reorganization	—	29,480
Distributions Reinvested	—	313
Redeemed	(5,984)	(4,930)
Class L:
Exchanged	—	16
Issued due to a Tax-free Reorganization	—	191
Distributions Reinvested	—	14
Redeemed	(22)	(40)
Class C:
Subscribed	455	930
Issued due to a Tax-free Reorganization	—	9,958
Distributions Reinvested	—	46
Redeemed	(1,794)	(1,521)
Net Increase in Net Assets Resulting from Capital Share Transactions	5,190	99,524
Total Increase in Net Assets	34,359	90,787
Net Assets:
Beginning of Period	103,245	12,458
End of Period	$137,604	$103,245

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Global Advantage Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,053	1,627
Shares Issued due to a Tax-free Reorganization	—	3,982
Shares Issued on Distributions Reinvested	—	40
Shares Redeemed	(691)	(1,786)
Net Increase in Class I Shares Outstanding	362	3,863
Class A:
Shares Subscribed	396	411
Shares Issued due to a Tax-free Reorganization	—	2,037
Shares Issued on Distributions Reinvested	—	21
Shares Redeemed	(387)	(346)
Net Increase in Class A Shares Outstanding	9	2,123
Class L:
Shares Exchanged	—	1
Shares Issued due to a Tax-free Reorganization	—	14
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(1)	(3)
Net Increase (Decrease) in Class L Shares Outstanding	(1)	13
Class C:
Shares Subscribed	30	62
Shares Issued due to a Tax-free Reorganization	—	724
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(119)	(115)
Net Increase (Decrease) in Class C Shares Outstanding	(89)	674

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Advantage Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$13.96		$15.43		$12.12		$12.36		$12.74		$13.57
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.01)		(0.03)		(0.03)		0.00	(3)	0.05		0.05
Net Realized and Unrealized Gain (Loss)	3.98		(0.80)		5.07		0.02		0.46		0.04
Total from Investment Operations	3.97		(0.83)		5.04		0.02		0.51		0.09
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.03)		(0.01)
Net Realized Gain	—		(0.64)		(1.73)		(0.26)		(0.86)		(0.91)
Total Distributions	—		(0.64)		(1.73)		(0.26)		(0.89)		(0.92)
Net Asset Value, End of Period	$17.93		$13.96		$15.43		$12.12		$12.36		$12.74
Total Return(4)	28.44	%(8)	(5.75)%		41.56%		0.21%		3.85%		0.83%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$83,891		$60,271		$7,005		$3,229		$1,785		$3,181
Ratio of Expenses Before Expense Limitation	1.22	%(9)	1.82%		3.67%		3.82%		5.38%		5.31%
Ratio of Expenses After Expense Limitation	1.10	%(5)(9)	1.09	%(5)	1.09	%(5)	1.09	%(5)	1.11	%(5)(6)	1.30	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.10	%(5)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.17	)%(5)(9)	(0.19	)%(5)	(0.19	)%(5)	0.04	%(5)	0.37	%(5)	0.40	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	50	%(8)	130%		103%		90%		90%		46%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class I shares. Prior to January 23, 2015, the maximum ratio was 1.30% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Advantage Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$13.71		$15.21		$12.01		$12.29		$12.70		$13.57
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.04)		(0.08)		(0.08)		(0.05)		(0.04)		0.01
Net Realized and Unrealized Gain (Loss)	3.91		(0.78)		5.01		0.03		0.49		0.04
Total from Investment Operations	3.87		(0.86)		4.93		(0.02)		0.45		0.05
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.01)
Net Realized Gain	—		(0.64)		(1.73)		(0.26)		(0.86)		(0.91)
Total Distributions	—		(0.64)		(1.73)		(0.26)		(0.86)		(0.92)
Net Asset Value, End of Period	$17.58		$13.71		$15.21		$12.01		$12.29		$12.70
Total Return(3)	28.23	%(8)	(6.03)%		41.02%		(0.11)%		3.40%		0.46%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$42,783		$33,240		$4,577		$2,640		$3,414		$790
Ratio of Expenses Before Expense Limitation	1.50	%(9)	1.95%		3.88%		4.09%		5.92%		5.79%
Ratio of Expenses After Expense Limitation	1.42	%(4)(9)	1.41	%(4)(6)	1.41	%(4)	1.44	%(4)	1.45	%(4)(5)	1.65	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.42	%(4)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.50	)%(4)(9)	(0.54	)%(4)	(0.52	)%(4)	(0.38	)%(4)	(0.34	)%(4)	0.05	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.01%		0.01%		0.01%		0.00	%(7)
Portfolio Turnover Rate	50	%(8)	130%		103%		90%		90%		46%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.45% for Class A shares. Prior to January 23, 2015, the maximum ratio was 1.65% for Class A shares.

(6)  Effective November 19, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.42% for Class A shares. Prior to November 19, 2018, the maximum ratio was 1.45% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Advantage Portfolio

	Class L
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$13.21		$14.75		$11.74		$12.09		$12.56		$13.50
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.08)		(0.16)		(0.15)		(0.10)		(0.08)		(0.06)
Net Realized and Unrealized Gain (Loss)	3.76		(0.74)		4.89		0.01		0.47		0.04
Total from Investment Operations	3.68		(0.90)		4.74		(0.09)		0.39		(0.02)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.01)
Net Realized Gain	—		(0.64)		(1.73)		(0.26)		(0.86)		(0.91)
Total Distributions	—		(0.64)		(1.73)		(0.26)		(0.86)		(0.92)
Net Asset Value, End of Period	$16.89		$13.21		$14.75		$11.74		$12.09		$12.56
Total Return(3)	27.86	%(7)	(6.50)%		40.34%		(0.70)%		2.96%		(0.07)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$568		$462		$327		$217		$382		$338
Ratio of Expenses Before Expense Limitation	2.48	%(8)	3.29%		5.07%		5.12%		6.58%		6.55%
Ratio of Expenses After Expense Limitation	1.95	%(4)(8)	1.94	%(4)	1.94	%(4)	1.94	%(4)	1.96	%(4)(5)	2.15	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.95	%(4)(8)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.02	)%(4)(8)	(1.03	)%(4)	(1.05	)%(4)	(0.86	)%(4)	(0.60	)%(4)	(0.45	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	50	%(7)	130%		103%		90%		90%		46%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.95% for Class L shares. Prior to January 23, 2015, the maximum ratio was 2.15% for Class L shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Advantage Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$13.03		$14.60		$11.66		$12.04		$13.30
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.10)		(0.18)		(0.19)		(0.13)		(0.11)
Net Realized and Unrealized Gain (Loss)	3.71		(0.75)		4.86		0.01		(0.26)
Total from Investment Operations	3.61		(0.93)		4.67		(0.12)		(0.37)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.03)
Net Realized Gain	—		(0.64)		(1.73)		(0.26)		(0.86)
Total Distributions	—		(0.64)		(1.73)		(0.26)		(0.89)
Net Asset Value, End of Period	$16.64		$13.03		$14.60		$11.66		$12.04
Total Return(4)	27.71	%(7)	(6.77)%		40.02%		(0.95)%		(2.94	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,362		$9,272		$549		$180		$59
Ratio of Expenses Before Expense Limitation	2.26	%(8)	2.70%		5.22%		6.12%		12.84	%(8)
Ratio of Expenses After Expense Limitation	2.20	%(5)(8)	2.19	%(5)	2.19	%(5)	2.19	%(5)	2.20	%(5)(8)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	2.20	%(5)(8)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.28	)%(5)(8)	(1.29	)%(5)	(1.30	)%(5)	(1.12	)%(5)	(1.33	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01%		0.01%		0.01%		0.00	%(6)(8)
Portfolio Turnover Rate	50	%(7)	130%		103%		90%		90%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Advantage Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class L and Class C. On April 30, 2015, the Fund suspended offering Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

On November 16, 2018, the Fund acquired the net assets of the Company's Global Insight Portfolio ("Global Insight") and Global Discovery Portfolio ("Global Discovery"), an open-end investment company, based on the respective valuations as of the close of business on November 16, 2018, pursuant to a Plan of Reorganization approved by the shareholders of Global Insight and Global Discovery on October 17, 2018 ("Reorganization"). The purpose of the transaction was to combine three portfolios managed by Morgan Stanley Investment Management Inc., (the "Adviser") with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 454,229 Class I shares of the Fund at a net asset value ("NAV") of $14.73 for 541,872 Class I shares of Global Insight and 3,527,274 Class I shares of the Fund at a NAV of $14.73 for 3,735,808 Class I shares of Global Discovery; 153,953 Class A shares of the Fund at a NAV of $14.47 for 180,488 Class A shares of Global Insight and 1,883,383 Class A shares of the Fund at a NAV of $14.47 for 1,972,973 Class A shares of Global Discovery; 4,092 Class L shares of the Fund at a NAV of $13.95 for 4,734 Class L shares of Global Insight and 9,567 Class L shares of the Fund at a NAV of $13.95 for 9,832 Class L shares of Global Discovery; 20,813 Class C shares of the Fund at a NAV of $13.76 for 24,021 Class C shares of Global Insight and 702,884 Class C shares of the Fund at a NAV of $13.76 for 725,549 Class C shares of Global Discovery. The net assets of Global Insight and Global Discovery before the Reorganization were approximately $9,262,000 and $89,014,000, respectively, including unrealized appreciation (depreciation) of approximately $462,000 and $(32,000), respectively at November 16, 2018. The investment portfolio of Global Insight and Global Discovery, with a fair value of approximately $9,273,000 and

$92,205,000, respectively and identified cost of approximately $8,811,000 and $92,237,000, respectively, on November 16, 2018, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Global Insight and Global Discovery was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Fund were approximately $29,406,000. Immediately after the Reorganization, the net assets of the Fund were approximately $127,682,000.

Upon closing of the Reorganization, shareholders of Global Insight and Global Discovery received shares of the Fund as follows:

Global Insight Portfolio	Global Discovery Portfolio	Global Advantage Portfolio
Class I	Class I	Class I
Class A	Class A	Class A
Class L	Class L	Class L
Class C	Class C	Class C

Assuming the acquisition had been completed on January 1, 2018, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended December 31, 2018, are as follows:

Net investment Income(1)	$3,545,000
Net realized gain and unrealized gain(2)	$5,637,000
Net increase in net assets resulting from operations	$9,182,000

(1) Approximately $(123,000) as reported, plus approximately $167,000 from Global Insight and $1,695,000 from Global Discovery prior to the Reorganization, plus approximately $153,000 Global Insight and $1,653,000 from Global Discovery of estimated pro-forma eliminated expenses.

(2) Approximately $(7,512,000) as reported, plus approximately $1,936,000 from Global Insight and $11,213,000 from Global Discovery prior to the Reorganization.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Global Insight and Global Discovery that have been included in the Fund's Statement of Operations since November 16, 2018.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the NAV as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments,interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Capital Markets	$6,063	$—	$—	$6,063
Chemicals	4,984	—	—	4,984
Commercial Services & Supplies	4,111	4,749	—	8,860
Entertainment	10,995	—	—	10,995
Health Care Equipment & Supplies	4,829	—	—	4,829
Information Technology Services	4,046	4,652	—	8,698
Interactive Media & Services	4,137	—	—	4,137
Internet & Direct Marketing Retail	19,608	4,711	—	24,319
Personal Products	—	4,910	—	4,910
Pharmaceuticals	4,279	—	—	4,279
Road & Rail	3,258	—	—	3,258
Software	21,619	5,117	—	26,736
Textiles, Apparel & Luxury Goods	—	18,034	—	18,034
Total Common Stocks	87,929	42,173	—	130,102
Preferred Stocks
Internet & Direct Marketing Retail	—	—	245	245
Software	—	—	45	45
Total Preferred Stocks	—	—	290	290
Call Options Purchased		146		146
Short-Term Investment
Investment Company	6,532	—	—	6,532
Total Assets	$94,461	$42,319	$290	$137,070

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks (000)
Beginning Balance	$273
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	17
Realized gains (losses)	—
Ending Balance	$290
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2019	$17

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2019.

	Fair Value at June 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$290	Discounted Cash Flow	Weighted Average Cost of Capital	13.5%–19.5%/14.7%	Decrease
			Perpetual Growth Rate	3.0%–4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.6x–14.7x/6.6x	Increase
			Discount for Lack of Marketability	10.0%–20.0%/10.8%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	2.3x–16.0x/8.9x	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the

Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$146	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	DerivativeType	Value (000)
Currency Risk	Investments (Purchased Options)	$(13)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(159)(c)

(c) Amounts are included in Investments in the Statement of Operations.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$146	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
BNP Paribas	$49		$—	$—	$49
Royal Bank of Scotland	97		—	—	97
Total	$146	(a)	$—	$—	$146

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

For the six months ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	78,953,000

5.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.79% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares, 1.42% for Class A shares, 1.95% for Class L shares and 2.20% for Class C shares.

The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $4,000 of advisory fees were waived and approximately $60,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $59,835,000 and $60,353,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$2,648	$27,869	$23,985	$29
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$6,532

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:			2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-in- Capital (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$126	$974	$2	$64	$1,195

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to adjustments related to the Reorganization, a net operating loss and a dividend redesignation, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$(352)	$352

At December 31, 2018, the Fund had no distributable earnings on a tax basis.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year.

For the year ended December 31, 2018, the Fund intends to defer to January 1, 2019 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$66	$3,303

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 30.3%.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average, the actual management fee was lower than its peer group average and the total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

26

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

27

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGASAN

2663794 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Real Estate Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	19
Privacy Notice	21
Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Concentrated Real Estate Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Global Concentrated Real Estate Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Concentrated Real Estate Portfolio Class I	$1,000.00	$1,085.60	$1,020.18	$4.81	$4.66	0.93%
Global Concentrated Real Estate Portfolio Class A	1,000.00	1,083.20	1,018.35	6.71	6.51	1.30
Global Concentrated Real Estate Portfolio Class C	1,000.00	1,078.60	1,014.63	10.57	10.24	2.05
Global Concentrated Real Estate Portfolio Class IS	1,000.00	1,086.80	1,020.33	4.66	4.51	0.90

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Global Concentrated Real Estate Portfolio

	Shares	Value (000)
Common Stocks (97.3%)
Australia (1.3%)
GPT Group (The) REIT	5,159	$22
Scentre Group REIT	14,673	40
		62
Canada (0.4%)
RioCan Real Estate Investment Trust REIT	838	17
Finland (0.3%)
Citycon Oyj	1,361	14
France (6.5%)
Gecina SA REIT	507	76
ICADE REIT	97	9
Klepierre SA REIT	5,448	182
Unibail-Rodamco-Westfield REIT	267	40
		307
Germany (0.9%)
ADO Properties SA	185	8
Deutsche Wohnen SE	976	36
		44
Hong Kong (20.9%)
CK Asset Holdings Ltd.	1,935	15
Hongkong Land Holdings Ltd.	37,972	245
Hysan Development Co., Ltd.	10,547	55
Link REIT	4,982	61
Mandarin Oriental International Ltd.	58,076	103
New World Development Co., Ltd.	10,047	16
Sino Land Co., Ltd.	9,991	17
Sun Hung Kai Properties Ltd.	15,291	260
Swire Properties Ltd.	40,608	164
Wharf Real Estate Investment Co., Ltd.	6,607	46
		982
Ireland (0.1%)
Hibernia REIT PLC	2,806	5
Japan (4.6%)
GLP J-REIT	1	1
Mitsubishi Estate Co., Ltd.	5,567	104
Mitsui Fudosan Co., Ltd.	3,383	82
Nippon Building Fund, Inc. REIT	4	28
		215
Netherlands (1.4%)
Eurocommercial Properties N.V. CVA REIT	2,407	64
Norway (0.2%)
Entra ASA	746	12
Singapore (0.3%)
CapitaLand Ltd.	3,097	8
UOL Group Ltd.	937	5
		13
	Shares	Value (000)
Spain (1.6%)
Inmobiliaria Colonial Socimi SA REIT	1,071	$12
Merlin Properties Socimi SA REIT	4,407	61
		73
Sweden (0.4%)
Hufvudstaden AB, Class A	1,026	17
United Kingdom (9.8%)
British Land Co., PLC (The) REIT	13,992	96
Derwent London PLC REIT	1,810	72
Great Portland Estates PLC REIT	9,030	78
Hammerson PLC REIT	18,400	65
Land Securities Group PLC REIT	12,647	134
St. Modwen Properties PLC	1,003	5
Urban & Civic PLC	1,805	8
		458
United States (48.6%)
American Homes 4 Rent, Class A REIT	371	9
Apartment Investment & Management Co., Class A REIT	759	38
AvalonBay Communities, Inc. REIT	598	122
Boston Properties, Inc. REIT	1,451	187
Brixmor Property Group, Inc. REIT	2,633	47
Camden Property Trust REIT	154	16
Columbia Property Trust, Inc. REIT	458	10
CubeSmart REIT	32	1
DiamondRock Hospitality Co. REIT	4,732	49
Equity Residential REIT	1,398	106
Essex Property Trust, Inc. REIT	93	27
Federal Realty Investment Trust REIT	188	24
Healthcare Realty Trust, Inc. REIT	552	17
Host Hotels & Resorts, Inc. REIT	6,487	118
Hudson Pacific Properties, Inc. REIT	1,511	50
JBG SMITH Properties REIT	783	31
Life Storage, Inc. REIT	242	23
Macerich Co. (The) REIT	5,536	185
Mack-Cali Realty Corp. REIT	3,494	81
Mid-America Apartment Communities, Inc. REIT	117	14
Paramount Group, Inc. REIT	2,732	38
ProLogis, Inc. REIT	342	27
Public Storage REIT	54	13
QTS Realty Trust, Inc., Class A REIT	64	3
Regency Centers Corp. REIT	1,375	92
RLJ Lodging Trust REIT	3,196	57
Simon Property Group, Inc. REIT	1,828	292
SITE Centers Corp. REIT	459	6
SL Green Realty Corp. REIT	4,278	344
Sunstone Hotel Investors, Inc. REIT	3,837	53
Vornado Realty Trust REIT	3,147	202
		2,282
Total Common Stocks (Cost $4,824)		4,565

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Global Concentrated Real Estate Portfolio

	Shares	Value (000)
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $63)	63,336	$63
Total Investments (98.6%) (Cost $4,887) (a)(b)		4,628
Other Assets in Excess of Liabilities (1.4%)		64
Net Assets (100.0%)		$4,692

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  The approximate market value and percentage of total investments, $2,266,000 and 48.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(b)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $175,000 and the aggregate gross unrealized depreciation is approximately $434,000, resulting in net unrealized depreciation of approximately $259,000.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	32.8%
Retail	24.4
Office	23.3
Lodging/Resorts	8.2
Residential	8.1
Other*	3.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Concentrated Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $4,824)	$4,565
Investment in Security of Affiliated Issuer, at Value (Cost $63)	63
Total Investments in Securities, at Value (Cost $4,887)	4,628
Foreign Currency, at Value (Cost $4)	4
Due from Adviser	76
Dividends Receivable	17
Receivable for Investments Sold	5
Tax Reclaim Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	59
Total Assets	4,789
Liabilities:
Payable for Professional Fees	46
Payable for Offering Costs	44
Payable for Investments Purchased	3
Payable for Custodian Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	—	@
Other Liabilities	3
Total Liabilities	97
Net Assets	$4,692
Net Assets Consist of:
Paid-in-Capital	$4,929
Total Accumulated Loss	(237)
Net Assets	$4,692
CLASS I:
Net Assets	$4,665
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	497,000
Net Asset Value, Offering and Redemption Price Per Share	$9.38
CLASS A:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Redemption Price Per Share	$9.37
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.52
Maximum Offering Price Per Share	$9.89
CLASS C:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$9.33
CLASS IS:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$9.39

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Concentrated Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld)	$92
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	93
Expenses:
Offering Costs	81
Professional Fees	50
Advisory Fees (Note B)	18
Custodian Fees (Note F)	12
Shareholder Reporting Fees	7
Registration Fees	6
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Administration Fees (Note C)	2
Pricing Fees	2
Directors' Fees and Expenses	1
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Other Expenses	8
Total Expenses	191
Expenses Reimbursed by Adviser (Note B)	(147)
Waiver of Advisory Fees (Note B)	(18)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	23
Net Investment Income	70
Realized Gain:
Investments Sold	1
Foreign Currency Translation	—	@
Net Realized Gain	1
Change in Unrealized Appreciation (Depreciation):
Investments	299
Foreign Currency Translation	—	@
Net Change in Unrealized Appreciation (Depreciation)	299
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	300
Net Increase in Net Assets Resulting from Operations	$370

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Global Concentrated Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Period from June 18, 2018^ to December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$70	$115
Net Realized Gain (Loss)	1	(23)
Net Change in Unrealized Appreciation (Depreciation)	299	(558)
Net Increase (Decrease) in Net Assets Resulting from Operations	370	(466)
Dividends and Distributions to Shareholders:
Class I	—	(141)
Class A	—	(—	@)
Class C	—	(—	@)
Class IS	—	(—	@)
Paid-in-Capital:
Class I	—	(71)
Class A	—	(—	@)
Class C	—	(—	@)
Class IS	—	(—	@)
Total Dividends and Distributions to Shareholders	—	(212)
Capital Share Transactions:(1)
Class I:
Subscribed	—	4,970
Class A:
Subscribed	—	10
Class C:
Subscribed	—	10
Class IS:
Subscribed	—	10
Net Increase in Net Assets Resulting from Capital Share Transactions	—	5,000
Total Increase in Net Assets	370	4,322
Net Assets:
Beginning of Period	4,322	—
End of Period	$4,692	$4,322
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—	497
Class A:
Shares Subscribed	—	1
Class C:
Shares Subscribed	—	1
Class IS:
Shares Subscribed	—	1

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Concentrated Real Estate Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period from June 18, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$8.64		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.14		0.23
Net Realized and Unrealized Gain (Loss)	0.60		(1.16)
Total from Investment Operations	0.74		(0.93)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)
Paid-in-Capital	—		(0.14)
Total Distributions	—		(0.43)
Net Asset Value, End of Period	$9.38		$8.64
Total Return(3)	8.56	%(6)	(9.49	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,665		$4,295
Ratio of Expenses Before Expense Limitation	7.89	%(7)	8.58	%(7)
Ratio of Expenses After Expense Limitation	0.93	%(4)(7)	0.94	%(4)(7)
Ratio of Net Investment Income	2.98	%(4)(7)	4.42	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)(7)
Portfolio Turnover Rate	15	%(6)	19	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Concentrated Real Estate Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period from June 18, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$8.65		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.12		0.21
Net Realized and Unrealized Gain (Loss)	0.60		(1.15)
Total from Investment Operations	0.72		(0.94)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.27)
Paid-in-Capital	—		(0.14)
Total Distributions	—		(0.41)
Net Asset Value, End of Period	$9.37		$8.65
Total Return(3)	8.32	%(6)	(9.57	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9		$9
Ratio of Expenses Before Expense Limitation	25.10	%(7)	26.73	%(7)
Ratio of Expenses After Expense Limitation	1.30	%(4)(7)	1.30	%(4)(7)
Ratio of Net Investment Income	2.61	%(4)(7)	4.06	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)(7)
Portfolio Turnover Rate	15	%(6)	19	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Concentrated Real Estate Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period from June 18, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$8.65		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.09		0.17
Net Realized and Unrealized Gain (Loss)	0.59		(1.15)
Total from Investment Operations	0.68		(0.98)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.23)
Paid-in-Capital	—		(0.14)
Total Distributions	—		(0.37)
Net Asset Value, End of Period	$9.33		$8.65
Total Return(3)	7.86	%(6)	(9.94	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9		$9
Ratio of Expenses Before Expense Limitation	25.87	%(7)	27.50	%(7)
Ratio of Expenses After Expense Limitation	2.05	%(4)(7)	2.05	%(4)(7)
Ratio of Net Investment Income	1.86	%(4)(7)	3.30	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)(7)
Portfolio Turnover Rate	15	%(6)	19	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Concentrated Real Estate Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period from June 18, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$8.64		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.14		0.23
Net Realized and Unrealized Gain (Loss)	0.61		(1.16)
Total from Investment Operations	0.75		(0.93)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)
Paid-in-Capital	—		(0.14)
Total Distributions	—		(0.43)
Net Asset Value, End of Period	$9.39		$8.64
Total Return(3)	8.68	%(6)	(9.47	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9		$9
Ratio of Expenses Before Expense Limitation	24.82	%(7)	26.46	%(7)
Ratio of Expenses After Expense Limitation	0.90	%(4)(7)	0.90	%(4)(7)
Ratio of Net Investment Income	3.02	%(4)(7)	4.45	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)(7)
Portfolio Turnover Rate	15	%(6)	19	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Concentrated Real Estate Portfolio. The Fund seeks to provide current income and long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), effective April 30, 2019, MSIM Company and MSIM Limited are no longer Sub-Advisers

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

to the Fund, each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$317	$1,202	$—	$1,519
Health Care	17	—	—	17
Industrial	27	1	—	28
Lodging/Resorts	277	103	—	380
Office	629	450	—	1,079
Residential	332	44	—	376
Retail	663	466	—	1,129
Self Storage	37	—	—	37
Total Common Stocks	2,299	2,266	—	4,565
Short-Term Investment
Investment Company	63	—	—	63
Total Assets	$2,362	$2,266	$—	$4,628

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $2 billion	Over $2 billion
0.75%	0.70%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 2.05% for Class C shares and 0.90% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $18,000 of advisory fees were waived and approximately $151,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Effective April 30, 2019, MSIM Company and MSIM Limited are no longer Sub-Advisers to the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $672,000 and $712,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$10	$516	$463	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$63

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax year ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2018 was as follows:

2018 Distributions Paid From:
Ordinary Income (000)	Pain-in- Capital (000)
$141	$71

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Accumulated Loss (000)		Paid-in- Capital (000)
$—	@	$	(—	@)

@ Amount is less than $500.

At December 31, 2018, the Fund had no distributable earnings on a tax basis.

At December 31, 2018, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $12,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund did not have record owners of 10% or greater.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the period since the end of June 2018, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average and its actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

20

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

21

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

23

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCRESAN
2663863 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Counterpoint Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	15
Investment Advisory Agreement Approval	23
Privacy Notice	25
Director and Officer Information	27

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Counterpoint Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Global Counterpoint Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Counterpoint Portfolio Class I	$1,000.00	$1,296.70	$1,019.69	$5.87	$5.16	1.03%
Global Counterpoint Portfolio Class A	1,000.00	1,292.80	1,017.90	7.90	6.95	1.39
Global Counterpoint Portfolio Class C	1,000.00	1,289.30	1,014.18	12.15	10.69	2.14
Global Counterpoint Portfolio Class IS	1,000.00	1,296.70	1,019.89	5.64	4.96	0.99

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Global Counterpoint Portfolio

	Shares	Value (000)
Common Stocks (96.5%)
Argentina (0.4%)
Globant SA (a)	314	$32
Australia (0.4%)
Bellamy's Australia Ltd. (a)	338	2
Brookfield Infrastructure Partners LP	600	26
		28
Brazil (0.3%)
B3 SA — Brasil Bolsa Balcao	1,132	11
Magazine Luiza SA	228	13
		24
Canada (3.9%)
Brookfield Asset Management, Inc., Class A	1,234	59
Canadian National Railway Co.	646	60
Colliers International Group, Inc.	122	8
Constellation Software, Inc.	90	85
Shopify, Inc., Class A (a)	256	77
		289
China (8.6%)
Alibaba Group Holding Ltd. ADR (a)	154	26
China Resources Beer Holdings Co., Ltd. (b)	10,000	47
Ctrip.com International Ltd. ADR (a)	1,000	37
Foshan Haitian Flavouring & Food Co., Ltd., Class A	6,000	92
Hangzhou Tigermed Consulting Co. Ltd., Class A	800	9
Huazhu Group Ltd. ADR	863	31
HUYA, Inc. ADR (a)	1,309	32
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,200	6
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	2,600	46
Kweichow Moutai Co., Ltd., Class A	200	29
Meituan Dianping, Class B (a)(b)	6,900	61
Shenzhou International Group Holdings Ltd. (b)	2,200	30
TAL Education Group ADR (a)	4,489	171
Tencent Holdings Ltd. (b)	500	23
		640
Denmark (2.1%)
Chr Hansen Holding A/S	373	35
DSV A/S	1,261	124
		159
France (7.0%)
Christian Dior SE	185	97
Danone SA	126	11
EssilorLuxottica SA	541	71
Getlink SE	1,108	18
Hermes International	241	174
L'Oreal SA	254	72
LVMH Moet Hennessy Louis Vuitton SE	32	13
Pernod Ricard SA	176	32
Remy Cointreau SA	131	19
Safran SA	87	13
		520
	Shares	Value (000)
Germany (0.7%)
Adidas AG	19	$6
CompuGroup Medical SE	71	6
GRENKE AG	28	3
Nemetschek SE	77	5
Rational AG	11	7
Zalando SE (a)	598	26
		53
Hong Kong (1.8%)
AIA Group Ltd.	3,800	41
China East Education Holdings Ltd. (a)	10,500	15
Haidilao International Holding Ltd. (c)	12,000	50
Hong Kong Exchanges & Clearing Ltd.	800	28
		134
India (3.0%)
HDFC Bank Ltd. ADR	1,747	227
Israel (0.1%)
Wix.com Ltd. (a)	42	6
Italy (1.8%)
Brunello Cucinelli SpA	652	22
Moncler SpA	2,707	116
		138
Japan (1.1%)
Calbee, Inc.	1,300	35
Nihon M&A Center, Inc.	500	12
Pigeon Corp.	800	32
Yume No Machi Souzou Iinkai Co. Ltd.	300	5
		84
Korea, Republic of (0.5%)
NAVER Corp.	360	35
Mexico (0.3%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,425	23
Netherlands (1.1%)
Adyen N.V. (a)	68	53
ASML Holding N.V.	126	26
		79
New Zealand (0.5%)
Ryman Healthcare Ltd.	804	6
Xero Ltd. (a)	833	35
		41
Philippines (0.1%)
Jollibee Foods Corp.	1,240	7
South Africa (0.1%)
Discovery Ltd.	251	3
Naspers Ltd., Class N	17	4
		7
Spain (0.3%)
Aena SME SA	96	19

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Global Counterpoint Portfolio

	Shares	Value (000)
Sweden (0.5%)
AddLife AB, Class B	110	$4
Cellavision AB	92	3
Vitrolife AB	1,486	29
		36
Switzerland (0.4%)
Kuehne & Nagel International AG (Registered)	108	16
Schindler Holding AG	53	12
		28
Taiwan (0.8%)
Nien Made Enterprise Co., Ltd.	1,000	7
Taiwan Semiconductor Manufacturing Co., Ltd.	3,000	23
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	789	31
		61
Turkey (0.0%)
Ulker Biskuvi Sanayi AS (a)	615	2
United Kingdom (3.5%)
ASA International Group PLC	665	3
Atlassian Corp., PLC, Class A (a)	45	6
Blue Prism Group plc (a)	213	4
Compass Group PLC	798	19
Diageo PLC	531	23
Fevertree Drinks PLC	1,213	36
Halma PLC	100	2
Just Eat PLC (a)	641	5
Melrose Industries PLC	2,018	5
Metro Bank PLC (a)	310	2
Reckitt Benckiser Group PLC	431	34
Rentokil Initial PLC	14,267	72
Rightmove PLC	5,832	40
Victoria PLC (a)	1,222	7
		258
United States (57.2%)
Adaptive Biotechnologies Corp. (a)	68	3
Adobe, Inc. (a)	276	81
Alnylam Pharmaceuticals, Inc. (a)	116	8
Alphabet, Inc., Class C (a)	62	67
Amazon.com, Inc. (a)	154	292
Anaplan, Inc. (a)	132	7
Appfolio, Inc., Class A (a)	29	3
Appian Corp. (a)	324	12
Autodesk, Inc. (a)	36	6
Avalara, Inc. (a)	676	49
Ball Corp.	468	33
Booking Holdings, Inc. (a)	40	75
Broadridge Financial Solutions, Inc.	577	74
Brown-Forman Corp., Class B	222	12
Carvana Co. (a)	314	20
CEVA, Inc. (a)	186	5
Chegg, Inc. (a)	371	14
Chewy, Inc., Class A (a)	378	13
Cimpress N.V. (a)	25	2
	Shares	Value (000)
Cintas Corp.	56	$13
Copart, Inc. (a)	1,030	77
Coupa Software, Inc. (a)	699	88
Covetrus, Inc. (a)	1,117	27
Danaher Corp.	45	6
DexCom, Inc. (a)	239	36
Ecolab, Inc.	741	146
Editas Medicine, Inc. (a)	77	2
Elanco Animal Health, Inc. (a)	836	28
Elastic N.V. (a)	186	14
EPAM Systems, Inc. (a)	641	111
Estee Lauder Cos., Inc. (The), Class A	162	30
Etsy, Inc. (a)	227	14
EVI Industries, Inc.	164	6
Exact Sciences Corp. (a)	71	8
Facebook, Inc., Class A (a)	254	49
Farfetch Ltd., Class A (a)	3,960	82
Fastly, Inc., Class A (a)	132	3
Fortive Corp.	128	10
Gartner, Inc. (a)	404	65
Goosehead Insurance, Inc., Class A	97	5
GrubHub, Inc. (a)	124	10
GTT Communications, Inc. (a)	451	8
Guardant Health, Inc. (a)	528	46
HealthEquity, Inc. (a)	314	21
HEICO Corp.	66	9
HEICO Corp., Class A	488	50
Illumina, Inc. (a)	187	69
Inspire Medical Systems, Inc. (a)	596	36
Installed Building Products, Inc. (a)	52	3
Instructure, Inc. (a)	146	6
Intellia Therapeutics, Inc. (a)	114	2
Intersect ENT, Inc. (a)	215	5
Intuit, Inc.	22	6
Intuitive Surgical, Inc. (a)	325	170
Invitae Corp. (a)	125	3
LendingTree, Inc. (a)	33	14
LivaNova PLC (a)	28	2
LiveRamp Holdings, Inc. (a)	445	22
MakeMyTrip Ltd. (a)	639	16
MarketAxess Holdings, Inc.	23	7
Martin Marietta Materials, Inc.	131	30
Mastercard, Inc., Class A	324	86
Match Group, Inc.	100	7
McCormick & Co., Inc.	81	13
MercadoLibre, Inc. (a)	183	112
Moderna, Inc. (a)	367	5
MongoDB, Inc. (a)	582	89
MSCI, Inc.	207	49
NanoString Technologies, Inc. (a)	1,314	40
Netflix, Inc. (a)	93	34
NVIDIA Corp.	36	6
Okta, Inc. (a)	237	29

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Global Counterpoint Portfolio

	Shares	Value (000)
United States (cont'd)
Overstock.com, Inc. (a)	1,135	$15
Pagerduty, Inc. (a)	126	6
Penumbra, Inc. (a)	177	28
Pinterest, Inc., Class A (a)	345	9
Quotient Ltd. (a)	725	7
RealReal, Inc. (The) (a)	200	6
Redfin Corp. (a)	336	6
Roku, Inc. (a)	310	28
Rollins, Inc.	2,049	73
S&P Global, Inc.	216	49
salesforce.com, Inc. (a)	320	49
Service Corp. International	278	13
ServiceMaster Global Holdings, Inc. (a)	995	52
ServiceNow, Inc. (a)	378	104
Sherwin-Williams Co. (The)	39	18
Shockwave Medical, Inc. (a)	102	6
Slack Technologies, Inc., Class A (a)	1,535	58
Smartsheet, Inc., Class A (a)	1,201	58
Snap, Inc., Class A (a)	296	4
Spotify Technology SA (a)	1,043	153
Square, Inc., Class A (a)	361	26
SS&C Technologies Holdings, Inc.	42	2
Starbucks Corp.	75	6
Stitch Fix, Inc., Class A (a)	423	14
Trade Desk, Inc. (The), Class A (a)	140	32
Trupanion, Inc. (a)	201	7
Twilio, Inc., Class A (a)	598	82
Twitter, Inc. (a)	3,211	112
Uber Technologies, Inc. (a)	1,289	60
Ubiquiti Networks, Inc.	37	5
Union Pacific Corp.	55	9
UnitedHealth Group, Inc.	32	8
Upwork, Inc. (a)	877	14
Vail Resorts, Inc.	136	30
Veeva Systems, Inc., Class A (a)	471	76
Verisk Analytics, Inc.	288	42
Visa, Inc., Class A	260	45
Vulcan Materials Co.	129	18
Walt Disney Co. (The)	1,074	150
Waste Connections, Inc.	446	43
	Shares	Value (000)
Wayfair, Inc., Class A (a)	240	$35
Workday, Inc., Class A (a)	271	56
XPO Logistics, Inc. (a)	137	8
Zillow Group, Inc., Class A (a)	259	12
Zillow Group, Inc., Class C (a)	211	10
Zoetis, Inc.	206	23
Zoom Video Communications, Inc., Class A (a)	49	4
		4,272
Total Common Stocks (Cost $6,144)		7,202
Short-Term Investment (5.1%)
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $380)	380,326	380
Total Investments Excluding Purchased Options (101.6%) (Cost $6,524)		7,582
Total Purchased Options Outstanding (0.1%) (Cost $25)		8
Total Investments (101.7%) (Cost $6,549) (d)(e)		7,590
Liabilities in Excess of Other Assets (–1.7%)		(127)
Net Assets (100.0%)		$7,463

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  The approximate fair value and percentage of net assets, $1,954,000 and 26.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,222,000 and the aggregate gross unrealized depreciation is approximately $181,000, resulting in net unrealized appreciation of approximately $1,041,000.

ADR  American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2019:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	$7.62	Jan-20	1,200,000	1,200	$2		$4	$(2)
Royal Bank of Scotland	USD/CNH	8.03	Oct-19	1,157,619	1,158	1		7	(6)
Royal Bank of Scotland	USD/CNH	7.57	Jul-19	1,647,300	1,647	—	@	7	(7)
JPMorgan Chase Bank NA	USD/CNH	7.86	Jun-20	1,534,000	1,534	5		7	(2)
						$8		$25	$(17)

@     Value is less than $500.

CNH — Chinese Yuan Renminbi Offshore

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Global Counterpoint Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	56.0%
Internet & Direct Marketing Retail	11.2
Software	10.6
Information Technology Services	10.2
Textiles, Apparel & Luxury Goods	7.0
Short-Term Investment	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Counterpoint Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $6,169)	$7,210
Investment in Security of Affiliated Issuer, at Value (Cost $380)	380
Total Investments in Securities, at Value (Cost $6,549)	7,590
Foreign Currency, at Value (Cost $7)	7
Cash	1
Receivable for Investments Sold	113
Due from Adviser	80
Dividends Receivable	4
Tax Reclaim Receivable	1
Receivable from Affiliate	1
Other Assets	53
Total Assets	7,850
Liabilities:
Payable for Investments Purchased	177
Payable for Offering Costs	162
Payable for Professional Fees	41
Payable for Custodian Fees	4
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Administration Fees	—	@
Other Liabilities	3
Total Liabilities	387
Net Assets	$7,463
Net Assets Consist of:
Paid-in-Capital	$6,749
Total Distributable Earnings	714
Net Assets	$7,463
CLASS I:
Net Assets	$7,430
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	677,195
Net Asset Value, Offering and Redemption Price Per Share	$10.97
CLASS A:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Redemption Price Per Share	$10.96
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.61
Maximum Offering Price Per Share	$11.57
CLASS C:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.92
CLASS IS:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.97

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Counterpoint Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld)	$26
Dividends from Security of Affiliated Issuer (Note G)	3
Total Investment Income	29
Expenses:
Offering Costs	82
Professional Fees	47
Advisory Fees (Note B)	27
Custodian Fees (Note F)	26
Shareholder Reporting Fees	7
Registration Fees	6
Pricing Fees	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Administration Fees (Note C)	3
Directors' Fees and Expenses	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Other Expenses	7
Total Expenses	215
Expenses Reimbursed by Adviser (Note B)	(151)
Waiver of Advisory Fees (Note B)	(27)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	34
Net Investment Loss	(5)
Realized Gain (Loss):
Investments Sold	129
Foreign Currency Translation	(— @)
Net Realized Gain	129
Change in Unrealized Appreciation (Depreciation):
Investments	1,582
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	1,582
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,711
Net Increase in Net Assets Resulting from Operations	$1,706

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Global Counterpoint Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Period from June 29, 2018^ to December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(5)	$(19)
Net Realized Gain (Loss)	129	(411)
Net Change in Unrealized Appreciation (Depreciation)	1,582	(541)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,706	(971)
Dividends and Distributions to Shareholders:
Class I	—	(21)
Class A	—	(— @)
Class C	—	(— @)
Class IS	—	(— @)
Paid-in-Capital:
Class I	—	(50)
Class A	—	(— @)
Class C	—	(— @)
Class IS	—	(— @)
Total Dividends and Distributions to Shareholders	—	(71)
Capital Share Transactions:(1)
Class I:
Subscribed	—	6,750
Distributions Reinvested	—	19
Class A:
Subscribed	—	10
Class C:
Subscribed	—	10
Class IS:
Subscribed	—	10
Net Increase in Net Assets Resulting from Capital Share Transactions	—	6,799
Total Increase in Net Assets	1,706	5,757
Net Assets:
Beginning of Period	5,757	—
End of Period	$7,463	$5,757
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—	675
Shares Issued on Distributions Reinvested	—	2
Net Increase in Class I Shares Outstanding	—	677
Class A:
Shares Subscribed	—	1
Class C:
Shares Subscribed	—	1
Class IS:
Shares Subscribed	—	1

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Counterpoint Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period from June 29, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$8.46		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)		(0.03)
Net Realized and Unrealized Gain (Loss)	2.52		(1.41)
Total from Investment Operations	2.51		(1.44)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)
Paid-in-Capital	—		(0.07)
Total Distributions	—		(0.10)
Net Asset Value, End of Period	$10.97		$8.46
Total Return(3)	29.67	%(5)	(14.36	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,430		$5,733
Ratio of Expenses Before Expense Limitation	6.30	%(6)	6.83	%(6)
Ratio of Expenses After Expense Limitation	1.03	%(4)(6)	1.03	%(4)(6)
Ratio of Net Investment Loss	(0.16	)%(4)(6)	(0.54	)%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01	%(6)
Portfolio Turnover Rate	42	%(5)	54	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Counterpoint Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period from June 29, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$8.47		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.04)
Net Realized and Unrealized Gain (Loss)	2.52		(1.40)
Total from Investment Operations	2.49		(1.44)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)
Paid-in-Capital	—		(0.06)
Total Distributions	—		(0.09)
Net Asset Value, End of Period	$10.96		$8.47
Total Return(3)	29.28	%(5)	(14.44	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$8
Ratio of Expenses Before Expense Limitation	23.11	%(6)	26.82	%(6)
Ratio of Expenses After Expense Limitation	1.39	%(4)(6)	1.39	%(4)(6)
Ratio of Net Investment Loss	(0.52	)%(4)(6)	(0.91	)%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01	%(6)
Portfolio Turnover Rate	42	%(5)	54	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Counterpoint Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period from June 29, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$8.47		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.08)
Net Realized and Unrealized Gain (Loss)	2.51		(1.40)
Total from Investment Operations	2.45		(1.48)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)
Paid-in-Capital	—		(0.03)
Total Distributions	—		(0.05)
Net Asset Value, End of Period	$10.92		$8.47
Total Return(3)	28.93	%(5)	(14.80	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$8
Ratio of Expenses Before Expense Limitation	23.83	%(6)	27.44	%(6)
Ratio of Expenses After Expense Limitation	2.14	%(4)(6)	2.14	%(4)(6)
Ratio of Net Investment Loss	(1.27	)%(4)(6)	(1.66	)%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01	%(6)
Portfolio Turnover Rate	42	%(5)	54	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Counterpoint Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period from June 29, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$8.46		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)		(0.02)
Net Realized and Unrealized Gain (Loss)	2.52		(1.41)
Total from Investment Operations	2.51		(1.43)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)
Paid-in-Capital	—		(0.08)
Total Distributions	—		(0.11)
Net Asset Value, End of Period	$10.97		$8.46
Total Return(3)	29.67	%(5)	(14.34	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$8
Ratio of Expenses Before Expense Limitation	22.80	%(6)	26.39	%(6)
Ratio of Expenses After Expense Limitation	0.99	%(4)(6)	0.99	%(4)(6)
Ratio of Net Investment Loss	(0.11	)%(4)(6)	(0.51	)%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01	%(6)
Portfolio Turnover Rate	42	%(5)	54	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Counterpoint Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (5) when market quotations are not readily available, including

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the

Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$59	$13	$—	$72
Air Freight & Logistics	8	—	—	8
Banks	227	2	—	229
Beverages	12	232	—	244
Biotechnology	28	29	—	57
Capital Markets	175	28	—	203
Chemicals	164	35	—	199
Commercial Services & Supplies	208	72	—	280
Communications Equipment	5	—	—	5
Construction Materials	48	—	—	48
Consumer Finance	—	3	—	3
Containers & Packaging	33	—	—	33
Diversified Consumer Services	265	—	—	265
Diversified Financial Services	—	3	—	3
Electrical Equipment	—	5	—	5
Electronic Equipment, Instruments & Components	—	2	—	2
Entertainment	369	—	—	369
Food Products	13	148	—	161
Health Care Equipment & Supplies	255	3	—	258
Health Care Providers & Services	102	6	—	108
Health Care Technology	112	6	—	118
Hotels, Restaurants & Leisure	67	76	—	143
Household Durables	31	14	—	45
Household Products	—	66	—	66
Information Technology Services	723	53	—	776
Insurance	12	44	—	56
Interactive Media & Services	270	98	—	368
Internet & Direct Marketing Retail	747	101	—	848
Life Sciences Tools & Services	112	13	—	125
Machinery	10	19	—	29
Marine	—	16	—	16
Multi-Line Retail	13	—	—	13
Multi-Utilities	26	—	—	26
Personal Products	30	72	—	102
Pharmaceuticals	56	—	—	56
Professional Services	56	12	—	68
Real Estate Management & Development	14	—	—	14
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Road & Rail	$129	$124	$—	$253
Semiconductors & Semiconductor Equipment	42	49	—	91
Software	764	44	—	808
Specialty Retail	20	—	—	20
Textiles, Apparel & Luxury Goods	—	529	—	529
Thrifts & Mortgage Finance	14	—	—	14
Trading Companies & Distributors	6	—	—	6
Transportation Infrastructure	23	37	—	60
Total Common Stocks	5,248	1,954	—	7,202
Call Options Purchased	—	8	—	8
Short-Term Investment
Investment Company	380	—	—	380
Total Assets	$5,628	$1,962	$—	$7,590

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$8	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2019 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(9)(b)

(b) Amounts are included in Investments in the Statement of Operations.

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(c) (000)		Liabilities (c) (000)
Purchased Options	$8	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
JPMorgan Chase Bank NA	$7		$—	$—	$7
Royal Bank of Scotland	1		—	—	1
Total	$8	(a)	$—	$—	$8

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

For the six months ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	4,261,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 2.15% for Class C shares and 1.00% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $27,000 of advisory fees were waived and approximately $154,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019,

purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $2,792,000 and $2,907,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$212	$884	$716	$3
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$380

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax year ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2018 was as follows:

2018 Distributions Paid From:
Ordinary Income (000)	Paid-in- Capital (000)
$21	$50

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Accumulated Loss (000)		Paid-in- Capital (000)
$—	@	$	(—	@)

At December 31, 2018, the Fund had no distributable earnings on a tax basis.

At December 31, 2018, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $313,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2018, the Fund intends to defer to January 1, 2019 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)		Post-October Capital Losses (000)
$—	@	$—

@ Amount is less than $500.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund did not have record owners of 10% or greater.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the period since the end of June 2018, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

25

Privacy Notice (unaudited) (cont'd)

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

27

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCPTSAN
2663874 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	18
Privacy Notice	20
Director and Officer Information	22

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Core Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Global Core Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Core Portfolio Class I	$1,000.00	$1,183.30	$1,019.84	$5.41	$5.01	1.00%
Global Core Portfolio Class A	1,000.00	1,180.30	1,018.10	7.30	6.76	1.35
Global Core Portfolio Class C	1,000.00	1,175.60	1,014.38	11.33	10.49	2.10
Global Core Portfolio Class IS	1,000.00	1,183.30	1,020.08	5.14	4.76	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Global Core Portfolio

	Shares	Value (000)
Common Stocks (96.6%)
Brazil (1.3%)
Cia Energetica de Minas Gerais ADR	34,520	$131
China (11.7%)
Alibaba Group Holding Ltd. ADR (a)	2,926	496
NetEase, Inc. ADR	585	149
Tencent Holdings Ltd. ADR	12,498	566
		1,211
France (5.6%)
Airbus SE ADR	2,840	100
LVMH Moet Hennessy Louis Vuitton SE	1,136	484
		584
India (0.8%)
HDFC Bank Ltd. ADR	644	84
Ireland (2.5%)
Ryanair Holdings PLC ADR (a)	3,996	256
Japan (1.2%)
SoftBank Group Corp. ADR	2,481	119
Panama (1.3%)
Copa Holdings SA, Class A	1,393	136
Spain (2.9%)
Banco Santander SA ADR	64,385	295
Switzerland (0.9%)
Logitech International SA (Registered)	2,396	95
Taiwan (2.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,014	236
United Kingdom (7.6%)
Diageo PLC ADR	3,532	609
Royal Dutch Shell PLC ADR	2,801	182
		791
United States (58.5%)
American Electric Power Co., Inc.	1,403	123
Ameriprise Financial, Inc.	1,621	235
Apple, Inc.	2,172	430
Cigna Corp. (a)	415	65
Comcast Corp., Class A	4,427	187
Constellation Brands, Inc., Class A	217	43
Danaher Corp.	2,180	312
Diamondback Energy, Inc.	1,837	200
Emerson Electric Co.	1,476	98
Essex Property Trust, Inc. REIT	691	202
Estee Lauder Cos., Inc. (The), Class A	1,309	240
Extra Space Storage, Inc. REIT	1,456	154
Ferrari N.V.	1,325	214
Fortune Brands Home & Security, Inc.	1,147	66
JPMorgan Chase & Co.	3,477	389
Lennar Corp., Class A	4,377	212
Mastercard, Inc., Class A	2,757	729
McDonald's Corp.	737	153
Microsoft Corp.	2,474	331
Monster Beverage Corp. (a)	856	55
	Shares	Value (000)
NextEra Energy, Inc.	1,012	$207
Northern Trust Corp.	1,250	113
Palo Alto Networks, Inc. (a)	941	192
PayPal Holdings, Inc. (a)	281	32
Starbucks Corp.	769	64
STORE Capital Corp. REIT	6,988	232
SVB Financial Group (a)	1,056	237
Target Corp.	757	66
VMware, Inc., Class A	1,852	310
Welltower, Inc. REIT	1,945	159
		6,050
Total Common Stocks (Cost $8,073)		9,988
Investment Company (2.6%)
Vanguard FTSE Europe ETF (Cost $269)	4,915	270
Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $51)	50,963	51
Total Investments (99.7%) (Cost $8,393) (b)(c)		10,309
Other Assets in Excess of Liabilities (0.3%)		34
Net Assets (100.0%)		$10,343

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $484,000 and 4.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(c)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,077,000 and the aggregate gross unrealized depreciation is approximately $161,000, resulting in net unrealized appreciation of approximately $1,916,000.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Global Core Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	48.7%
Banks	9.7
Software	8.1
Information Technology Services	7.4
Equity Real Estate Investment Trusts (REITs)	7.2
Interactive Media & Services	6.9
Beverages	6.9
Tech Hardware, Storage & Peripherals	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Core Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $8,342)	$10,258
Investment in Security of Affiliated Issuer, at Value (Cost $51)	51
Total Investments in Securities, at Value (Cost $8,393)	10,309
Due from Adviser	19
Dividends Receivable	15
Tax Reclaim Receivable	3
Receivable from Affiliate	—	@
Other Assets	62
Total Assets	10,408
Liabilities:
Payable for Professional Fees	46
Payable for Fund Shares Redeemed	12
Payable for Sub Transfer Agency Fees — Class I	1
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Custodian Fees	1
Payable for Administration Fees	1
Other Liabilities	3
Total Liabilities	65
Net Assets	$10,343
Net Assets Consist of:
Paid-in-Capital	$8,555
Total Distributable Earnings	1,788
Net Assets	$10,343
CLASS I:
Net Assets	$7,159
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	596,141
Net Asset Value, Offering and Redemption Price Per Share	$12.01
CLASS A:
Net Assets	$1,903
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	158,814
Net Asset Value, Redemption Price Per Share	$11.98
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.66
Maximum Offering Price Per Share	$12.64
CLASS C:
Net Assets	$1,269
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	107,682
Net Asset Value, Offering and Redemption Price Per Share	$11.78
CLASS IS:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$12.01

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Core Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $3 of Foreign Taxes Withheld)	$91
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	92
Expenses:
Professional Fees	49
Advisory Fees (Note B)	37
Registration Fees	20
Shareholder Services Fees — Class A (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	7
Shareholder Reporting Fees	5
Administration Fees (Note C)	4
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	3
Directors' Fees and Expenses	3
Sub Transfer Agency Fees — Class I	1
Sub Transfer Agency Fees — Class A	—	@
Sub Transfer Agency Fees — Class C	—	@
Pricing Fees	1
Other Expenses	5
Total Expenses	141
Expenses Reimbursed by Adviser (Note B)	(43)
Waiver of Advisory Fees (Note B)	(37)
Reimbursement of Class Specific Expenses — Class A (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	60
Net Investment Income	32
Realized Gain:
Investments Sold	172
Foreign Currency Translation	—	@
Net Realized Gain	172
Change in Unrealized Appreciation (Depreciation):
Investments	1,422
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,594
Net Increase in Net Assets Resulting from Operations	$1,626

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Global Core Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$32	$103
Net Realized Gain	172	35
Net Change in Unrealized Appreciation (Depreciation)	1,422	(2,135)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,626	(1,997)
Dividends and Distributions to Shareholders:
Class I	—	(54)
Class A	—	(4)
Class IS	—	(— @)
Total Dividends and Distributions to Shareholders	—	(58)
Capital Share Transactions:(1)
Class I:
Subscribed	52	743
Distributions Reinvested	—	15
Redeemed	(769)	(2,928)
Class A:
Subscribed	741	340
Distributions Reinvested	—	4
Redeemed	(422)	(691)
Class C:
Subscribed	21	422
Redeemed	(285)	(89)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(662)	(2,184)
Total Increase (Decrease) in Net Assets	964	(4,239)
Net Assets:
Beginning of Period	9,379	13,618
End of Period	$10,343	$9,379
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4	60
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(72)	(250)
Net Decrease in Class I Shares Outstanding	(68)	(189)
Class A:
Shares Subscribed	66	29
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(38)	(60)
Net Increase (Decrease) in Class A Shares Outstanding	28	(31)
Class C:
Shares Subscribed	2	36
Shares Redeemed	(25)	(8)
Net Increase (Decrease) in Class C Shares Outstanding	(23)	28

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Core Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,				Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$10.15		$12.20		$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.12		0.07		0.05
Net Realized and Unrealized Gain (Loss)	1.81		(2.09)		2.16		0.06
Total from Investment Operations	1.86		(1.97)		2.23		0.11
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		(0.06)		(0.08)
Paid-in-Capital	—		—		(0.00	)(3)	—
Total Distributions	—		(0.08)		(0.06)		(0.08)
Net Asset Value, End of Period	$12.01		$10.15		$12.20		$10.03
Total Return(4)	18.33	%(7)	(16.15)%		22.27%		1.08	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,159		$6,738		$10,398		$6,517
Ratio of Expenses Before Expense Limitation	2.62	%(8)	2.53%		2.89%		3.73	%(8)
Ratio of Expenses After Expense Limitation	1.00	%(5)(8)	1.00	%(5)	0.97	%(5)	0.98	%(5)(8)
Ratio of Net Investment Income	0.86	%(5)(8)	0.97	%(5)	0.64	%(5)	0.82	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.01	%(8)
Portfolio Turnover Rate	35	%(7)	50%		41%		22	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Core Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,				Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$10.15		$12.18		$10.02		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03		0.07		0.03		0.02
Net Realized and Unrealized Gain (Loss)	1.80		(2.07)		2.15		0.06
Total from Investment Operations	1.83		(2.00)		2.18		0.08
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.02)		(0.06)
Paid-in-Capital	—		—		(0.00	)(3)	—
Total Distributions	—		(0.03)		(0.02)		(0.06)
Net Asset Value, End of Period	$11.98		$10.15		$12.18		$10.02
Total Return(4)	18.03	%(7)	(16.41)%		21.82%		0.83	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,903		$1,320		$1,962		$1,263
Ratio of Expenses Before Expense Limitation	2.97	%(8)	2.89%		3.36%		4.16	%(8)
Ratio of Expenses After Expense Limitation	1.35	%(5)(8)	1.35	%(5)	1.35	%(5)	1.35	%(5)(8)
Ratio of Net Investment Income	0.52	%(5)(8)	0.62	%(5)	0.25	%(5)	0.39	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	35	%(7)	50%		41%		22	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Core Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,				Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$10.02		$12.08		$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.01)		(0.06)		(0.02)
Net Realized and Unrealized Gain (Loss)	1.78		(2.05)		2.15		0.06
Total from Investment Operations	1.76		(2.06)		2.09		0.04
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.01)		(0.04)
Net Asset Value, End of Period	$11.78		$10.02		$12.08		$10.00
Total Return(3)	17.56	%(6)	(17.05)%		20.92%		0.41	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,269		$1,311		$1,246		$901
Ratio of Expenses Before Expense Limitation	3.78	%(7)	3.65%		4.19%		5.02	%(7)
Ratio of Expenses After Expense Limitation	2.10	%(4)(7)	2.10	%(4)	2.10	%(4)	2.10	%(4)(7)
Ratio of Net Investment Loss	(0.27	)%(4)(7)	(0.05	)%(4)	(0.50	)%(4)	(0.36	)%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	35	%(6)	50%		41%		22	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Core Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,				Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$10.15		$12.20		$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.13		0.07		0.05
Net Realized and Unrealized Gain (Loss)	1.81		(2.09)		2.17		0.06
Total from Investment Operations	1.86		(1.96)		2.24		0.11
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(0.07)		(0.08)
Paid-in-Capital	—		—		(0.00	)(3)	—
Total Distributions	—		(0.09)		(0.07)		(0.08)
Net Asset Value, End of Period	$12.01		$10.15		$12.20		$10.03
Total Return(4)	18.33	%(7)	(16.10)%		22.29%		1.10	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$10		$12		$10
Ratio of Expenses Before Expense Limitation	17.40	%(8)	19.09%		18.67%		19.70	%(8)
Ratio of Expenses After Expense Limitation	0.95	%(5)(8)	0.95	%(5)	0.95	%(5)	0.95	%(5)(8)
Ratio of Net Investment Income	0.91	%(5)(8)	1.06	%(5)	0.66	%(5)	0.84	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	35	%(7)	50%		41%		22	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Core Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$100	$—	$—	$100
Airlines	392	—	—	392
Automobiles	214	—	—	214
Banks	1,005	—	—	1,005
Beverages	707	—	—	707
Building Products	66	—	—	66
Capital Markets	348	—	—	348
Electric Utilities	461	—	—	461
Electrical Equipment	98	—	—	98
Equity Real Estate Investment Trusts (REITs)	747	—	—	747

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Health Care Equipment & Supplies	$312	$—	$—	$312
Health Care Providers & Services	65	—	—	65
Hotels, Restaurants & Leisure	217	—	—	217
Household Durables	212	—	—	212
Information Technology Services	761	—	—	761
Interactive Media & Services	715	—	—	715
Internet & Direct Marketing Retail	496	—	—	496
Media	187	—	—	187
Multi-Line Retail	66	—	—	66
Oil, Gas & Consumable Fuels	382	—	—	382
Personal Products	240	—	—	240
Semiconductors & Semiconductor Equipment	236	—	—	236
Software	833	—	—	833
Tech Hardware, Storage & Peripherals	525	—	—	525
Textiles, Apparel & Luxury Goods	—	484	—	484
Wireless Telecommunication Services	119	—	—	119
Total Common Stocks	9,504	484	—	9,988
Investment Company	270	—	—	270
Short-Term Investment
Investment Company	51	—	—	51
Total Assets	$9,825	$484	$—	$10,309

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

4.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date

(date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $37,000 of advisory fees were waived and approximately $44,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $3,460,000 and $4,269,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$—	$1,084	$1,033	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$51

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the three-year period ended December 31, 2018, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Paid-in- Capital (000)
$58	$—	$54	$4

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2018.

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$40	$—

At December 31, 2018, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $298,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2018, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $71,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 39.7%.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period and for the period since the end of May 2016, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

20

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

22

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCPSAN
2663867 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Endurance Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Privacy Notice	18
Director and Officer Information	20

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Endurance Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Global Endurance Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Endurance Portfolio Class I	$1,000.00	$1,222.00	$1,019.84	$5.51	$5.01	1.00%
Global Endurance Portfolio Class A	1,000.00	1,220.00	1,018.10	7.43	6.76	1.35
Global Endurance Portfolio Class C	1,000.00	1,215.00	1,014.38	11.53	10.49	2.10
Global Endurance Portfolio Class IS	1,000.00	1,222.00	1,020.08	5.23	4.76	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Global Endurance Portfolio

	Shares	Value (000)
Common Stocks (101.2%)
Australia (1.1%)
Bellamy's Australia Ltd. (a)	4,719	$28
Canada (11.4%)
Colliers International Group, Inc.	1,790	128
Constellation Software, Inc.	181	171
		299
Germany (6.4%)
CompuGroup Medical SE	1,053	85
GRENKE AG	393	42
Nemetschek SE	669	40
		167
New Zealand (4.2%)
Ryman Healthcare Ltd.	13,894	110
South Africa (1.5%)
Discovery Ltd.	3,718	39
Sweden (4.1%)
AddLife AB, Class B	1,790	56
Cellavision AB	1,492	51
		107
United Kingdom (13.4%)
ASA International Group PLC	9,185	41
Blue Prism Group plc (a)	3,162	55
Halma PLC	1,396	36
Melrose Industries PLC	28,162	65
Metro Bank PLC (a)	5,032	34
Victoria PLC (a)	19,329	119
		350
United States (59.1%)
Appfolio, Inc., Class A (a)	414	42
Appian Corp. (a)	2,502	90
Carvana Co. (a)	2,994	188
Cimpress N.V. (a)	331	30
Copart, Inc. (a)	967	72
Fastly, Inc., Class A (a)	1,966	40
Goosehead Insurance, Inc., Class A	1,380	66
GTT Communications, Inc. (a)	6,066	107
HEICO Corp.	907	121
Installed Building Products, Inc. (a)	889	53
Invitae Corp. (a)	1,749	41
LiveRamp Holdings, Inc. (a)	1,269	62
Netflix, Inc. (a)	112	41
Rollins, Inc.	881	32
SS&C Technologies Holdings, Inc.	579	33
Stitch Fix, Inc., Class A (a)	3,625	116
Ubiquiti Networks, Inc.	519	68
UnitedHealth Group, Inc.	480	117
Wayfair, Inc., Class A (a)	582	85
XPO Logistics, Inc. (a)	2,419	140
		1,544
Total Common Stocks (Cost $2,286)		2,644
	Shares	Value (000)
Short-Term Investment (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $2)	1,788	$2
Total Investments (101.3%) (Cost $2,288) (b)(c)		2,646
Liabilities in Excess of Other Assets (–1.3%)		(33)
Net Assets (100.0%)		$2,613

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $801,000 and 30.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(c)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $487,000 and the aggregate gross unrealized depreciation is approximately $129,000, resulting in net unrealized appreciation of approximately $358,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	35.7%
Software	16.3
Health Care Providers & Services	8.6
Information Technology Services	7.9
Internet & Direct Marketing Retail	7.6
Specialty Retail	7.1
Household Durables	6.5
Air Freight & Logistics	5.3
Commercial Services & Supplies	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Endurance Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $2,286)	$2,644
Investment in Security of Affiliated Issuer, at Value (Cost $2)	2
Total Investments in Securities, at Value (Cost $2,288)	2,646
Foreign Currency, at Value (Cost $5)	5
Prepaid Offering Costs	88
Due from Adviser	77
Dividends Receivable	—	@
Tax Reclaim Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	11
Total Assets	2,827
Liabilities:
Payable for Offering Costs	167
Payable for Professional Fees	35
Payable for Custodian Fees	4
Payable for Investments Purchased	3
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	—	@
Other Liabilities	5
Total Liabilities	214
Net Assets	$2,613
Net Assets Consist of:
Paid-in-Capital	$2,148
Total Distributable Earnings	465
Net Assets	$2,613
CLASS I:
Net Assets	$2,577
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	210,892
Net Asset Value, Offering and Redemption Price Per Share	$12.22
CLASS A:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Redemption Price Per Share	$12.20
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.68
Maximum Offering Price Per Share	$12.88
CLASS C:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$12.15
CLASS IS:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$12.22

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Endurance Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$10
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	10
Expenses:
Offering Costs	87
Professional Fees	52
Advisory Fees (Note B)	10
Shareholder Reporting Fees	8
Custodian Fees (Note F)	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Registration Fees	3
Pricing Fees	2
Administration Fees (Note C)	1
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Directors' Fees and Expenses	—	@
Other Expenses	3
Total Expenses	175
Expenses Reimbursed by Adviser (Note B)	(150)
Waiver of Advisory Fees (Note B)	(10)
Reimbursement of Class Specific Expenses — Class I (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	12
Net Investment Loss	(2)
Realized Gain (Loss):
Investments Sold	109
Foreign Currency Translation	(—	@)
Net Realized Gain	109
Change in Unrealized Appreciation (Depreciation):
Investments	361
Foreign Currency Translation	—	@
Net Change in Unrealized Appreciation (Depreciation)	361
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	470
Net Increase in Net Assets Resulting from Operations	$468

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Global Endurance Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Period Ended December 31, 2018^ (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(2)	$—
Net Realized Gain (Loss)	109	(— @)
Net Change in Unrealized Appreciation (Depreciation)	361	(3)
Net Increase (Decrease) in Net Assets Resulting from Operations	468	(3)
Capital Share Transactions:(1)
Class I:
Subscribed	98	2,020
Class A:
Subscribed	—	10
Class C:
Subscribed	—	10
Class IS:
Subscribed	—	10
Net Increase in Net Assets Resulting from Capital Share Transactions	98	2,050
Total Increase in Net Assets	566	2,047
Net Assets:
Beginning of Period	2,047	—
End of Period	$2,613	$2,047
(1) Capital Share Transactions:
Class I:
Shares Subscribed	9	202
Class A:
Shares Subscribed	—	1
Class C:
Shares Subscribed	—	1
Class IS:
Shares Subscribed	—	1

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Endurance Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period Ended December 31, 2018(1)
Net Asset Value, Beginning of Period	$9.98		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	2.25		(0.02)
Total from Investment Operations	2.24		(0.02)
Net Asset Value, End of Period	$12.22		$9.98
Total Return(4)	22.20	%(7)	0.00	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,577		$2,017
Ratio of Expenses Before Expense Limitation	14.20	%(8)	913.94	%(8)
Ratio of Expenses After Expense Limitation	1.00	%(5)(8)	1.00	%(8)
Ratio of Net Investment Loss	(0.14	)%(5)(8)	(1.00	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	N/A
Portfolio Turnover Rate	46	%(7)	0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Endurance Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period Ended December 31, 2018(1)
Net Asset Value, Beginning of Period	$9.98		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	2.25		(0.02)
Total from Investment Operations	2.22		(0.02)
Net Asset Value, End of Period	$12.20		$9.98
Total Return(4)	22.00	%(7)	0.00	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$10
Ratio of Expenses Before Expense Limitation	28.01	%(8)	927.90	%(8)
Ratio of Expenses After Expense Limitation	1.35	%(5)(8)	1.35	%(8)
Ratio of Net Investment Loss	(0.50	)%(5)(8)	(1.35	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	N/A
Portfolio Turnover Rate	46	%(7)	0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Endurance Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period Ended December 31, 2018(1)
Net Asset Value, Beginning of Period	$9.98		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	2.24		(0.02)
Total from Investment Operations	2.17		(0.02)
Net Asset Value, End of Period	$12.15		$9.98
Total Return(4)	21.50	%(7)	0.00	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$10
Ratio of Expenses Before Expense Limitation	28.79	%(8)	928.63	%(8)
Ratio of Expenses After Expense Limitation	2.10	%(5)(8)	2.10	%(8)
Ratio of Net Investment Loss	(1.24	)%(5)(8)	(2.10	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	N/A
Portfolio Turnover Rate	46	%(7)	0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Endurance Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period Ended December 31, 2018(1)
Net Asset Value, Beginning of Period	$9.98		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	2.25		(0.02)
Total from Investment Operations	2.24		(0.02)
Net Asset Value, End of Period	$12.22		$9.98
Total Return(4)	22.20	%(7)	0.00	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$10
Ratio of Expenses Before Expense Limitation	27.75	%(8)	927.65	%(8)
Ratio of Expenses After Expense Limitation	0.95	%(5)(8)	0.95	%(8)
Ratio of Net Investment Loss	(0.09	)%(5)(8)	(0.95	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	N/A
Portfolio Turnover Rate	46	%(7)	0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Endurance Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$121	$—	$—	$121
Air Freight & Logistics	140	—	—	140
Banks	—	34	—	34
Biotechnology	41	—	—	41
Commercial Services & Supplies	134	—	—	134
Communications Equipment	68	—	—	68
Consumer Finance	—	41	—	41
Diversified Financial Services	—	42	—	42

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Electrical Equipment	$—	$65	$—	$65
Electronic Equipment, Instruments & Components	—	36	—	36
Entertainment	41	—	—	41
Food Products	—	28	—	28
Health Care Equipment & Supplies	—	51	—	51
Health Care Providers & Services	117	110	—	227
Health Care Technology	—	85	—	85
Household Durables	53	119	—	172
Information Technology Services	209	—	—	209
Insurance	66	39	—	105
Internet & Direct Marketing Retail	201	—	—	201
Life Sciences Tools & Services	—	56	—	56
Real Estate Management & Development	128	—	—	128
Software	336	95	—	431
Specialty Retail	188	—	—	188
Total Common Stocks	1,843	801	—	2,644
Short-Term Investment
Investment Company	2	—	—	2
Total Assets	$1,845	$801	$—	$2,646

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes,

interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $10,000 of advisory fees were waived and approximately $153,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $1,430,000 and $1,093,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$—	$2,555	$2,553	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$2

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax year ended December 31, 2018 remains subject to examination by taxing authorities.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal year 2018.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Accumulated Loss (000)		Paid-in- Capital (000)
$—	@	$	(—	@)

@ Amount is less than $500.

At December 31, 2018, the Fund had no distributable earnings on a tax basis.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 46.8%.

17

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

18

Privacy Notice (unaudited) (cont'd)

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

20

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGENDSAN
2663880 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	15
Investment Advisory Agreement Approval	21
Privacy Notice	23
Director and Officer Information	25

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Franchise Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Global Franchise Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Portfolio Class I	$1,000.00	$1,211.00	$1,020.28	$4.99	$4.56	0.91%
Global Franchise Portfolio Class A	1,000.00	1,208.60	1,018.99	6.41	5.86	1.17
Global Franchise Portfolio Class L	1,000.00	1,206.10	1,016.46	9.19	8.40	1.68
Global Franchise Portfolio Class C	1,000.00	1,204.70	1,015.22	10.55	9.64	1.93
Global Franchise Portfolio Class IS	1,000.00	1,211.00	1,020.58	4.66	4.26	0.85

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (97.9%)
France (6.3%)
L'Oreal SA	188,838	$53,790
Pernod Ricard SA	303,153	55,864
		109,654
Germany (6.1%)
SAP SE	773,041	106,263
Italy (1.1%)
Davide Campari-Milano SpA	1,936,127	18,956
Netherlands (3.7%)
Heineken N.V.	581,394	64,895
United Kingdom (21.6%)
British American Tobacco PLC	1,336,750	46,658
Experian PLC	1,418,553	43,064
Reckitt Benckiser Group PLC	1,703,104	134,592
RELX PLC	1,826,940	44,402
RELX PLC	706,527	17,098
Unilever PLC	1,455,580	90,388
		376,202
United States (59.1%)
Abbott Laboratories	681,152	57,285
Accenture PLC, Class A	447,032	82,598
Automatic Data Processing, Inc.	360,822	59,655
Baxter International, Inc.	881,647	72,207
Becton Dickinson & Co.	217,413	54,790
Church & Dwight Co., Inc.	302,254	22,083
Clorox Co. (The)	90,305	13,827
Coca-Cola Co. (The)	1,172,764	59,717
Danaher Corp.	457,012	65,316
Factset Research Systems, Inc.	84,300	24,157
Fidelity National Information Services, Inc.	303,490	37,232
Fox Corp., Class A (a)	391,862	14,358
Fox Corp., Class B (a)	326,318	11,920
Microsoft Corp.	1,012,385	135,619
Moody's Corp.	116,721	22,797
NIKE, Inc., Class B	382,109	32,078
Philip Morris International, Inc.	1,489,241	116,950
Visa, Inc., Class A	532,254	92,373
Zoetis, Inc.	486,548	55,218
		1,030,180
Total Common Stocks (Cost $1,297,696)		1,706,150
Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $44,633)	44,633,395	44,633
Total Investments (100.5%) (Cost $1,342,329) (b)(c)		1,750,783
Liabilities in Excess of Other Assets (–0.5%)		(7,939)
Net Assets (100.0%)		$1,742,844

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $675,970,000 and 38.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(c)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $437,179,000 and the aggregate gross unrealized depreciation is approximately $28,725,000, resulting in net unrealized appreciation of approximately $408,454,000.

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	15.5%
Health Care Equipment & Supplies	14.3
Software	13.8
Other*	11.7
Beverages	11.4
Household Products	9.7
Tobacco	9.4
Personal Products	8.2
Professional Services	6.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,297,696)	$1,706,150
Investment in Security of Affiliated Issuer, at Value (Cost $44,633)	44,633
Total Investments in Securities, at Value (Cost $1,342,329)	1,750,783
Dividends Receivable	3,943
Receivable for Fund Shares Sold	1,722
Tax Reclaim Receivable	580
Receivable from Affiliate	63
Other Assets	149
Total Assets	1,757,240
Liabilities:
Payable for Investments Purchased	10,101
Payable for Advisory Fees	3,171
Payable for Fund Shares Redeemed	679
Payable for Shareholder Services Fees — Class A	48
Payable for Distribution and Shareholder Services Fees — Class L	5
Payable for Distribution and Shareholder Services Fees — Class C	63
Payable for Administration Fees	115
Payable for Sub Transfer Agency Fees — Class I	69
Payable for Sub Transfer Agency Fees — Class A	14
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	2
Payable for Professional Fees	49
Payable for Transfer Agency Fees — Class I	6
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Custodian Fees	8
Other Liabilities	63
Total Liabilities	14,396
Net Assets	$1,742,844
Net Assets Consist of:
Paid-in-Capital	$1,277,477
Total Distributable Earnings	465,367
Net Assets	$1,742,844

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2019 (000)
CLASS I:
Net Assets	$1,312,070
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	47,051,132
Net Asset Value, Offering and Redemption Price Per Share	$27.89
CLASS A:
Net Assets	$239,575
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,796,732
Net Asset Value, Redemption Price Per Share	$27.23
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.51
Maximum Offering Price Per Share	$28.74
CLASS L:
Net Assets	$8,062
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	296,936
Net Asset Value, Offering and Redemption Price Per Share	$27.15
CLASS C:
Net Assets	$80,504
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,020,126
Net Asset Value, Offering and Redemption Price Per Share	$26.66
CLASS IS:
Net Assets	$102,633
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,680,764
Net Asset Value, Offering and Redemption Price Per Share	$27.88

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $450 of Foreign Taxes Withheld)	$17,991
Dividends from Security of Affiliated Issuer (Note G)	460
Total Investment Income	18,451
Expenses:
Advisory Fees (Note B)	5,929
Administration Fees (Note C)	635
Shareholder Services Fees — Class A (Note D)	246
Distribution and Shareholder Services Fees — Class L (Note D)	28
Distribution and Shareholder Services Fees — Class C (Note D)	329
Sub Transfer Agency Fees — Class I	311
Sub Transfer Agency Fees — Class A	65
Sub Transfer Agency Fees — Class L	2
Sub Transfer Agency Fees — Class C	24
Professional Fees	59
Registration Fees	49
Custodian Fees (Note F)	31
Shareholder Reporting Fees	27
Directors' Fees and Expenses	19
Transfer Agency Fees — Class I (Note E)	8
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class IS (Note E)	1
Pricing Fees	1
Other Expenses	24
Total Expenses	7,793
Rebate from Morgan Stanley Affiliate (Note G)	(41)
Net Expenses	7,752
Net Investment Income	10,699
Realized Gain (Loss):
Investments Sold	47,617
Foreign Currency Translation	(148)
Net Realized Gain	47,469
Change in Unrealized Appreciation (Depreciation):
Investments	239,728
Foreign Currency Translation	7
Net Change in Unrealized Appreciation (Depreciation)	239,735
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	287,204
Net Increase in Net Assets Resulting from Operations	$297,903

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$10,699	$13,172
Net Realized Gain	47,469	53,237
Net Change in Unrealized Appreciation (Depreciation)	239,735	(97,028)
Net Increase (Decrease) in Net Assets Resulting from Operations	297,903	(30,619)
Dividends and Distributions to Shareholders:
Class I	—	(46,526)
Class A	—	(7,892)
Class L	—	(359)
Class C	—	(2,499)
Class IS	—	(11,432)
Total Dividends and Distributions to Shareholders	—	(68,708)
Capital Share Transactions:(1)
Class I:
Subscribed	311,711	408,679
Distributions Reinvested	—	45,332
Redeemed	(125,020)	(223,714)
Class A:
Subscribed	74,269	40,032
Distributions Reinvested	—	7,833
Redeemed	(21,574)	(32,392)
Class L:
Exchanged	144	199
Distributions Reinvested	—	358
Redeemed	(761)	(728)
Class C:
Subscribed	18,562	19,817
Distributions Reinvested	—	2,481
Redeemed	(5,300)	(10,618)
Class IS:
Subscribed	7	125,041
Distributions Reinvested	—	11,432
Redeemed	(143,056)	(4,502)
Net Increase in Net Assets Resulting from Capital Share Transactions	108,982	389,250
Total Increase in Net Assets	406,885	289,923
Net Assets:
Beginning of Period	1,335,959	1,046,036
End of Period	$1,742,844	$1,335,959

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Global Franchise Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	12,104	16,522
Shares Issued on Distributions Reinvested	—	1,916
Shares Redeemed	(4,924)	(9,029)
Net Increase in Class I Shares Outstanding	7,180	9,409
Class A:
Shares Subscribed	2,961	1,634
Shares Issued on Distributions Reinvested	—	338
Shares Redeemed	(865)	(1,333)
Net Increase in Class A Shares Outstanding	2,096	639
Class L:
Shares Exchanged	6	9
Shares Issued on Distributions Reinvested	—	15
Shares Redeemed	(34)	(30)
Net Decrease in Class L Shares Outstanding	(28)	(6)
Class C:
Shares Subscribed	737	830
Shares Issued on Distributions Reinvested	—	109
Shares Redeemed	(214)	(445)
Net Increase in Class C Shares Outstanding	523	494
Class IS:
Shares Subscribed	— @@	4,898
Shares Issued on Distributions Reinvested	—	483
Shares Redeemed	(5,178)	(183)
Net Increase (Decrease) in Class IS Shares Outstanding	(5,178)	5,198

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Franchise Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$23.03		$24.72		$20.56		$20.33		$20.27		$20.77
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.18		0.29		0.27		0.30		0.31		0.41
Net Realized and Unrealized Gain (Loss)	4.68		(0.63)		5.05		0.84		1.02		0.57
Total from Investment Operations	4.86		(0.34)		5.32		1.14		1.33		0.98
Distributions from and/or in Excess of:
Net Investment Income	—		(0.27)		(0.24)		(0.28)		(0.35)		(0.37)
Net Realized Gain	—		(1.08)		(0.92)		(0.63)		(0.92)		(1.11)
Total Distributions	—		(1.35)		(1.16)		(0.91)		(1.27)		(1.48)
Net Asset Value, End of Period	$27.89		$23.03		$24.72		$20.56		$20.33		$20.27
Total Return(3)	21.10	%(6)	(1.50)%		25.85%		5.64%		6.50%		4.82%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,312,042		$918,409		$753,107		$601,340		$505,321		$515,012
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		0.98%		0.99%		N/A
Ratio of Expenses After Expense Limitation	0.91	%(4)(7)	0.94	%(4)	0.98	%(4)	0.97	%(4)	0.98	%(4)	0.97	%(4)
Ratio of Net Investment Income	1.43	%(4)(7)	1.14	%(4)	1.17	%(4)	1.40	%(4)	1.46	%(4)	1.94	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	11	%(6)	27%		28%		30%		37%		33%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Franchise Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$22.53		$24.21		$20.16		$19.96		$19.92		$20.44
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.21		0.22		0.23		0.24		0.34
Net Realized and Unrealized Gain (Loss)	4.55		(0.61)		4.94		0.83		1.02		0.55
Total from Investment Operations	4.70		(0.40)		5.16		1.06		1.26		0.89
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)		(0.19)		(0.23)		(0.30)		(0.30)
Net Realized Gain	—		(1.08)		(0.92)		(0.63)		(0.92)		(1.11)
Total Distributions	—		(1.28)		(1.11)		(0.86)		(1.22)		(1.41)
Net Asset Value, End of Period	$27.23		$22.53		$24.21		$20.16		$19.96		$19.92
Total Return(3)	20.86	%(6)	(1.77)%		25.58%		5.36%		6.25%		4.45%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$239,575		$150,936		$146,722		$104,306		$75,297		$64,515
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		1.23%		1.25%		N/A
Ratio of Expenses After Expense Limitation	1.17	%(4)(7)	1.23	%(4)	1.21	%(4)	1.22	%(4)	1.25	%(4)	1.27	%(4)
Ratio of Net Investment Income	1.21	%(4)(7)	0.84	%(4)	0.94	%(4)	1.13	%(4)	1.15	%(4)	1.64	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	11	%(6)	27%		28%		30%		37%		33%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Franchise Portfolio

	Class L
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$22.51		$24.18		$20.13		$19.91		$19.87		$20.39
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.09		0.10		0.13		0.15		0.25
Net Realized and Unrealized Gain (Loss)	4.56		(0.62)		4.93		0.82		1.00		0.55
Total from Investment Operations	4.64		(0.53)		5.03		0.95		1.15		0.80
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.06)		(0.10)		(0.19)		(0.21)
Net Realized Gain	—		(1.08)		(0.92)		(0.63)		(0.92)		(1.11)
Total Distributions	—		(1.14)		(0.98)		(0.73)		(1.11)		(1.32)
Net Asset Value, End of Period	$27.15		$22.51		$24.18		$20.13		$19.91		$19.87
Total Return(3)	20.61	%(6)	(2.29)%		24.98%		4.82%		5.72%		4.00%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,062		$7,312		$7,993		$7,449		$8,898		$9,315
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		1.72%		1.73%		N/A
Ratio of Expenses After Expense Limitation	1.68	%(4)(7)	1.73	%(4)	1.70	%(4)	1.71	%(4)	1.72	%(4)	1.72	%(4)
Ratio of Net Investment Income	0.62	%(4)(7)	0.36	%(4)	0.44	%(4)	0.65	%(4)	0.72	%(4)	1.19	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	11	%(6)	27%		28%		30%		37%		33%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Franchise Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from September 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$22.13		$23.82		$19.88		$19.75		$19.79
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.05		0.03		0.04		0.06		0.01
Net Realized and Unrealized Gain (Loss)	4.48		(0.60)		4.86		0.84		1.02
Total from Investment Operations	4.53		(0.57)		4.90		0.90		1.03
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		(0.04)		(0.14)		(0.28)
Net Realized Gain	—		(1.08)		(0.92)		(0.63)		(0.79)
Total Distributions	—		(1.12)		(0.96)		(0.77)		(1.07)
Net Asset Value, End of Period	$26.66		$22.13		$23.82		$19.88		$19.75
Total Return(4)	20.47	%(7)	(2.51)%		24.63%		4.58%		5.11	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$80,504		$55,271		$47,726		$29,650		$5,765
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		2.00%		N/A
Ratio of Expenses After Expense Limitation	1.93	%(5)(8)	1.96	%(5)	1.98	%(5)	1.99	%(5)	2.03	%(5)(8)
Ratio of Net Investment Income	0.41	%(5)(8)	0.12	%(5)	0.16	%(5)	0.29	%(5)	0.11	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	11	%(7)	27%		28%		30%		37%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Franchise Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from December 15, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$23.03		$24.72		$20.55		$20.33		$21.49
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.17		0.32		0.29		0.21		0.12
Net Realized and Unrealized Gain (Loss)	4.68		(0.65)		5.05		0.93		0.00	(4)
Total from Investment Operations	4.85		(0.33)		5.34		1.14		0.12
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)		(0.25)		(0.29)		(0.36)
Net Realized Gain	—		(1.08)		(0.92)		(0.63)		(0.92)
Total Distributions	—		(1.36)		(1.17)		(0.92)		(1.28)
Net Asset Value, End of Period	$27.88		$23.03		$24.72		$20.55		$20.33
Total Return(5)	21.10	%(8)	(1.45)%		26.00%		5.70%		0.45	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$102,661		$204,031		$90,488		$19,334		$9
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		0.94%		16.54	%(9)
Ratio of Expenses After Expense Limitation	0.85	%(6)(9)	0.88	%(6)	0.91	%(6)	0.92	%(6)	0.94	%(6)(9)
Ratio of Net Investment Income	1.38	%(6)(9)	1.30	%(6)	1.23	%(6)	0.99	%(6)	0.95	%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	11	%(8)	27%		28%		30%		37%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Franchise Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$59,717	$139,715	$—	$199,432
Capital Markets	46,954	—	—	46,954
Health Care Equipment & Supplies	249,598	—	—	249,598
Household Products	35,910	134,592	—	170,502
Information Technology Services	271,858	—	—	271,858
Media	26,278	—	—	26,278
Personal Products	—	144,178	—	144,178
Pharmaceuticals	55,218	—	—	55,218
Professional Services	—	104,564	—	104,564
Software	135,619	106,263	—	241,882
Textiles, Apparel & Luxury Goods	32,078	—	—	32,078
Tobacco	116,950	46,658	—	163,608
Total Common Stocks	1,030,180	675,970	—	1,706,150
Short-Term Investment
Investment Company	44,633	—	—	44,633
Total Assets	$1,074,813	$675,970	$—	$1,750,783

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2019, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.74% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended June 30, 2019.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $372,242,000 and $175,718,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the

Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $41,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$63,220	$380,146	$398,733	$460
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$44,633

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$12,935	$55,773	$11,212	$35,316

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits and a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(5,354)	$5,354

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$745	$1,772

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 21.3%.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was lower than its peer group average, the actual management fee was higher than but close to its peer group average and the total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

23

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President
Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGFSAN
2663890 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	24
Privacy Notice	26
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Infrastructure Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Global Infrastructure Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Infrastructure Portfolio Class I	$1,000.00	$1,196.90	$1,019.98	$5.28	$4.86	0.97%
Global Infrastructure Portfolio Class A	1,000.00	1,195.80	1,018.79	6.59	6.06	1.21
Global Infrastructure Portfolio Class L	1,000.00	1,192.20	1,015.97	9.68	8.90	1.78
Global Infrastructure Portfolio Class C	1,000.00	1,190.60	1,014.53	11.24	10.34	2.07
Global Infrastructure Portfolio Class IS	1,000.00	1,196.90	1,020.13	5.12	4.71	0.94
Global Infrastructure Portfolio Class IR	1,000.00	1,197.90	1,020.13	5.12	4.71	0.94

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (95.2%)
Australia (5.4%)
APA Group	319,035	$2,423
Atlas Arteria Ltd.	519,886	2,867
Sydney Airport	667,278	3,770
Transurban Group	1,000,638	10,367
		19,427
Brazil (0.4%)
Energisa SA (Units) (a)	108,200	1,298
Canada (14.7%)
Enbridge, Inc.	402,975	14,555
Hydro One Ltd.	928,336	16,191
Pembina Pipeline Corp.	190,668	7,098
TC Energy Corp. (b)	290,361	14,395
		52,239
China (3.0%)
China Gas Holdings Ltd. (c)	1,705,200	6,330
China Tower Corp. Ltd. H Shares (c)	2,930,000	771
ENN Energy Holdings Ltd. (c)	358,900	3,495
		10,596
France (5.5%)
Aeroports de Paris	12,760	2,252
Getlink SE	326,200	5,227
Vinci SA	117,460	12,043
		19,522
Hong Kong (0.6%)
China Everbright International Ltd.	2,351,000	2,173
India (1.1%)
Azure Power Global Ltd. (d)	369,689	3,900
Italy (2.8%)
Atlantia SpA	152,772	3,975
Infrastrutture Wireless Italiane SpA	116,240	1,137
Italgas SpA	253,998	1,705
Snam SpA	578,840	2,880
Terna Rete Elettrica Nazionale SpA	27,950	178
		9,875
Mexico (6.9%)
Promotora y Operadora de Infraestructura SAB de CV	2,455,576	24,446
Netherlands (0.4%)
Koninklijke Vopak N.V.	33,030	1,526
New Zealand (0.5%)
Auckland International Airport Ltd.	284,601	1,886
Spain (7.1%)
Aena SME SA	15,580	3,088
Atlantica Yield PLC	735,062	16,664
Cellnex Telecom SA (d)	4,475	166
Ferrovial SA	164,773	4,218
Red Electrica Corp., SA	54,130	1,127
		25,263
	Shares	Value (000)
Switzerland (0.7%)
Flughafen Zurich AG (Registered)	12,620	$2,374
United Kingdom (7.4%)
John Laing Group PLC	1,310,441	6,564
National Grid PLC	1,343,577	14,278
Pennon Group PLC	154,611	1,459
Severn Trent PLC	70,626	1,838
United Utilities Group PLC	231,308	2,301
		26,440
United States (38.7%)
American Electric Power Co., Inc.	6,130	539
American Tower Corp. REIT	127,030	25,970
American Water Works Co., Inc.	63,550	7,372
Aqua America, Inc.	107,719	4,456
Atmos Energy Corp.	69,496	7,336
CenterPoint Energy, Inc.	66,520	1,904
Cheniere Energy, Inc. (d)	98,450	6,739
Consolidated Edison, Inc.	87,620	7,683
Crown Castle International Corp. REIT	110,562	14,412
Edison International	112,917	7,612
Eversource Energy	101,641	7,700
Kinder Morgan, Inc.	487,920	10,188
NiSource, Inc.	131,368	3,783
ONEOK, Inc.	70,320	4,839
SBA Communications Corp. REIT (d)	2,380	535
Sempra Energy	95,436	13,117
Targa Resources Corp.	49,710	1,952
Williams Cos., Inc. (The)	399,103	11,191
Xcel Energy, Inc.	6,090	362
		137,690
Total Common Stocks (Cost $265,575)		338,655
Short-Term Investments (9.3%)
Securities held as Collateral on Loaned Securities (4.1%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	11,170,381	11,170
	Face Amount (000)
Repurchase Agreements (1.0%)
Barclays Capital, Inc., (2.50%, dated 6/28/19, due 7/1/19; proceeds $518; fully collateralized by a U.S. Government obligation; 3.63% due 2/15/44; valued at $528)	$518	518

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Global Infrastructure Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Merrill Lynch & Co., Inc., (2.48%, dated 6/28/19, due 7/1/19; proceeds $2,897; fully collateralized by U.S. Government obligations; 2.13% - 2.50% due 2/15/41 - 5/15/46; valued at $2,955)	$2,897	$2,897
		3,415
Total Securities held as Collateral on Loaned Securities (Cost $14,585)		14,585
	Shares
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $18,640)	18,639,502	18,640
Total Short-Term Investments (Cost $33,225)		33,225
Total Investments (104.5%) (Cost $298,800) Including $14,119 of Securities Loaned (e)(f)		371,880
Liabilities in Excess of Other Assets (–4.5%)		(15,956)
Net Assets (100.0%)		$355,924

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  All or a portion of this security was on loan at June 30, 2019.

(c)  Security trades on the Hong Kong exchange.

(d)  Non-income producing security.

(e)  The approximate fair value and percentage of net assets, $102,418,000 and 28.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(f)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $75,859,000 and the aggregate gross unrealized depreciation is approximately $2,779,000, resulting in net unrealized appreciation of approximately $73,080,000.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	31.8%
Electricity Transmission & Distribution	16.0
Toll Roads	13.1
Communications	12.0
Diversified	6.9
Renewables	5.8
Water	5.5
Short-Term Investments	5.2
Other**	3.7
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding securities held as Collateral on Loaned Securities) as of June 30, 2019.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $268,990)	$342,070
Investment in Security of Affiliated Issuer, at Value (Cost $29,810)	29,810
Total Investments in Securities, at Value (Cost $298,800)	371,880
Foreign Currency, at Value (Cost $354)	354
Cash from Securities Lending	84
Dividends Receivable	1,237
Receivable for Investments Sold	716
Receivable for Fund Shares Sold	114
Tax Reclaim Receivable	80
Receivable from Affiliate	32
Receivable from Securities Lending Income	6
Other Assets	103
Total Assets	374,606
Liabilities:
Collateral on Securities Loaned, at Value	14,669
Payable for Investments Purchased	2,930
Payable for Advisory Fees	608
Payable for Fund Shares Redeemed	198
Payable for Professional Fees	55
Payable for Shareholder Services Fees — Class A	49
Payable for Distribution and Shareholder Services Fees — Class L	2
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Sub Transfer Agency Fees — Class I	20
Payable for Sub Transfer Agency Fees — Class A	27
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Directors' Fees and Expenses	44
Payable for Administration Fees	23
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	15
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Custodian Fees	10
Other Liabilities	26
Total Liabilities	18,682
Net Assets	$355,924
Net Assets Consist of:
Paid-in-Capital	$289,908
Total Distributable Earnings	66,016
Net Assets	$355,924

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2019 (000)
CLASS I:
Net Assets	$83,722
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,643,956
Net Asset Value, Offering and Redemption Price Per Share	$14.83
CLASS A:
Net Assets	$238,103
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	16,107,977
Net Asset Value, Redemption Price Per Share	$14.78
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.82
Maximum Offering Price Per Share	$15.60
CLASS L:
Net Assets	$3,731
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	253,858
Net Asset Value, Offering and Redemption Price Per Share	$14.70
CLASS C:
Net Assets	$2,692
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	185,707
Net Asset Value, Offering and Redemption Price Per Share	$14.49
CLASS IS:
Net Assets	$27,665
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,865,314
Net Asset Value, Offering and Redemption Price Per Share	$14.83
CLASS IR:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	709
Net Asset Value, Offering and Redemption Price Per Share	$14.83
(1) Including: Securities on Loan, at Value:	$14,119

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Infrastructure Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $387 of Foreign Taxes Withheld)	$6,854
Dividends from Security of Affiliated Issuer (Note G)	93
Income from Securities Loaned — Net	34
Total Investment Income	6,981
Expenses:
Advisory Fees (Note B)	1,433
Shareholder Services Fees — Class A (Note D)	285
Distribution and Shareholder Services Fees — Class L (Note D)	14
Distribution and Shareholder Services Fees — Class C (Note D)	13
Administration Fees (Note C)	135
Sub Transfer Agency Fees — Class I	43
Sub Transfer Agency Fees — Class A	77
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	1
Professional Fees	56
Registration Fees	34
Custodian Fees (Note F)	32
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	23
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Reporting Fees	23
Directors' Fees and Expenses	7
Pricing Fees	2
Other Expenses	8
Expenses Before Non Operating Expenses	2,193
Bank Overdraft Expense	1
Total Expenses	2,194
Waiver of Advisory Fees (Note B)	(146)
Reimbursement of Class Specific Expenses — Class I (Note B)	(34)
Reimbursement of Class Specific Expenses — Class A (Note B)	(77)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(7)
Net Expenses	1,927
Net Investment Income	5,054
Realized Loss:
Investments Sold	(3,072)
Foreign Currency Translation	(4)
Net Realized Loss	(3,076)
Change in Unrealized Appreciation (Depreciation):
Investments	57,906
Foreign Currency Translation	8
Net Change in Unrealized Appreciation (Depreciation)	57,914
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	54,838
Net Increase in Net Assets Resulting from Operations	$59,892

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Global Infrastructure Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$5,054	$7,315
Net Realized Gain (Loss)	(3,076)	12,249
Net Change in Unrealized Appreciation (Depreciation)	57,914	(49,202)
Net Increase (Decrease) in Net Assets Resulting from Operations	59,892	(29,638)
Dividends and Distributions to Shareholders:
Class I	—	(5,882)
Class A	—	(17,909)
Class L	—	(302)
Class C	—	(197)
Class IS	—	(2,024)
Class IR	—	(1)
Total Dividends and Distributions to Shareholders	—	(26,315)
Capital Share Transactions:(1)
Class I:
Subscribed	12,378	19,564
Distributions Reinvested	—	5,871
Redeemed	(7,293)	(42,709)
Class A:
Subscribed	1,078	5,187
Distributions Reinvested	—	17,545
Redeemed	(16,516)	(49,956)
Class L:
Exchanged	2	11
Distributions Reinvested	—	295
Redeemed	(746)	(1,420)
Class C:
Subscribed	5	692
Distributions Reinvested	—	197
Redeemed	(363)	(1,417)
Class IS:
Subscribed	2,808	19,545
Distributions Reinvested	—	2,023
Redeemed	(4,407)	(3,149)
Class IR:
Subscribed	—	10 (a)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(13,054)	(27,711)
Total Increase (Decrease) in Net Assets	46,838	(83,664)
Net Assets:
Beginning of Period	309,086	392,750
End of Period	$355,924	$309,086

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Global Infrastructure Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	904	1,382
Shares Issued on Distributions Reinvested	—	453
Shares Redeemed	(532)	(3,068)
Net Increase (Decrease) in Class I Shares Outstanding	372	(1,233)
Class A:
Shares Subscribed	79	382
Shares Issued on Distributions Reinvested	—	1,357
Shares Redeemed	(1,198)	(3,604)
Net Decrease in Class A Shares Outstanding	(1,119)	(1,865)
Class L:
Shares Exchanged	— @@	1
Shares Issued on Distributions Reinvested	—	23
Shares Redeemed	(55)	(103)
Net Decrease in Class L Shares Outstanding	(55)	(79)
Class C:
Shares Subscribed	— @@	49
Shares Issued on Distributions Reinvested	—	15
Shares Redeemed	(26)	(103)
Net Decrease in Class C Shares Outstanding	(26)	(39)
Class IS:
Shares Subscribed	201	1,391
Shares Issued on Distributions Reinvested	—	157
Shares Redeemed	(311)	(223)
Net Increase (Decrease) in Class IS Shares Outstanding	(110)	1,325
Class IR:
Shares Subscribed	—	1 (a)

(a)  For the period June 15, 2018 through December 31, 2018.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Infrastructure Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$12.39		$14.64		$14.02		$12.59		$15.41		$14.26
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.22		0.31		0.44		0.40		0.40		0.28
Net Realized and Unrealized Gain (Loss)	2.22		(1.45)		1.33		1.55		(2.54)		1.87
Total from Investment Operations	2.44		(1.14)		1.77		1.95		(2.14)		2.15
Distributions from and/or in Excess of:
Net Investment Income	—		(0.37)		(0.42)		(0.37)		(0.35)		(0.22)
Net Realized Gain	—		(0.74)		(0.73)		(0.15)		(0.32)		(0.78)
Paid-in-Capital	—		—		—		—		(0.01)		—
Total Distributions	—		(1.11)		(1.15)		(0.52)		(0.68)		(1.00)
Net Asset Value, End of Period	$14.83		$12.39		$14.64		$14.02		$12.59		$15.41
Total Return(3)	19.69	%(8)	(8.02)%		12.70%		15.55%		(13.90)%		15.38%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$83,722		$65,311		$95,219		$58,794		$47,878		$40,477
Ratio of Expenses Before Expense Limitation	1.15	%(9)	1.16%		1.08%		1.04%		1.10%		1.42%
Ratio of Expenses After Expense Limitation	0.97	%(4)(9)	0.97	%(4)	0.91	%(4)(5)	0.85	%(4)	0.88	%(4)(6)	1.08	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	0.97	%(4)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income	3.20	%(4)(9)	2.21	%(4)	2.93	%(4)	2.85	%(4)	2.70	%(4)	1.82	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	14	%(8)	43%		45%		48%		48%		40%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.97% for Class I shares. Prior to July 1, 2017, the maximum ratio was 0.87% for Class I shares.

(6)  Effective March 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.87% for Class I shares. Prior to March 30, 2015, the maximum ratio was 1.15% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Infrastructure Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$12.36		$14.60		$13.99		$12.56		$15.38		$14.25
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.20		0.28		0.39		0.36		0.39		0.24
Net Realized and Unrealized Gain (Loss)	2.22		(1.45)		1.33		1.55		(2.56)		1.86
Total from Investment Operations	2.42		(1.17)		1.72		1.91		(2.17)		2.10
Distributions from and/or in Excess of:
Net Investment Income	—		(0.33)		(0.38)		(0.33)		(0.32)		(0.19)
Net Realized Gain	—		(0.74)		(0.73)		(0.15)		(0.32)		(0.78)
Paid-in-Capital	—		—		—		—		(0.01)		—
Total Distributions	—		(1.07)		(1.11)		(0.48)		(0.65)		(0.97)
Net Asset Value, End of Period	$14.78		$12.36		$14.60		$13.99		$12.56		$15.38
Total Return(3)	19.58	%(8)	(8.22)%		12.37%		15.29%		(14.08)%		14.94%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$238,103		$212,919		$278,780		$275,481		$263,702		$20,815
Ratio of Expenses Before Expense Limitation	1.36	%(9)	1.37%		1.38%		1.37%		1.35%		1.76%
Ratio of Expenses After Expense Limitation	1.21	%(4)(9)	1.21	%(4)	1.15	%(4)(5)	1.10	%(4)	1.12	%(4)(6)	1.42	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.21	%(4)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income	2.93	%(4)(9)	2.00	%(4)	2.63	%(4)	2.60	%(4)	2.67	%(4)	1.53	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	14	%(8)	43%		45%		48%		48%		40%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.21% for Class A shares. Prior to July 1, 2017, the maximum ratio was 1.11% for Class A shares.

(6)  Effective March 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.11% for Class A shares. Prior to March 30, 2015, the maximum ratio was 1.50% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Infrastructure Portfolio

	Class L
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$12.33		$14.55		$13.94		$12.52		$15.34		$14.22
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.16		0.20		0.31		0.28		0.30		0.14
Net Realized and Unrealized Gain (Loss)	2.21		(1.44)		1.33		1.54		(2.55)		1.87
Total from Investment Operations	2.37		(1.24)		1.64		1.82		(2.25)		2.01
Distributions from and/or in Excess of:
Net Investment Income	—		(0.24)		(0.30)		(0.25)		(0.24)		(0.11)
Net Realized Gain	—		(0.74)		(0.73)		(0.15)		(0.32)		(0.78)
Paid-in-Capital	—		—		—		—		(0.01)		—
Total Distributions	—		(0.98)		(1.03)		(0.40)		(0.57)		(0.89)
Net Asset Value, End of Period	$14.70		$12.33		$14.55		$13.94		$12.52		$15.34
Total Return(3)	19.22	%(8)	(8.73)%		11.80%		14.57%		(14.64)%		14.35%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,731		$3,805		$5,634		$5,534		$5,529		$1,115
Ratio of Expenses Before Expense Limitation	1.91	%(9)	1.87%		1.95%		1.95%		1.95%		2.41%
Ratio of Expenses After Expense Limitation	1.78	%(4)(9)	1.78	%(4)	1.72	%(4)(5)	1.67	%(4)	1.69	%(4)(6)	2.00	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.78	%(4)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income	2.31	%(4)(9)	1.41	%(4)	2.06	%(4)	2.03	%(4)	2.06	%(4)	0.91	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	14	%(8)	43%		45%		48%		48%		40%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.78% for Class L shares. Prior to July 1, 2017, the maximum ratio was 1.68% for Class L shares.

(6)  Effective March 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.68% for Class L shares. Prior to March 30, 2015, the maximum ratio was 2.00% for Class L shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Infrastructure Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$12.17		$14.36		$13.81		$12.47		$15.87
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.14		0.16		0.29		0.26		0.17
Net Realized and Unrealized Gain (Loss)	2.18		(1.42)		1.28		1.52		(2.97)
Total from Investment Operations	2.32		(1.26)		1.57		1.78		(2.80)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)		(0.29)		(0.29)		(0.27)
Net Realized Gain	—		(0.74)		(0.73)		(0.15)		(0.32)
Paid-in-Capital	—		—		—		—		(0.01)
Total Distributions	—		(0.93)		(1.02)		(0.44)		(0.60)
Net Asset Value, End of Period	$14.49		$12.17		$14.36		$13.81		$12.47
Total Return(4)	19.06	%(8)	(9.02)%		11.42%		14.35%		(17.62	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,692		$2,580		$3,601		$784		$516
Ratio of Expenses Before Expense Limitation	2.19	%(9)	2.20%		2.23%		2.69%		2.34	%(9)
Ratio of Expenses After Expense Limitation	2.07	%(5)(9)	2.07	%(5)	2.02	%(5)(6)	1.96	%(5)	1.97	%(5)(9)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	2.07	%(5)(9)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	2.05	%(5)(9)	1.14	%(5)	1.96	%(5)	1.90	%(5)	1.81	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.01%		0.00	%(7)(9)
Portfolio Turnover Rate	14	%(8)	43%		45%		48%		48	%(8)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.07% for Class C shares. Prior to July 1, 2017, the maximum ratio was 1.97% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Infrastructure Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$12.38		$14.63		$14.02		$12.58		$15.41		$14.26
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.22		0.32		0.45		0.43		0.53		0.28
Net Realized and Unrealized Gain (Loss)	2.23		(1.46)		1.32		1.53		(2.68)		1.87
Total from Investment Operations	2.45		(1.14)		1.77		1.96		(2.15)		2.15
Distributions from and/or in Excess of:
Net Investment Income	—		(0.37)		(0.43)		(0.37)		(0.35)		(0.22)
Net Realized Gain	—		(0.74)		(0.73)		(0.15)		(0.32)		(0.78)
Paid-in-Capital	—		—		—		—		(0.01)		—
Total Distributions	—		(1.11)		(1.16)		(0.52)		(0.68)		(1.00)
Net Asset Value, End of Period	$14.83		$12.38		$14.63		$14.02		$12.58		$15.41
Total Return(3)	19.69	%(8)	(7.92)%		12.65%		15.66%		(13.96)%		15.38%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$27,665		$24,462		$9,516		$5,921		$2,167		$11
Ratio of Expenses Before Expense Limitation	1.04	%(9)	1.05%		1.06%		1.08%		1.41%		18.56%
Ratio of Expenses After Expense Limitation	0.94	%(4)(9)	0.94	%(4)	0.89	%(4)(5)	0.83	%(4)	0.84	%(4)(6)	1.08	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	0.94	%(4)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income	3.22	%(4)(9)	2.26	%(4)	2.95	%(4)	3.02	%(4)	3.91	%(4)	1.79	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	14	%(8)	43%		45%		48%		48%		40%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.94% for Class IS shares. Prior to July 1, 2017, the maximum ratio was 0.84% for Class IS shares.

(6)  Effective March 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.84% for Class IS shares. Prior to March 30, 2015, the maximum ratio was 1.08% for Class IS shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Infrastructure Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period from June 15, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$12.38		$14.10
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.22		0.20
Net Realized and Unrealized Gain (Loss)	2.23		(0.81)
Total from Investment Operations	2.45		(0.61)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.37)
Net Realized Gain	—		(0.74)
Total Distributions	—		(1.11)
Net Asset Value, End of Period	$14.83		$12.38
Total Return(3)	19.79	%(6)	(4.54	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$11		$9
Ratio of Expenses Before Expense Limitation	17.29	%(7)	18.47	%(7)
Ratio of Expenses After Expense Limitation	0.94	%(4)(7)	0.94	%(4)(7)
Ratios of Expenses After Expense Limitation Excluding Non Operating Expenses	0.94	%(4)(7)	N/A
Ratio of Net Investment Income	3.22	%(4)(7)	2.67	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)(7)
Portfolio Turnover Rate	14	%(6)	43%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Infrastructure Portfolio. The Fund seeks to provide both capital appreciation and income.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), effective April 30, 2019, MSIM

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Company and MSIM Limited are no longer Sub-Advisers to the Fund, each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the

Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$—	$13,370	$—	$13,370
Communications	40,917	2,074	—	42,991
Diversified	1,904	22,825	—	24,729
Electricity Transmission & Distribution	41,385	15,583	—	56,968
Oil & Gas Storage & Transportation	95,193	18,359	—	113,552
Renewables	20,564	—	—	20,564
Toll Roads	24,446	22,436	—	46,882
Water	11,828	7,771	—	19,599
Total Common Stocks	236,237	102,418	—	338,655
Short-Term Investments
Investment Company	29,810	—	—	29,810
Repurchase Agreements	—	3,415	—	3,415
Total Short-Term Investments	29,810	3,415	—	33,225
Total Assets	$266,047	$105,833	$—	$371,880

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$14,119	(a)	$—	$14,119	(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $14,669,000, of which approximately $14,585,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2019, there was uninvested cash of approximately $84,000, which is not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2019:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$14,669	$—	$—	$—	$14,669
Total Borrowings	$14,669	$—	$—	$—	$14,669
Gross amount of recognized liabilities for securities lending transactions					$14,669

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.97% for Class I shares, 1.21% for Class A shares, 1.78% for Class L shares, 2.07% for Class C shares, 0.94% for Class IS shares and 0.94% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $146,000 of advisory fees were waived and approximately $114,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Effective April 30, 2019, MSIM Company and MSIM Limited are no longer Sub-Advisers to the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $45,048,000 and $70,358,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $7,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$6,045	$54,066	$30,301	$93
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$29,810

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$7,366	$18,949	$11,453	$17,296

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(1,636)	$1,636

At December 31, 2018, the Fund had no distributable earnings on a tax basis.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 46.8%.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee was higher than but close to its peer group average and total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

26

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFISGISAN
2663897 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	27
Privacy Notice	29
Director and Officer Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Opportunity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Global Opportunity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Opportunity Portfolio Class I	$1,000.00	$1,259.50	$1,020.23	$5.15	$4.61	0.92%
Global Opportunity Portfolio Class A	1,000.00	1,257.10	1,018.70	6.88	6.16	1.23
Global Opportunity Portfolio Class L	1,000.00	1,257.10	1,018.40	7.22	6.46	1.29
Global Opportunity Portfolio Class C	1,000.00	1,253.10	1,015.22	10.78	9.64	1.93
Global Opportunity Portfolio Class IS	1,000.00	1,259.60	1,020.63	4.71	4.21	0.84
Global Opportunity Portfolio Class IR	1,000.00	1,259.70	1,020.63	4.71	4.21	0.84

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Global Opportunity Portfolio

	Shares	Value (000)
Common Stocks (92.0%)
Argentina (1.2%)
Globant SA (a)	400,053	$40,425
China (12.6%)
China Resources Beer Holdings Co., Ltd. (b)	6,989,333	33,081
Ctrip.com International Ltd. ADR (a)	880,512	32,500
Foshan Haitian Flavouring & Food Co., Ltd., Class A	3,658,976	55,915
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	1,963,447	34,794
Meituan Dianping, Class B (a)(b)	6,606,700	57,969
TAL Education Group ADR (a)	5,622,668	214,224
		428,483
Denmark (4.8%)
DSV A/S	1,649,526	161,949
France (3.3%)
Hermes International	156,062	112,558
Hong Kong (0.9%)
Haidilao International Holding Ltd. (c)	7,318,000	30,621
India (4.4%)
HDFC Bank Ltd.	4,225,795	150,046
Italy (3.7%)
Moncler SpA	2,925,914	125,097
Japan (4.6%)
Calbee, Inc.	1,484,200	39,996
Keyence Corp.	149,300	91,751
Nihon M&A Center, Inc.	948,900	22,843
		154,590
Korea, Republic of (0.6%)
NAVER Corp.	218,467	21,567
Switzerland (0.9%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	366	29,780
United Kingdom (2.3%)
Fevertree Drinks PLC	1,332,560	39,368
Reckitt Benckiser Group PLC	470,211	37,160
		76,528
United States (52.7%)
Adobe, Inc. (a)	454,453	133,905
Agilon Health Topco, Inc. (a)(d)(e)(f) (acquisition cost — $11,376; acquired 11/7/18)	30,083	11,658
Alphabet, Inc., Class C (a)	123,722	133,732
Amazon.com, Inc. (a)	118,431	224,265
Booking Holdings, Inc. (a)	60,119	112,706
EPAM Systems, Inc. (a)	616,536	106,722
Facebook, Inc., Class A (a)	581,553	112,240
Farfetch Ltd., Class A (a)	2,382,500	49,556
GrubHub, Inc. (a)	350,567	27,341
Intuitive Surgical, Inc. (a)	99,585	52,237
Martin Marietta Materials, Inc.	214,887	49,448
Mastercard, Inc., Class A	882,769	233,519
	Shares	Value (000)
salesforce.com, Inc. (a)	517,815	$78,568
ServiceNow, Inc. (a)	501,970	137,826
Spotify Technology SA (a)	345,384	50,502
Uber Technologies, Inc. (a)	868,916	40,300
Uber Technologies, Inc. (a)(g) (acquisition cost — $8,232; acquired 12/3/15)	168,793	7,372
Visa, Inc., Class A	771,427	133,881
Vulcan Materials Co.	370,317	50,848
Zillow Group, Inc., Class A (a)	599,405	27,429
Zillow Group, Inc., Class C (a)	199,211	9,241
		1,783,296
Total Common Stocks (Cost $2,130,804)		3,114,940
Preferred Stocks (0.3%)
United States (0.3%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost — $1,594; acquired 4/16/14)	39,153	5,009
Magic Leap Series C (a)(d)(e)(f) (acquisition cost — $3,175; acquired 12/22/15)	137,829	3,721
Total Preferred Stocks (Cost $4,769)		8,730
Short-Term Investment (7.9%)
Investment Company (7.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $268,393)	268,393,445	268,393
Total Investments Excluding Purchased Options (100.2%) (Cost $2,403,966)		3,392,063
Total Purchased Options Outstanding (0.1%) (Cost $11,316)		3,446
Total Investments (100.3%) (Cost $2,415,282) (h)(i)		3,395,509
Liabilities in Excess of Other Assets (–0.3%)		(8,856)
Net Assets (100.0%)		$3,386,653

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Security has been deemed illiquid at June 30, 2019.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2019 amounts to approximately $20,388,000 and represents 0.6% of net assets.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Global Opportunity Portfolio

(f)  At June 30, 2019, the Fund held fair valued securities valued at approximately $20,388,000, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(g)  Security has been deemed by the investment manager to be illiquid and is subject to restrictions on resale. At June 30, 2019, this security amounted to approximately $7,372,000, which represents 0.2% of net assets of the Fund.

(h)  The approximate fair value and percentage of net assets, $894,449,000 and 26.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(i)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,022,501,000 and the aggregate gross unrealized depreciation is approximately $42,274,000, resulting in net unrealized appreciation of approximately $980,227,000.

ADR  American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.58	Jan-20	491,307,627	491,308	$1,133	$2,515	$(1,382)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul-19	583,418,790	583,419	1	2,843	(2,842)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun-20	634,542,637	634,543	2,071	3,274	(1,203)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct-19	456,373,516	456,374	241	2,684	(2,443)
							$3,446	$11,316	$(7,870)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.1%
Internet & Direct Marketing Retail	15.0
Information Technology Services	14.0
Software	11.5
Interactive Media & Services	9.0
Short-Term Investments	7.9
Textiles, Apparel & Luxury Goods	7.0
Diversified Consumer Services	6.3
Road & Rail	6.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Opportunity Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $2,146,889)	$3,127,116
Investment in Security of Affiliated Issuer, at Value (Cost $268,393)	268,393
Total Investments in Securities, at Value (Cost $2,415,282)	3,395,509
Foreign Currency, at Value (Cost $919)	920
Receivable for Fund Shares Sold	4,863
Receivable for Investments Sold	1,090
Dividends Receivable	918
Receivable from Affiliate	495
Tax Reclaim Receivable	423
Other Assets	301
Total Assets	3,404,519
Liabilities:
Payable for Advisory Fees	5,681
Due to Broker	3,780
Deferred Capital Gain Country Tax	2,650
Payable for Investments Purchased	2,501
Payable for Fund Shares Redeemed	2,312
Payable for Shareholder Services Fees — Class A	200
Payable for Distribution and Shareholder Services Fees — Class L	10
Payable for Distribution and Shareholder Services Fees — Class C	175
Payable for Administration Fees	215
Payable for Sub Transfer Agency Fees — Class I	22
Payable for Sub Transfer Agency Fees — Class A	113
Payable for Sub Transfer Agency Fees — Class L	2
Payable for Sub Transfer Agency Fees — Class C	6
Payable for Transfer Agency Fees — Class I	4
Payable for Transfer Agency Fees — Class A	94
Payable for Transfer Agency Fees — Class L	15
Payable for Transfer Agency Fees — Class C	4
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Professional Fees	50
Other Liabilities	32
Total Liabilities	17,866
Net Assets	$3,386,653
Net Assets Consist of:
Paid-in-Capital	$2,466,365
Total Distributable Earnings	920,288
Net Assets	$3,386,653
The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Opportunity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2019 (000)
CLASS I:
Net Assets	$2,018,340
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	74,537,060
Net Asset Value, Offering and Redemption Price Per Share	$27.08
CLASS A:
Net Assets	$998,766
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	38,174,003
Net Asset Value, Redemption Price Per Share	$26.16
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.45
Maximum Offering Price Per Share	$27.61
CLASS L:
Net Assets	$40,135
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,554,558
Net Asset Value, Offering and Redemption Price Per Share	$25.82
CLASS C:
Net Assets	$219,937
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,745,883
Net Asset Value, Offering and Redemption Price Per Share	$25.15
CLASS IS:
Net Assets	$41,094
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,515,065
Net Asset Value, Offering and Redemption Price Per Share	$27.12
CLASS IR:
Net Assets	$68,381
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,517,723
Net Asset Value, Offering and Redemption Price Per Share	$27.16

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Opportunity Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $664 of Foreign Taxes Withheld)	$8,501
Dividends from Security of Affiliated Issuer (Note G)	2,462
Total Investment Income	10,963
Expenses:
Advisory Fees (Note B)	10,817
Shareholder Services Fees — Class A (Note D)	1,144
Distribution and Shareholder Services Fees — Class L (Note D)	142
Distribution and Shareholder Services Fees — Class C (Note D)	954
Sub Transfer Agency Fees — Class I	642
Sub Transfer Agency Fees — Class A	503
Sub Transfer Agency Fees — Class L	10
Sub Transfer Agency Fees — Class C	77
Administration Fees (Note C)	1,173
Transfer Agency Fees — Class I (Note E)	18
Transfer Agency Fees — Class A (Note E)	126
Transfer Agency Fees — Class L (Note E)	18
Transfer Agency Fees — Class C (Note E)	8
Transfer Agency Fees — Class IS (Note E)	1
Transfer Agency Fees — Class IR (Note E)	1
Custodian Fees (Note F)	147
Registration Fees	114
Shareholder Reporting Fees	87
Professional Fees	72
Directors' Fees and Expenses	34
Pricing Fees	2
Other Expenses	31
Expenses Before Non Operating Expenses	16,121
Bank Overdraft Expense	1
Total Expenses	16,122
Rebate from Morgan Stanley Affiliate (Note G)	(211)
Distribution Fees — Class L Shares Waived (Note D)	(85)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Net Expenses	15,825
Net Investment Loss	(4,862)
Realized Gain (Loss):
Investments Sold	(19,267)
Foreign Currency Translation	37
Net Realized Loss	(19,230)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $2,273)	670,206
Foreign Currency Translation	(9)
Net Change in Unrealized Appreciation (Depreciation)	670,197
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	650,967
Net Increase in Net Assets Resulting from Operations	$646,105

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Global Opportunity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(4,862)	$(12,237)
Net Realized Loss	(19,230)	(26,956)
Net Change in Unrealized Appreciation (Depreciation)	670,197	(199,476)
Net Increase (Decrease) in Net Assets Resulting from Operations	646,105	(238,669)
Dividends and Distributions to Shareholders:
Class I	—	(9,846)
Class A	—	(7,319)
Class L	—	(294)
Class C	—	(1,269)
Class IS	—	(438)
Class IR	—	(—	@)(a)
Total Dividends and Distributions to Shareholders	—	(19,166)
Capital Share Transactions:(1)
Class I:
Subscribed	515,001	1,221,941
Distributions Reinvested	—	9,644
Redeemed	(209,282)	(639,457)
Class A:
Subscribed	121,623	467,352
Distributions Reinvested	—	7,236
Redeemed	(117,414)	(393,036)
Class L:
Exchanged	45	247
Distributions Reinvested	—	275
Redeemed	(2,367)	(4,377)
Class C:
Subscribed	38,282	107,428
Distributions Reinvested	—	1,268
Redeemed	(19,418)	(33,797)
Class IS:
Subscribed	36,514	65,885
Distributions Reinvested	—	438
Redeemed	(135)	(66,763)
Class IR:
Subscribed	—	66,544	(a)
Net Increase in Net Assets Resulting from Capital Share Transactions	362,849	810,828
Total Increase in Net Assets	1,008,954	552,993
Net Assets:
Beginning of Period	2,377,699	1,824,706
End of Period	$3,386,653	$2,377,699

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Global Opportunity Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	20,713	49,756
Shares Issued on Distributions Reinvested	—	373
Shares Redeemed	(8,358)	(27,089)
Net Increase in Class I Shares Outstanding	12,355	23,040
Class A:
Shares Subscribed	5,060	19,389
Shares Issued on Distributions Reinvested	—	289
Shares Redeemed	(4,877)	(16,730)
Net Increase in Class A Shares Outstanding	183	2,948
Class L:
Shares Exchanged	2	10
Shares Issued on Distributions Reinvested	—	11
Shares Redeemed	(98)	(187)
Net Decrease in Class L Shares Outstanding	(96)	(166)
Class C:
Shares Subscribed	1,622	4,605
Shares Issued on Distributions Reinvested	—	52
Shares Redeemed	(830)	(1,526)
Net Increase in Class C Shares Outstanding	792	3,131
Class IS:
Shares Subscribed	1,420	2,537
Shares Issued on Distributions Reinvested	—	17
Shares Redeemed	(5)	(2,526)
Net Increase in Class IS Shares Outstanding	1,415	28
Class IR:
Shares Subscribed	—	2,518 (a)

(a)  For the period June 15, 2018 through December 31, 2018.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$21.50		$22.94		$15.41		$16.36		$13.98		$13.65
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.07)		(0.06)		(0.05)		(0.05)		(0.06)
Net Realized and Unrealized Gain (Loss)	5.60		(1.20)		7.68		0.18		2.64		1.26
Total from Investment Operations	5.58		(1.27)		7.62		0.13		2.59		1.20
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.17)		(0.09)		(1.08)		(0.21)		(0.87)
Net Asset Value, End of Period	$27.08		$21.50		$22.94		$15.41		$16.36		$13.98
Total Return(3)	25.95	%(7)	(5.66)%		49.44%		1.05%		18.50%		9.04%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,018,340		$1,337,133		$898,008		$255,187		$238,920		$11,037
Ratio of Expenses Before Expense Limitation	N/A		N/A		0.99%		1.07%		1.20%		2.47%
Ratio of Expenses After Expense Limitation	0.92	%(4)(8)	0.94	%(4)(6)	0.79	%(4)	0.80	%(4)	0.98	%(4)(5)	1.17	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	0.92	%(4)(8)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.17	)%(4)(8)	(0.30	)%(4)	(0.31	)%(4)	(0.34	)%(4)	(0.33	)%(4)	(0.42	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	11	%(7)	28%		30%		37%		115%		29%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective December 7, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.81% for Class I shares. Prior to December 7, 2015, the maximum ratio was 1.10% for Class I shares. Prior to January 23, 2015, the maximum ratio was 1.25% for Class I shares.

(6)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to January 1, 2018, the maximum ratio was 0.81% for Class I shares.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$20.81		$22.28		$15.01		$16.03		$13.75		$13.48
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.14)		(0.12)		(0.11)		(0.10)		(0.11)
Net Realized and Unrealized Gain (Loss)	5.41		(1.16)		7.48		0.17		2.59		1.25
Total from Investment Operations	5.35		(1.30)		7.36		0.06		2.49		1.14
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.17)		(0.09)		(1.08)		(0.21)		(0.87)
Net Asset Value, End of Period	$26.16		$20.81		$22.28		$15.01		$16.03		$13.75
Total Return(3)	25.71	%(7)	(5.96)%		49.03%		0.62%		18.16%		8.55%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$998,766		$790,571		$780,705		$340,092		$347,683		$12,952
Ratio of Expenses Before Expense Limitation	N/A		N/A		1.32%		1.41%		1.50%		2.86%
Ratio of Expenses After Expense Limitation	1.23	%(4)(8)	1.26	%(4)(6)	1.12	%(4)	1.17	%(4)	1.25	%(4)(5)	1.56	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.23	%(4)(8)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.50	)%(4)(8)	(0.59	)%(4)	(0.63	)%(4)	(0.70	)%(4)	(0.64	)%(4)	(0.82	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	11	%(7)	28%		30%		37%		115%		29%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective December 7, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.23% for Class A Shares. Prior to December 7, 2015, the maximum ratio was 1.45% for Class A Share. Prior to January 23, 2015, the maximum ratio was 1.60% for class A shares.

(6)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to January 1, 2018, the maximum ratio was 1.23% for Class A shares.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Opportunity Portfolio

	Class L
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$20.54		$22.01		$14.84		$15.87		$13.62		$13.38
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.15)		(0.13)		(0.12)		(0.11)		(0.12)
Net Realized and Unrealized Gain (Loss)	5.35		(1.15)		7.39		0.17		2.57		1.23
Total from Investment Operations	5.28		(1.30)		7.26		0.05		2.46		1.11
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.17)		(0.09)		(1.08)		(0.21)		(0.87)
Net Asset Value, End of Period	$25.82		$20.54		$22.01		$14.84		$15.87		$13.62
Total Return(3)	25.71	%(7)	(6.04)%		48.91%		0.56%		18.03%		8.46%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$40,135		$33,913		$39,979		$30,133		$34,628		$1,091
Ratio of Expenses Before Expense Limitation	1.75	%(8)	1.78%		1.86%		1.93%		2.03%		3.52%
Ratio of Expenses After Expense Limitation	1.29	%(4)(8)	1.32	%(4)(6)	1.20	%(4)	1.25	%(4)	1.30	%(4)(5)	1.64	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.29	%(4)(8)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.55	)%(4)(8)	(0.65	)%(4)	(0.67	)%(4)	(0.79	)%(4)	(0.70	)%(4)	(0.87	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	11	%(7)	28%		30%		37%		115%		29%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.50% for Class L shares. Prior to January 23, 2015, the maximum ratio was 1.65% for Class L shares.

(6)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class L shares. Prior to January 1, 2018, the maximum ratio was 1.50% for Class L shares.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$20.07		$21.64		$14.69		$15.80		$15.25
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.14)		(0.30)		(0.26)		(0.21)		(0.15)
Net Realized and Unrealized Gain (Loss)	5.22		(1.10)		7.30		0.18		0.91
Total from Investment Operations	5.08		(1.40)		7.04		(0.03)		0.76
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.17)		(0.09)		(1.08)		(0.21)
Net Asset Value, End of Period	$25.15		$20.07		$21.64		$14.69		$15.80
Total Return(4)	25.31	%(7)	(6.61)%		47.92%		0.05%		4.95	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$219,937		$159,642		$104,364		$33,801		$20,475
Ratio of Expenses Before Expense Limitation	N/A		N/A		2.01%		2.08%		2.22	%(8)
Ratio of Expenses After Expense Limitation	1.93	%(5)(8)	1.95	%(5)(6)	1.81	%(5)	1.84	%(5)	2.03	%(5)(8)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.93	%(5)(8)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.18	)%(5)(8)	(1.30	)%(5)	(1.33	)%(5)	(1.38	)%(5)	(1.40	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.01%		0.01	%(8)
Portfolio Turnover Rate	11	%(7)	28%		30%		37%		115%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to January 1, 2018, the maximum ratio was 2.20% for Class C shares.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Opportunity Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$21.53		$23.00		$15.44		$16.38		$13.99		$13.65
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.02		(0.00	)(3)	(0.05)		(0.06)		(0.05)		(0.06)
Net Realized and Unrealized Gain (Loss)	5.57		(1.30)		7.70		0.20		2.65		1.27
Total from Investment Operations	5.59		(1.30)		7.65		0.14		2.60		1.21
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.17)		(0.09)		(1.08)		(0.21)		(0.87)
Net Asset Value, End of Period	$27.12		$21.53		$23.00		$15.44		$16.38		$13.99
Total Return(4)	25.96	%(8)	(5.78)%		49.54%		1.11%		18.64%		8.96%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$41,094		$2,156		$1,650		$23		$804		$11
Ratio of Expenses Before Expense Limitation	0.88	%(9)	N/A		1.24%		3.82%		3.56%		19.50%
Ratio of Expenses After Expense Limitation	0.84	%(5)(9)	0.88	%(5)(7)	0.71	%(5)	0.71	%(5)	0.77	%(5)(6)	1.17	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	0.84	%(5)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.12	%(5)(9)	(0.02	)%(5)	(0.23	)%(5)	(0.41	)%(5)	(0.28	)%(5)	(0.42	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	11	%(8)	28%		30%		37%		115%		29%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective December 7, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.72% for Class IS shares. Prior to December 7, 2015, the maximum ratio was 1.03% for Class IS shares. Prior to January 23, 2015, the maximum ratio was 1.18% for Class IS shares.

(7)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class IS shares. Prior to January 1, 2018, the maximum ratio was 0.72% for Class IS shares.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Opportunity Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period from June 15, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$21.56		$26.67
Income (Loss) from Investment Operations:
Net Investment Loss	(0.01)		(0.06)
Net Realized and Unrealized Gain (Loss)	5.61		(4.88)
Total from Investment Operations	5.60		(4.94)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.17)
Net Asset Value, End of Period	$27.16		$21.56
Total Return(3)	25.97	%(5)	(18.63	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$68,381		$54,284
Ratio of Expenses Before Expense Limitation	N/A		N/A
Ratio of Expenses After Expense Limitation	0.84	%(4)(6)	0.88	%(4)(6)
Ratios of Expenses After Expense Limitation Excluding Non Operating Expenses	0.84	%(4)(6)	N/A
Ratio of Net Investment Loss	(0.10	)%(4)(6)	(0.46	)%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01	%(6)
Portfolio Turnover Rate	11	%(5)	28%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS, and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$—	$150,046	$—	$150,046
Beverages	—	107,243	—	107,243
Construction Materials	100,296	—	—	100,296
Diversified Consumer Services	214,224	—	—	214,224
Electronic Equipment, Instruments & Components	—	91,751	—	91,751
Entertainment	50,502	—	—	50,502
Food Products	—	125,691	—	125,691
Health Care Equipment & Supplies	52,237	—	—	52,237
Health Care Technology	—	—	11,658	11,658
Hotels, Restaurants & Leisure	—	30,621	—	30,621
Household Products	—	37,160	—	37,160
Information Technology Services	474,122	—	—	474,122
Interactive Media & Services	282,642	21,567	—	304,209
Internet & Direct Marketing Retail	446,368	57,969	—	504,337
Professional Services	—	22,843	—	22,843
Road & Rail	40,300	169,321	—	209,621
Software	390,724	—	—	390,724
Textiles, Apparel & Luxury Goods	—	237,655	—	237,655
Total Common Stocks	2,051,415	1,051,867	11,658	3,114,940
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	3,721	3,721
Internet & Direct Marketing Retail	—	—	5,009	5,009
Total Preferred Stocks	—	—	8,730	8,730
Call Options Purchased	—	3,446	—	3,446
Short-Term Investment
Investment Company	268,393	—	—	268,393
Total Assets	$2,319,808	$1,055,313	$20,388	$3,395,509

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$11,394	$16,235
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	(7,372)
Change in unrealized appreciation (depreciation)	264	(133)
Realized gains (losses)	—	—
Ending Balance	$11,658	$8,730
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2019	$264	$281

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2019.

	Fair Value at June 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Common Stock	$11,658	Market Transaction Method	Precedent Transaction	$378.16		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.8	x	Increase
			Discount for Lack of Marketability	10.0%		Decrease
Preferred Stocks	$8,730	Market Transaction Method	Precedent Transaction	$27.00		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.6	x	Increase
			Discount for Lack of Marketability	10.0%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency,

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$3,446	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(1,993	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(1,869	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$3,446	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
BNP Paribas	$1,133		$—	$(1,133)	$0
Royal Bank of Scotland	2,313		—	(2,313)	0
Total	$3,446	(a)	$—	$(3,446)	$0

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	1,636,857,000

5.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

6.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2019, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.72% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.40% for Class L shares, 2.10% for Class C shares, 0.95% for Class IS shares and 0.95% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year from the date of the Fund's prospectus, the 12b-1 fees on Class L shares of the Fund to the extent it exceeds 0.30% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2019, this waiver amounted to approximately $85,000.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund 's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $470,280,000 and $302,394,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $211,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$122,351	$430,630	$284,588	$2,462
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$268,393

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible

Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$12,718	$6,448	$7,000	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$7,549	$(7,549)

At December 31, 2018, the Fund had no distributable earnings on a tax basis.

At December 31, 2018, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $23,405,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2018, the Fund intends to defer to January 1, 2019 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$4,524	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 27.7%.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee was higher than its peer group average and total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average, (ii) management fee was acceptable and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

28

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

29

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

31

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGOSAN
2663932 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	18
Investment Advisory Agreement Approval	25
Privacy Notice	27
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Real Estate Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Global Real Estate Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Real Estate Portfolio Class I	$1,000.00	$1,125.10	$1,019.84	$5.27	$5.01	1.00%
Global Real Estate Portfolio Class A	1,000.00	1,123.20	1,018.10	7.11	6.76	1.35
Global Real Estate Portfolio Class L	1,000.00	1,119.90	1,015.62	9.72	9.25	1.85
Global Real Estate Portfolio Class C	1,000.00	1,118.80	1,014.38	11.03	10.49	2.10
Global Real Estate Portfolio Class IS	1,000.00	1,126.20	1,020.13	4.96	4.71	0.94
Global Real Estate Portfolio Class IR	1,000.00	1,125.10	1,020.13	4.95	4.71	0.94

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.9%)
Australia (4.1%)
Dexus REIT	616,934	$5,631
Goodman Group REIT	690,101	7,293
GPT Group (The) REIT	1,178,164	5,095
Mirvac Group REIT	1,842,957	4,057
Scentre Group REIT	2,594,220	7,006
Stockland REIT	621,540	1,821
Vicinity Centres REIT	2,035,606	3,507
		34,410
Austria (0.1%)
Atrium European Real Estate Ltd. (a)	304,568	1,135
Canada (2.0%)
Boardwalk REIT	4,991	152
Crombie Real Estate Investment Trust REIT	117,742	1,354
First Capital Realty, Inc.	368,652	6,153
H&R Real Estate Investment Trust REIT	85,593	1,493
RioCan Real Estate Investment Trust REIT	344,343	6,834
SmartCentres Real Estate Investment Trust REIT	30,514	774
		16,760
China (1.1%)
China Overseas Land & Investment Ltd. (b)	1,130,000	4,170
China Resources Land Ltd. (b)	546,000	2,395
Guangzhou R&F Properties Co., Ltd. H Shares (b)	347,600	669
Longfor Group Holdings Ltd. (b)	656,500	2,478
		9,712
Finland (0.2%)
Kojamo Oyj	90,173	1,345
France (4.9%)
Carmila SA REIT	58,122	1,041
Covivio REIT	21,655	2,267
Gecina SA REIT	43,815	6,557
ICADE REIT	25,625	2,351
Klepierre SA REIT	451,320	15,130
Mercialys SA REIT	181,601	2,398
Unibail-Rodamco-Westfield REIT	75,174	11,262
		41,006
Germany (2.5%)
ADO Properties SA	26,509	1,097
Alstria Office AG REIT	141,371	2,289
Deutsche EuroShop AG	13,875	383
Deutsche Wohnen SE	164,529	6,035
LEG Immobilien AG	12,185	1,374
Vonovia SE	207,225	9,897
		21,075
Hong Kong (10.5%)
Champion REIT	1,903,000	1,583
CK Asset Holdings Ltd.	776,500	6,062
Hongkong Land Holdings Ltd.	2,026,200	13,070
Hysan Development Co., Ltd.	443,014	2,290
Link REIT	1,755,275	21,590
	Shares	Value (000)
New World Development Co., Ltd.	2,527,758	$3,939
Sino Land Co., Ltd.	1,969,048	3,293
Sun Hung Kai Properties Ltd.	1,105,367	18,772
Swire Properties Ltd.	2,716,900	10,981
Wharf Holdings Ltd. (The)	410,763	1,086
Wharf Real Estate Investment Co., Ltd.	858,075	6,028
		88,694
Ireland (0.3%)
Green REIT PLC	326,604	672
Hibernia REIT PLC	1,255,728	2,069
		2,741
Japan (10.4%)
Activia Properties, Inc. REIT	348	1,514
Advance Residence Investment Corp. REIT	834	2,480
Frontier Real Estate Investment Corp. REIT	224	956
GLP J-REIT	2,518	2,869
Hulic Co., Ltd.	122,700	988
Hulic REIT, Inc.	320	556
Invincible Investment Corp. REIT	897	465
Japan Excellent, Inc. REIT	249	365
Japan Hotel REIT Investment Corp.	3,369	2,714
Japan Real Estate Investment Corp. REIT	1,150	6,998
Japan Retail Fund Investment Corp. REIT	1,983	4,009
Kenedix Office Investment Corp. REIT	153	1,095
Mitsubishi Estate Co., Ltd.	818,800	15,275
Mitsui Fudosan Co., Ltd.	570,200	13,845
Mori Trust Sogo Reit, Inc.	711	1,156
Nippon Building Fund, Inc. REIT	1,363	9,332
Nippon Prologis, Inc. REIT	1,264	2,917
Nomura Real Estate Master Fund, Inc. REIT	2,821	4,338
Orix, Inc. J-REIT	587	1,070
Premier Investment Corp. REIT	978	1,286
Sumitomo Realty & Development Co., Ltd.	266,400	9,526
Tokyo Tatemono Co., Ltd.	33,800	376
United Urban Investment Corp. REIT	2,162	3,621
		87,751
Malta (0.0%)
BGP Holdings PLC (a)(c)(d)	12,867,024	19
Netherlands (0.6%)
Eurocommercial Properties N.V. CVA REIT	134,313	3,590
NSI N.V. REIT	19,082	808
Wereldhave N.V. REIT	27,436	719
		5,117
Norway (0.4%)
Entra ASA	167,715	2,575
Norwegian Property ASA	415,440	580
		3,155
Singapore (1.1%)
Ascendas Real Estate Investment Trust REIT	1,191,500	2,748
CapitaLand Commercial Trust REIT	952,495	1,528
CapitaLand Ltd.	92,000	240

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
Singapore (cont'd)
CapitaLand Mall Trust REIT	1,369,000	$2,665
Mapletree Logistics Trust REIT	762,000	896
Suntec Real Estate Investment Trust REIT	394,900	567
UOL Group Ltd.	137,776	769
		9,413
Spain (1.0%)
Inmobiliaria Colonial Socimi SA REIT	225,150	2,508
Merlin Properties Socimi SA REIT	429,907	5,964
		8,472
Sweden (0.6%)
Atrium Ljungberg AB, Class B	66,284	1,197
Castellum AB	45,996	880
Hufvudstaden AB, Class A	138,779	2,360
Kungsleden AB	111,832	922
		5,359
Switzerland (0.2%)
PSP Swiss Property AG (Registered)	13,932	1,629
United Kingdom (5.1%)
British Land Co., PLC (The) REIT	1,627,474	11,138
Capital & Counties Properties PLC	347,270	957
Derwent London PLC REIT	95,943	3,798
Grainger PLC	378,825	1,182
Great Portland Estates PLC REIT	398,963	3,468
Hammerson PLC REIT	891,169	3,140
Intu Properties PLC REIT	507,291	492
Land Securities Group PLC REIT	1,130,622	11,976
LXB Retail Properties PLC (a)	1,800,925	—	@
Segro PLC REIT	225,653	2,093
Shaftesbury PLC REIT	39,357	402
St. Modwen Properties PLC	341,001	1,898
Urban & Civic PLC	646,289	2,721
Workspace Group PLC REIT	9,436	105
		43,370
United States (53.8%)
Alexandria Real Estate Equities, Inc. REIT	43,255	6,103
American Campus Communities, Inc. REIT	100,370	4,633
American Homes 4 Rent, Class A REIT	139,392	3,389
Apartment Investment & Management Co., Class A REIT	43,999	2,205
AvalonBay Communities, Inc. REIT	145,132	29,488
Boston Properties, Inc. REIT	208,322	26,874
Brandywine Realty Trust REIT	33,788	484
Brixmor Property Group, Inc. REIT	384,404	6,873
Camden Property Trust REIT	100,455	10,487
Chesapeake Lodging Trust REIT	62,884	1,787
Columbia Property Trust, Inc. REIT	293,508	6,087
Corporate Office Properties Trust REIT	57,043	1,504
Cousins Properties, Inc. REIT	151,850	5,492
CubeSmart REIT	250,084	8,363
DiamondRock Hospitality Co. REIT	1,057,290	10,932
Digital Realty Trust, Inc. REIT	99,090	11,672
	Shares	Value (000)
Duke Realty Corp. REIT	88,800	$2,807
Equity Residential REIT	202,649	15,385
Essex Property Trust, Inc. REIT	25,532	7,454
Exeter Industrial Value Fund, LP (a)(c)(d)(e)	1,860,000	127
Extra Space Storage, Inc. REIT	43,955	4,664
Gaming and Leisure Properties, Inc. REIT	118,590	4,623
HCP, Inc. REIT	78,684	2,516
Healthcare Realty Trust, Inc. REIT	390,040	12,216
Healthcare Trust of America, Inc., Class A REIT	130,779	3,587
Host Hotels & Resorts, Inc. REIT	995,344	18,135
Hudson Pacific Properties, Inc. REIT	186,836	6,216
Invitation Homes, Inc. REIT	396,830	10,607
JBG SMITH Properties REIT	91,619	3,604
Kilroy Realty Corp. REIT	55,209	4,075
Lexington Realty Trust REIT	172,400	1,622
Life Storage, Inc. REIT	16,834	1,601
Macerich Co. (The) REIT	629,680	21,088
Mack-Cali Realty Corp. REIT	276,487	6,439
Mid-America Apartment Communities, Inc. REIT	46,913	5,525
Paramount Group, Inc. REIT	701,425	9,827
ProLogis, Inc. REIT	344,883	27,625
Public Storage REIT	42,630	10,153
QTS Realty Trust, Inc., Class A REIT	10,329	477
Regency Centers Corp. REIT	170,862	11,403
RLJ Lodging Trust REIT	648,692	11,508
Senior Housing Properties Trust REIT	120,070	993
Simon Property Group, Inc. REIT	306,587	48,980
SL Green Realty Corp. REIT	398,794	32,051
Sunstone Hotel Investors, Inc. REIT	372,239	5,103
UDR, Inc. REIT	89,515	4,018
Ventas, Inc. REIT	16,575	1,133
Vornado Realty Trust REIT	230,902	14,801
Weingarten Realty Investors REIT	114,560	3,141
Welltower, Inc. REIT	59,985	4,891
		454,768
Total Common Stocks (Cost $662,314)		835,931
Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $8,060)	8,060,236	8,060
Total Investments (99.9%) (Cost $670,374) (f)(g)		843,991
Other Assets in Excess of Liabilities (0.1%)		861
Net Assets (100.0%)		$844,852

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

(c)  At June 30, 2019, the Fund held fair valued securities valued at approximately $146,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(d)  Security has been deemed illiquid at June 30, 2019.

(e)  Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of $0. At June 30, 2019, this security had an aggregate market value of approximately $127,000, representing less than 0.05% of net assets.

(f)  The approximate fair value and percentage of net assets, $364,384,000 and 43.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(g)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $207,458,000 and the aggregate gross unrealized depreciation is approximately $33,841,000, resulting in net unrealized appreciation of approximately $173,617,000.

@  Value is less than $500.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	25.4%
Retail	22.0
Office	18.9
Residential	14.6
Other*	7.6
Lodging/Resorts	6.0
Industrial	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $662,314)	$835,931
Investment in Security of Affiliated Issuer, at Value (Cost $8,060)	8,060
Total Investments in Securities, at Value (Cost $670,374)	843,991
Foreign Currency, at Value (Cost $3,126)	3,130
Receivable for Fund Shares Sold	4,082
Dividends Receivable	3,715
Receivable for Investments Sold	951
Tax Reclaim Receivable	395
Receivable from Affiliate	16
Other Assets	139
Total Assets	856,419
Liabilities:
Payable for Fund Shares Redeemed	8,961
Payable for Advisory Fees	1,690
Payable for Investments Purchased	564
Payable for Sub Transfer Agency Fees — Class I	117
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Administration Fees	57
Payable for Professional Fees	46
Payable for Custodian Fees	38
Payable for Transfer Agency Fees — Class I	5
Payable for Transfer Agency Fees — Class A	5
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	4
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Shareholder Services Fees — Class A	3
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	75
Total Liabilities	11,567
Net Assets	$844,852
Net Assets Consist of:
Paid-in-Capital	$665,443
Total Distributable Earnings	179,409
Net Assets	$844,852

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2019 (000)
CLASS I:
Net Assets	$378,162
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	36,555,942
Net Asset Value, Offering and Redemption Price Per Share	$10.34
CLASS A:
Net Assets	$13,711
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,331,534
Net Asset Value, Redemption Price Per Share	$10.30
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.57
Maximum Offering Price Per Share	$10.87
CLASS L:
Net Assets	$1,366
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	134,136
Net Asset Value, Offering and Redemption Price Per Share	$10.18
CLASS C:
Net Assets	$486
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	48,726
Net Asset Value, Offering and Redemption Price Per Share	$9.98
CLASS IS:
Net Assets	$451,118
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	43,601,042
Net Asset Value, Offering and Redemption Price Per Share	$10.35
CLASS IR:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	902
Net Asset Value, Offering and Redemption Price Per Share	$10.34

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $721 of Foreign Taxes Withheld)	$17,564
Dividends from Security of Affiliated Issuer (Note G)	101
Total Investment Income	17,665
Expenses:
Advisory Fees (Note B)	3,539
Administration Fees (Note C)	354
Sub Transfer Agency Fees — Class I	246
Sub Transfer Agency Fees — Class A	7
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Custodian Fees (Note F)	77
Professional Fees	66
Registration Fees	40
Shareholder Reporting Fees	39
Shareholder Services Fees — Class A (Note D)	17
Distribution and Shareholder Services Fees — Class L (Note D)	5
Distribution and Shareholder Services Fees — Class C (Note D)	2
Transfer Agency Fees — Class I (Note E)	7
Transfer Agency Fees — Class A (Note E)	6
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	5
Transfer Agency Fees — Class IR (Note E)	1
Directors' Fees and Expenses	17
Pricing Fees	6
Other Expenses	18
Expenses Before Non Operating Expenses	4,454
Bank Overdraft Expense	14
Total Expenses	4,468
Reimbursement of Class Specific Expenses — Class I (Note B)	(136)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(4)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(8)
Net Expenses	4,316
Net Investment Income	13,349
Realized Gain:
Investments Sold	21,530
Foreign Currency Translation	14
Net Realized Gain	21,544
Change in Unrealized Appreciation (Depreciation):
Investments	73,561
Foreign Currency Translation	(1)
Net Change in Unrealized Appreciation (Depreciation)	73,560
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	95,104
Net Increase in Net Assets Resulting from Operations	$108,453

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$13,349	$31,927
Net Realized Gain	21,544	97,874
Net Change in Unrealized Appreciation (Depreciation)	73,560	(211,792)
Net Increase (Decrease) in Net Assets Resulting from Operations	108,453	(81,991)
Dividends and Distributions to Shareholders:
Class I	—	(43,049)
Class A	—	(1,425)
Class L	—	(74)
Class C	—	(44)
Class IS	—	(59,675)
Class IR	—	(1)
Total Dividends and Distributions to Shareholders	—	(104,268)
Capital Share Transactions:(1)
Class I:
Subscribed	29,349	88,211
Distributions Reinvested	—	32,086
Redeemed	(57,977)	(235,198)
Class A:
Subscribed	808	1,604
Distributions Reinvested	—	1,415
Redeemed	(1,450)	(5,260)
Class L:
Exchanged	—	518
Distributions Reinvested	—	74
Redeemed	(1)	(567)
Class C:
Subscribed	10	200
Distributions Reinvested	—	43
Redeemed	(3)	(53)
Class IS:
Subscribed	32,682	106,012
Distributions Reinvested	—	57,230
Redeemed	(160,788)	(588,634)
Class IR:
Subscribed	—	10 (a)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(157,370)	(542,309)
Total Decrease in Net Assets	(48,917)	(728,568)
Net Assets:
Beginning of Period	893,769	1,622,337
End of Period	$844,852	$893,769

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Global Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,852	8,284
Shares Issued on Distributions Reinvested	—	3,281
Shares Redeemed	(5,642)	(21,915)
Net Decrease in Class I Shares Outstanding	(2,790)	(10,350)
Class A:
Shares Subscribed	79	149
Shares Issued on Distributions Reinvested	—	145
Shares Redeemed	(141)	(495)
Net Decrease in Class A Shares Outstanding	(62)	(201)
Class L:
Shares Exchanged	—	57
Shares Issued on Distributions Reinvested	—	8
Shares Redeemed	(— @@)	(53)
Net Increase (Decrease) in Class L Shares Outstanding	(— @@)	12
Class C:
Shares Subscribed	1	18
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(— @@)	(5)
Net Increase in Class C Shares Outstanding	1	18
Class IS:
Shares Subscribed	3,156	9,846
Shares Issued on Distributions Reinvested	—	5,868
Shares Redeemed	(15,872)	(53,663)
Net Decrease in Class IS Shares Outstanding	(12,716)	(37,949)
Class IR:
Shares Subscribed	—	1 (a)

(a)  For the period June 15, 2018 through December 31, 2018.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$9.19		$11.13		$10.76		$10.80		$11.10		$9.91
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.27		0.25		0.21		0.18		0.20
Net Realized and Unrealized Gain (Loss)	1.00		(1.11)		0.80		0.15		(0.28)		1.19
Total from Investment Operations	1.15		(0.84)		1.05		0.36		(0.10)		1.39
Distributions from and/or in Excess of:
Net Investment Income	—		(0.51)		(0.15)		(0.34)		(0.20)		(0.20)
Net Realized Gain	—		(0.59)		(0.53)		(0.04)		—		—
Paid-in-Capital	—		—		—		(0.02)		—		—
Total Distributions	—		(1.10)		(0.68)		(0.40)		(0.20)		(0.20)
Net Asset Value, End of Period	$10.34		$9.19		$11.13		$10.76		$10.80		$11.10
Total Return(3)	12.51	%(7)	(7.92)%		9.73%		3.42%		(0.94)%		14.08%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$378,162		$361,680		$553,319		$471,790		$1,192,624		$1,828,656
Ratio of Expenses Before Expense Limitation	1.07	%(8)	1.10%		1.07%		1.04%		1.05%		1.05%
Ratio of Expenses After Expense Limitation	1.00	%(4)(8)	1.03	%(4)(5)	1.05	%(4)	1.04	%(4)	1.05	%(4)	1.05	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.00	%(4)(8)	1.03	%(4)	1.05	%(4)	N/A		1.05	%(4)	N/A
Ratio of Net Investment Income	2.98	%(4)(8)	2.54	%(4)	2.20	%(4)	1.88	%(4)	1.65	%(4)	1.85	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	13	%(7)	38%		39%		26%		29%		32%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2018, the maximum ratio was 1.05% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$9.17		$11.10		$10.71		$10.74		$11.05		$9.86
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.23		0.17		0.17		0.16		0.17
Net Realized and Unrealized Gain (Loss)	1.00		(1.10)		0.84		0.16		(0.30)		1.19
Total from Investment Operations	1.13		(0.87)		1.01		0.33		(0.14)		1.36
Distributions from and/or in Excess of:
Net Investment Income	—		(0.47)		(0.09)		(0.30)		(0.17)		(0.17)
Net Realized Gain	—		(0.59)		(0.53)		(0.04)		—		—
Paid-in-Capital	—		—		—		(0.02)		—		—
Total Distributions	—		(1.06)		(0.62)		(0.36)		(0.17)		(0.17)
Net Asset Value, End of Period	$10.30		$9.17		$11.10		$10.71		$10.74		$11.05
Total Return(3)	12.32	%(7)	(8.19)%		9.44%		3.12%		(1.25)%		13.88%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,711		$12,775		$17,701		$92,730		$135,517		$105,766
Ratio of Expenses Before Expense Limitation	1.38	%(8)	1.39%		N/A		1.36%		N/A		N/A
Ratio of Expenses After Expense Limitation	1.35	%(4)(8)	1.38	%(4)(5)	1.35	%(4)	1.35	%(4)	1.34	%(4)	1.31	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.35	%(4)(8)	1.38	%(4)	1.35	%(4)	N/A		1.34	%(4)	N/A
Ratio of Net Investment Income	2.65	%(4)(8)	2.18	%(4)	1.55	%(4)	1.51	%(4)	1.47	%(4)	1.60	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	13	%(7)	38%		39%		26%		29%		32%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to July 1, 2018, the maximum ratio was 1.40% for Class A shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$9.09		$11.01		$10.64		$10.61		$10.91		$9.74
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.17		0.14		0.12		0.12		0.12
Net Realized and Unrealized Gain (Loss)	0.98		(1.09)		0.81		0.16		(0.31)		1.17
Total from Investment Operations	1.09		(0.92)		0.95		0.28		(0.19)		1.29
Distributions from and/or in Excess of:
Net Investment Income	—		(0.41)		(0.05)		(0.19)		(0.11)		(0.12)
Net Realized Gain	—		(0.59)		(0.53)		(0.04)		—		—
Paid-in-Capital	—		—		—		(0.02)		—		—
Total Distributions	—		(1.00)		(0.58)		(0.25)		(0.11)		(0.12)
Net Asset Value, End of Period	$10.18		$9.09		$11.01		$10.64		$10.61		$10.91
Total Return(3)	11.99	%(7)	(8.74)%		8.89%		2.65%		(1.71)%		13.27%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,366		$1,220		$1,344		$1,483		$4,509		$4,755
Ratio of Expenses Before Expense Limitation	1.88	%(8)	2.02%		1.93%		1.82%		N/A		N/A
Ratio of Expenses After Expense Limitation	1.85	%(4)(8)	1.88	%(4)(5)	1.90	%(4)	1.82	%(4)	1.78	%(4)	1.79	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.85	%(4)(8)	1.88	%(4)	1.90	%(4)	N/A		1.77	%(4)	N/A
Ratio of Net Investment Income	2.16	%(4)(8)	1.64	%(4)	1.32	%(4)	1.07	%(4)	1.12	%(4)	1.08	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	13	%(7)	38%		39%		26%		29%		32%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to July 1, 2018, the maximum ratio was 1.90% for Class L shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Real Estate Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$8.92		$10.83		$10.49		$10.56		$11.23
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.09		0.16		0.12		0.08		0.07
Net Realized and Unrealized Gain (Loss)	0.97		(1.09)		0.78		0.16		(0.60)
Total from Investment Operations	1.06		(0.93)		0.90		0.24		(0.53)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.39)		(0.03)		(0.25)		(0.14)
Net Realized Gain	—		(0.59)		(0.53)		(0.04)		—
Paid-in-Capital	—		—		—		(0.02)		—
Total Distributions	—		(0.98)		(0.56)		(0.31)		(0.14)
Net Asset Value, End of Period	$9.98		$8.92		$10.83		$10.49		$10.56
Total Return(4)	11.88	%(8)	(8.93)%		8.54%		2.31%		(4.71	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$486		$428		$327		$305		$191
Ratio of Expenses Before Expense Limitation	2.42	%(9)	2.47%		2.69%		2.86%		3.25	%(9)
Ratio of Expenses After Expense Limitation	2.10	%(5)(9)	2.12	%(5)(6)	2.15	%(5)	2.15	%(5)	2.15	%(5)(9)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	2.10	%(5)(9)	2.12	%(5)	2.15	%(5)	N/A		2.15	%(5)(9)
Ratio of Net Investment Income	1.92	%(5)(9)	1.53	%(5)	1.11	%(5)	0.75	%(5)	1.01	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	13	%(8)	38%		39%		26%		29%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to July 1, 2018, the maximum ratio was 2.15% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Real Estate Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$9.19		$11.13		$10.76		$10.81		$11.11		$9.91
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.16		0.28		0.25		0.22		0.20		0.22
Net Realized and Unrealized Gain (Loss)	1.00		(1.11)		0.81		0.15		(0.29)		1.19
Total from Investment Operations	1.16		(0.83)		1.06		0.37		(0.09)		1.41
Distributions from and/or in Excess of:
Net Investment Income	—		(0.52)		(0.16)		(0.36)		(0.21)		(0.21)
Net Realized Gain	—		(0.59)		(0.53)		(0.04)		—		—
Paid-in-Capital	—		—		—		(0.02)		—		—
Total Distributions	—		(1.11)		(0.69)		0.42		(0.21)		(0.21)
Net Asset Value, End of Period	$10.35		$9.19		$11.13		$10.76		$10.81		$11.11
Total Return(3)	12.62	%(7)	(7.83)%		9.80%		3.45%		(0.84)%		14.27%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$451,118		$517,658		$1,049,646		$1,255,498		$1,012,883		$586,511
Ratio of Expenses Before Expense Limitation	0.94	%(8)	N/A		N/A		0.97%		N/A		0.96%
Ratio of Expenses After Expense Limitation	0.94	%(4)(8)	0.95	%(4)(5)	0.97	%(4)	0.96	%(4)	0.97	%(4)	0.96	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	0.94	%(4)(8)	0.95	%(4)	0.97	%(4)	N/A		0.97	%(4)	N/A
Ratio of Net Investment Income	3.06	%(4)(8)	2.58%		2.26	%(4)	2.01	%(4)	1.78	%(4)	2.01	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	13	%(7)	38%		39%		26%		29%		32%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation would have been 0.01% higher and the Ratio of Net Investment Income would have been 0.01% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.94% for Class IS shares. Prior to July 1, 2018, the maximum ratio was 0.99% for Class IS shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Real Estate Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period from June 15, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$9.19		$11.09
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.16		0.23
Net Realized and Unrealized Gain (Loss)	0.99		(1.02)
Total from Investment Operations	1.15		(0.79)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.52)
Net Realized Gain	—		(0.59)
Total Distributions	—		(1.11)
Net Asset Value, End of Period	$10.34		$9.19
Total Return(3)	12.51	%(7)	(7.49	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$9		$8
Ratio of Expenses Before Expense Limitation	18.76	%(8)	18.72	%(8)
Ratio of Expenses After Expense Limitation	0.94	%(4)(8)	0.94	%(4)(5)(8)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	0.94	%(4)(8)	N/A
Ratio of Net Investment Income	3.08	%(4)(8)	3.94	%(4)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)(8)
Portfolio Turnover Rate	13	%(7)	38%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.94% for Class IR shares. Prior to July 1, 2018, the maximum ratio was 0.99% for Class IR shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Real Estate Portfolio. The Fund seeks to provide current income and capital appreciation. The Fund has capital subscription commitments to an investee company for this same purpose, the details of which are disclosed in the Unfunded Commitments note.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS, and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$43,109	$171,233	$—	$214,342
Health Care	25,336	—	—	25,336
Industrial	30,432	16,068	127	46,627
Industrial/Office Mixed	1,622	4,550	—	6,172
Lodging/Resorts	47,465	3,179	—	50,644
Office	98,713	60,356	—	159,069
Residential	93,343	29,975	19	123,337
Retail	106,600	79,023	—	185,623
Self Storage	24,781	—	—	24,781
Total Common Stocks	471,401	364,384	146	835,931
Short-Term Investment
Investment Company	8,060	—	—	8,060
Total Assets	$479,461	$364,384	$146	$843,991

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks (000)
Beginning Balance	$145
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	1
Realized gains (losses)	—
Ending Balance	$146
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2019	$1

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Fair Value at June 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an increase in input**
Common Stocks	$146	Reported Capital balance,
adjustments for NAV
practical expedient; including
adjustments for subsequent
Capital Calls, Return of Capital
and Significant Market
Changes between last Capital
Statement and
	Valuation Date	Adjusted Capital Balance
	Market Transaction Method	Transaction Valuation	$0.001	Increase
		Discount for Lack of Marketability	50.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Fund and Exeter Industrial Value Fund LP, the Fund has made a subscription commitment of $2,000,000 for which it will receive 2,000,000 shares of common stock. As of June 30, 2019, Exeter Industrial Value Fund LP has drawn down approximately $1,860,000, which represents 93.0% of the commitment.

5.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $2 billion	Over $2 billion
0.80%	0.75%

For the six months ended June 30, 2019, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.79% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares, 0.94% for Class IS shares and 0.94% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $144,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $113,045,000 and $261,983,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $8,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$—	$87,212	$79,152	$101
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$8,060

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly,

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$53,497	$50,771	$23,486	$69,001

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(24,324)	$24,324

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4,345	$7,339

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 18.5%.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

26

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

27

Privacy Notice (unaudited) (cont'd)

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc..
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGRESAN
2668983 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Sustain Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	15
Investment Advisory Agreement Approval	21
Privacy Notice	23
Director and Officer Information	25

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Sustain Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Global Sustain Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Sustain Portfolio Class I	$1,000.00	$1,196.00	$1,020.38	$4.85	$4.46	0.89%
Global Sustain Portfolio Class A	1,000.00	1,192.90	1,018.65	6.74	6.21	1.24
Global Sustain Portfolio Class L	1,000.00	1,189.90	1,016.17	9.45	8.70	1.74
Global Sustain Portfolio Class C	1,000.00	1,189.40	1,014.93	10.80	9.94	1.99
Global Sustain Portfolio Class IS	1,000.00	1,196.00	1,020.63	4.57	4.21	0.84

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Global Sustain Portfolio

	Shares	Value (000)
Common Stocks (97.3%)
Canada (2.7%)
Constellation Software, Inc.	672	$633
France (3.5%)
L'Oreal SA	1,928	549
Sanofi	3,021	261
		810
Germany (9.9%)
Bayer AG (Registered)	3,912	272
Henkel AG & Co., KGaA (Preference)	5,347	523
SAP SE	11,094	1,525
		2,320
Hong Kong (1.8%)
AIA Group Ltd.	39,800	430
United Kingdom (18.7%)
Experian PLC	6,968	212
GlaxoSmithKline PLC	35,818	717
Prudential PLC	17,682	385
Reckitt Benckiser Group PLC	19,111	1,510
RELX PLC	21,521	523
RELX PLC	6,821	165
Unilever PLC	14,116	877
		4,389
United States (60.7%)
Abbott Laboratories	9,167	771
Accenture PLC, Class A	5,834	1,078
Alphabet, Inc., Class A (a)	1,109	1,201
Amphenol Corp., Class A	1,509	145
Automatic Data Processing, Inc.	3,401	562
Baxter International, Inc.	12,364	1,013
Becton Dickinson & Co.	3,048	768
Booking Holdings, Inc. (a)	199	373
Cerner Corp.	5,912	433
Church & Dwight Co., Inc.	2,566	187
Clorox Co. (The)	672	103
Coca-Cola Co. (The)	10,497	535
Danaher Corp.	5,367	767
Factset Research Systems, Inc.	1,012	290
Fidelity National Information Services, Inc.	3,803	467
Fox Corp., Class A (a)	4,484	164
Fox Corp., Class B (a)	4,977	182
IPG Photonics Corp. (a)	1,072	165
Medtronic PLC	8,040	783
Microsoft Corp.	12,242	1,640
Moody's Corp.	930	182
NIKE, Inc., Class B	4,930	414
Visa, Inc., Class A	8,079	1,402
Zoetis, Inc.	5,368	609
		14,234
Total Common Stocks (Cost $19,251)		22,816
	Shares	Value (000)
Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $531)	530,807	$531
Total Investments (99.6%) (Cost $19,782) (b)(c)		23,347
Other Assets in Excess of Liabilities (0.4%)		88
Net Assets (100.0%)		$23,435

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $7,949,000 and 33.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(c)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,810,000 and the aggregate gross unrealized depreciation is approximately $245,000, resulting in net unrealized appreciation of approximately $3,565,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	22.0%
Health Care Equipment & Supplies	17.6
Software	16.3
Information Technology Services	15.0
Household Products	9.9
Pharmaceuticals	8.0
Personal Products	6.1
Interactive Media & Services	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Sustain Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $19,251)	$22,816
Investment in Security of Affiliated Issuer, at Value (Cost $531)	531
Total Investments in Securities, at Value (Cost $19,782)	23,347
Tax Reclaim Receivable	27
Dividends Receivable	24
Receivable for Fund Shares Sold	14
Due from Adviser	11
Receivable from Affiliate	1
Other Assets	72
Total Assets	23,496
Liabilities:
Payable for Professional Fees	50
Payable for Custodian Fees	5
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Administration Fees	1
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	2
Total Liabilities	61
Net Assets	$23,435
Net Assets Consist of:
Paid-in-Capital	$19,412
Total Distributable Earnings	4,023
Net Assets	$23,435

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Sustain Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2019 (000)
CLASS I:
Net Assets	$10,530
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	760,387
Net Asset Value, Offering and Redemption Price Per Share	$13.85
CLASS A:
Net Assets	$2,088
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	151,378
Net Asset Value, Redemption Price Per Share	$13.79
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.76
Maximum Offering Price Per Share	$14.55
CLASS L:
Net Assets	$1,575
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	115,234
Net Asset Value, Offering and Redemption Price Per Share	$13.66
CLASS C:
Net Assets	$2,393
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	178,072
Net Asset Value, Offering and Redemption Price Per Share	$13.44
CLASS IS:
Net Assets	$6,849
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	494,665
Net Asset Value, Offering and Redemption Price Per Share	$13.85

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Sustain Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $11 of Foreign Taxes Withheld)	$203
Dividends from Security of Affiliated Issuer (Note G)	6
Total Investment Income	209
Expenses:
Advisory Fees (Note B)	68
Professional Fees	49
Registration Fees	26
Shareholder Services Fees — Class A (Note D)	3
Distribution and Shareholder Services Fees — Class L (Note D)	6
Distribution and Shareholder Services Fees — Class C (Note D)	11
Custodian Fees (Note F)	14
Shareholder Reporting Fees	8
Administration Fees (Note C)	8
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Sub Transfer Agency Fees — Class I	1
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	—	@
Sub Transfer Agency Fees — Class C	1
Directors' Fees and Expenses	2
Pricing Fees	1
Other Expenses	6
Total Expenses	210
Waiver of Advisory Fees (Note B)	(68)
Expenses Reimbursed by Adviser (Note B)	(31)
Reimbursement of Class Specific Expenses — Class I (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class L (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	109
Net Investment Income	100
Realized Gain:
Investments Sold	385
Foreign Currency Translation	—	@
Net Realized Gain	385
Change in Unrealized Appreciation (Depreciation):
Investments	2,875
Foreign Currency Translation	—	@
Net Change in Unrealized Appreciation (Depreciation)	2,875
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	3,260
Net Increase in Net Assets Resulting from Operations	$3,360

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Global Sustain Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$100	$76
Net Realized Gain	385	1,325
Net Change in Unrealized Appreciation (Depreciation)	2,875	(1,352)
Net Increase in Net Assets Resulting from Operations	3,360	49
Dividends and Distributions to Shareholders:
Class I	—	(465)
Class A	—	(128)
Class L	—	(105)
Class C	—	(136)
Class IS	—	(337)
Total Dividends and Distributions to Shareholders	—	(1,171)
Capital Share Transactions:(1)
Class I:
Subscribed	3,424	4,256
Distributions Reinvested	—	290
Redeemed	(161)	(3,702)
Class A:
Subscribed	425	389
Distributions Reinvested	—	118
Redeemed	(570)	(787)
Class L:
Distributions Reinvested	—	96
Redeemed	(50)	(239)
Class C:
Subscribed	337	755
Distributions Reinvested	—	135
Redeemed	(151)	(334)
Class IS:
Subscribed	1,000	5,000
Distributions Reinvested	—	336
Redeemed	(— @)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	4,254	6,313
Total Increase in Net Assets	7,614	5,191
Net Assets:
Beginning of Period	15,821	10,630
End of Period	$23,435	$15,821

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Global Sustain Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	266	346
Shares Issued on Distributions Reinvested	—	24
Shares Redeemed	(14)	(289)
Net Increase in Class I Shares Outstanding	252	81
Class A:
Shares Subscribed	35	33
Shares Issued on Distributions Reinvested	—	10
Shares Redeemed	(45)	(61)
Net Decrease in Class A Shares Outstanding	(10)	(18)
Class L:
Shares Issued on Distributions Reinvested	—	8
Shares Redeemed	(4)	(19)
Net Decrease in Class L Shares Outstanding	(4)	(11)
Class C:
Shares Subscribed	27	62
Shares Issued on Distributions Reinvested	—	12
Shares Redeemed	(12)	(27)
Net Increase in Class C Shares Outstanding	15	47
Class IS:
Shares Subscribed	76	389
Shares Issued on Distributions Reinvested	—	29
Shares Redeemed	(— @@)	—
Net Increase in Class IS Shares Outstanding	76	418

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Sustain Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$11.58		$12.47		$10.81		$11.43		$11.34		$11.28
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.12		0.13		0.17		0.15		0.17
Net Realized and Unrealized Gain (Loss)	2.19		(0.04)		2.35		0.29		0.46		0.13
Total from Investment Operations	2.27		0.08		2.48		0.46		0.61		0.30
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		(0.13)		(0.20)		(0.18)		(0.13)
Net Realized Gain	—		(0.90)		(0.69)		(0.88)		(0.34)		(0.11)
Total Distributions	—		(0.97)		(0.82)		(1.08)		(0.52)		(0.24)
Net Asset Value, End of Period	$13.85		$11.58		$12.47		$10.81		$11.43		$11.34
Total Return(3)	19.60	%(8)	0.60%		22.86%		4.20%		5.27%		2.66%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,530		$5,891		$5,334		$3,993		$8,531		$14,579
Ratio of Expenses Before Expense Limitation	1.93	%(9)	2.86%		3.54%		2.45%		2.21%		2.34%
Ratio of Expenses After Expense Limitation	0.89	%(4)(9)	0.93	%(4)(6)	1.00	%(4)	0.99	%(4)	0.97	%(4)	1.11	%(4)(5)
Ratio of Net Investment Income	1.28	%(4)(9)	0.97	%(4)	1.10	%(4)	1.46	%(4)	1.26	%(4)	1.49	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	4	%(8)	76%		39%		35%		61%		31%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective October 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to October 1, 2014, the maximum ratio was 1.20% for Class I shares.

(6)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to April 30, 2018, the maximum ratio was 1.00% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Sustain Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$11.56		$12.44		$10.79		$11.40		$11.32		$11.27
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.07		0.08		0.11		0.11		0.12
Net Realized and Unrealized Gain (Loss)	2.18		(0.03)		2.35		0.32		0.45		0.14
Total from Investment Operations	2.23		0.04		2.43		0.43		0.56		0.26
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		(0.09)		(0.16)		(0.14)		(0.10)
Net Realized Gain	—		(0.90)		(0.69)		(0.88)		(0.34)		(0.11)
Total Distributions	—		(0.92)		(0.78)		(1.04)		(0.48)		(0.21)
Net Asset Value, End of Period	$13.79		$11.56		$12.44		$10.79		$11.40		$11.32
Total Return(3)	19.29	%(8)	0.26%		22.45%		3.83%		4.91%		2.34%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,088		$1,872		$2,243		$2,182		$3,246		$4,331
Ratio of Expenses Before Expense Limitation	2.27	%(9)	3.21%		3.90%		2.85%		2.52%		2.62%
Ratio of Expenses After Expense Limitation	1.24	%(4)(9)	1.28	%(4)(6)	1.35	%(4)	1.33	%(4)	1.30	%(4)	1.40	%(4)(5)
Ratio of Net Investment Income	0.83	%(4)(9)	0.57	%(4)	0.66	%(4)	0.98	%(4)	0.98	%(4)	1.03	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	4	%(8)	76%		39%		35%		61%		31%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective October 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratios of 1.35% for Class A shares. Prior to October 1, 2014, the maximum ratio was 1.55% for Class A shares.

(6)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class A shares. Prior to April 30, 2018, the maximum ratio was 1.35% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Sustain Portfolio

	Class L
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$11.47		$12.41		$10.76		$11.37		$11.29		$11.25
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.02		0.01		0.03		0.06		0.05		0.06
Net Realized and Unrealized Gain (Loss)	2.17		(0.04)		2.32		0.31		0.45		0.14
Total from Investment Operations	2.19		(0.03)		2.35		0.37		0.50		0.20
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.01)		(0.10)		(0.08)		(0.05)
Net Realized Gain	—		(0.90)		(0.69)		(0.88)		(0.34)		(0.11)
Total Distributions	—		(0.91)		(0.70)		(0.98)		(0.42)		(0.16)
Net Asset Value, End of Period	$13.66		$11.47		$12.41		$10.76		$11.37		$11.29
Total Return(3)	18.99	%(8)	(0.25)%		21.80%		3.31%		4.49%		1.74%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,575		$1,365		$1,611		$2,194		$2,848		$2,723
Ratio of Expenses Before Expense Limitation	2.79	%(9)	3.73%		4.39%		3.35%		3.06%		3.15%
Ratio of Expenses After Expense Limitation	1.74	%(4)(9)	1.78	%(4)(6)	1.85	%(4)	1.81	%(4)	1.81	%(4)	1.93	%(4)(5)
Ratio of Net Investment Income	0.35	%(4)(9)	0.04	%(4)	0.24	%(4)	0.52	%(4)	0.46	%(4)	0.55	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	4	%(8)	76%		39%		35%		61%		31%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective October 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets net assets to the maximum ratios of 1.85% for Class L shares. Prior to October 1, 2014 the maximum ratio was 2.05% for Class L shares.

(6)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.75% for Class L shares. Prior to April 30, 2018, the maximum ratio was 1.85% for Class L shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.
The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Sustain Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$11.30		$12.26		$10.67		$11.30		$11.77
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.01		(0.03)		(0.01)		0.02		(0.03)
Net Realized and Unrealized Gain (Loss)	2.13		(0.02)		2.30		0.32		0.02
Total from Investment Operations	2.14		(0.05)		2.29		0.34		(0.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.01)		(0.09)		(0.12)
Net Realized Gain	—		(0.90)		(0.69)		(0.88)		(0.34)
Total Distributions	—		(0.91)		(0.70)		(0.97)		(0.46)
Net Asset Value, End of Period	$13.44		$11.30		$12.26		$10.67		$11.30
Total Return(4)	18.94	%(8)	(0.50)%		21.46%		3.06%		(0.13	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,393		$1,846		$1,430		$819		$648
Ratio of Expenses Before Expense Limitation	3.01	%(9)	4.00%		4.71%		3.83%		3.80	%(9)
Ratio of Expenses After Expense Limitation	1.99	%(5)(9)	2.02	%(5)(6)	2.10	%(5)	2.10	%(5)	2.10	%(5)(9)
Ratio of Net Investment Income (Loss)	0.11	%(5)(9)	(0.24	)%(5)	(0.06	)%(5)	0.17	%(5)	(0.39	)%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	4	%(8)	76%		39%		35%		61%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.00% for Class C shares. Prior to April 30, 2018, the maximum ratio was 2.10% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Sustain Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$11.58		$12.47		$10.81		$11.43		$11.34		$11.28
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.05		0.14		0.16		0.16		0.17
Net Realized and Unrealized Gain	2.19		0.04		2.34		0.31		0.45		0.13
Total from Investment Operations	2.27		0.09		2.48		0.47		0.61		0.30
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		(0.13)		(0.21)		(0.18)		(0.13)
Net Realized Gain	—		(0.90)		(0.69)		(0.88)		(0.34)		(0.11)
Total Distributions	—		(0.98)		(0.82)		(1.09)		(0.52)		(0.24)
Net Asset Value, End of Period	$13.85		$11.58		$12.47		$10.81		$11.43		$11.34
Total Return(3)	19.60	%(8)	0.66%		22.91%		4.17%		5.38%		2.67%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,849		$4,847		$12		$11		$11		$11
Ratio of Expenses Before Expense Limitation	1.90	%(9)	3.12%		19.10%		19.36%		16.35%		19.72%
Ratio of Expenses After Expense Limitation	0.84	%(4)(9)	0.85	%(4)(6)	0.95	%(4)	0.95	%(4)	0.95	%(4)	1.10	%(4)(5)
Ratio of Net Investment Income	1.31	%(4)(9)	0.41	%(4)	1.15	%(4)	1.35	%(4)	1.31	%(4)	1.51	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	4	%(8)	76%		39%		35%		61%		31%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective October 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class IS shares. Prior to October 1, 2014, the maximum ratio was 1.15% for Class IS shares.

(6)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class IS shares. Prior to April 30, 2018, the maximum ratio was 0.95% for Class IS shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Sustain Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$535	$—	$—	$535
Capital Markets	472	—	—	472
Electronic Equipment, Instruments & Components	310	—	—	310
Health Care Equipment & Supplies	4,102	—	—	4,102
Health Care Technology	433	—	—	433
Household Products	290	2,033	—	2,323
Information Technology Services	3,509	—	—	3,509
Insurance	—	815	—	815
Interactive Media & Services	1,201	—	—	1,201
Internet & Direct Marketing Retail	373	—	—	373
Media	346	—	—	346
Personal Products	—	1,426	—	1,426
Pharmaceuticals	609	1,250	—	1,859
Professional Services	—	900	—	900
Software	2,273	1,525	—	3,798
Textiles, Apparel & Luxury Goods	414	—	—	414
Total Common Stocks	14,867	7,949	—	22,816
Short-Term Investment
Investment Company	531	—	—	531
Total Assets	$15,398	$7,949	$—	$23,347

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Over $500 million
0.70%	0.65%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares, 2.00% for Class C shares and 0.85% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $68,000 of advisory fees were waived and approximately $32,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $6,040,000 and $699,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$606	$5,001	$5,076	$6
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$531

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$66	$1,105	$91	$539

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(199)	$199

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$14	$90

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 48.1%.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

23

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGQSAN
2668850 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	28
Privacy Notice	30
Director and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Growth Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Growth Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Growth Portfolio Class I	$1,000.00	$1,281.20	$1,022.02	$3.17	$2.81	0.56%
Growth Portfolio Class A	1,000.00	1,279.40	1,020.73	4.63	4.11	0.82
Growth Portfolio Class L	1,000.00	1,276.40	1,018.30	7.39	6.56	1.31
Growth Portfolio Class C	1,000.00	1,275.00	1,017.11	8.74	7.75	1.55
Growth Portfolio Class IS	1,000.00	1,281.60	1,022.36	2.77	2.46	0.49
Growth Portfolio Class IR	1,000.00	1,281.60	1,022.36	2.77	2.46	0.49

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (95.3%)
Biotechnology (0.7%)
Alnylam Pharmaceuticals, Inc. (a)	406,022	$29,461
Moderna, Inc. (a)(b)	1,298,888	19,016
		48,477
Chemicals (2.8%)
Ecolab, Inc.	1,074,750	212,199
Entertainment (10.6%)
Netflix, Inc. (a)	534,165	196,210
Spotify Technology SA (a)	2,360,746	345,188
Walt Disney Co. (The)	1,850,901	258,460
		799,858
Health Care Equipment & Supplies (6.8%)
DexCom, Inc. (a)	904,771	135,571
Intuitive Surgical, Inc. (a)	709,802	372,326
		507,897
Health Care Providers & Services (3.0%)
Covetrus, Inc. (a)	3,882,112	94,956
Guardant Health, Inc. (a)	1,510,691	130,418
		225,374
Health Care Technology (4.9%)
Agilon Health Topco, Inc. (a)(c)(d)(e) (acquisition cost — $25,030; acquired 11/7/18)	66,188	25,650
Veeva Systems, Inc., Class A (a)	2,136,690	346,379
		372,029
Household Durables (1.4%)
Roku, Inc. (a)	1,164,325	105,465
Information Technology Services (17.3%)
Adyen N.V. (Netherlands) (a)	146,778	113,338
MongoDB, Inc. (a)	1,703,925	259,150
Okta, Inc. (a)	911,214	112,544
Shopify, Inc., Class A (Canada) (a)	1,154,615	346,558
Square, Inc., Class A (a)	1,601,066	116,125
Twilio, Inc., Class A (a)	2,617,627	356,914
		1,304,629
Interactive Media & Services (8.1%)
Alphabet, Inc., Class C (a)	166,052	179,487
Facebook, Inc., Class A (a)	570,439	110,095
Twitter, Inc. (a)	9,105,568	317,784
		607,366
Internet & Direct Marketing Retail (13.4%)
Amazon.com, Inc. (a)	303,304	574,346
Chewy, Inc., Class A (a)(b)	1,688,988	59,115
Farfetch Ltd., Class A (a)	4,251,506	88,431
MercadoLibre, Inc. (a)	290,577	177,766
Wayfair, Inc., Class A (a)	761,229	111,139
		1,010,797
Life Sciences Tools & Services (5.3%)
Illumina, Inc. (a)	1,092,911	402,355
	Shares	Value (000)
Road & Rail (3.6%)
Uber Technologies, Inc. (a)	4,867,640	$225,761
Uber Technologies, Inc. (acquisition cost — $54,173; acquired 12/3/15) (a)(f)	1,110,729	48,511
		274,272
Semiconductors & Semiconductor Equipment (1.4%)
NVIDIA Corp.	646,058	106,102
Software (16.0%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	855,413	111,922
Coupa Software, Inc. (a)	1,549,453	196,176
ServiceNow, Inc. (a)	950,514	260,983
Slack Technologies, Inc., Class A (a)(b)	6,917,956	259,423
Trade Desk, Inc. (The), Class A (a)	526,276	119,875
Workday, Inc., Class A (a)	1,250,344	257,046
		1,205,425
Total Common Stocks (Cost $4,856,736)		7,182,245
Preferred Stocks (1.2%)
Electronic Equipment, Instruments & Components (0.3%)
Magic Leap Series C (a)(c)(d)(e) (acquisition cost — $18,812; acquired 12/22/15)	816,725	22,052
Internet & Direct Marketing Retail (0.9%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost — $20,638; acquired 4/16/14)	506,928	64,851
Total Preferred Stocks (Cost $39,450)		86,903
Short-Term Investments (6.1%)
Securities held as Collateral on Loaned Securities (0.6%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	36,126,101	36,126
	Face Amount (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (2.50%, dated 6/28/19, due 7/1/19; proceeds $1,674; fully collateralized by a U.S. Government obligation; 3.63% due 2/15/44; valued at $1,707)	$1,674	1,674
Merrill Lynch & Co., Inc., (2.48%, dated 6/28/19, due 7/1/19; proceeds $9,370; fully collateralized by U.S. Government obligations; 2.13% - 2.50 due 2/15/41 - 5/15/46; valued at $9,556)	9,368	9,368
		11,042
Total Securities held as Collateral on Loaned Securities (Cost $47,168)		47,168

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Growth Portfolio

	Shares	Value (000)
Investment Company (5.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $414,026)	414,025,956	$414,026
Total Short-Term Investments (Cost $461,194)		461,194
Total Investments Excluding Purchased Options (102.6%) (Cost $5,357,380)		7,730,342
Total Purchased Options Outstanding (0.1%) (Cost $24,921)		7,886
Total Investments (102.7%) (Cost $5,382,301) Including $47,257 of Securities Loaned (g)(h)		7,738,228
Liabilities in Excess of Other Assets (–2.7%)		(202,071)
Net Assets (100.0%)		$7,536,157

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2019.

(c)  At June 30, 2019, the Fund held fair valued securities valued at approximately $112,553,000, representing 1.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(d)  Security has been deemed illiquid at June 30, 2019.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2019 amounts to approximately $112,553,000 and represents 1.5% of net assets.

(f)  Security has been deemed by the investment manager to be illiquid and is subject to restrictions on resale. At June 30, 2019, this security amounted to $48,511,000, which represents 0.6% of net assets of the Fund.

(g)  The approximate fair value and percentage of net assets, $113,338,000 and 1.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(h)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,469,732,000 and the aggregate gross unrealized depreciation is approximately $113,805,000, resulting in net unrealized appreciation of approximately $2,355,927,000.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.58	Jan-20	1,126,276,241	1,126,276	$2,598	$5,765	$(3,167)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul-19	1,184,205,924	1,184,206	1	5,770	(5,769)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun-20	1,458,816,594	1,458,817	4,762	7,528	(2,766)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct-19	996,202,179	996,202	525	5,858	(5,333)
							$7,886	$24,921	$(17,035)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	17.8%
Information Technology Services	17.0
Software	15.7
Internet & Direct Marketing Retail	14.0
Entertainment	10.4
Interactive Media & Services	7.9
Health Care Equipment & Supplies	6.6
Short-Term Investments	5.4
Life Sciences Tools & Services	5.2
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2019.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Growth Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $4,932,149)	$7,288,076
Investment in Security of Affiliated Issuer, at Value (Cost $450,152)	450,152
Total Investments in Securities, at Value (Cost $5,382,301)	7,738,228
Foreign Currency, at Value (Cost $1)	1
Cash from Securities Lending	272
Receivable for Investments Sold	115,429
Receivable for Fund Shares Sold	12,065
Receivable from Affiliate	750
Dividends Receivable	533
Receivable from Securities Lending Income	283
Other Assets	478
Total Assets	7,868,039
Liabilities:
Payable for Investments Purchased	263,857
Collateral on Securities Loaned, at Value	47,440
Due to Broker	7,820
Payable for Advisory Fees	6,761
Payable for Fund Shares Redeemed	4,042
Payable for Shareholder Services Fees — Class A	545
Payable for Distribution and Shareholder Services Fees — Class L	63
Payable for Distribution and Shareholder Services Fees — Class C	132
Payable for Administration Fees	488
Payable for Sub Transfer Agency Fees — Class I	61
Payable for Sub Transfer Agency Fees — Class A	260
Payable for Sub Transfer Agency Fees — Class L	9
Payable for Transfer Agency Fees — Class I	22
Payable for Transfer Agency Fees — Class A	72
Payable for Transfer Agency Fees — Class L	6
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	1
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Directors' Fees and Expenses	44
Payable for Professional Fees	39
Payable for Custodian Fees	18
Other Liabilities	201
Total Liabilities	331,882
Net Assets	$7,536,157
Net Assets Consist of:
Paid-in-Capital	$4,643,223
Total Distributable Earnings	2,892,934
Net Assets	$7,536,157

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Growth Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2019 (000)
CLASS I:
Net Assets	$2,770,461
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	51,768,268
Net Asset Value, Offering and Redemption Price Per Share	$53.52
CLASS A:
Net Assets	$2,692,301
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	53,087,886
Net Asset Value, Redemption Price Per Share	$50.71
Maximum Sales Load	5.25%
Maximum Sales Charge	$2.81
Maximum Offering Price Per Share	$53.52
CLASS L:
Net Assets	$103,180
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,153,715
Net Asset Value, Offering and Redemption Price Per Share	$47.91
CLASS C:
Net Assets	$166,524
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,512,452
Net Asset Value, Offering and Redemption Price Per Share	$47.41
CLASS IS:
Net Assets	$1,622,759
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	30,104,446
Net Asset Value, Offering and Redemption Price Per Share	$53.90
CLASS IR:
Net Assets	$180,932
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,356,619
Net Asset Value, Offering and Redemption Price Per Share	$53.90
(1) Including: Securities on Loan, at Value:	$47,257

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Security of Affiliated Issuer (Note G)	$3,271
Income from Securities Loaned — Net	2,025
Dividends from Securities of Unaffiliated Issuers	159
Total Investment Income	5,455
Expenses:
Advisory Fees (Note B)	13,098
Shareholder Services Fees — Class A (Note D)	3,060
Distribution and Shareholder Services Fees — Class L (Note D)	362
Distribution and Shareholder Services Fees — Class C (Note D)	655
Administration Fees (Note C)	2,654
Sub Transfer Agency Fees — Class I	837
Sub Transfer Agency Fees — Class A	961
Sub Transfer Agency Fees — Class L	29
Sub Transfer Agency Fees — Class C	39
Shareholder Reporting Fees	168
Transfer Agency Fees — Class I (Note E)	36
Transfer Agency Fees — Class A (Note E)	104
Transfer Agency Fees — Class L (Note E)	9
Transfer Agency Fees — Class C (Note E)	6
Transfer Agency Fees — Class IS (Note E)	3
Transfer Agency Fees — Class IR (Note E)	1
Registration Fees	119
Directors' Fees and Expenses	92
Professional Fees	67
Custodian Fees (Note F)	64
Pricing Fees	2
Other Expenses	74
Expenses Before Non Operating Expenses	22,440
Bank Overdraft Expense	1
Total Expenses	22,441
Rebate from Morgan Stanley Affiliate (Note G)	(282)
Net Expenses	22,159
Net Investment Loss	(16,704)
Realized Gain (Loss):
Investments Sold	567,348
Foreign Currency Translation	(24)
Net Realized Gain	567,324
Change in Unrealized Appreciation (Depreciation):
Investments	1,015,716
Foreign Currency Translation	(11)
Net Change in Unrealized Appreciation (Depreciation)	1,015,705
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,583,029
Net Increase in Net Assets Resulting from Operations	$1,566,325

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(16,704)	$(15,450)
Net Realized Gain	567,324	297,650
Net Change in Unrealized Appreciation (Depreciation)	1,015,705	(58,520)
Net Increase in Net Assets Resulting from Operations	1,566,325	223,680
Dividends and Distributions to Shareholders:
Class I	—	(128,911)
Class A	—	(164,975)
Class L	—	(7,134)
Class C	—	(6,987)
Class IS	—	(91,589)
Class IR	—	(8,886)
Total Dividends and Distributions to Shareholders	—	(408,482)
Capital Share Transactions:(1)
Class I:
Subscribed	750,111	1,385,099
Distributions Reinvested	—	117,991
Redeemed	(310,062)	(608,627)
Class A:
Subscribed	326,566	640,192
Distributions Reinvested	—	160,500
Redeemed	(258,827)	(546,860)
Class L:
Exchanged	—	315
Distributions Reinvested	—	7,014
Redeemed	(3,575)	(13,831)
Class C:
Subscribed	55,716	76,038
Distributions Reinvested	—	6,370
Redeemed	(10,552)	(17,708)
Class IS:
Subscribed	171,025	229,920
Distributions Reinvested	—	90,879
Redeemed	(98,655)	(241,666)
Class IR:
Subscribed	—	169,937 (a)
Distributions Reinvested	—	8,885 (a)
Redeemed	(10,000)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	611,747	1,464,448
Total Increase in Net Assets	2,178,072	1,279,646
Net Assets:
Beginning of Period	5,358,085	4,078,439
End of Period	$7,536,157	$5,358,085

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Growth Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	15,260	29,271
Shares Issued on Distributions Reinvested	—	2,601
Shares Redeemed	(6,268)	(12,899)
Net Increase in Class I Shares Outstanding	8,992	18,973
Class A:
Shares Subscribed	7,005	14,015
Shares Issued on Distributions Reinvested	—	3,714
Shares Redeemed	(5,506)	(12,098)
Net Increase in Class A Shares Outstanding	1,499	5,631
Class L:
Shares Exchanged	—	9
Shares Issued on Distributions Reinvested	—	171
Shares Redeemed	(81)	(319)
Net Decrease in Class L Shares Outstanding	(81)	(139)
Class C:
Shares Subscribed	1,267	1,767
Shares Issued on Distributions Reinvested	—	158
Shares Redeemed	(241)	(432)
Net Increase in Class C Shares Outstanding	1,026	1,493
Class IS:
Shares Subscribed	3,494	4,734
Shares Issued on Distributions Reinvested	—	1,984
Shares Redeemed	(1,999)	(5,123)
Net Increase in Class IS Shares Outstanding	1,495	1,595
Class IR:
Shares Subscribed	—	3,360 (a)
Shares Issued on Distributions Reinvested	—	198 (a)
Shares Redeemed	(202)	—
Net Increase (Decrease) in Class IR Shares Outstanding	(202)	3,558

(a)  For the period June 15, 2018 through December 31, 2018.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$41.75		$41.65		$35.19		$40.44		$38.86		$38.38
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.10)		(0.08)		(0.11)		0.01		(0.07)		(0.03)
Net Realized and Unrealized Gain (Loss)	11.87		3.50		15.39		(0.79)		4.70		2.43
Total from Investment Operations	11.77		3.42		15.28		(0.78)		4.63		2.40
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.00	)(3)
Net Realized Gain	—		(3.32)		(8.82)		(4.47)		(3.05)		(1.92)
Total Distributions	—		(3.32)		(8.82)		(4.47)		(3.05)		(1.92)
Net Asset Value, End of Period	$53.52		$41.75		$41.65		$35.19		$40.44		$38.86
Total Return(4)	28.12	%(9)	7.66%		43.83%		(1.91)%		11.91%		6.42%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,770,461		$1,785,893		$991,362		$726,787		$876,660		$794,648
Ratio of Expenses Before Expense Limitation	0.57	%(10)	N/A		N/A		0.63%		N/A		N/A
Ratio of Expenses After Expense Limitation	0.56	%(5)(10)	0.58	%(5)	0.61	%(5)	0.63	%(5)(7)	0.61	%(5)	0.69	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	0.56	%(5)(10)	N/A		0.61	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.39	)%(5)(10)	(0.17	)%(5)	(0.25	)%(5)	0.02	%(5)	(0.18	)%(5)	(0.08	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(10)	0.01%		0.01%		0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	56	%(9)	41%		55%		39%		34%		44%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective April 7, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.70% for Class I shares. Prior to April 7, 2014, the maximum ratio was 0.80% for Class I shares.

(7)  Effective April 7, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class I shares. Prior to April 7, 2016, the maximum ratio was 0.70% for Class I shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Growth Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$39.61		$39.77		$33.97		$39.31		$37.98		$37.61
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.15)		(0.19)		(0.22)		(0.10)		(0.21)		(0.13)
Net Realized and Unrealized Gain (Loss)	11.25		3.35		14.84		(0.77)		4.59		2.42
Total from Investment Operations	11.10		3.16		14.62		(0.87)		4.38		2.29
Distributions from and/or in Excess of:
Net Realized Gain	—		(3.32)		(8.82)		(4.47)		(3.05)		(1.92)
Net Asset Value, End of Period	$50.71		$39.61		$39.77		$33.97		$39.31		$37.98
Total Return(3)	27.94	%(8)	7.39%		43.45%		(2.21)%		11.53%		6.25%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,692,301		$2,043,706		$1,827,833		$1,376,836		$1,630,538		$1,549,756
Ratio of Expenses Before Expense Limitation	0.83	%(9)	N/A		N/A		0.92		0.96%		N/A
Ratio of Expenses After Expense Limitation	0.82	%(4)(9)	0.84	%(4)	0.88	%(4)	0.92	%(4)(6)	0.96	%(4)	0.83	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	0.82	%(4)(9)	N/A		0.88	%(4)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.66	)%(4)(9)	(0.43	)%(4)	(0.52	)%(4)	(0.26	)%(4)	(0.52	)%(4)	(0.34	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	56	%(8)	41%		55%		39%		34%		44%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been 0.005% higher and the Ratio of Net Investment Loss would have been 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective April 7, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class A shares. Prior to April 7, 2014, the maximum ratio was 1.15% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.05% for Class A shares.

(6)  Effective April 7, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class A shares. Prior to April 7, 2016, the maximum ratio was 1.05% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Growth Portfolio

	Class L
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$37.51		$37.99		$32.90		$38.41		$37.40		$37.26
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.25)		(0.39)		(0.43)		(0.29)		(0.44)		(0.31)
Net Realized and Unrealized Gain (Loss)	10.65		3.23		14.34		(0.75)		4.50		2.38
Total from Investment Operations	10.40		2.84		13.91		(1.04)		4.06		2.07
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.01)
Net Realized Gain	—		(3.32)		(8.82)		(4.47)		(3.05)		(1.92)
Total Distributions	—		(3.32)		(8.82)		(4.47)		(3.05)		(1.93)
Net Asset Value, End of Period	$47.91		$37.51		$37.99		$32.90		$38.41		$37.40
Total Return(3)	27.64	%(8)	6.89%		42.69%		(2.72)%		10.85%		5.72%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$103,180		$83,818		$90,177		$74,324		$89,277		$89,854
Ratio of Expenses Before Expense Limitation	1.32	%(9)	N/A		N/A		1.45%		1.57%		N/A
Ratio of Expenses After Expense Limitation	1.31	%(4)(9)	1.31	%(4)	1.42	%(4)	1.45	%(4)(6)	1.55	%(4)	1.29	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.31	%(4)(9)	N/A		1.42	%(4)	N/A		N/A		N/A
Ratio of Net Investment Loss	(1.15	)%(4)(9)	(0.90	)%(4)	(1.05	)%(4)	(0.79	)%(4)	(1.11	)%(4)	(0.82	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	56	%(8)	41%		55%		39%		34%		44%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Loss would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective April 7, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.55% for Class L shares. Prior to April 7, 2014, the maximum ratio was 1.65% for Class L shares.

(6)  Effective April 7, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class L shares. Prior to April 7, 2016, the maximum ratio was 1.55% for Class L shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Growth Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$37.17		$37.76		$32.81		$38.40		$40.33
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.30)		(0.51)		(0.51)		(0.38)		(0.35)
Net Realized and Unrealized Gain (Loss)	10.54		3.24		14.28		(0.74)		1.47
Total from Investment Operations	10.24		2.73		13.77		(1.12)		1.12
Distributions from and/or in Excess of:
Net Realized Gain	—		(3.32)		(8.82)		(4.47)		(3.05)
Net Asset Value, End of Period	$47.41		$37.17		$37.76		$32.81		$38.40
Total Return(4)	27.50	%(8)	6.61%		42.37%		(2.93)%		2.71	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$166,524		$92,431		$37,524		$16,613		$13,544
Ratio of Expenses Before Expense Limitation	1.56	%(9)	N/A		N/A		1.70%		N/A
Ratio of Expenses After Expense Limitation	1.55	%(5)(9)	1.57	%(5)	1.63	%(5)	1.70	%(5)(6)	1.62	%(5)(9)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.55	%(5)(9)	N/A		1.63%		N/A		N/A
Ratio of Net Investment Loss	(1.39	)%(5)(9)	(1.17	)%(5)	(1.26	)%(5)	(1.04	)%(5)	(1.29	)%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	56	%(8)	41%		55%		39%		34%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Loss would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective April 7, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class C shares. Prior to April 7, 2016, the maximum ratio was 1.80% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Growth Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$42.04		$41.89		$35.32		$40.54		$38.92		$38.40
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.08)		(0.04)		(0.07)		0.05		(0.04)		(0.05)
Net Realized and Unrealized Gain (Loss)	11.94		3.51		15.46		(0.80)		4.71		2.50
Total from Investment Operations	11.86		3.47		15.39		(0.75)		4.67		2.45
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.01)
Net Realized Gain	—		(3.32)		(8.82)		(4.47)		(3.05)		(1.92)
Total Distributions	—		(3.32)		(8.82)		(4.47)		(3.05)		(1.93)
Net Asset Value, End of Period	$53.90		$42.04		$41.89		$35.32		$40.54		$38.92
Total Return(3)	28.16	%(8)	7.74%		43.98%		(1.83)%		11.97%		6.60%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,622,759		$1,202,659		$1,131,543		$875,021		$1,019,889		$964,465
Ratio of Expenses Before Expense Limitation	0.49	%(9)	N/A		N/A		0.54%		N/A		0.55%
Ratio of Expenses After Expense Limitation	0.49	%(4)(9)	0.50	%(4)	0.53	%(4)	0.54	%(4)(6)	0.54	%(4)	0.54	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	0.49	%(4)(9)	N/A		0.53	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.32	)%(4)(9)	(0.09	)%(4)	(0.16	)%(4)	0.12	%(4)	(0.10	)%(4)	(0.12	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	56	%(8)	41%		55%		39%		34%		44%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective April 7, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.67% for Class IS shares. Prior to April 7, 2014, the maximum ratio was 0.73% for Class IS shares.

(6)  Effective April 7, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.73% for Class IS shares. Prior to April 7, 2016, the maximum ratio was 0.67% for Class IS shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Growth Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period from June 15, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$42.04		$52.16
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.08)		(0.04)
Net Realized and Unrealized Gain (Loss)	11.94		(6.76)
Total from Investment Operations	11.86		(6.80)
Distributions from and/or in Excess of:
Net Realized Gain	—		(3.32)
Net Asset Value, End of Period	$53.90		$42.04
Total Return(3)	28.16	%(6)	(13.48	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$180,932		$149,578
Ratio of Expenses Before Expense Limitation	0.49	%(7)	N/A
Ratio of Expenses After Expense Limitation	0.49	%(4)(7)	0.49	%(4)(7)
Ratios of Expenses After Expense Limitation Excluding Non Operating Expenses	0.49	%(4)(7)	N/A%
Ratio of Net Investment Loss	(0.34	)%(4)(7)	(0.14	)%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01	%(7)
Portfolio Turnover Rate	56	%(6)	41%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Growth Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$48,477	$—	$—	$48,477
Chemicals	212,199	—	—	212,199
Entertainment	799,858	—	—	799,858
Health Care Equipment & Supplies	507,897	—	—	507,897
Health Care Providers & Services	225,374	—	—	225,374
Health Care Technology	346,379	—	25,650	372,029
Household Durables	105,465	—	—	105,465
Information Technology Services	1,191,291	113,338	—	1,304,629
Interactive Media & Services	607,366	—	—	607,366
Internet & Direct Marketing Retail	1,010,797	—	—	1,010,797
Life Sciences Tools & Services	402,355	—	—	402,355
Road & Rail	225,761	48,511	—	274,272
Semiconductors & Semiconductor Equipment	106,102	—	—	106,102
Software	1,205,425	—	—	1,205,425
Total Common Stocks	6,994,746	161,849	25,650	7,182,245
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	22,052	22,052
Internet & Direct Marketing Retail	—	—	64,851	64,851
Total Preferred Stocks	—	—	86,903	86,903
Call Options Purchased	—	7,886	—	7,886
Short-Term Investments
Investment Company	450,152	—	—	450,152
Repurchase Agreements	—	11,042	—	11,042
Total Short-Term Investments	450,152	11,042	—	461,194
Total Assets	$7,444,898	$180,777	$112,553	$7,738,228

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$25,069	$134,501
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	(48,511)
Change in unrealized appreciation (depreciation)	581	913
Realized gains (losses)	—
Ending Balance	$25,650	$86,903
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2019	$581	$913
19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2019.

	Fair Value at June 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Common Stock	$25,650	Market Transaction Method	Precedent Transaction	$378.16		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.8	x	Increase
			Discount for Lack of Marketability	10.0%		Decrease
Preferred Stocks	$86,903	Market Transaction Method	Precedent Transaction	$27.00		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.6	x	Increase
			Discount for Lack of Marketability	10.0%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$7,886	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(4,366	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(4,258	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$7,886	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
BNP Paribas	$2,598		$—	$(2,598)	$0
Royal Bank of Scotland	5,288		—	(5,220)	68
Total	$7,886	(a)	$—	$(7,818)	$68

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	3,550,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$47,257	(f)	$—	$(47,257	)(g)(h)	$0

(f) Represents market value of loaned securities at period end.

(g) The Fund received cash collateral of approximately $47,440,000, of which approximately $47,168,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2019, there was uninvested cash of approximately $272,000, which is not reflected in the Portfolio of Investments.

(h) The actual collateral received is greater than the amount shown here due to overcollateralization.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2019:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$47,440	$—	$—	$—	$47,440
Total Borrowings	$47,440	$—	$—	$—	$47,440
Gross amount of recognized liabilities for securities lending transactions					$47,440

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2019, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.38% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares, 1.90% for Class C shares, 0.73% for Class IS shares and 0.73% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended June 30, 2019.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $3,811,830,000 and $3,554,134,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $282,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$61,442	$1,851,247	$1,462,537	$3,271
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$450,152

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$21,258	$387,224	$95,691	$661,617

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(83,958)	$83,958

At December 31, 2018, the Fund had no distributable earnings on a tax basis.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2018, the Fund intends to defer to January 1, 2019 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$4,144	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 43.1%.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

29

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

30

Privacy Notice (unaudited) (cont'd)

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGRWSAN
2668960 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	25
Privacy Notice	27
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in International Advantage Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

International Advantage Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Advantage Portfolio Class I	$1,000.00	$1,208.40	$1,019.93	$5.37	$4.91	0.98%
International Advantage Portfolio Class A	1,000.00	1,206.30	1,018.45	7.00	6.41	1.28
International Advantage Portfolio Class L	1,000.00	1,202.90	1,015.72	10.00	9.15	1.83
International Advantage Portfolio Class C	1,000.00	1,201.70	1,014.83	10.97	10.04	2.01
International Advantage Portfolio Class IS	1,000.00	1,208.30	1,020.18	5.09	4.66	0.93

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

International Advantage Portfolio

	Shares	Value (000)
Common Stocks (90.6%)
Australia (2.8%)
Brookfield Infrastructure Partners LP	1,049,532	$45,067
Canada (4.5%)
Brookfield Asset Management, Inc., Class A	727,874	34,778
Constellation Software, Inc.	38,731	36,504
		71,282
China (6.1%)
Foshan Haitian Flavouring & Food Co., Ltd., Class A	3,042,776	46,499
TAL Education Group ADR (a)	1,362,651	51,917
		98,416
Denmark (9.4%)
Chr Hansen Holding A/S	480,541	45,185
DSV A/S	1,073,116	105,358
		150,543
France (9.4%)
Danone SA	256,433	21,748
Hermes International	120,501	86,910
Pernod Ricard SA	148,730	27,408
Remy Cointreau SA	100,483	14,501
		150,567
Germany (1.0%)
Rational AG	22,275	15,336
Hong Kong (5.4%)
AIA Group Ltd.	4,230,100	45,730
Haidilao International Holding Ltd. (b)(c)	3,787,000	15,846
Hong Kong Exchanges & Clearing Ltd.	689,800	24,382
		85,958
India (5.5%)
HDFC Bank Ltd.	1,797,539	63,825
Kotak Mahindra Bank Ltd.	1,119,290	23,995
		87,820
Italy (6.9%)
Brunello Cucinelli SpA	372,861	12,575
Moncler SpA	2,281,825	97,560
		110,135
Japan (10.3%)
Calbee, Inc.	1,184,800	31,928
Keyence Corp.	128,500	78,968
Pigeon Corp.	1,334,300	53,824
		164,720
Netherlands (2.9%)
ASML Holding N.V.	222,079	46,429
Sweden (2.5%)
Vitrolife AB	2,066,416	40,301
	Shares	Value (000)
Switzerland (5.1%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	644	$52,399
Kuehne & Nagel International AG (Registered)	195,319	28,995
		81,394
Taiwan (1.4%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	582,702	22,824
United Kingdom (9.0%)
Diageo PLC	511,127	22,011
Fevertree Drinks PLC	869,054	25,675
Reckitt Benckiser Group PLC	487,704	38,542
Rightmove PLC	8,533,777	57,985
		144,213
United States (8.4%)
Booking Holdings, Inc. (a)	29,630	55,548
EPAM Systems, Inc. (a)	456,950	79,098
		134,646
Total Common Stocks (Cost $1,280,553)		1,449,651
Short-Term Investment (9.7%)
Investment Company (9.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $155,915)	155,915,261	155,915
Total Investments Excluding Purchased Options (100.3%) (Cost $1,436,468)		1,605,566
Total Purchased Options Outstanding (0.1%) (Cost $3,411)		1,391
Total Investments (100.4%) (Cost $1,439,879) Including $6,276 of Securities Loaned (d)(e)		1,606,957
Liabilities in Excess of Other Assets (–0.4%)		(5,809)
Net Assets (100.0%)		$1,601,148

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  All or a portion of this security was on loan at June 30, 2019.

(d)  The approximate fair value and percentage of net assets, $1,060,090,000 and 66.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $184,984,000 and the aggregate gross unrealized depreciation is approximately $17,906,000 resulting in net unrealized appreciation of approximately $167,078,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

International Advantage Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.58	Jan-20	161,527,226	161,527	$373		$827	$(454)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul-19	95,067,431	95,067	—	@	463	(463)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun-20	295,471,355	295,471	965		1,525	(560)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct-19	101,329,227	101,329	53		596	(543)
							$1,391		$3,411	$(2,020)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	45.1%
Textiles, Apparel & Luxury Goods	12.3
Short-Term Investments	9.7
Food Products	9.5
Road & Rail	6.6
Household Products	5.7
Beverages	5.6
Banks	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

International Advantage Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $1,283,964)	$1,451,042
Investment in Security of Affiliated Issuer, at Value (Cost $155,915)	155,915
Total Investments in Securities, at Value (Cost $1,439,879)	1,606,957
Foreign Currency, at Value (Cost $818)	818
Cash	505
Receivable for Fund Shares Sold	9,170
Receivable for Investments Sold	2,345
Dividends Receivable	1,011
Tax Reclaim Receivable	724
Receivable from Affiliate	266
Receivable from Securities Lending Income	19
Other Assets	240
Total Assets	1,622,055
Liabilities:
Payable for Investments Purchased	14,401
Payable for Advisory Fees	2,650
Due to Broker	1,530
Deferred Capital Gain Country Tax	1,404
Payable for Fund Shares Redeemed	647
Payable for Administration Fees	100
Payable for Shareholder Services Fees — Class A	57
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	12
Payable for Professional Fees	52
Payable for Transfer Agency Fees — Class I	13
Payable for Transfer Agency Fees — Class A	5
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Sub Transfer Agency Fees — Class A	16
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	2
Payable for Custodian Fees	5
Other Liabilities	13
Total Liabilities	20,907
Net Assets	$1,601,148
Net Assets Consist of:
Paid-in-Capital	$1,427,469
Total Distributable Earnings	173,679
Net Assets	$1,601,148

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

International Advantage Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2019 (000)
CLASS I:
Net Assets	$1,299,237
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	68,307,760
Net Asset Value, Offering and Redemption Price Per Share	$19.02
CLASS A:
Net Assets	$286,406
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	15,256,495
Net Asset Value, Redemption Price Per Share	$18.77
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.04
Maximum Offering Price Per Share	$19.81
CLASS L:
Net Assets	$236
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	12,915
Net Asset Value, Offering and Redemption Price Per Share	$18.27
CLASS C:
Net Assets	$15,259
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	845,340
Net Asset Value, Offering and Redemption Price Per Share	$18.05
CLASS IS:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	529
Net Asset Value, Offering and Redemption Price Per Share	$19.03
(1) Including: Securities on Loan, at Value:	$6,276

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

International Advantage Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,021 of Foreign Taxes Withheld)	$9,526
Dividends from Security of Affiliated Issuer (Note G)	1,367
Income from Securities Loaned — Net	112
Total Investment Income	11,005
Expenses:
Advisory Fees (Note B)	4,701
Sub Transfer Agency Fees — Class I	329
Sub Transfer Agency Fees — Class A	149
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	5
Administration Fees (Note C)	476
Shareholder Services Fees — Class A (Note D)	300
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	63
Custodian Fees (Note F)	91
Registration Fees	78
Professional Fees	64
Shareholder Reporting Fees	35
Transfer Agency Fees — Class I (Note E)	25
Transfer Agency Fees — Class A (Note E)	5
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	12
Pricing Fees	1
Other Expenses	19
Total Expenses	6,357
Rebate from Morgan Stanley Affiliate (Note G)	(117)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Net Expenses	6,238
Net Investment Income	4,767
Realized Gain (Loss):
Investments Sold	3,813
Foreign Currency Translation	(17)
Net Realized Gain	3,796
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $1,263)	193,644
Foreign Currency Translation	48
Net Change in Unrealized Appreciation (Depreciation)	193,692
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	197,488
Net Increase in Net Assets Resulting from Operations	$202,255

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

International Advantage Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,767	$352
Net Realized Gain	3,796	10,167
Net Change in Unrealized Appreciation (Depreciation)	193,692	(65,723)
Net Increase (Decrease) in Net Assets Resulting from Operations	202,255	(55,204)
Dividends and Distributions to Shareholders:
Class I	—	(7,460)
Class A	—	(3,589)
Class L	—	(3)
Class C	—	(193)
Class IS	—	(— @)
Total Dividends and Distributions to Shareholders	—	(11,245)
Capital Share Transactions:(1)
Class I:
Subscribed	662,481	540,991
Distributions Reinvested	—	7,436
Redeemed	(90,539)	(101,820)
Class A:
Subscribed	123,418	225,567
Distributions Reinvested	—	3,589
Redeemed	(81,884)	(148,854)
Class L:
Exchanged	35	75
Distributions Reinvested	—	3
Redeemed	(— @)	(33)
Class C:
Subscribed	4,686	8,414
Distributions Reinvested	—	193
Redeemed	(2,739)	(2,953)
Class IS:
Subscribed	—	10 (a)
Net Increase in Net Assets Resulting from Capital Share Transactions	615,458	532,618
Redemption Fees	39	31
Total Increase in Net Assets	817,752	466,200
Net Assets:
Beginning of Period	783,396	317,196
End of Period	$1,601,148	$783,396

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

International Advantage Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	37,191	31,862
Shares Issued on Distributions Reinvested	—	468
Shares Redeemed	(5,058)	(5,996)
Net Increase in Class I Shares Outstanding	32,133	26,334
Class A:
Shares Subscribed	7,039	12,985
Shares Issued on Distributions Reinvested	—	228
Shares Redeemed	(4,812)	(8,785)
Net Increase in Class A Shares Outstanding	2,227	4,428
Class L:
Shares Exchanged	2	4
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(— @@)	(2)
Net Increase in Class L Shares Outstanding	2	2
Class C:
Shares Subscribed	271	494
Shares Issued on Distributions Reinvested	—	13
Shares Redeemed	(164)	(183)
Net Increase in Class C Shares Outstanding	107	324
Class IS:
Shares Subscribed	—	1 (a)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

(a)  For the period June 15, 2018 through December 31, 2018.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

International Advantage Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$15.74		$16.89		$11.91		$11.80		$12.36		$12.36
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.04		0.00	(3)	0.02		0.10		0.13
Net Realized and Unrealized Gain (Loss)	3.20		(0.91)		5.32		0.29		1.18		0.20
Total from Investment Operations	3.28		(0.87)		5.32		0.31		1.28		0.33
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.10)		(0.07)
Net Realized Gain	—		(0.28)		(0.34)		(0.20)		(1.74)		(0.26)
Total Distributions	—		(0.28)		(0.34)		(0.20)		(1.84)		(0.33)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	—		0.00	(3)
Net Asset Value, End of Period	$19.02		$15.74		$16.89		$11.91		$11.80		$12.36
Total Return(4)	20.84	%(8)	(5.19)%		44.75%		2.47%		10.23%		2.58%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,299,237		$569,408		$166,189		$29,781		$2,361		$3,387
Ratio of Expenses Before Expense Limitation	1.00	%(9)	1.11%		1.21%		2.26%		4.82%		5.47%
Ratio of Expenses After Expense Limitation	0.98	%(5)(9)	0.98	%(5)	0.98	%(5)	0.99	%(5)	1.16	%(5)(6)	1.24	%(5)
Ratio of Net Investment Income	0.88	%(5)(9)	0.21	%(5)	0.02	%(5)	0.20	%(5)	0.76	%(5)	1.05	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(9)	0.02%		0.02%		0.01%		0.00	%(7)	0.01%
Portfolio Turnover Rate	9	%(8)	29%		30%		23%		96%		30%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2015, the maximum ratio was 1.25% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

International Advantage Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$15.56		$16.75		$11.86		$11.79		$12.37		$12.38
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.05		(0.02)		(0.07)		(0.00	)(3)	0.01		0.09
Net Realized and Unrealized Gain (Loss)	3.16		(0.89)		5.30		0.27		1.23		0.19
Total from Investment Operations	3.21		(0.91)		5.23		0.27		1.24		0.28
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.08)		(0.03)
Net Realized Gain	—		(0.28)		(0.34)		(0.20)		(1.74)		(0.26)
Total Distributions	—		(0.28)		(0.34)		(0.20)		(1.82)		(0.29)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	—		0.00	(3)
Net Asset Value, End of Period	$18.77		$15.56		$16.75		$11.86		$11.79		$12.37
Total Return(4)	20.63	%(8)	(5.48)%		44.18%		2.13%		9.92%		2.21%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$286,406		$202,732		$144,112		$10,822		$2,966		$889
Ratio of Expenses Before Expense Limitation	1.30	%(9)	1.37%		1.42%		2.55%		5.77%		6.03%
Ratio of Expenses After Expense Limitation	1.28	%(5)(9)	1.33	%(5)	1.31	%(5)	1.34	%(5)	1.46	%(5)(6)	1.59	%(5)
Ratio of Net Investment Income (Loss)	0.54	%(5)(9)	(0.10	)%(5)	(0.46	)%(5)	(0.04	)%(5)	0.09	%(5)	0.70	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(9)	0.02%		0.02%		0.01%		0.00	%(7)	0.01%
Portfolio Turnover Rate	9	%(8)	29%		30%		23%		96%		30%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to July 1, 2015, the maximum ratio was 1.60% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

International Advantage Portfolio

	Class L
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$15.18		$16.43		$11.70		$11.69		$12.31		$12.36
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.01)		(0.09)		(0.11)		(0.06)		(0.04)		0.02
Net Realized and Unrealized Gain (Loss)	3.10		(0.88)		5.18		0.27		1.20		0.20
Total from Investment Operations	3.09		(0.97)		5.07		0.21		1.16		0.22
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.04)		(0.01)
Net Realized Gain	—		(0.28)		(0.34)		(0.20)		(1.74)		(0.26)
Total Distributions	—		(0.28)		(0.34)		(0.20)		(1.78)		(0.27)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	—		0.00	(3)
Net Asset Value, End of Period	$18.27		$15.18		$16.43		$11.70		$11.69		$12.31
Total Return(4)	20.29	%(8)	(5.95)%		43.41%		1.64%		9.34%		1.69%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$236		$161		$135		$75		$211		$148
Ratio of Expenses Before Expense Limitation	2.49	%(9)	2.82%		3.82%		3.96%		6.87%		7.42%
Ratio of Expenses After Expense Limitation	1.83	%(5)(9)	1.83	%(5)	1.84	%(5)	1.84	%(5)	1.97	%(5)(6)	2.09	%(5)
Ratio of Net Investment Income (Loss)	(0.07	)%(5)(9)	(0.55	)%(5)	(0.77	)%(5)	(0.52	)%(5)	(0.31	)%(5)	0.20	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(9)	0.02%		0.01%		0.01%		0.00	%(7)	0.01%
Portfolio Turnover Rate	9	%(8)	29%		30%		23%		96%		30%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to July 1, 2015, the maximum ratio was 2.10% for Class L shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

International Advantage Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$15.02		$16.30		$11.63		$11.66		$13.80
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.02)		(0.15)		(0.17)		(0.11)		(0.08)
Net Realized and Unrealized Gain (Loss)	3.05		(0.85)		5.18		0.28		(0.26)
Total from Investment Operations	3.03		(1.00)		5.01		0.17		(0.34)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.06)
Net Realized Gain	—		(0.28)		(0.34)		(0.20)		(1.74)
Total Distributions	—		(0.28)		(0.34)		(0.20)		(1.80)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	—
Net Asset Value, End of Period	$18.05		$15.02		$16.30		$11.63		$11.66
Total Return(5)	20.17	%(9)	(6.18)%		43.16%		1.38%		(2.63	)%(9)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15,259		$11,087		$6,760		$1,067		$247
Ratio of Expenses Before Expense Limitation	2.03	%(10)	2.10%		2.25%		3.60%		9.11	%(10)
Ratio of Expenses After Expense Limitation	2.01	%(6)(10)	2.07	%(6)	2.08	%(6)	2.09	%(6)	2.11	%(6)(7)(10)
Ratio of Net Investment Loss	(0.24	)%(6)(10)	(0.88	)%(6)	(1.12	)%(6)	(0.91	)%(6)	(0.94	)%(6)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(10)	0.02%		0.02%		0.01%		0.00	%(8)(10)
Portfolio Turnover Rate	9	%(9)	29%		30%		23%		96%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to July 1, 2015, the maximum ratio was 2.35% for Class C shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

International Advantage Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period from June 15, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$15.75		$18.90
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.07		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	3.21		(2.87)
Total from Investment Operations	3.28		(2.87)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.28)
Redemption Fees	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$19.03		$15.75
Total Return(4)	20.83	%(6)	(15.22	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$8
Ratio of Expenses Before Expense Limitation	18.41	%(7)	19.51	%(7)
Ratio of Expenses After Expense Limitation	0.93	%(5)(7)	0.93	%(5)(7)
Ratio of Net Investment Income (Loss)	0.83	%(5)(7)	(0.04	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)	0.02	%(7)
Portfolio Turnover Rate	9	%(6)	29%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the International Advantage Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$—	$87,820	$—	$87,820
Beverages	—	89,595	—	89,595
Biotechnology	—	40,301	—	40,301
Capital Markets	34,778	24,382	—	59,160
Chemicals	—	45,185	—	45,185
Diversified Consumer Services	51,917	—	—	51,917
Electronic Equipment, Instruments & Components	—	78,968	—	78,968
Food Products	—	152,574	—	152,574
Hotels, Restaurants & Leisure	—	15,846	—	15,846
Household Products	—	92,366	—	92,366
Information Technology Services	79,098	—	—	79,098
Insurance	—	45,730	—	45,730
Interactive Media & Services	—	57,985	—	57,985
Internet & Direct Marketing Retail	55,548	—	—	55,548
Machinery	—	15,336	—	15,336
Marine	—	28,995	—	28,995
Multi-Utilities	45,067	—	—	45,067
Road & Rail	—	105,358	—	105,358
Semiconductors & Semiconductor Equipment	22,824	46,429	—	69,253
Software	36,504	—	—	36,504
Textiles, Apparel & Luxury Goods	—	197,045	—	197,045
Total Common Stocks	325,736	1,123,915	—	1,449,651
Call Options Purchased	—	1,391		1,391
Short-Term Investment
Investment Company	155,915	—	—	155,915
Total Assets	$481,651	$1,125,306	$—	$1,606,957

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$1,391	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gain (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(329)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(929)(c)

c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$1,391	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
BNP Paribas	$373		$—	$(373)	$0
Royal Bank of Scotland	1,018		—	(1,018)	0
Total	$1,391	(a)	$—	$(1,391)	$0

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	407,169,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$6,276	(a)	$—	$(6,156	)(b)	$120

(a) Represents market value of loaned securities at period end.

(b) The Fund received non-cash collateral of approximately $6,156,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

6.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2019, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.77% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $2,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $657,156,000 and $94,234,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $117,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$109,356	$293,332	$246,773	$1,367
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$155,915

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly,

no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$44	$11,201	$2,814	$3,157

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2018.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$3,391

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2018, the Fund intends to defer to January 1, 2019 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$2	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 37.7%.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee was higher than but close to its peer group average and total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

26

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

27

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIASAN
2669060 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	24
Privacy Notice	26
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in International Equity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

International Equity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Equity Portfolio Class I	$1,000.00	$1,140.10	$1,020.08	$5.04	$4.76	0.95%
International Equity Portfolio Class A	1,000.00	1,138.60	1,018.35	6.89	6.51	1.30
International Equity Portfolio Class L	1,000.00	1,135.50	1,015.97	9.42	8.90	1.78
International Equity Portfolio Class C	1,000.00	1,134.60	1,014.63	10.85	10.24	2.05
International Equity Portfolio Class IS	1,000.00	1,140.10	1,020.28	4.83	4.56	0.91

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (97.8%)
Canada (5.7%)
Barrick Gold Corp.	3,521,472	$55,583
Cameco Corp.	1,263,494	13,546
Constellation Software, Inc.	70,057	66,029
		135,158
China (3.3%)
China Petroleum & Chemical Corp. H Shares (a)	50,218,000	34,197
Tencent Holdings Ltd. (a)	986,800	44,643
		78,840
Denmark (0.4%)
Danske Bank A/S	626,518	9,906
Finland (1.3%)
Neste Oyj	941,879	32,018
France (14.8%)
AXA SA	1,588,915	41,741
L'Oreal SA	85,429	24,334
Pernod Ricard SA (b)	392,219	72,277
Safran SA	472,403	69,222
Sanofi	795,306	68,801
Thales SA	251,914	31,126
TOTAL SA	749,915	41,958
		349,459
Germany (15.1%)
Bayer AG (Registered)	725,569	50,397
Continental AG	91,099	13,282
Deutsche Post AG (Registered)	1,381,571	45,372
Fresenius SE & Co., KGaA	1,241,169	67,242
HeidelbergCement AG	307,249	24,852
Henkel AG & Co., KGaA (Preference)	707,982	69,292
SAP SE	632,555	86,952
		357,389
Hong Kong (3.5%)
AIA Group Ltd.	6,688,000	72,302
Minth Group Ltd. (b)	3,730,000	10,064
		82,366
Japan (11.8%)
FANUC Corp.	160,600	29,813
Hoya Corp.	85,400	6,560
Keyence Corp.	45,800	28,146
Kirin Holdings Co., Ltd.	3,226,300	69,635
Lion Corp.	1,061,800	19,811
Nitto Denko Corp.	277,800	13,682
Shiseido Co., Ltd.	610,800	46,132
Sumitomo Mitsui Financial Group, Inc.	881,351	31,209
Toyota Motor Corp.	275,900	17,149
USS Co., Ltd.	817,200	16,129
		278,266
	Shares	Value (000)
Korea, Republic of (2.0%)
LG Household & Health Care Ltd.	36,028	$41,000
NCSoft Corp.	16,366	6,760
		47,760
Netherlands (8.3%)
Heineken N.V.	620,354	69,244
ING Groep N.V.	2,831,632	32,835
Unilever N.V. CVA	1,542,118	93,937
		196,016
Portugal (0.1%)
Banco Comercial Portugues SA	7,484,822	2,314
Singapore (1.4%)
United Overseas Bank Ltd.	1,678,700	32,435
Spain (0.7%)
Banco Bilbao Vizcaya Argentaria SA	1,959,806	10,960
Bankinter SA	722,583	4,978
		15,938
Switzerland (4.8%)
Alcon, Inc. (c)	170,543	10,548
Novartis AG (Registered)	719,511	65,811
Roche Holding AG (Genusschein)	134,844	37,941
		114,300
Taiwan (1.0%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	603,959	23,657
United Kingdom (23.6%)
Admiral Group PLC	337,533	9,483
Ashtead Group PLC	587,870	16,861
Aviva PLC	6,445,382	34,186
British American Tobacco PLC	1,707,515	59,599
BT Group PLC	8,278,839	20,694
Experian PLC	722,460	21,932
Ferguson PLC (c)	180,872	12,892
GlaxoSmithKline PLC	3,678,535	73,635
Imperial Brands PLC	1,972,573	46,317
Man Group PLC	12,853,275	25,431
Prudential PLC	2,780,936	60,571
Reckitt Benckiser Group PLC	1,282,675	101,367
RELX PLC	1,750,350	42,358
RELX PLC	1,404,403	34,133
		559,459
Total Common Stocks (Cost $1,774,763)		2,315,281
Short-Term Investments (5.1%)
Securities held as Collateral on Loaned Securities (3.2%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $58,034)	58,034,303	58,034

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

International Equity Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.7%)
Barclays Capital, Inc., (2.50%, dated 6/28/19, due 7/1/19; proceeds $2,689; fully collateralized by a U.S. Government obligation; 3.63% due 2/15/44; valued at $2,742)	$2,689	$2,689
Merrill Lynch & Co., Inc., (2.48%, dated 6/28/19, due 7/1/19; proceeds $15,053; fully collateralized by U.S. Government obligations; 2.13% - 2.50% due 2/15/41 - 5/15/46; valued at $15,350)	15,049	15,049
		17,738
Total Securities held as Collateral on Loaned Securities (Cost $75,772)		75,772
	Shares
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $45,002)	45,002,475	45,002
Total Short-Term Investments (Cost $120,774)		120,774
Total Investments (102.9%) (Cost $1,895,537) Including $81,103 of Securities Loaned (d)(e)		2,436,055
Liabilities in Excess of Other Assets (–2.9%)		(68,821)
Net Assets (100.0%)		$2,367,234

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security trades on the Hong Kong exchange.

(b)  All or a portion of this security was on loan at June 30, 2019.

(c)  Non-income producing security.

(d)  The approximate fair value and percentage of net assets, $2,131,035,000 and 90.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $648,218,000 and the aggregate gross unrealized depreciation is approximately $107,700,000, resulting in net unrealized appreciation of approximately $540,518,000.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	35.5%
Pharmaceuticals	12.6
Insurance	9.2
Beverages	8.9
Personal Products	8.7
Household Products	8.1
Software	6.5
Banks	5.3
Oil, Gas & Consumable Fuels	5.2
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2019.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

International Equity Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $1,792,501)	$2,333,019
Investment in Security of Affiliated Issuer, at Value (Cost $103,036)	103,036
Total Investments in Securities, at Value (Cost $1,895,537)	2,436,055
Foreign Currency, at Value (Cost $1,813)	1,806
Cash from Securities Lending	437
Receivable for Investments Sold	62,700
Tax Reclaim Receivable	8,116
Dividends Receivable	3,435
Receivable for Fund Shares Sold	283
Receivable from Affiliate	59
Receivable from Securities Lending Income	22
Other Assets	271
Total Assets	2,513,184
Liabilities:
Collateral on Securities Loaned, at Value	76,209
Payable for Investments Purchased	63,072
Payable for Advisory Fees	4,513
Payable for Fund Shares Redeemed	1,122
Payable for Sub Transfer Agency Fees — Class I	284
Payable for Sub Transfer Agency Fees — Class A	212
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	154
Payable for Custodian Fees	69
Payable for Shareholder Services Fees — Class A	50
Payable for Distribution and Shareholder Services Fees — Class L	4
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Professional Fees	51
Payable for Transfer Agency Fees — Class I	6
Payable for Transfer Agency Fees — Class A	4
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	1
Other Liabilities	196
Total Liabilities	145,950
Net Assets	$2,367,234
Net Assets Consist of:
Paid-in-Capital	$1,721,315
Total Distributable Earnings	645,919
Net Assets	$2,367,234

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

International Equity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2019 (000)
CLASS I:
Net Assets	$1,622,439
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	105,509,670
Net Asset Value, Offering and Redemption Price Per Share	$15.38
CLASS A:
Net Assets	$232,040
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	15,189,723
Net Asset Value, Redemption Price Per Share	$15.28
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.85
Maximum Offering Price Per Share	$16.13
CLASS L:
Net Assets	$6,110
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	405,156
Net Asset Value, Offering and Redemption Price Per Share	$15.08
CLASS C:
Net Assets	$661
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	44,569
Net Asset Value, Offering and Redemption Price Per Share	$14.84
CLASS IS:
Net Assets	$505,984
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	32,900,418
Net Asset Value, Offering and Redemption Price Per Share	$15.38
(1) Including: Securities on Loan, at Value:	$81,103

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

International Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $4,598 of Foreign Taxes Withheld)	$45,192
Dividends from Security of Affiliated Issuer (Note G)	400
Income from Securities Loaned — Net	282
Total Investment Income	45,874
Expenses:
Advisory Fees (Note B)	9,660
Sub Transfer Agency Fees — Class I	829
Sub Transfer Agency Fees — Class A	230
Sub Transfer Agency Fees — Class L	2
Sub Transfer Agency Fees — Class C	— @
Administration Fees (Note C)	966
Shareholder Services Fees — Class A (Note D)	312
Distribution and Shareholder Services Fees — Class L (Note D)	22
Distribution and Shareholder Services Fees — Class C (Note D)	3
Custodian Fees (Note F)	157
Professional Fees	53
Registration Fees	47
Shareholder Reporting Fees	46
Directors' Fees and Expenses	38
Transfer Agency Fees — Class I (Note E)	10
Transfer Agency Fees — Class A (Note E)	7
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Pricing Fees	2
Other Expenses	41
Expenses Before Non Operating Expenses	12,429
Bank Overdraft Expense	11
Total Expenses	12,440
Reimbursement of Class Specific Expenses — Class I (Note B)	(504)
Reimbursement of Class Specific Expenses — Class A (Note B)	(62)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(35)
Waiver of Advisory Fees (Note B)	(21)
Net Expenses	11,815
Net Investment Income	34,059
Realized Gain (Loss):
Investments Sold	84,203
Foreign Currency Translation	(56)
Net Realized Gain	84,147
Change in Unrealized Appreciation (Depreciation):
Investments	209,485
Foreign Currency Translation	(2)
Net Change in Unrealized Appreciation (Depreciation)	209,483
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	293,630
Net Increase in Net Assets Resulting from Operations	$327,689

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

International Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$34,059	$66,419
Net Realized Gain	84,147	397,017
Net Change in Unrealized Appreciation (Depreciation)	209,483	(916,662)
Net Increase (Decrease) in Net Assets Resulting from Operations	327,689	(453,226)
Dividends and Distributions to Shareholders:
Class I	—	(239,211)
Class A	—	(35,769)
Class L	—	(631)
Class C	—	(98)
Class IS	—	(61,348)
Total Dividends and Distributions to Shareholders	—	(337,057)
Capital Share Transactions:(1)
Class I:
Subscribed	75,643	851,975
Distributions Reinvested	—	226,885
Redeemed	(408,565)	(503,337)
Class A:
Subscribed	6,698	67,050
Distributions Reinvested	—	35,438
Redeemed	(51,836)	(984,495)
Class L:
Exchanged	—	1,371
Distributions Reinvested	—	624
Redeemed	(679)	(1,549)
Class C:
Subscribed	24	314
Distributions Reinvested	—	96
Redeemed	(244)	(74)
Class IS:
Subscribed	9,937	58,361
Distributions Reinvested	—	53,242
Redeemed	(31,016)	(737,033)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(400,038)	(931,132)
Redemption Fees	8	24
Total Decrease in Net Assets	(72,341)	(1,721,391)
Net Assets:
Beginning of Period	2,439,575	4,160,966
End of Period	$2,367,234	$2,439,575

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

International Equity Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	5,239	48,024
Shares Issued on Distributions Reinvested	—	16,732
Shares Redeemed	(27,666)	(30,945)
Net Increase (Decrease) in Class I Shares Outstanding	(22,427)	33,811
Class A:
Shares Subscribed	478	4,034
Shares Issued on Distributions Reinvested	—	2,603
Shares Redeemed	(3,516)	(57,785)
Net Decrease in Class A Shares Outstanding	(3,038)	(51,148)
Class L:
Shares Exchanged	—	103
Shares Issued on Distributions Reinvested	—	47
Shares Redeemed	(48)	(98)
Net Increase (Decrease) in Class L Shares Outstanding	(48)	52
Class C:
Shares Subscribed	2	19
Shares Issued on Distributions Reinvested	—	7
Shares Redeemed	(18)	(5)
Net Increase (Decrease) in Class C Shares Outstanding	(16)	21
Class IS:
Shares Subscribed	682	3,302
Shares Issued on Distributions Reinvested	—	3,921
Shares Redeemed	(2,098)	(41,355)
Net Decrease in Class IS Shares Outstanding	(1,416)	(34,132)

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

International Equity Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$13.49		$17.97		$14.64		$15.10		$15.47		$16.98
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.20		0.31		0.26		0.27		0.30		0.39
Net Realized and Unrealized Gain (Loss)	1.69		(2.78)		3.41		(0.57)		(0.23)		(1.42)
Total from Investment Operations	1.89		(2.47)		3.67		(0.30)		0.07		(1.03)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.39)		(0.34)		(0.16)		(0.44)		(0.48)
Net Realized Gain	—		(1.62)		—		—		—		—
Total Distributions	—		(2.01)		(0.34)		(0.16)		(0.44)		(0.48)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$15.38		$13.49		$17.97		$14.64		$15.10		$15.47
Total Return(4)	14.01	%(7)	(13.80)%		25.17%		(2.00)%		0.36%		(6.08)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,622,439		$1,725,392		$1,691,807		$1,719,699		$2,073,782		$2,620,040
Ratio of Expenses Before Expense Limitation	1.01	%(8)	0.99%		0.99%		0.98%		1.01%		1.04%
Ratio of Expenses After Expense Limitation	0.95	%(5)(8)	0.95	%(5)	0.95	%(5)	0.95	%(5)	0.95	%(5)	0.95	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	0.95	%(5)(8)	N/A		N/A		0.95	%(5)	0.95	%(5)	0.95	%(5)
Ratio of Net Investment Income	2.81	%(5)(8)	1.82	%(5)	1.54	%(5)	1.86	%(5)	1.85	%(5)	2.33	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	10	%(7)	34%		18%		33%		29%		29%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

International Equity Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$13.42		$17.75		$14.46		$14.91		$15.28		$16.78
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.19		0.32		0.19		0.23		0.24		0.31
Net Realized and Unrealized Gain (Loss)	1.67		(2.82)		3.38		(0.58)		(0.23)		(1.38)
Total from Investment Operations	1.86		(2.50)		3.57		(0.35)		0.01		(1.07)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		(0.28)		(0.10)		(0.38)		(0.43)
Net Realized Gain	—		(1.62)		—		—		—		—
Total Distributions	—		(1.83)		(0.28)		(0.10)		(0.38)		(0.43)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$15.28		$13.42		$17.75		$14.46		$14.91		$15.28
Total Return(4)	13.86	%(7)	(14.13)%		24.77%		(2.33)%		(0.02)%		(6.43)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$232,040		$244,622		$1,231,279		$1,176,835		$1,369,566		$1,576,475
Ratio of Expenses Before Expense Limitation	1.35	%(8)	1.31%		1.31%		1.30%		1.32%		1.34%
Ratio of Expenses After Expense Limitation	1.30	%(5)(8)	1.30	%(5)	1.30	%(5)	1.29	%(5)	1.30	%(5)	1.30	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.30	%(5)(8)	N/A		N/A		1.29	%(5)	1.30	%(5)	1.30	%(5)
Ratio of Net Investment Income	2.56	%(5)(8)	1.83	%(5)	1.16	%(5)	1.60	%(5)	1.48	%(5)	1.89	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	10	%(7)	34%		18%		33%		29%		29%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

International Equity Portfolio

	Class L
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$13.28		$17.70		$14.43		$14.87		$15.23		$16.71
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.10		0.11		0.16		0.15		0.24
Net Realized and Unrealized Gain (Loss)	1.65		(2.66)		3.35		(0.58)		(0.21)		(1.39)
Total from Investment Operations	1.80		(2.56)		3.46		(0.42)		(0.06)		(1.15)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.24)		(0.19)		(0.02)		(0.30)		(0.33)
Net Realized Gain	—		(1.62)		—		—		—		—
Total Distributions	—		(1.86)		(0.19)		(0.02)		(0.30)		(0.33)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$15.08		$13.28		$17.70		$14.43		$14.87		$15.23
Total Return(4)	13.55	%(7)	(14.49)%		24.06%		(2.82)%		(0.47)%		(6.91)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,110		$6,022		$7,099		$7,008		$9,053		$9,763
Ratio of Expenses Before Expense Limitation	N/A		N/A		1.90%		1.93%		1.89%		1.89%
Ratio of Expenses After Expense Limitation	1.79	%(5)(8)	1.72	%(5)	1.80	%(5)	1.80	%(5)	1.80	%(5)	1.80	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.78	%(5)(8)	N/A%		N/A%		1.80	%(5)	1.80	%(5)	1.80	%(5)
Ratio of Net Investment Income	2.09	%(5)(8)	1.17	%(5)	0.69	%(5)	1.09	%(5)	0.97	%(5)	1.48	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	10	%(7)	34%		18%		33%		29%		29%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

International Equity Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$13.08		$17.51		$14.31		$14.77		$16.70
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.12		0.05		0.04		0.14		(0.03)
Net Realized and Unrealized Gain (Loss)	1.64		(2.64)		3.35		(0.58)		(1.53)
Total from Investment Operations	1.76		(2.59)		3.39		(0.44)		(1.56)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)		(0.19)		(0.02)		(0.37)
Net Realized Gain	—		(1.62)		—		—		—
Total Distributions	—		(1.84)		(0.19)		(0.02)		(0.37)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$14.84		$13.08		$17.51		$14.31		$14.77
Total Return(5)	13.46	%(8)	(14.82)%		23.78%		(3.01)%		(9.41	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$661		$787		$677		$476		$372
Ratio of Expenses Before Expense Limitation	2.29	%(9)	2.27%		2.41%		2.40%		2.75	%(9)
Ratio of Expenses After Expense Limitation	2.05	%(6)(9)	2.05	%(6)	2.05	%(6)	2.05	%(6)	2.05	%(6)(9)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	2.05	%(6)(9)	N/A		N/A		2.05	%(6)	2.05	%(6)(9)
Ratio of Net Investment Income (Loss)	1.64	%(6)(9)	0.83	%(6)	0.22	%(6)	0.95	%(6)	(0.27	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	10	%(8)	34%		18%		33%		29%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

International Equity Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$13.48		$17.97		$14.64		$15.10		$15.47		$16.98
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.22		0.38		0.26		0.29		0.30		0.40
Net Realized and Unrealized Gain (Loss)	1.68		(2.86)		3.42		(0.59)		(0.23)		(1.43)
Total from Investment Operations	1.90		(2.48)		3.68		(0.30)		0.07		(1.03)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.39)		(0.35)		(0.16)		(0.44)		(0.48)
Net Realized Gain	—		(1.62)		—		—		—		—
Total Distributions	—		(2.01)		(0.35)		(0.16)		(0.44)		(0.48)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$15.38		$13.48		$17.97		$14.64		$15.10		$15.47
Total Return(4)	14.01	%(7)	(13.76)%		25.22%		(1.95)%		0.40%		(6.07)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$505,984		$462,752		$1,230,104		$1,058,165		$872,167		$715,262
Ratio of Expenses Before Expense Limitation	0.91	%(8)	N/A		0.91%		0.91%		0.91%		0.91%
Ratio of Expenses After Expense Limitation	0.91	%(5)(8)	0.90	%(5)	0.91	%(5)	0.91	%(5)	0.91	%(5)	0.91	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	0.91	%(5)(8)	N/A		N/A		0.91	%(5)	0.91	%(5)	0.91	%(5)
Ratio of Net Investment Income	2.99	%(5)(8)	2.19	%(5)	1.52	%(5)	1.96	%(5)	1.84	%(5)	2.36	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	10	%(7)	34%		18%		33%		29%		29%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the International Equity Portfolio. The Fund seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$100,348	$—	$100,348
Air Freight & Logistics	—	45,372	—	45,372
Auto Components	—	23,346	—	23,346
Automobiles	—	17,149	—	17,149
Banks	—	124,637	—	124,637
Beverages	—	211,156	—	211,156
Capital Markets	25,431	—	—	25,431
Chemicals	—	13,682	—	13,682
Construction Materials	—	24,852	—	24,852
Diversified Telecommunication Services	—	20,694	—	20,694
Electronic Equipment, Instruments & Components	—	28,146	—	28,146
Entertainment	—	6,760	—	6,760
Health Care Equipment & Supplies	—	17,108	—	17,108
Health Care Providers & Services	—	67,242	—	67,242
Household Products	—	190,470	—	190,470
Insurance	—	218,283	—	218,283
Interactive Media & Services	—	44,643	—	44,643
Machinery	—	29,813	—	29,813
Metals & Mining	55,583	—	—	55,583
Oil, Gas & Consumable Fuels	13,546	108,173	—	121,719
Personal Products	—	205,403	—	205,403
Pharmaceuticals	—	296,585	—	296,585
Professional Services	—	98,423	—	98,423
Semiconductors & Semiconductor Equipment	23,657	—	—	23,657
Software	66,029	86,952	—	152,981
Specialty Retail	—	16,129	—	16,129
Tobacco	—	105,916	—	105,916
Trading Companies & Distributors	—	29,753	—	29,753
Total Common Stocks	184,246	2,131,035	—	2,315,281
Short-Term Investments
Investment Company	103,036	—	—	103,036
Repurchase Agreements	—	17,738	—	17,738
Total Short-Term Investments	103,036	17,738	—	120,774
Total Assets	$287,282	$2,148,773	$—	$2,436,055

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any in-

terest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$81,103	(a)	$—	$(81,103	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $76,209,000, of which approximately $75,772,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2019, there was uninvested cash of approximately $437,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $8,714,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2019:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$76,209	$—	$—	$—	$76,209
Total Borrowings	$76,209	$—	$—	$—	$76,209
Gross amount of recognized liabilities for securities lending transactions					$76,209

6.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $10 billion	Over $10 billion
0.80%	0.75%

Effective July 1, 2019, the Adviser will provide the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $3 billion	Over $3 billion
0.80%	0.75%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.80% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 1.80% for Class L shares, 2.05% for Class C shares and 0.91% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $21,000 of advisory fees were waived and approximately $569,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $242,988,000 and $478,344,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $35,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$50,406	$341,540	$288,910	$400

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$103,036

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of

Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$62,556	$274,501	$77,241	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(109,637)	$109,637

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$633	$21,445

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 42.2%.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the three- and five-year periods but better than its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee was higher than but close to its peer group average and the total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

26

Privacy Notice (unaudited) (cont'd)

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIESAN
2668913 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	27
Privacy Notice	29
Director and Officer Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in International Opportunity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

International Opportunity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Opportunity Portfolio Class I	$1,000.00	$1,250.40	$1,019.89	$5.52	$4.96	0.99%
International Opportunity Portfolio Class A	1,000.00	1,248.70	1,018.45	7.14	6.41	1.28
International Opportunity Portfolio Class L	1,000.00	1,245.50	1,015.67	10.24	9.20	1.84
International Opportunity Portfolio Class C	1,000.00	1,244.80	1,014.83	11.19	10.04	2.01
International Opportunity Portfolio Class IS	1,000.00	1,250.60	1,020.18	5.19	4.66	0.93
International Opportunity Portfolio Class IR	1,000.00	1,251.10	1,020.28	5.08	4.56	0.91

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

International Opportunity Portfolio

	Shares	Value (000)
Common Stocks (96.8%)
Argentina (1.8%)
Globant SA (a)	268,605	$27,143
China (23.5%)
China Resources Beer Holdings Co., Ltd. (b)	5,070,666	24,000
Ctrip.com International Ltd. ADR (a)	662,270	24,444
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,924,872	44,697
Huazhu Group Ltd. ADR	851,266	30,859
HUYA, Inc. ADR (a)	937,169	23,158
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	1,452,307	25,736
Kweichow Moutai Co., Ltd., Class A	155,314	22,282
Meituan Dianping, Class B (a)(b)	4,509,200	39,565
Shenzhou International Group Holdings Ltd. (b)	1,688,100	23,126
TAL Education Group ADR (a)	2,336,073	89,004
		346,871
Denmark (4.8%)
DSV A/S	720,478	70,736
France (3.9%)
Hermes International	79,079	57,035
Germany (2.6%)
Adidas AG	96,407	29,763
Nemetschek SE	154,676	9,313
		39,076
Hong Kong (4.9%)
China East Education Holdings Ltd.	14,615,000	20,804
Haidilao International Holding Ltd. (c)(d)	5,152,000	21,558
Hong Kong Exchanges & Clearing Ltd.	857,100	30,295
		72,657
India (6.2%)
HDFC Bank Ltd.	1,971,630	70,007
Kotak Mahindra Bank Ltd.	1,000,194	21,442
		91,449
Italy (6.3%)
Moncler SpA	2,183,972	93,376
Japan (9.9%)
Calbee, Inc.	741,000	19,968
Keyence Corp.	87,600	53,833
Nihon M&A Center, Inc.	1,249,200	30,073
Pigeon Corp.	536,200	21,630
Yume No Machi Souzou Iinkai Co. Ltd. (d)	1,403,900	20,553
		146,057
Korea, Republic of (1.5%)
NAVER Corp.	223,637	22,077
Netherlands (1.4%)
ASML Holding N.V.	97,838	20,455
	Shares	Value (000)
Sweden (2.3%)
Vitrolife AB	1,735,522	$33,848
Switzerland (1.8%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	318	25,874
Taiwan (2.4%)
Taiwan Semiconductor Manufacturing Co., Ltd.	4,696,000	35,824
United Kingdom (7.8%)
Fevertree Drinks PLC	1,315,678	38,869
Just Eat PLC (a)	3,212,760	25,512
Reckitt Benckiser Group PLC	247,074	19,526
Rightmove PLC	4,622,360	31,408
		115,315
United States (15.7%)
Booking Holdings, Inc. (a)	23,452	43,966
CEVA, Inc. (a)	252,391	6,146
EPAM Systems, Inc. (a)	384,155	66,497
Farfetch Ltd., Class A (a)	2,592,679	53,928
MercadoLibre, Inc. (a)	36,467	22,309
Spotify Technology SA (a)	266,281	38,935
		231,781
Total Common Stocks (Cost $1,242,159)		1,429,574
Short-Term Investments (3.3%)
Securities held as Collateral on Loaned Securities (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	469,091	469
	Face Amount (000)
Repurchase Agreements (0.0%)
Barclays Capital, Inc., (2.50%, dated 6/28/19, due 7/1/19; proceeds $22; fully collateralized by a U.S. Government obligation; 3.63% due 2/15/44; valued at $22)	$22	22
Merrill Lynch & Co., Inc., (2.48%, dated 6/28/19, due 7/1/19; proceeds $122; fully collateralized by U.S. Government obligations; 2.13% - 2.50% due 2/15/41 - 5/15/46; valued at $124)	121	121
		143
Total Securities held as Collateral on Loaned Securities (Cost $612)		612

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

International Opportunity Portfolio

	Shares	Value (000)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $48,614)	48,614,175	$48,614
Total Short-Term Investments (Cost $49,226)		49,226
Total Investments Excluding Purchased Options (100.1%) (Cost $1,291,385)		1,478,800
Total Purchased Options Outstanding (0.1%) (Cost $4,922)		1,485
Total Investments (100.2%) (Cost $1,296,307) Including $10,842 of Securities Loaned (e)(f)		1,480,285
Liabilities in Excess of Other Assets (–0.2%)		(3,512)
Net Assets (100.0%)		$1,476,773

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  All or a portion of this security was on loan at June 30, 2019.

(e)  The approximate fair value and percentage of net assets, $912,373,000 and 61.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(f)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $227,875,000 and the aggregate gross unrealized depreciation is approximately $43,897,000, resulting in net unrealized appreciation of approximately $183,978,000.

ADR  American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.58	Jan-20	205,952,091	205,952	$475		$1,054	$(579)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul-19	253,361,109	253,361	—	@	1,234	(1,234)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun-20	276,248,817	276,249	902		1,426	(524)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct-19	205,458,191	205,458	108		1,208	(1,100)
							$1,485		$4,922	$(3,437)

@  —  Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	43.5%
Internet & Direct Marketing Retail	15.6
Textiles, Apparel & Luxury Goods	13.7
Beverages	7.5
Diversified Consumer Services	7.4
Banks	6.2
Food Products	6.1
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2019.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

International Opportunity Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $1,247,224)	$1,431,202
Investment in Security of Affiliated Issuer, at Value (Cost $49,083)	49,083
Total Investments in Securities, at Value (Cost $1,296,307)	1,480,285
Foreign Currency, at Value (Cost $1,500)	1,498
Cash from Securities Lending	4
Receivable for Investments Sold	6,110
Receivable for Fund Shares Sold	3,922
Dividends Receivable	1,384
Tax Reclaim Receivable	250
Receivable from Affiliate	116
Receivable from Securities Lending Income	41
Other Assets	199
Total Assets	1,493,809
Liabilities:
Payable for Investments Purchased	10,290
Payable for Advisory Fees	2,697
Due to Broker	1,650
Deferred Capital Gain Country Tax	847
Collateral on Securities Loaned, at Value	616
Payable for Fund Shares Redeemed	500
Payable for Sub Transfer Agency Fees — Class I	74
Payable for Sub Transfer Agency Fees — Class A	50
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	6
Payable for Shareholder Services Fees — Class A	60
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	37
Payable for Administration Fees	94
Payable for Professional Fees	57
Payable for Transfer Agency Fees — Class I	16
Payable for Transfer Agency Fees — Class A	4
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	2
Payable for Transfer Agency Fees — Class IS	1
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Custodian Fees	13
Other Liabilities	22
Total Liabilities	17,036
Net Assets	$1,476,773
Net Assets Consist of:
Paid-in-Capital	$1,330,231
Total Distributable Earnings	146,542
Net Assets	$1,476,773

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

International Opportunity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2019 (000)
CLASS I:
Net Assets	$1,012,413
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	40,952,623
Net Asset Value, Offering and Redemption Price Per Share	$24.72
CLASS A:
Net Assets	$300,496
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	12,365,389
Net Asset Value, Redemption Price Per Share	$24.30
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.35
Maximum Offering Price Per Share	$25.65
CLASS L:
Net Assets	$475
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	20,278
Net Asset Value, Offering and Redemption Price Per Share	$23.44
CLASS C:
Net Assets	$46,680
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,013,169
Net Asset Value, Offering and Redemption Price Per Share	$23.19
CLASS IS:
Net Assets	$14,626
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	590,887
Net Asset Value, Offering and Redemption Price Per Share	$24.75
CLASS IR:
Net Assets	$102,083
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,122,237
Net Asset Value, Offering and Redemption Price Per Share	$24.76
(1) Including: Securities on Loan, at Value:	$10,842

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

International Opportunity Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $976 of Foreign Taxes Withheld)	$6,619
Dividends from Security of Affiliated Issuer (Note G)	836
Income from Securities Loaned — Net	622
Total Investment Income	8,077
Expenses:
Advisory Fees (Note B)	5,037
Shareholder Services Fees — Class A (Note D)	336
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	210
Sub Transfer Agency Fees — Class I	356
Sub Transfer Agency Fees — Class A	156
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	15
Administration Fees (Note C)	511
Custodian Fees (Note F)	117
Registration Fees	66
Professional Fees	61
Transfer Agency Fees — Class I (Note E)	27
Transfer Agency Fees — Class A (Note E)	5
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	5
Transfer Agency Fees — Class IS (Note E)	5
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Reporting Fees	43
Directors' Fees and Expenses	16
Pricing Fees	1
Other Expenses	21
Total Expenses	6,992
Rebate from Morgan Stanley Affiliate (Note G)	(72)
Reimbursement of Class Specific Expenses — Class I (Note B)	(39)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(3)
Net Expenses	6,877
Net Investment Income	1,200
Realized Loss:
Investments Sold	(8,397)
Foreign Currency Translation	(117)
Net Realized Loss	(8,514)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $847)	272,115
Foreign Currency Translation	5
Net Change in Unrealized Appreciation (Depreciation)	272,120
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	263,606
Net Increase in Net Assets Resulting from Operations	$264,806

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

International Opportunity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$1,200	$(3,298)
Net Realized Loss	(8,514)	(27,142)
Net Change in Unrealized Appreciation (Depreciation)	272,120	(171,427)
Net Increase (Decrease) in Net Assets Resulting from Operations	264,806	(201,867)
Dividends and Distributions to Shareholders:
Class I	—	(1,559)
Class A	—	(642)
Class L	—	(1)
Class C	—	(92)
Class IS	—	(212)
Class IR	—	(8)
Total Dividends and Distributions to Shareholders	—	(2,514)
Capital Share Transactions:(1)
Class I:
Subscribed	311,128	760,795
Distributions Reinvested	—	1,546
Redeemed	(124,224)	(336,583)
Class A:
Subscribed	73,387	289,203
Distributions Reinvested	—	642
Redeemed	(52,051)	(208,727)
Class L:
Exchanged	—	70
Distributions Reinvested	—	1
Class C:
Subscribed	7,836	32,690
Distributions Reinvested	—	92
Redeemed	(5,149)	(13,408)
Class IS:
Subscribed	5,857	59,381
Distributions Reinvested	—	212
Redeemed	(8,787)	(105,874)
Class IR:
Subscribed	—	101,727
Distributions Reinvested	—	8
Net Increase in Net Assets Resulting from Capital Share Transactions	207,997	581,775
Redemption Fees	5	115
Total Increase in Net Assets	472,808	377,509
Net Assets:
Beginning of Period	1,003,965	626,456
End of Period	$1,476,773	$1,003,965

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

International Opportunity Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	13,461	32,491
Shares Issued on Distributions Reinvested	—	64
Shares Redeemed	(5,371)	(15,594)
Net Increase in Class I Shares Outstanding	8,090	16,961
Class A:
Shares Subscribed	3,215	12,370
Shares Issued on Distributions Reinvested	—	27
Shares Redeemed	(2,315)	(9,337)
Net Increase in Class A Shares Outstanding	900	3,060
Class L:
Shares Exchanged	—	3
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	—	(— @@)
Net Increase in Class L Shares Outstanding	—	3
Class C:
Shares Subscribed	355	1,444
Shares Issued on Distributions Reinvested	—	4
Shares Redeemed	(236)	(641)
Net Increase in Class C Shares Outstanding	119	807
Class IS:
Shares Subscribed	251	2,436
Shares Issued on Distributions Reinvested	—	9
Shares Redeemed	(369)	(4,293)
Net Decrease in Class IS Shares Outstanding	(118)	(1,848)
Class IR:
Shares Subscribed	—	4,122
Shares Issued on Distributions Reinvested	—	— @@
Net Increase in Class IR Shares Outstanding	—	4,122 (a)

(a)  For the period June 15, 2018 through December 31, 2018.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

International Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$19.77		$22.52		$14.93		$15.03		$13.92		$13.77
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.03		(0.04)		(0.08)		(0.03)		(0.00	)(3)	0.08
Net Realized and Unrealized Gain (Loss)	4.92		(2.66)		8.04		(0.07)		1.58		0.36
Total from Investment Operations	4.95		(2.70)		7.96		(0.10)		1.58		0.44
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.00	)(3)	(0.03)		(0.01)
Net Realized Gain	—		(0.05)		(0.37)		—		(0.44)		(0.28)
Total Distributions	—		(0.05)		(0.37)		(0.00	)(3)	(0.47)		(0.29)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$24.72		$19.77		$22.52		$14.93		$15.03		$13.92
Total Return(4)	25.04	%(8)	(12.04)%		53.38%		(0.65)%		11.40%		3.14%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,012,413		$649,580		$358,141		$62,440		$52,128		$10,943
Ratio of Expenses Before Expense Limitation	1.01	%(9)	1.04%		1.10%		1.34%		1.95%		3.25%
Ratio of Expenses After Expense Limitation	0.99	%(5)(9)	0.99	%(5)	0.98	%(5)	1.00	%(5)	1.01	%(5)(6)	1.09	%(5)
Ratio of Net Investment Income (Loss)	0.29	%(5)(9)	(0.19	)%(5)	(0.42	)%(5)	(0.22	)%(5)	(0.01	)%(5)	0.57	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.02%		0.00	%(7)	0.01%		0.01%
Portfolio Turnover Rate	13	%(8)	36%		30%		42%		51%		33%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2015, the maximum ratio was 1.15% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

International Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$19.46		$22.25		$14.79		$14.93		$13.87		$13.78
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.00	)(3)	(0.11)		(0.15)		(0.08)		(0.06)		0.01
Net Realized and Unrealized Gain (Loss)	4.84		(2.63)		7.98		(0.06)		1.57		0.37
Total from Investment Operations	4.84		(2.74)		7.83		(0.14)		1.51		0.38
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.01)		(0.01)
Net Realized Gain	—		(0.05)		(0.37)		—		(0.44)		(0.28)
Total Distributions	—		(0.05)		(0.37)		—		(0.45)		(0.29)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$24.30		$19.46		$22.25		$14.79		$14.93		$13.87
Total Return(4)	24.87	%(8)	(12.36)%		53.01%		(1.00)%		10.99%		2.71%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$300,496		$223,098		$186,988		$11,727		$9,520		$992
Ratio of Expenses Before Expense Limitation	1.29	%(9)	1.34%		1.36%		1.66%		2.28%		3.81%
Ratio of Expenses After Expense Limitation	1.28	%(5)(9)	1.33	%(5)	1.27	%(5)	1.35	%(5)	1.34	%(5)(6)	1.49	%(5)
Ratio of Net Investment Income (Loss)	(0.03	)%(5)(9)	(0.51	)%(5)	(0.74	)%(5)	(0.55	)%(5)	(0.39	)%(5)	0.04	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.02%		0.00	%(7)	0.01%		0.01%
Portfolio Turnover Rate	13	%(8)	36%		30%		42%		51%		33%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to July 1, 2015, the maximum ratio was 1.50% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

International Opportunity Portfolio

	Class L
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$18.82		$21.63		$14.47		$14.69		$13.71		$13.68
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.22)		(0.22)		(0.14)		(0.12)		(0.05)
Net Realized and Unrealized Gain (Loss)	4.69		(2.54)		7.75		(0.08)		1.54		0.36
Total from Investment Operations	4.62		(2.76)		7.53		(0.22)		1.42		0.31
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.05)		(0.37)		—		(0.44)		(0.28)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$23.44		$18.82		$21.63		$14.47		$14.69		$13.71
Total Return(4)	24.55	%(8)	(12.81)%		52.11%		(1.50)%		10.38%		2.24%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$475		$382		$364		$221		$266		$193
Ratio of Expenses Before Expense Limitation	2.13	%(9)	2.28%		2.51%		3.16%		3.54%		5.06%
Ratio of Expenses After Expense Limitation	1.84	%(5)(9)	1.84	%(5)	1.84	%(5)	1.85	%(5)	1.91	%(5)(6)	1.99	%(5)
Ratio of Net Investment Loss	(0.61	)%(5)(9)	(1.02	)%(5)	(1.16	)%(5)	(1.00	)%(5)	(0.80	)%(5)	(0.38	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.00	%(7)	0.01%		0.01%
Portfolio Turnover Rate	13	%(8)	36%		30%		42%		51%		33%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to July 1, 2015, the maximum ratio was 2.00% for Class L shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

International Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$18.63		$21.46		$14.39		$14.63		$15.39
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.08)		(0.27)		(0.29)		(0.19)		(0.13)
Net Realized and Unrealized Gain (Loss)	4.64		(2.51)		7.73		(0.05)		(0.16)
Total from Investment Operations	4.56		(2.78)		7.44		(0.24)		(0.29)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.03)
Net Realized Gain	—		(0.05)		(0.37)		—		(0.44)
Total Distributions	—		(0.05)		(0.37)		—		(0.47)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$23.19		$18.63		$21.46		$14.39		$14.63
Total Return(5)	24.48	%(9)	(13.00)%		51.77%		(1.71)%		(1.85	)%(9)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$46,680		$35,297		$23,334		$1,862		$1,776
Ratio of Expenses Before Expense Limitation	2.02	%(10)	2.06%		2.10%		2.43%		3.03	%(10)
Ratio of Expenses After Expense Limitation	2.01	%(6)(10)	2.04	%(6)	2.01	%(6)	2.10	%(6)	2.10	%(6)(7)(10)
Ratio of Net Investment Loss	(0.76	)%(6)(10)	(1.24	)%(6)	(1.45	)%(6)	(1.32	)%(6)	(1.28	)%(6)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(10)	0.01%		0.02%		0.00	%(8)	0.01	%(10)
Portfolio Turnover Rate	13	%(9)	36%		30%		42%		51%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to July 1, 2015, the maximum ratio was 2.25% for Class C shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

International Opportunity Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$19.79		$22.54		$14.94		$15.03		$13.92		$13.77
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.03		0.02		(0.12)		(0.03)		0.02		0.07
Net Realized and Unrealized Gain (Loss)	4.93		(2.72)		8.09		(0.06)		1.56		0.37
Total from Investment Operations	4.96		(2.70)		7.97		(0.09)		1.58		0.44
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.00	)(3)	(0.03)		(0.01)
Net Realized Gain	—		(0.05)		(0.37)		—		(0.44)		(0.28)
Total Distributions	—		(0.05)		(0.37)		(0.00	)(3)	(0.47)		(0.29)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$24.75		$19.79		$22.54		$14.94		$15.03		$13.92
Total Return(4)	25.06	%(8)	(12.03)%		53.41%		(0.64)%		11.40%		3.22%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,626		$14,016		$57,629		$1,030		$12		$11
Ratio of Expenses Before Expense Limitation	0.98	%(9)	0.95%		1.03%		5.64%		15.79%		20.64%
Ratio of Expenses After Expense Limitation	0.93	%(5)(9)	0.92	%(5)	0.92	%(5)	0.93	%(5)	1.01	%(5)(6)	1.08	%(5)
Ratio of Net Investment Income (Loss)	0.27	%(5)(9)	0.09	%(5)	(0.56	)%(5)	(0.20	)%(5)	0.12	%(5)	0.51	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.02%		0.02%		0.01%		0.00	%(7)	0.01%
Portfolio Turnover Rate	13	%(8)	36%		30%		42%		51%		33%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.94% for Class IS shares. Prior to July 1, 2015, the maximum ratio was 1.09% for Class IS shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

International Opportunity Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period from June 15, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$19.79		$25.37
Income (Loss) from Investment Operations:
Net Investment Income Gain (Loss)(2)	0.04		(0.06)
Net Realized and Unrealized Gain (Loss)	4.93		(5.47)
Total from Investment Operations	4.97		(5.53)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.05)
Redemption Fees	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$24.76		$19.79
Total Return(4)	25.11	%(6)	(21.84	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$102,083		$81,592
Ratio of Expenses Before Expense Limitation	0.92	%(7)	0.95	%(7)
Ratio of Expenses After Expense Limitation	0.91	%(5)(7)	0.93	%(5)(7)
Ratio of Net Investment Income (Loss)	0.32	%(5)(7)	(0.46	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01	%(7)
Portfolio Turnover Rate	13	%(6)	36%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the International Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015 the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$—	$91,449	$—	$91,449
Beverages	—	110,887	—	110,887
Biotechnology	—	33,848	—	33,848
Capital Markets	—	30,295	—	30,295
Diversified Consumer Services	109,808	—	—	109,808
Electronic Equipment, Instruments & Components	—	53,833	—	53,833
Entertainment	62,093	—	—	62,093
Food Products	—	90,539	—	90,539
Hotels, Restaurants & Leisure	30,859	21,558	—	52,417
Household Products	—	41,156	—	41,156
Information Technology Services	66,497	—	—	66,497
Interactive Media & Services	—	53,485	—	53,485
Internet & Direct Marketing Retail	144,647	85,630	—	230,277
Professional Services	—	30,073	—	30,073
Road & Rail	—	70,736	—	70,736
Semiconductors & Semiconductor Equipment	6,146	56,279	—	62,425
Software	27,143	9,313	—	36,456
Textiles, Apparel & Luxury Goods	—	203,300	—	203,300
Total Common Stocks	447,193	982,381	—	1,429,574
Call Options Purchased	—	1,485	—	1,485
Short-Term Investments
Investment Company	49,083	—	—	49,083
Repurchase Agreements	—	143	—	143
Total Short-Term Investments	49,083	143	—	49,226
Total Assets	$496,276	$984,009	$—	$1,480,285

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$1,485	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(694	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(969	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$1,485	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
BNP Paribas	$475		$—	$(475)	$0
Royal Bank of Scotland	1010		—	(1,010)	0
Total	$1,485	(a)	$—	$(1,485)	$0

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	710,813,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$10,842	(f)	$—	$(10,842	)(g)(h)	$0

(f) Represents market value of loaned securities at period end.

(g) The Fund received cash collateral of approximately $616,000, of which approximately $612,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2019, there was uninvested cash of approximately $4,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $10,656,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(h) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2019:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$616	$—	$—	$—	$616
Total Borrowings	$616	$—	$—	$—	$616
Gross amount of recognized liabilities for securities lending transactions					$616

7.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

8.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares, Class IS shares and Class IR shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

9.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

11.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended June 30, 2019, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.77% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares, 0.94% for Class IS shares and 0.94% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $43,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $345,032,000 and $158,382,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

ended June 30, 2019, advisory fees paid were reduced by approximately $72,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$25,200	$261,798	$237,915	$836
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$49,083

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$608	$1,906	$385	$8,635

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$2,152	$(2,152)

At December 31, 2018, the Fund had no distributable earnings on a tax basis.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2018, the Fund intends to defer to January 1, 2019 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$484	$26,320

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 45.7%.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average, the actual management fee was higher than its peer group average and the total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average, (ii) management fee was acceptable and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

28

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

29

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

31

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIIOSAN
2669034 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	15
Investment Advisory Agreement Approval	22
Privacy Notice	24
Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in International Real Estate Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

International Real Estate Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Real Estate Portfolio Class I	$1,000.00	$1,125.40	$1,019.84	$5.27	$5.01	1.00%
International Real Estate Portfolio Class A	1,000.00	1,122.90	1,018.10	7.11	6.76	1.35
International Real Estate Portfolio Class L	1,000.00	1,120.40	1,015.62	9.73	9.25	1.85
International Real Estate Portfolio Class C	1,000.00	1,118.90	1,014.38	11.03	10.49	2.10
International Real Estate Portfolio Class IS	1,000.00	1,125.40	1,019.98	5.11	4.86	0.97

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

International Real Estate Portfolio

	Shares	Value (000)
Common Stocks (97.6%)
Australia (9.4%)
Dexus REIT	34,588	$316
Goodman Group REIT	38,294	405
GPT Group (The) REIT	66,201	286
Mirvac Group REIT	103,082	227
Scentre Group REIT	149,648	404
Stockland REIT	33,916	99
Vicinity Centres REIT	112,503	194
		1,931
Austria (0.3%)
Atrium European Real Estate Ltd. (a)	18,407	69
China (2.6%)
China Overseas Land & Investment Ltd. (b)	62,000	229
China Resources Land Ltd. (b)	30,000	132
Guangzhou R&F Properties Co., Ltd. H Shares (b)	18,400	35
Longfor Group Holdings Ltd. (b)	36,000	136
		532
Finland (0.4%)
Kojamo Oyj	5,613	84
France (10.4%)
Carmila SA REIT	3,664	65
Covivio REIT	1,494	156
Gecina SA REIT	2,758	413
ICADE REIT	1,623	149
Klepierre SA REIT	14,731	494
Mercialys SA REIT	11,274	149
Unibail-Rodamco-Westfield REIT	4,739	710
		2,136
Germany (6.4%)
ADO Properties SA	1,638	68
Alstria Office AG REIT	8,601	139
Deutsche EuroShop AG	748	21
Deutsche Wohnen SE	10,374	380
LEG Immobilien AG	768	87
Vonovia SE	13,065	624
		1,319
Hong Kong (24.0%)
Champion REIT	108,000	90
CK Asset Holdings Ltd.	44,500	347
Hongkong Land Holdings Ltd.	114,600	739
Hysan Development Co., Ltd.	25,836	134
Link REIT	96,895	1,192
New World Development Co., Ltd.	138,788	216
Sino Land Co., Ltd.	108,795	182
Sun Hung Kai Properties Ltd.	60,956	1,035
Swire Properties Ltd.	149,700	605
Wharf Holdings Ltd. (The)	22,117	58
Wharf Real Estate Investment Co., Ltd.	47,370	333
		4,931
	Shares	Value (000)
Ireland (0.8%)
Green REIT PLC	20,589	$42
Hibernia REIT PLC	79,335	131
		173
Japan (23.2%)
Activia Properties, Inc. REIT	19	83
Advance Residence Investment Corp. REIT	48	143
Frontier Real Estate Investment Corp. REIT	13	56
GLP J-REIT	139	158
Hulic Co., Ltd.	6,600	53
Hulic REIT, Inc.	18	31
Invincible Investment Corp. REIT	43	22
Japan Excellent, Inc. REIT	14	21
Japan Hotel REIT Investment Corp.	179	144
Japan Real Estate Investment Corp. REIT	62	377
Japan Retail Fund Investment Corp. REIT	105	212
Kenedix Office Investment Corp. REIT	9	65
Mitsubishi Estate Co., Ltd.	45,200	843
Mitsui Fudosan Co., Ltd.	32,300	784
Mori Trust Sogo Reit, Inc.	40	65
Nippon Building Fund, Inc. REIT	75	514
Nippon Prologis, Inc. REIT	36	83
Nomura Real Estate Master Fund, Inc. REIT	157	241
Orix, Inc. J-REIT	33	60
Premier Investment Corp. REIT	55	72
Sumitomo Realty & Development Co., Ltd.	14,600	522
Tokyo Tatemono Co., Ltd.	600	7
United Urban Investment Corp. REIT	126	211
		4,767
Malta (0.0%)
BGP Holdings PLC (a)(c)(d)	4,769,371	7
Netherlands (1.6%)
Eurocommercial Properties N.V. CVA REIT	8,502	227
NSI N.V. REIT	1,164	49
Wereldhave N.V. REIT	1,730	46
		322
Norway (0.9%)
Entra ASA	10,574	162
Norwegian Property ASA	16,770	24
		186
Singapore (2.6%)
Ascendas Real Estate Investment Trust REIT	65,900	152
CapitaLand Commercial Trust REIT	52,160	84
CapitaLand Ltd.	5,100	13
CapitaLand Mall Trust REIT	75,000	146
Mapletree Logistics Trust REIT	41,300	49
Suntec Real Estate Investment Trust REIT	21,600	31
UOL Group Ltd.	8,813	49
		524

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

International Real Estate Portfolio

	Shares	Value (000)
Spain (2.6%)
Inmobiliaria Colonial Socimi SA REIT	15,029	$167
Merlin Properties Socimi SA REIT	27,102	376
		543
Sweden (1.7%)
Atrium Ljungberg AB, Class B	4,275	77
Castellum AB	2,865	55
Hufvudstaden AB, Class A	8,972	153
Kungsleden AB	7,050	58
		343
Switzerland (0.5%)
PSP Swiss Property AG (Registered)	939	110
United Kingdom (10.2%)
British Land Co., PLC (The) REIT	70,081	479
Capital & Counties Properties PLC	22,084	61
Derwent London PLC REIT	3,477	138
Grainger PLC	20,796	65
Great Portland Estates PLC REIT	14,195	123
Hammerson PLC REIT	56,185	198
Intu Properties PLC REIT	32,675	32
Land Securities Group PLC REIT	49,978	529
LXB Retail Properties PLC (a)	102,398	—	@
Segro PLC REIT	15,035	139
Shaftesbury PLC REIT	2,056	21
St. Modwen Properties PLC	22,385	125
Urban & Civic PLC	40,412	170
Workspace Group PLC REIT	797	9
		2,089
Total Common Stocks (Cost $16,629)		20,066
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $287)	287,480	287
Total Investments (99.0%) (Cost $16,916) (e)(f)		20,353
Other Assets in Excess of Liabilities (1.0%)		206
Net Assets (100.0%)		$20,559

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  At June 30, 2019, the Fund held a fair valued security valued at approximately $7,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(d)  Security has been deemed illiquid at June 30, 2019.

(e)  The approximate fair value and percentage of net assets, $20,059,000 and 97.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(f)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,515,000 and the aggregate gross unrealized depreciation is approximately $1,078,000, resulting in net unrealized appreciation of approximately $3,437,000.

@  Value is less than $500.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	46.1%
Retail	20.7
Office	16.7
Residential	8.9
Other*	7.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

International Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $16,629)	$20,066
Investment in Security of Affiliated Issuer, at Value (Cost $287)	287
Total Investments in Securities, at Value (Cost $16,916)	20,353
Foreign Currency, at Value (Cost $57)	57
Dividends Receivable	92
Receivable for Investments Sold	26
Due from Adviser	25
Tax Reclaim Receivable	22
Receivable from Affiliate	—	@
Other Assets	62
Total Assets	20,637
Liabilities:
Payable for Professional Fees	48
Payable for Custodian Fees	9
Payable for Investments Purchased	9
Payable for Sub Transfer Agency Fees — Class I	2
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Administration Fees	1
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	8
Total Liabilities	78
Net Assets	$20,559
Net Assets Consist of:
Paid-in-Capital	$243,778
Total Accumulated Loss	(223,219)
Net Assets	$20,559

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

International Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2019 (000)
CLASS I:
Net Assets	$9,760
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	510,477
Net Asset Value, Offering and Redemption Price Per Share	$19.12
CLASS A:
Net Assets	$1,208
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	63,255
Net Asset Value, Redemption Price Per Share	$19.10
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.06
Maximum Offering Price Per Share	$20.16
CLASS L:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	578
Net Asset Value, Offering and Redemption Price Per Share	$18.98
CLASS C:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	470
Net Asset Value, Offering and Redemption Price Per Share	$18.92
CLASS IS:
Net Assets	$9,571
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	500,947
Net Asset Value, Offering and Redemption Price Per Share	$19.11

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

International Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $35 of Foreign Taxes Withheld)	$401
Dividends from Security of Affiliated Issuer (Note G)	3
Non-Cash Dividends from Securities of Unaffiliated Issuers	23
Total Investment Income	427
Expenses:
Advisory Fees (Note B)	88
Professional Fees	48
Custodian Fees (Note F)	38
Registration Fees	25
Shareholder Reporting Fees	9
Administration Fees (Note C)	9
Sub Transfer Agency Fees — Class I	6
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class C	— @
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	3
Pricing Fees	3
Shareholder Services Fees — Class A (Note D)	2
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Other Expenses	5
Expenses Before Non Operating Expenses	243
Bank Overdraft Expense	3
Total Expenses	246
Waiver of Advisory Fees (Note B)	(88)
Expenses Reimbursed by Adviser (Note B)	(34)
Reimbursement of Class Specific Expenses — Class I (Note B)	(6)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	114
Net Investment Income	313
Realized Gain:
Investments Sold	536
Foreign Currency Translation	1
Net Realized Gain	537
Change in Unrealized Appreciation (Depreciation):
Investments	1,926
Foreign Currency Translation	(1)
Net Change in Unrealized Appreciation (Depreciation)	1,925
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	2,462
Net Increase in Net Assets Resulting from Operations	$2,775

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

International Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$313	$807
Net Realized Gain	537	1,074
Net Change in Unrealized Appreciation (Depreciation)	1,925	(4,143)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,775	(2,262)
Dividends and Distributions to Shareholders:
Class I	—	(702)
Class A	—	(67)
Class L	—	— @
Class C	—	(2)
Class IS	—	(452)
Total Dividends and Distributions to Shareholders	—	(1,223)
Capital Share Transactions:(1)
Class I:
Subscribed	392	322
Distributions Reinvested	—	699
Redeemed	(5,444)	(5,620)
Class A:
Subscribed	6	9
Distributions Reinvested	—	59
Redeemed	(393)	(359)
Class C:
Distributions Reinvested	—	2
Redeemed	—	(117)
Class IS:
Distributions Reinvested	—	452
Redeemed	—	(2,000)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,439)	(6,553)
Total Decrease in Net Assets	(2,664)	(10,038)
Net Assets:
Beginning of Period	23,223	33,261
End of Period	$20,559	$23,223
(1) Capital Share Transactions:
Class I:
Shares Subscribed	21	17
Shares Issued on Distributions Reinvested	—	38
Shares Redeemed	(292)	(299)
Net Decrease in Class I Shares Outstanding	(271)	(244)
Class A:
Shares Subscribed	— @@	1
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(20)	(19)
Net Decrease in Class A Shares Outstanding	(20)	(15)
Class C:
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	—	(6)
Net Decrease in Class C Shares Outstanding	—	(6)
Class IS:
Shares Issued on Distributions Reinvested	—	25
Shares Redeemed	—	(111)
Net Decrease in Class IS Shares Outstanding	—	(86)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

International Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$16.99		$19.36		$17.53		$18.72		$19.84		$19.99
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.25		0.52		0.59		0.46		0.37		0.39
Net Realized and Unrealized Gain (Loss)	1.88		(2.05)		2.69		(0.73)		(1.00)		(0.07)
Total from Investment Operations	2.13		(1.53)		3.28		(0.27)		(0.63)		0.32
Distributions from and/or in Excess of:
Net Investment Income	—		(0.84)		(1.45)		(0.92)		(0.49)		(0.47)
Redemption Fees	—		—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$19.12		$16.99		$19.36		$17.53		$18.72		$19.84
Total Return(4)	12.54	%(8)	(8.14)%		19.13%		(1.38)%		(3.29)%		1.61%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,760		$13,276		$19,846		$26,213		$67,459		$94,269
Ratio of Expenses Before Expense Limitation	2.21	%(9)	1.90%		1.76%		1.37%		1.29%		1.16%
Ratio of Expenses After Expense Limitation	1.02	%(5)(7)(9)	1.00	%(5)	1.00	%(5)	1.00	%(5)	1.00	%(5)	1.00	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.00	%(5)(9)	N/A		1.00	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income	2.74	%(5)(9)	2.74	%(5)	3.13	%(5)	2.47	%(5)	1.84	%(5)	1.91	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	15	%(8)	28%		23%		21%		37%		59%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(8)  Not annualized.

(9)  Annualized.
The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

International Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$17.01		$19.37		$17.54		$18.73		$19.84		$19.98
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.23		0.45		0.51		0.39		0.30		0.31
Net Realized and Unrealized Gain (Loss)	1.86		(2.04)		2.71		(0.73)		(1.00)		(0.06)
Total from Investment Operations	2.09		(1.59)		3.22		(0.34)		(0.70)		0.25
Distributions from and/or in Excess of:
Net Investment Income	—		(0.77)		(1.39)		(0.85)		(0.41)		(0.39)
Redemption Fees	—		—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$19.10		$17.01		$19.37		$17.54		$18.73		$19.84
Total Return(4)	12.29	%(8)	(8.45)%		18.78%		(1.78)%		(3.61)%		1.27%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,208		$1,422		$1,917		$1,512		$2,308		$2,792
Ratio of Expenses Before Expense Limitation	2.57	%(9)	2.22%		2.23%		1.85%		1.70%		1.58%
Ratio of Expenses After Expense Limitation	1.37	%(5)(7)(9)	1.35	%(5)	1.35	%(5)	1.35	%(5)	1.35	%(5)	1.35	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.35	%(5)(9)	N/A		1.35	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income	2.51	%(5)(9)	2.40	%(5)	2.71	%(5)	2.10	%(5)	1.48	%(5)	1.55	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	15	%(8)	28%		23%		21%		37%		59%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

International Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$16.94		$19.29		$17.42		$18.61		$19.69		$19.86
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.20		0.36		0.50		0.29		0.18		0.21
Net Realized and Unrealized Gain (Loss)	1.84		(2.03)		2.59		(0.71)		(0.97)		(0.06)
Total from Investment Operations	2.04		(1.67)		3.09		(0.42)		(0.79)		0.15
Distributions from and/or in Excess of:
Net Investment Income	—		(0.68)		(1.22)		(0.77)		(0.29)		(0.32)
Redemption Fees	—		—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$18.98		$16.94		$19.29		$17.42		$18.61		$19.69
Total Return(4)	12.04	%(8)	(8.88)%		18.14%		(2.23)%		(4.11)%		0.75%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$10		$11		$53		$55		$95
Ratio of Expenses Before Expense Limitation	17.66	%(9)	20.23%		14.81%		5.51%		4.58%		3.90%
Ratio of Expenses After Expense Limitation	1.87	%(5)(7)(9)	1.85	%(5)	1.85	%(5)	1.85	%(5)	1.85	%(5)	1.85	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	1.85	%(5)(9)	N/A		1.85	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income	2.13	%(5)(9)	1.90	%(5)	2.70	%(5)	1.58	%(5)	0.90	%(5)	1.05	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	15	%(8)	28%		23%		21%		37%		59%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

International Real Estate Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$16.91		$19.00		$17.32		$18.50		$21.28
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.17		0.35		0.30		0.25		0.06
Net Realized and Unrealized Gain (Loss)	1.84		(2.04)		2.71		(0.71)		(2.48)
Total from Investment Operations	2.01		(1.69)		3.01		(0.46)		(2.42)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.40)		(1.33)		(0.72)		(0.36)
Redemption Fees	—		—		0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$18.92		$16.91		$19.00		$17.32		$18.50
Total Return(5)	11.89	%(9)	(9.11)%		17.78%		(2.44)%		(11.47	)%(9)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9		$8		$128		$21		$22
Ratio of Expenses Before Expense Limitation	23.96	%(10)	5.51%		5.62%		12.39%		10.98	%(10)
Ratio of Expenses After Expense Limitation	2.12	%(6)(8)(10)	2.10	%(6)	2.10	%(6)	2.10	%(6)	2.10	%(6)(10)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	2.10	%(6)(10)	N/A		2.10	%(6)	N/A		N/A
Ratio of Net Investment Income	1.88	%(6)(10)	1.84	%(6)	1.58	%(6)	1.33	%(6)	0.45	%(6)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)(10)
Portfolio Turnover Rate	15	%(9)	28%		23%		21%		37%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

International Real Estate Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$16.98		$19.35		$17.52		$18.71		$19.83		$19.99
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.28		0.52		0.59		0.47		0.37		0.23
Net Realized and Unrealized Gain (Loss)	1.85		(2.04)		2.70		(0.73)		(1.00)		0.09
Total from Investment Operations	2.13		(1.52)		3.29		(0.26)		(0.63)		0.32
Distributions from and/or in Excess of:
Net Investment Income	—		(0.85)		(1.46)		(0.93)		(0.49)		(0.48)
Redemption Fees	—		—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$19.11		$16.98		$19.35		$17.52		$18.71		$19.83
Total Return(4)	12.54	%(8)	(8.11)%		19.19%		(1.33)%		(3.26)%		1.60%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,571		$8,507		$11,359		$11,573		$20,944		$2,557
Ratio of Expenses Before Expense Limitation	2.10	%(9)	1.81%		1.70%		1.33%		1.30%		1.13%
Ratio of Expenses After Expense Limitation	0.99	%(5)(7)(9)	0.97	%(5)	0.97	%(5)	0.97	%(5)	0.97	%(5)	0.97	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	0.97	%(5)(9)	N/A		0.97	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income	3.02	%(5)(9)	2.76	%(5)	3.11	%(5)	2.52	%(5)	1.86	%(5)	1.14	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	15	%(8)	28%		23%		21%		37%		59%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Ratio is above the expense limitation due to non-operating expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the International Real Estate Portfolio. The Fund seeks to provide current income and long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), determine that the closing

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$—	$9,370	$—	$9,370
Industrial	—	834	—	834
Industrial/Office Mixed	—	265	—	265
Lodging/Resorts	—	166	—	166
Office	—	3,397	—	3,397
Residential	—	1,812	7	1,819
Retail	—	4,215	—	4,215
Total Common Stocks	—	20,059	7	20,066
Short-Term Investment
Investment Company	287	—	—	287
Total Assets	$287	$20,059	$7	$20,353

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$5
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	2
Realized gains (losses)	—
Ending Balance	$7
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2019	$2

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at June 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an increase in input**
Common Stock	$7	Market Transaction Method	Transaction Valuation	$0.001	Increase
			Discount for Lack of Marketability	50.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Agreement, paid quarterly, at an annual rate of 0.80% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.97% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $88,000 of advisory fees were waived and approximately $44,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $3,333,000 and $8,855,000, respectively. There were no purchases and sales of long-term

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$36	$2,025	$1,774	$3
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$287

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,223	$—	$2,776	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Permanent differences, primarily due to an expired capital loss carryforward, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$66,872	$(66,872)

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$192	$—

At December 31, 2018, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $3,185,000 and $220,914,000, respectively that do not have an expiration date.

During the year ended December 31, 2018, capital loss carryforwards of approximately $66,872,000 expired for federal income tax purposes.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Company had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Company. The aggregate percentage of such owners was 77.6%.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

24

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

26

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIRESAN
2669006 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	13
Consolidated Statement of Operations	15
Consolidated Statements of Changes in Net Assets	16
Consolidated Financial Highlights	17
Notes to Consolidated Financial Statements	22
Investment Advisory Agreement Approval	33
Privacy Notice	35
Director and Officer Information	37

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Multi-Asset Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Consolidated Expense Example (unaudited)

Multi-Asset Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Multi-Asset Portfolio Class I	$1,000.00	$1,005.30	$1,019.49	$5.32	$5.36	1.07%
Multi-Asset Portfolio Class A	1,000.00	1,003.20	1,017.75	7.05	7.10	1.42
Multi-Asset Portfolio Class L	1,000.00	1,001.10	1,015.27	9.53	9.59	1.92
Multi-Asset Portfolio Class C	1,000.00	1,000.00	1,014.03	10.76	10.84	2.17
Multi-Asset Portfolio Class IS	1,000.00	1,005.40	1,019.64	5.17	5.21	1.04

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Consolidated Portfolio of Investments

Multi-Asset Portfolio

	Shares	Value (000)
Common Stocks (31.1%)
Australia (0.1%)
AGL Energy Ltd.	172	$3
APA Group	311	3
Bendigo & Adelaide Bank Ltd.	3	—	@
Coles Group Ltd. (a)	107	1
CSL Ltd.	28	4
Goodman Group REIT	33	—	@
Stockland REIT	70	—	@
Telstra Corp., Ltd.	1,215	3
Woolworths Group Ltd.	124	3
		17
Austria (0.0%)
Erste Group Bank AG (a)	96	4
Raiffeisen Bank International AG	42	1
		5
Belgium (0.5%)
Anheuser-Busch InBev SA N.V.	71	6
bpost SA	7,015	67
Cie d'Entreprises CFE	90	9
D'ieteren SA	237	11
Econocom Group SA	4,011	14
KBC Group N.V.	82	5
Proximus SADP	56	2
		114
Canada (1.9%)
Bank of Montreal	100	7
Bank of Nova Scotia (The)	500	27
Canadian Imperial Bank of Commerce	100	8
Enbridge, Inc.	3,200	115
Fortis, Inc.	100	4
Gibson Energy, Inc.	500	9
Hydro One Ltd.	100	2
Inter Pipeline Ltd.	1,100	17
Keyera Corp.	700	18
Kinder Morgan Canada Ltd.	100	1
National Bank of Canada	100	5
Pembina Pipeline Corp.	1,500	56
Rogers Communications, Inc., Class B	100	5
Royal Bank of Canada	500	40
TC Energy Corp.	2,700	134
Tidewater Midstream and Infrastructure Ltd.	500	1
Toronto-Dominion Bank (The)	600	35
		484
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (a)	178,000	1
Denmark (0.1%)
Carlsberg A/S Series B	14	2
Danske Bank A/S	254	4
	Shares	Value (000)
Novo Nordisk A/S Series B	108	$5
Orsted A/S	43	4
		15
Finland (0.0%)
Elisa Oyj	50	2
Fortum Oyj	116	3
		5
France (7.0%)
Aeroports de Paris (ADP)	741	131
Akka Technologies	253	18
ALD SA	1,207	19
Alten SA	639	77
Altran Technologies SA	5,068	80
BNP Paribas SA	373	18
Carrefour SA	57	1
Credit Agricole SA	445	5
Danone SA	58	5
Derichebourg SA	5,720	22
Eiffage SA	1,435	142
Electricite de France SA	179	2
Elior Group SA	4,123	57
Engie SA	433	6
Fnac Darty SA (a)	676	50
Iliad SA	8	1
Jacquet Metal Service SA	393	8
Kaufman & Broad SA	381	15
L'Oreal SA	22	6
Orange SA	584	9
Pernod Ricard SA	21	4
Peugeot SA	11,056	272
Sanofi	67	6
Societe Generale SA	264	7
Suez	110	2
Veolia Environnement SA	129	3
Vinci SA	6,388	655
Worldline SA (a)	1,823	133
		1,754
Germany (3.2%)
Amadeus Fire AG	71	10
Aumann AG	635	13
Bayer AG (Registered)	57	4
Bechtle AG	835	96
Befesa SA	383	15
Beiersdorf AG	9	1
Bilfinger SE	1,637	53
CANCOM SE	1,152	61
Commerzbank AG	402	3
Deutsche Telekom AG (Registered)	975	17
E.ON SE	520	6
Fraport AG Frankfurt Airport Services Worldwide	1,368	118
Fresenius Medical Care AG & Co., KGaA	12	1
Fresenius SE & Co., KGaA	34	2

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

	Shares	Value (000)
Germany (cont'd)
Hamburger Hafen und Logistik AG	658	$17
Henkel AG & Co., KGaA	12	1
Henkel AG & Co., KGaA (Preference)	21	2
Hornbach Holding AG & Co., KGaA	152	9
Indus Holding AG	254	11
Innogy SE	43	2
Jungheinrich AG (Preference)	928	29
Merck KGaA	8	1
RWE AG	124	3
Salzgitter AG	2,103	60
Sixt SE	519	56
Uniper SE	59	2
United Internet AG (Registered)	45	1
Wacker Neuson SE	875	22
Washtec AG	80	5
Zalando SE (a)	3,839	170
		791
Greece (0.3%)
Mytilineos Holdings SA	1,810	21
OPAP SA	3,897	44
		65
Hong Kong (0.1%)
Bank of East Asia Ltd. (The)	416	1
BOC Hong Kong Holdings Ltd.	2,500	10
CLP Holdings Ltd.	500	5
Hang Seng Bank Ltd.	200	5
HKT Trust & HKT Ltd.	1,000	2
Hong Kong & China Gas Co., Ltd.	5,500	12
		35
Ireland (0.0%)
AIB Group PLC	343	1
Bank of Ireland Group PLC	467	3
Kerry Group PLC, Class A	19	2
		6
Israel (0.1%)
Bank Hapoalim BM	723	5
Bank Leumi Le-Israel BM	1,037	8
Mizrahi Tefahot Bank Ltd.	60	1
		14
Italy (1.5%)
Atlantia SpA	8,303	216
CIR-Compagnie Industriali Riunite SpA	5,053	5
Enav SpA	6,483	37
Enel SpA	1,925	14
Fiera Milano SpA	1,906	8
Geox SpA	6,985	10
Intesa Sanpaolo SpA	10,558	23
Mediobanca Banca di Credito Finanziario SpA	237	2
Societa Iniziative Autostradali e Servizi SpA	2,418	45
Telecom Italia SpA (a)	4,155	2
	Shares	Value (000)
Telecom Italia SpA	1,817	$1
Terna Rete Elettrica Nazionale SpA	373	2
UniCredit SpA	771	10
		375
Japan (5.0%)
Astellas Pharma, Inc.	100	1
Chiba Bank Ltd. (The)	200	1
Chubu Electric Power Co., Inc.	100	1
Chugoku Electric Power Co., Inc. (The)	100	1
Concordia Financial Group Ltd.	600	2
Japan Post Bank Co., Ltd.	100	1
Japan Tobacco, Inc.	100	2
Kansai Electric Power Co., Inc. (The)	100	1
KDDI Corp.	900	23
Kirin Holdings Co., Ltd.	100	2
Kyushu Electric Power Co., Inc.	100	1
Mebuki Financial Group, Inc.	600	2
Mitsubishi Estate Co., Ltd.	14,600	272
Mitsui Fudosan Co., Ltd.	13,000	316
Mizuho Financial Group, Inc.	22,500	33
Nippon Telegraph & Telephone Corp.	500	23
Nomura Real Estate Holdings, Inc.	2,400	52
NTT DOCOMO, Inc.	600	14
Osaka Gas Co., Ltd.	100	2
Resona Holdings, Inc.	1,300	5
Seven Bank Ltd.	500	1
Shizuoka Bank Ltd. (The)	100	1
Softbank Corp.	900	12
SoftBank Group Corp.	1,000	48
Sumitomo Mitsui Financial Group, Inc.	500	18
Sumitomo Mitsui Trust Holdings, Inc.	100	4
Sumitomo Realty & Development Co., Ltd.	7,100	254
Takeda Pharmaceutical Co., Ltd.	100	4
Tohoku Electric Power Co., Inc.	100	1
Tokyo Electric Power Co., Holdings, Inc. (a)	500	3
Tokyo Gas Co., Ltd.	100	2
Tokyo Tatemono Co., Ltd.	6,100	68
Tokyu Fudosan Holdings Corp.	12,900	71
		1,242
Netherlands (1.3%)
ABN AMRO Bank N.V. CVA	155	3
Accell Group N.V.	272	7
Basic-Fit N.V. (a)	640	23
Heineken Holding N.V.	12	1
Heineken N.V.	25	3
ING Groep N.V.	1,502	17
InterXion Holding N.V. (a)	1,200	91
Koninklijke Ahold Delhaize N.V.	116	3
Koninklijke KPN N.V.	985	3
Koninklijke Philips N.V.	66	3
PostNL N.V.	18,643	32
Takeaway.com (a)	905	85

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

	Shares	Value (000)
Netherlands (cont'd)
TomTom N.V. (a)	3,111	$36
Unilever N.V. CVA	143	9
		316
New Zealand (0.0%)
Spark New Zealand Ltd.	668	2
Norway (0.0%)
DNB ASA	349	6
Marine Harvest ASA (a)	40	1
Telenor ASA	214	5
		12
Portugal (0.2%)
CTT-Correios de Portugal SA	3,667	9
EDP — Energias de Portugal SA	677	2
Navigator Co. SA (The)	7,887	30
Semapa-Sociedade de Investimento e Gestao	409	6
		47
Singapore (0.2%)
DBS Group Holdings Ltd.	800	15
Oversea-Chinese Banking Corp., Ltd.	1,400	12
Singapore Telecommunications Ltd.	2,500	6
United Overseas Bank Ltd.	500	10
		43
Spain (2.0%)
Aena SME SA	1,608	319
Banco Bilbao Vizcaya Argentaria SA	3,150	17
Banco de Sabadell SA	6,571	7
Banco Santander SA	8,365	39
Bankia SA	723	2
Bankinter SA	272	2
CaixaBank SA	2,112	6
Cia de Distribucion Integral Logista Holdings SA	1,483	34
Ence Energia y Celulosa SA	7,267	33
Endesa SA	84	2
Iberdrola SA	1,472	15
Naturgy Energy Group SA	93	2
NH Hotel Group SA	1,138	6
Red Electrica Corp., SA	116	2
Telefonica SA	1,365	11
Telepizza Group SA	221	1
		498
Sweden (0.1%)
Essity AB, Class B	70	2
Millicom International Cellular SA SDR	21	1
Nordea Bank Abp	1,278	9
Skandinaviska Enskilda Banken AB, Class A	654	6
Svenska Handelsbanken AB, Class A	602	6
Swedbank AB, Class A	332	5
Tele2 AB, Class B	161	3
Telia Co., AB	811	4
		36
	Shares	Value (000)
Switzerland (0.3%)
Alcon, Inc. (a)	29	$2
Lonza Group AG (Registered) (a)	9	3
Nestle SA (Registered)	287	30
Novartis AG (Registered)	132	12
Roche Holding AG (Genusschein)	43	12
Swisscom AG (Registered)	9	4
		63
Turkey (0.7%)
Akbank T.A.S. (a)	62,515	73
Turkiye Garanti Bankasi AS (a)	50,658	80
Turkiye Is Bankasi A/S Series C (a)	29,971	31
		184
United Kingdom (1.1%)
Associated British Foods PLC	36	1
AstraZeneca PLC	77	6
Barclays PLC	13,114	25
British American Tobacco PLC	214	7
BT Group PLC	2,465	6
Centrica PLC	1,664	2
Diageo PLC	228	10
GlaxoSmithKline PLC	301	6
HSBC Holdings PLC	8,620	72
Imperial Brands PLC	99	2
Lloyds Banking Group PLC	105,655	76
National Grid PLC	802	9
Reckitt Benckiser Group PLC	63	5
Royal Bank of Scotland Group PLC	2,857	8
Severn Trent PLC	70	2
Smith & Nephew PLC	54	1
SSE PLC	239	3
Standard Chartered PLC	1,217	11
Tesco PLC	911	3
Unilever PLC	105	7
United Utilities Group PLC	202	2
Vodafone Group PLC	7,812	13
		277
United States (5.4%)
Abbott Laboratories	100	8
AbbVie, Inc.	100	7
AES Corp.	100	2
Altria Group, Inc.	100	5
American Electric Power Co., Inc.	100	9
AT&T, Inc.	2,100	70
Bank of America Corp.	3,200	93
BB&T Corp.	200	10
Boston Scientific Corp. (a)	100	4
Bristol-Myers Squibb Co.	100	4
CenterPoint Energy, Inc.	100	3
CenturyLink, Inc.	500	6
Cheniere Energy, Inc. (a)	800	55
Citigroup, Inc.	800	56

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

	Shares	Value (000)
United States (cont'd)
Citizens Financial Group, Inc.	100	$4
Coca-Cola Co. (The)	600	31
CVS Health Corp.	100	5
Dominion Energy, Inc.	100	8
Duke Energy Corp.	100	9
Edison International	100	7
Exelon Corp.	500	24
Fifth Third Bancorp	100	3
FirstEnergy Corp.	100	4
Gilead Sciences, Inc.	100	7
Huntington Bancshares, Inc.	500	7
Johnson & Johnson	100	14
JPMorgan Chase & Co.	1,300	145
KeyCorp	200	4
Kinder Morgan, Inc.	5,700	119
Kroger Co. (The)	100	2
Macquarie Infrastructure Corp.	300	12
Medtronic PLC	100	10
Merck & Co., Inc.	100	8
Mondelez International, Inc., Class A	100	5
NextEra Energy, Inc.	100	20
NiSource, Inc.	100	3
ONEOK, Inc.	1,100	76
People's United Financial, Inc.	100	2
PepsiCo, Inc.	100	13
Pfizer, Inc.	600	26
Philip Morris International, Inc.	100	8
PNC Financial Services Group, Inc. (The)	100	14
PPL Corp.	100	3
Procter & Gamble Co. (The)	500	55
Public Service Enterprise Group, Inc.	100	6
Regions Financial Corp.	200	3
SemGroup Corp., Class A	300	4
Southern Co. (The)	500	28
Sprint Corp. (a)	500	3
SunTrust Banks, Inc.	100	6
T-Mobile US, Inc. (a)	100	7
Targa Resources Corp.	700	27
Tellurian, Inc. (a)	200	2
US Bancorp	500	26
Verizon Communications, Inc.	1,300	74
Vistra Energy Corp.	100	2
Walgreens Boots Alliance, Inc.	100	5
Walmart, Inc.	100	11
Wells Fargo & Co.	1,500	71
Williams Cos., Inc. (The)	3,500	98
Xcel Energy, Inc.	100	6
		1,359
Total Common Stocks (Cost $7,576)		7,760
	Face Amount (000)		Value (000)
Fixed Income Securities (9.7%)
Sovereign (9.7%)
Argentina (2.5%)
Argentine Republic Government
International Bond, 5.88%, 1/11/28		$815	$622
Greece (7.2%)
Hellenic Republic Government Bond,
3.75%, 1/30/28	EUR	1,427	1,804
Total Sovereign (Cost $2,252)			2,426
Total Fixed Income Securities (Cost $2,252)			2,426
	Shares
Short-Term Investments (57.2%)
Investment Company (23.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $5,861)		5,860,752	5,861
	Face Amount (000)
U.S. Treasury Security (33.7%)
U.S. Treasury Bill,
2.35%, 11/21/19 (Cost $8,408) (b)(c)		$8,486	8,417
Total Short-Term Investments (Cost $14,269)			14,278
Total Investments (98.0%) (Cost $24,097) (d)(e)(f)			24,464
Other Assets in Excess of Liabilities (2.0%)			500
Net Assets (100.0%)			$24,964

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Rate shown is the yield to maturity at June 30, 2019.

(c)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(d)  The approximate fair value and percentage of net assets, $5,826,000 and 23.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Consolidated Financial Statements.

(e)  Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

(f)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,065,000 and the aggregate gross unrealized depreciation is approximately $1,380,000, resulting in net unrealized depreciation of approximately $315,000.

@  Value is less than $500.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

SDR  Swedish Depositary Receipt.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA		$22	ARS	1,108	7/18/19	$3
Goldman Sachs International	ARS	7,629		$172	7/18/19	(3)
Goldman Sachs International	ARS	8,176		$178	7/18/19	(10)
Goldman Sachs International	ARS	17,372		$377	7/18/19	(22)
Goldman Sachs International	ARS	12,822		$247	7/18/19	(48)
Goldman Sachs International	ARS	3,344		$77	7/18/19	(—	@)
Goldman Sachs International		$1,188	ARS	54,490	7/18/19	63
Goldman Sachs International		$361	ARS	16,862	7/18/19	26
Citibank NA	KRW	7,533		$7	9/11/19	(—	@)
Citibank NA		$103	KRW	120,910	9/11/19	2
Bank of America NA	CNH	234		$34	9/12/19	(—	@)
Bank of America NA	ILS	147		$41	9/12/19	(—	@)
Bank of America NA		$199	EUR	174	9/12/19	1
Bank of America NA		$37	PLN	141	9/12/19	—	@
Barclays Bank PLC	COP	222,916		$67	9/12/19	(2)
Barclays Bank PLC		$26	SGD	36	9/12/19	—	@
BNP Paribas SA	CAD	33		$25	9/12/19	(—	@)
BNP Paribas SA	EUR	255		$291	9/12/19	(—	@)
BNP Paribas SA	HKD	289		$37	9/12/19	(—	@)
BNP Paribas SA	PEN	229		$68	9/12/19	(1)
BNP Paribas SA		$97	EUR	85	9/12/19	—	@
BNP Paribas SA		$470	EUR	412	9/12/19	2
BNP Paribas SA		$128	EUR	112	9/12/19	(—	@)
BNP Paribas SA		$17	EUR	15	9/12/19	(—	@)
BNP Paribas SA		$45	HKD	354	9/12/19	(—	@)
BNP Paribas SA		$9	INR	601	9/12/19	—	@
BNP Paribas SA		$10	JPY	1,114	9/12/19	(—	@)
BNP Paribas SA		$66	JPY	7,032	9/12/19	—	@
BNP Paribas SA		$21	PHP	1,084	9/12/19	—	@
BNP Paribas SA		$47	RUB	3,079	9/12/19	2
BNP Paribas SA		$52	TWD	1,617	9/12/19	—	@
Citibank NA	CLP	71,040		$103	9/12/19	(2)
Citibank NA	HUF	214		$1	9/12/19	—	@
Citibank NA		$50	CZK	1,130	9/12/19	1
Citibank NA		$1,273	EUR	1,117	9/12/19	4
Citibank NA		$42	THB	1,320	9/12/19	1
Commonwealth Bank of Australia		$7	NZD	11	9/12/19	—	@
Goldman Sachs International	BRL	89		$23	9/12/19	—	@
Goldman Sachs International	EUR	74		$83	9/12/19	(1)
Goldman Sachs International	GBP	56		$71	9/12/19	—	@
Goldman Sachs International	HKD	519		$66	9/12/19	(—	@)
Goldman Sachs International	JPY	5,232		$49	9/12/19	(—	@)
Goldman Sachs International		$131	AUD	190	9/12/19	3
Goldman Sachs International		$11	AUD	16	9/12/19	—	@
Goldman Sachs International		$715	BRL	2,794	9/12/19	8
Goldman Sachs International		$2,660	EUR	2,334	9/12/19	9
Goldman Sachs International		$162	EUR	142	9/12/19	—	@
Goldman Sachs International		$17	EUR	15	9/12/19	—	@
Goldman Sachs International		$29	HKD	229	9/12/19	—	@
Goldman Sachs International		$16	IDR	227,672	9/12/19	—	@
Goldman Sachs International	ZAR	8		$1	9/12/19	(—	@)
JPMorgan Chase Bank NA	ARS	3,070		$59	9/12/19	(6)
JPMorgan Chase Bank NA		$835	EUR	733	9/12/19	3
JPMorgan Chase Bank NA	ZAR	24		$2	9/12/19	(—	@)
State Street Bank and Trust Co.	CAD	44		$33	9/12/19	(—	@)
UBS AG	AUD	26		$18	9/12/19	(—	@)
UBS AG	CAD	570		$430	9/12/19	(6)
UBS AG	CHF	75		$76	9/12/19	(1)
UBS AG	DKK	99		$15	9/12/19	(—	@)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG	EUR	18		$20	9/12/19	$— @
UBS AG	GBP	173		$221	9/12/19	1
UBS AG	HUF	2,419		$9	9/12/19	— @
UBS AG	JPY	116,382		$1,079	9/12/19	(6)
UBS AG	JPY	1,280		$12	9/12/19	— @
UBS AG	MXN	23		$1	9/12/19	— @
UBS AG	NOK	94		$11	9/12/19	(— @)
UBS AG	SEK	290		$31	9/12/19	(1)
UBS AG		$469	CHF	457	9/12/19	2
UBS AG		$467	GBP	367	9/12/19	1
UBS AG		$469	JPY	50,063	9/12/19	(2)
UBS AG		$230	TRY	1,408	9/12/19	4
UBS AG		$223	TRY	1,347	9/12/19	1
Bank of America NA		$3	CNH	23	10/17/19	(— @)
JPMorgan Chase Bank NA		$1,478	CNH	10,306	10/17/19	21
JPMorgan Chase Bank NA		$210	CNH	1,447	10/17/19	— @
JPMorgan Chase Bank NA		$11,014	CNH	74,856	10/17/19	(128)
JPMorgan Chase Bank NA		$471	CNH	3,164	10/17/19	(11)
JPMorgan Chase Bank NA		$70	CNH	468	10/17/19	(2)
JPMorgan Chase Bank NA		$2,791	CNH	18,732	10/17/19	(67)
JPMorgan Chase Bank NA	CNH	65,625		$9,352	10/17/19	(193)
JPMorgan Chase Bank NA	CNH	42,737		$6,082	10/17/19	(133)
JPMorgan Chase Bank NA	CNH	634		$90	10/17/19	(2)
						$(489)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
100 oz Gold Future (United States)	4	Aug-19		$— @	$566	$49
Australian 3 yr. Bond (Australia)	79	Sep-19	AUD	7,900	6,378	8
DAX Index (Germany)	2	Sep-19	EUR	— @	704	17
Euro Stoxx 50 (Germany)	13	Sep-19		— @	512	16
MSCI Emerging Market E Mini (United States)	4	Sep-19		$— @	211	8
NIKKEI 225 Index (Japan)	3	Sep-19	JPY	2	297	3
U.S. Treasury 10 yr. Ultra Long Bond (United States)	11	Sep-19		$1,100	1,519	36
Short:
Euro FX Currency (United States)	63	Sep-19		(7,875)	(9,014)	(56)
Euro OAT (Germany)	2	Sep-19	EUR	(200)	(375)	(6)
German Euro BONO (Germany)	1	Sep-19		(100)	(179)	(4)
German Euro BTP (Germany)	7	Sep-19		(700)	(1,069)	(43)
German Euro Bund (Germany)	9	Sep-19		(900)	(1,768)	(19)
Hang Seng China Enterprises Index (Hong Kong)	12	Jul-19	HKD	(1)	(832)	— @
S&P 500 E Mini Index (United States)	59	Sep-19		$(3)	(8,686)	(145)
TOPIX Index (Japan)	7	Sep-19	JPY	(70)	(1,007)	3
U.S. Treasury 2 yr. Note (United States)	7	Sep-19		$(1,400)	(1,506)	(9)
U.S. Treasury 5 yr. Note (United States)	6	Sep-19		(600)	(709)	(9)
						$(151)
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2019:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Long U.S. Healthcare Index††	Receive	3 Month USD LIBOR plus 0.16%	Quarterly	4/29/20		$536	$26	$—	$26
Barclays Bank PLC	Barclays Long U.S. Healthcare Index††	Receive	3 Month USD LIBOR plus 0.16%	Quarterly	4/29/20		1,114	47	—	47
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.20%	Quarterly	2/10/20	AUD	485	(20)	—	(20)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.33%	Quarterly	2/10/20		952	(39)	—	(39)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.13%	Quarterly	2/10/20		494	(20)	—	(20)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.33%	Quarterly	2/10/20		95	(4)	—	(4)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.35%	Quarterly	2/10/20		458	(19)	—	(19)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.33%	Quarterly	2/10/20		443	(18)	—	(18)
BNP Paribas SA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.37%	Quarterly	6/1/20		$737	5	—	5
								$(42)	$—	$(42)

††  See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays Long U.S. Healthcare Index as of June 30, 2019:

Security Description	Shares	Value (000)	Index Weight
Barclays Long U.S. Healthcare Index
Abbott Laboratories	34,539	$2,905	4.20%
AbbVie, Inc.	29,567	2,150	3.11
Abiomed, Inc.	839	219	0.32
Agilent Technologies, Inc.	6,258	467	0.68
Alexion Pharmaceuticals, Inc.	4,395	576	0.83
Align Technology, Inc.	1,487	407	0.59
Alkermes PLC	2,991	67	0.10
Allergan PLC	6,652	1,114	1.61
Alnylam Pharmaceuticals, Inc.	1,750	127	0.18
AmerisourceBergen Corp.	3,157	269	0.39
Amgen, Inc.	12,535	2,310	3.34
Anthem, Inc.	5,073	1,432	2.07
Baxter International, Inc.	9,965	816	1.18
Becton Dickinson and Co.	5,281	1,331	1.92
Biogen, Inc.	3,966	928	1.34
BioMarin Pharmaceutical, Inc.	3,496	299	0.43
Boston Scientific Corp.	27,133	1,166	1.69
Bristol-Myers Squibb Co.	32,035	1,453	2.10
Cardinal Health, Inc.	5,858	276	0.40
Centene Corp.	8,024	421	0.61
Cerner Corp.	5,874	431	0.62
Cigna Corp.	7,499	1,181	1.71
Cooper Cos, Inc. (The)	966	325	0.47
CVS Health Corp.	25,410	1,385	2.00
Danaher Corp.	12,411	1,774	2.57
DaVita, Inc.	2,645	149	0.22
Dentsply Sirona, Inc.	4,383	256	0.37
Dexcom, Inc.	1,749	262	0.38

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Security Description	Shares	Value (000)	Index Weight
Barclays Long U.S. Healthcare Index (cont'd)
Edwards Lifesciences Corp.	4,094	$756	1.09%
Elanco Animal Health, Inc.	5,470	185	0.27
Eli Lilly & Co.	17,565	1,946	2.81
Gilead Sciences, Inc.	25,451	1,719	2.49
HCA Healthcare, Inc.	5,404	730	1.06
Henry Schein, Inc.	3,037	212	0.31
Hologic, Inc.	5,665	272	0.39
Humana, Inc.	2,704	717	1.04
IDEXX Laboratories, Inc.	1,706	470	0.68
Illumina, Inc.	2,892	1,065	1.54
Incyte Corp.	3,535	300	0.43
Intuitive Surgical, Inc.	2,250	1,180	1.71
IQVIA Holdings, Inc.	3,158	508	0.73
Jazz Pharmaceuticals PLC	1,204	172	0.25
Johnson & Johnson	52,744	7,346	10.61
Laboratory Corporation of America Holdings	1,983	343	0.50
McKesson Corp.	3,830	515	0.74
Medtronic PLC	26,402	2,571	3.72
Merck & Co., Inc.	51,123	4,287	6.20
Mettler-Toledo International, Inc.	492	413	0.60
Mylan N.V.	10,075	192	0.28
Nektar Therapeutics	3,339	119	0.17
Perrigo Co., PLC	2,509	119	0.17
Pfizer, Inc.	113,708	4,926	7.12
Quest Diagnostics, Inc.	2,674	272	0.39
Regeneron Pharmaceuticals, Inc.	1,564	490	0.71
ResMed, Inc.	2,810	343	0.50
Seattle Genetics, Inc.	2,250	156	0.23
Stryker Corp.	6,636	1,364	1.97
Teleflex, Inc.	908	301	0.43
Thermo Fisher Scientific, Inc.	7,924	2,327	3.37
United Therapeutics Corp.	878	69	0.10
UnitedHealth Group, Inc.	18,926	4,618	6.68
Universal Health Services, Inc.	1,695	221	0.32
Varian Medical Systems, Inc.	1,803	245	0.35
Veeva Systems, Inc.	2,472	401	0.58
Vertex Pharmaceuticals, Inc.	5,007	918	1.33
Waters Corp.	1,502	323	0.47
Zimmer Biomet Holdings, Inc.	4,020	473	0.68
Zoetis, Inc.	9,447	1,072	1.55
Total		$69,152	100.00%

@    Value is less than $500.

BBSW  Australia's Bank Bill Swap.

LIBOR  London Interbank Offered Rate.

OAT    Obligations Assimilables du Trésor (French Treasury Obligation).

ARS  —  Argentine Peso

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNH  —  Chinese Yuan Renminbi Offshore

COP  —  Colombian Peso

CZK  —  Czech Koruna

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

PEN  —  Peruvian Nuevo Sol

PHP  —  Philippine Peso

PLN  —  Polish Zloty

RUB  —  Russian Ruble

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

TWD  —  Taiwan Dollar

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Short-Term Investments	58.4%
Other*	26.4
Sovereign	9.9
Banks	5.3
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open long/short futures contracts with a value of approximately $35,332,000 and net unrealized depreciation of approximately $151,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $489,000 and does not include open swap agreements with net unrealized depreciation of approximately $42,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Multi-Asset Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $18,236)	$18,603
Investment in Security of Affiliated Issuer, at Value (Cost $5,861)	5,861
Total Investments in Securities, at Value (Cost $24,097)	24,464
Foreign Currency, at Value (Cost $82)	82
Cash	—	@
Receivable for Variation Margin on Futures Contracts	890
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	158
Unrealized Appreciation on Swap Agreements	78
Interest Receivable	48
Receivable for Investments Sold	44
Tax Reclaim Receivable	41
Due from Adviser	28
Dividends Receivable	11
Receivable from Affiliate	9
Other Assets	98
Total Assets	25,951
Liabilities:
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	647
Payable for Investments Purchased	129
Unrealized Depreciation on Swap Agreements	120
Payable for Professional Fees	55
Payable for Transfer Agency Fees — Class I	19
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	—-	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Custodian Fees	10
Payable for Administration Fees	2
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	1
Total Liabilities	987
Net Assets	$24,964
Net Assets Consist of:
Paid-in-Capital	$110,209
Total Accumulated Loss	(85,245)
Net Assets	$24,964

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Multi-Asset Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2019 (000)
CLASS I:
Net Assets	$20,052
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,132,551
Net Asset Value, Offering and Redemption Price Per Share	$9.40
CLASS A:
Net Assets	$2,939
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	315,902
Net Asset Value, Redemption Price Per Share	$9.30
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.52
Maximum Offering Price Per Share	$9.82
CLASS L:
Net Assets	$1,876
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	204,566
Net Asset Value, Offering and Redemption Price Per Share	$9.17
CLASS C:
Net Assets	$89
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,854
Net Asset Value, Offering and Redemption Price Per Share	$8.98
CLASS IS:
Net Assets	$8
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	902
Net Asset Value, Offering and Redemption Price Per Share	$9.40

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Multi-Asset Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$182
Dividends from Securities of Unaffiliated Issuers (Net of $19 of Foreign Taxes Withheld)	178
Dividends from Security of Affiliated Issuer (Note G)	78
Total Investment Income	438
Expenses:
Advisory Fees (Note B)	134
Custodian Fees (Note F)	74
Professional Fees	58
Registration Fees	23
Administration Fees (Note C)	13
Shareholder Services Fees — Class A (Note D)	4
Distribution and Shareholder Services Fees — Class L (Note D)	7
Distribution and Shareholder Services Fees — Class C (Note D)	1
Shareholder Reporting Fees	9
Pricing Fees	9
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Sub Transfer Agency Fees — Class I	6
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	— @
Directors' Fees and Expenses	3
Other Expenses	6
Total Expenses	358
Waiver of Advisory Fees (Note B)	(134)
Expenses Reimbursed by Adviser (Note B)	(27)
Reimbursement of Class Specific Expenses — Class I (Note B)	(6)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(6)
Net Expenses	181
Net Investment Income	257
Realized Gain (Loss):
Investments Sold	488
Foreign Currency Forward Exchange Contracts	445
Foreign Currency Translation	(33)
Futures Contracts	(219)
Swap Agreements	(539)
Net Realized Gain	142
Change in Unrealized Appreciation (Depreciation):
Investments	831
Foreign Currency Forward Exchange Contracts	(762)
Foreign Currency Translation	14
Futures Contracts	73
Swap Agreements	(278)
Net Change in Unrealized Appreciation (Depreciation)	(122)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	20
Net Increase in Net Assets Resulting from Operations	$277

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Multi-Asset Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$257	$668
Net Realized Gain	142	3,369
Net Change in Unrealized Appreciation (Depreciation)	(122)	(4,414)
Net Increase (Decrease) in Net Assets Resulting from Operations	277	(377)
Dividends and Distributions to Shareholders:
Class I	—	(1,067)
Class A	—	(84)
Class L	—	(46)
Class C	—	(2)
Class IS	—	(— @)
Total Dividends and Distributions to Shareholders	—	(1,199)
Capital Share Transactions:(1)
Class I:
Subscribed	110	2,079
Distributions Reinvested	—	1,067
Redeemed	(18,573)	(28,660)
Class A:
Subscribed	16	326
Distributions Reinvested	—	71
Redeemed	(481)	(694)
Class L:
Distributions Reinvested	—	46
Redeemed	(418)	(916)
Class C:
Subscribed	13	48
Distributions Reinvested	—	2
Redeemed	(53)	(44)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(19,386)	(26,675)
Total Decrease in Net Assets	(19,109)	(28,251)
Net Assets:
Beginning of Period	44,073	72,324
End of Period	$24,964	$44,073
(1) Capital Share Transactions:
Class I:
Shares Subscribed	12	214
Shares Issued on Distributions Reinvested	—	114
Shares Redeemed	(1,971)	(2,991)
Net Decrease in Class I Shares Outstanding	(1,959)	(2,663)
Class A:
Shares Subscribed	2	34
Shares Issued on Distributions Reinvested	—	8
Shares Redeemed	(52)	(73)
Net Decrease in Class A Shares Outstanding	(50)	(31)
Class L:
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(46)	(99)
Net Decrease in Class L Shares Outstanding	(46)	(94)
Class C:
Shares Subscribed	2	5
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(6)	(5)
Net Increase (Decrease) in Class C Shares Outstanding	(4)	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Consolidated Financial Highlights

Multi-Asset Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015(2)		2014(2)
Net Asset Value, Beginning of Period	$9.35		$9.65		$9.72		$10.17		$11.55		$11.68
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.08		0.11		0.19		0.03		0.07		(0.02)
Net Realized and Unrealized Gain (Loss)	(0.03)		(0.14)		(0.26)		(0.31)		(1.29)		0.11
Total from Investment Operations	0.05		(0.03)		(0.07)		(0.28)		(1.22)		0.09
Distributions from and/or in Excess of:
Net Investment Income	—		(0.27)		—		(0.17)		(0.16)		(0.22)
Net Realized Gain	—		—		—		—		—		(0.00	)(4)
Total Distributions	—		(0.27)		—		(0.17)		(0.16)		(0.22)
Net Asset Value, End of Period	$9.40		$9.35		$9.65		$9.72		$10.17		$11.55
Total Return(5)	0.53	%(7)	(0.32)%		(0.72)%		(2.75)%		(10.60)%		0.77%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$20,052		$38,254		$65,156		$109,692		$280,423		$495,419
Ratio of Expenses Before Expense Limitation	2.16	%(8)	1.78%		1.44%		1.25%		1.14%		1.21%
Ratio of Expenses After Expense Limitation	1.07	%(6)(8)	1.06	%(6)	1.03	%(6)	1.04	%(6)	1.05	%(6)	1.01	%(6)
Ratio of Net Investment Income (Loss)	1.66	%(6)(8)	1.17	%(6)	1.91	%(6)	0.35	%(6)	0.60	%(6)	(0.14	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.04	%(8)	0.04%		0.07%		0.06%		0.04%		0.09%
Portfolio Turnover Rate	96	%(7)	187%		386%		353%		355%		264%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Consolidated Financial Highlights

Multi-Asset Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015(2)		2014(2)
Net Asset Value, Beginning of Period	$9.27		$9.54		$9.68		$10.09		$11.50		$11.63
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.07		0.15		0.14		(0.00	)(4)	0.03		(0.05)
Net Realized and Unrealized Gain (Loss)	(0.04)		(0.19)		(0.28)		(0.31)		(1.28)		0.11
Total from Investment Operations	0.03		(0.04)		(0.14)		(0.31)		(1.25)		0.06
Distributions from and/or in Excess of:
Net Investment Income	—		(0.23)		—		(0.10)		(0.16)		(0.19)
Net Realized Gain	—		—		—		—		—		(0.00	)(4)
Total Distributions	—		(0.23)		—		(0.10)		(0.16)		(0.19)
Net Asset Value, End of Period	$9.30		$9.27		$9.54		$9.68		$10.09		$11.50
Total Return(5)	0.32	%(7)	(0.59)%		(1.24)%		(2.94)%		(11.00)%		0.55%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,939		$3,392		$3,791		$12,914		$29,123		$54,771
Ratio of Expenses Before Expense Limitation	2.57	%(8)	2.21%		1.76%		1.59%		1.47%		1.46%
Ratio of Expenses After Expense Limitation	1.42	%(6)(8)	1.41	%(6)	1.38	%(6)	1.39	%(6)	1.37	%(6)	1.30	%(6)
Ratio of Net Investment Income (Loss)	1.59	%(6)(8)	1.64	%(6)	1.46	%(6)	(0.01	)%(6)	0.27	%(6)	(0.43	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.04	%(8)	0.04%		0.07%		0.06%		0.04%		0.09%
Portfolio Turnover Rate	96	%(7)	187%		386%		353%		355%		264%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Consolidated Financial Highlights

Multi-Asset Portfolio

	Class L
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015(2)		2014(2)
Net Asset Value, Beginning of Period	$9.16		$9.44		$9.60		$9.94		$11.39		$11.53
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.05		0.08		0.10		(0.04)		(0.02)		(0.10)
Net Realized and Unrealized Gain (Loss)	(0.04)		(0.18)		(0.26)		(0.30)		(1.27)		0.10
Total from Investment Operations	0.01		(0.10)		(0.16)		(0.34)		(1.29)		(0.00	)(4)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)		—		—		(0.16)		(0.14)
Net Realized Gain	—		—		—		—		—		(0.00	)(4)
Total Distributions	—		(0.18)		—		—		(0.16)		(0.14)
Net Asset Value, End of Period	$9.17		$9.16		$9.44		$9.60		$9.94		$11.39
Total Return(5)	0.11	%(7)	(1.04)%		(1.67)%		(3.42)%		(11.37)%		0.02%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,876		$2,291		$3,242		$6,357		$14,443		$41,253
Ratio of Expenses Before Expense Limitation	2.99	%(8)	2.57%		2.24%		2.02%		1.92%		1.93%
Ratio of Expenses After Expense Limitation	1.92	%(6)(8)	1.88	%(6)	1.86	%(6)	1.85	%(6)	1.85	%(6)	1.77	%(6)
Ratio of Net Investment Income (Loss)	1.06	%(6)(8)	0.83	%(6)	1.09	%(6)	(0.43	)%(6)	(0.18	)%(6)	(0.90	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.04	%(8)	0.04%		0.07%		0.06%		0.04%		0.09%
Portfolio Turnover Rate	96	%(7)	187%		386%		353%		355%		264%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Consolidated Financial Highlights

Multi-Asset Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015(3)
Net Asset Value, Beginning of Period	$8.99		$9.28		$9.47		$9.93		$11.09
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(4)	0.03		0.13		0.07		(0.09)		(0.07)
Net Realized and Unrealized Loss	(0.04)		(0.25)		(0.26)		(0.28)		(0.93)
Total from Investment Operations	(0.01)		(0.12)		(0.19)		(0.37)		(1.00)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.17)		—		(0.09)		(0.16)
Net Asset Value, End of Period	$8.98		$8.99		$9.28		$9.47		$9.93
Total Return(5)	0.00	%(7)	(1.48)%		(1.90)%		(3.70)%		(9.07	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$89		$128		$126		$272		$420
Ratio of Expenses Before Expense Limitation	4.83	%(8)	4.57%		3.67%		2.88%		2.59	%(8)
Ratio of Expenses After Expense Limitation	2.17	%(6)(8)	2.16	%(6)	2.13	%(6)	2.14	%(6)	2.17	%(6)(8)
Ratio of Net Investment Income (Loss)	0.70	%(6)(8)	1.39	%(6)	0.70	%(6)	(0.95	)%(6)	(1.07	)%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.04	%(8)	0.04%		0.07%		0.06%		0.03	%(8)
Portfolio Turnover Rate	96	%(7)	187%		386%		353%		355%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of offering.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Consolidated Financial Highlights

Multi-Asset Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from May 29, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015(3)
Net Asset Value, Beginning of Period	$9.34		$9.65		$9.72		$10.17		$11.09
Income (Loss) from Investment Operations:
Net Investment Income(4)	0.09		0.22		0.25		0.13		0.01
Net Realized and Unrealized Loss	(0.03)		(0.26)		(0.32)		(0.41)		(0.77)
Total from Investment Operations	0.06		0.04		(0.07)		(0.28)		(0.76)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.27)		—		(0.17)		(0.16)
Net Asset Value, End of Period	$9.40		$9.34		$9.65		$9.72		$10.17
Total Return(5)	0.54	%(7)	(0.28)%		(0.82)%		(2.65)%		(6.89	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8		$8		$9		$9		$9
Ratio of Expenses Before Expense Limitation	21.23	%(8)	24.87%		22.88%		22.77%		17.31	%(8)
Ratio of Expenses After Expense Limitation	1.04	%(6)(8)	1.03	%(6)	1.01	%(6)	1.01	%(6)	1.04	%(6)(8)
Ratio of Net Investment Income	1.99	%(6)(8)	2.31	%(6)	2.53	%(6)	1.36	%(6)	0.23	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.04	%(8)	0.04%		0.06%		0.06%		0.03	%(8)
Portfolio Turnover Rate	96	%(7)	187%		386%		353%		355%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of offering.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Consolidated Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Multi- Asset Portfolio. The Fund seeks total return. The Fund's "Adviser", Morgan Stanley Investment Management Inc., seeks to achieve this objective with an emphasis on positive absolute return and controlling downside portfolio risk.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Multi-Asset Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2019, the Subsidiary represented approximately $5,906,000 or approximately 23.7% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's consolidated financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Consolidated Financial Statements (unaudited) (cont'd)

over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Consolidated Financial Statements (unaudited) (cont'd)

liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$142	$—	$142
Auto Components	—	5	—	5
Automobiles	—	272	—	272
Banks	566	722	—	1,288
Beverages	44	28	—	72
Biotechnology	14	4	—	18
Commercial Services & Supplies	—	98	—	98
Construction & Engineering	—	806	—	806
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Distributors	$—	$11		$—	$11
Diversified Telecommunication Services	150	104		—	254
Electric Utilities	116	62		—	178
Equity Real Estate Investment Trusts (REITs)	—	—	@	—	—	@
Food & Staples Retailing	18	11		—	29
Food Products	5	39		—	44
Gas Utilities	—	21		—	21
Health Care Equipment & Supplies	22	6		—	28
Health Care Providers & Services	5	3		—	8
Hotels, Restaurants & Leisure	—	131		—	131
Household Durables	—	51		—	51
Household Products	55	10		—	65
Independent Power & Renewable Electricity Producers	4	2		—	6
Industrial Conglomerates	—	32		—	32
Information Technology Services	91	461		—	552
Internet & Direct Marketing Retail	—	255		—	255
Investment Companies	—	1		—	1
Leisure Products	—	7		—	7
Life Sciences Tools & Services	—	3		—	3
Machinery	—	69		—	69
Metals & Mining	—	60		—	60
Multi-Utilities	20	36		—	56
Oil & Gas Services	134	—		—	134
Oil, Gas & Consumable Fuels	598	—		—	598
Paper & Forest Products	—	69		—	69
Personal Products	—	23		—	23
Pharmaceuticals	52	57		—	109
Professional Services	—	28		—	28
Real Estate Management & Development	—	1,033		—	1,033
Road & Rail	—	75		—	75
Specialty Retail	—	59		—	59
Textiles, Apparel & Luxury Goods	—	10		—	10
Tobacco	13	11		—	24
Trading Companies & Distributors	—	8		—	8
Transportation Infrastructure	12	883		—	895
Water Utilities	—	4		—	4
Wireless Telecommunication Services	15	114		—	129
Total Common Stocks	1,934	5,826		—	7,760
Fixed Income Securities	—	2,426		—	2,426

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short-Term Investments
Investment Company	$5,861	$—	$—	$5,861
U.S. Treasury Security	—	8,417	—	8,417
Total Short-Term Investments	5,861	8,417	—	14,278
Foreign Currency Forward Exchange Contracts	—	158	—	158
Futures Contracts	140	—	—	140
Total Return Swap Agreements	—	78	—	78
Total Assets	7,935	16,905	—	24,840
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(647)	—	(647)
Futures Contracts	(291)	—	—	(291)
Total Return Swap Agreements	—	(120)	—	(120)
Total Liabilities	(291)	(767)	—	(1,058)
Total	$7,644	$16,138	$—	$23,782

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$8
Purchases	—
Sales	(159)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation	151
Realized (losses)	—
Ending Balance	$—
Net change in unrealized (depreciation) from investments still held as of June 30, 2019	$151

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Consolidated Financial Statements (unaudited) (cont'd)

foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Consolidated Financial Statements (unaudited) (cont'd)

the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Consolidated Financial Statements (unaudited) (cont'd)

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$158
Futures Contract	Variation Margin on Futures Contract	Commodity Risk	49	(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	47	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	44	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	78
Total			$376
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(647)
Futures Contract	Variation Margin on Futures Contract	Currency Risk	(56	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(145	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(90	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(120)
Total			$(1,058)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$445
Commodity Risk	Futures Contracts	145
Currency Risk	Futures Contracts	166
Equity Risk	Futures Contracts	(572)
Interest Rate Risk	Futures Contracts	42
Equity Risk	Swap Agreements	(24)
Interest Rate Risk	Swap Agreements	(515)
Total		$(313)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(762)
Commodity Risk	Futures Contracts	(24)
Currency Risk	Futures Contracts	31
Equity Risk	Futures Contracts	171
Interest Rate Risk	Futures Contracts	(105)
Equity Risk	Swap Agreements	(329)
Interest Rate Risk	Swap Agreements	51
Total		$(967)

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$158	$(647)
Swap Agreements	78	(120)
Total	$236	$(767)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)		Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$1		$	(— @)	$—	$1
Barclays Bank PLC	73			(2)	—	71
BNP Paribas SA	12			(5)	—	7
Citibank NA	8			(2)	—	6
Goldman Sachs International	109			(84)	—	25
JPMorgan Chase Bank NA	24			(24)	—	0
UBS AG	9			(9)	—	0
Total	$236			$(126)	$—	$110
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)		Collateral Pledged(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$—	@	$	(— @)	$—	$0
Barclays Bank PLC	2			(2)	—	0
BNP Paribas SA	121			(5)	—	116
Citibank NA	2			(2)	—	0
Commonwealth Bank of Australia	—	@		—	—	—	@
Goldman Sachs International	84			(84)	—	0
JPMorgan Chase Bank NA	542			(24)	(518)	0
State Street Bank and Trust Co.	—	@		—	—	—	@
UBS AG	16			(9)	—	7
Total	$767			$(126)	$(518)	$123

@ Value is less than $500.

(d) In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$102,846,000
Futures Contracts:
Average monthly notional value	$49,807,000
Swap Agreements:
Average monthly notional amount	$3,319,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Consolidated Financial Statements (unaudited) (cont'd)

quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.85%	0.80%	0.75%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares, 1.45% for Class A shares, 1.95% for Class L shares, 2.20% for Class C shares and 1.07% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $134,000 of advisory fees were waived and approximately $37,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Consolidated Financial Statements (unaudited) (cont'd)

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $16,129,000 and $17,746,000, respectively. For the six months ended June 30, 2019, purchases and sales of long-term U.S. Government securities were approximately $2,675,000 and $11,377,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $6,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$10,467	$28,288	$32,894	$78
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$5,861

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible

Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,199	$—	$—	$—

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Consolidated Financial Statements (unaudited) (cont'd)

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$1	$(1)

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$806	$—

At December 31, 2018, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $84,638,000 and $790,000 respectively that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended December 31, 2018, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $2,507,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended

June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 79.1%.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund has adopted ASU 2017-08 as of June 30, 2019 and it did not have an impact on the Fund's consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the three- and five-year periods but better than its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Privacy Notice (unaudited) (cont'd)

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIMASAN
2668935 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Real Assets Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	15
Investment Advisory Agreement Approval	24
Privacy Notice	26
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Real Assets Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Real Assets Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Real Assets Portfolio Class I	$1,000.00	$1,126.40	$1,021.03	$4.01	$3.81	0.76%
Real Assets Portfolio Class A	1,000.00	1,123.70	1,019.14	6.00	5.71	1.14
Real Assets Portfolio Class C	1,000.00	1,120.00	1,015.42	9.93	9.44	1.89
Real Assets Portfolio Class IS	1,000.00	1,126.40	1,021.12	3.90	3.71	0.74

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Real Assets Portfolio

	Shares	Value (000)
Common Stocks (72.6%)
Australia (2.7%)
APA Group	2,480	$19
Atlas Arteria Ltd.	4,309	24
BHP Group Ltd.	17	1
Computershare Ltd.	1,127	13
GPT Group (The) REIT	2,955	13
Origin Energy Ltd.	28	—	@
Santos Ltd.	3,486	18
Scentre Group REIT	8,990	24
Sydney Airport	6,431	36
Transurban Group	8,326	86
Wesfarmers Ltd.	52	1
Woodside Petroleum Ltd.	754	19
Woolworths Group Ltd.	896	21
		275
Canada (5.3%)
Bank of Nova Scotia (The)	369	20
Bombardier, Inc., Class B (a)	2,895	5
Enbridge, Inc.	3,389	122
Hydro One Ltd.	7,045	123
National Bank of Canada	838	40
Pembina Pipeline Corp.	1,555	58
RioCan Real Estate Investment Trust REIT	466	9
Royal Bank of Canada	394	31
TC Energy Corp.	2,340	116
Toronto-Dominion Bank (The)	306	18
		542
China (0.9%)
China Gas Holdings Ltd. (b)	14,841	55
China Overseas Land & Investment Ltd. (b)	393	1
China Tower Corp. Ltd. H Shares (b)	25,992	7
ENN Energy Holdings Ltd. (b)	3,042	30
		93
Denmark (0.2%)
Carlsberg A/S Series B	167	22
Finland (0.2%)
Citycon OYJ	842	9
Nokian Renkaat Oyj (a)	387	12
		21
France (3.6%)
Aeroports de Paris (ADP)	95	17
Airbus SE	113	16
Gecina SA REIT	292	43
Getlink SE	2,543	41
ICADE REIT	76	7
Klepierre SA REIT	3,012	101
Sanofi	232	20
Unibail-Rodamco-Westfield REIT	179	27
Vinci SA	949	97
		369
	Shares	Value (000)
Germany (0.8%)
ADO Properties SA	107	$5
BASF SE	253	18
Deutsche Wohnen SE	608	22
SAP SE	121	17
Siemens AG (Registered)	150	18
		80
Hong Kong (5.6%)
China Everbright International Ltd.	18,674	17
CK Asset Holdings Ltd.	1,082	9
Dairy Farm International Holdings Ltd.	1,683	12
Hong Kong Exchanges & Clearing Ltd.	5	—	@
Hongkong Land Holdings Ltd.	25,028	161
Hysan Development Co., Ltd.	5,874	30
Link REIT	2,827	35
New World Development Co., Ltd.	6,161	10
Sun Hung Kai Properties Ltd.	9,548	162
Swire Properties Ltd.	28,485	115
Wharf Real Estate Investment Co., Ltd.	2,644	19
		570
India (0.3%)
Azure Power Global Ltd. (a)	2,862	30
Ireland (0.0%)
Hibernia REIT PLC	1,606	3
Italy (0.9%)
Atlantia SpA	1,011	26
Eni SpA	1,345	22
Infrastrutture Wireless Italiane SpA	799	8
Italgas SpA	2,377	16
Snam SpA	3,429	17
Terna Rete Elettrica Nazionale SpA	440	3
		92
Japan (2.8%)
Aeon Co., Ltd.	850	15
GLP J-REIT	4	4
ITOCHU Corp.	1,201	23
Mitsubishi Corp.	899	24
Mitsubishi Estate Co., Ltd.	3,597	67
Mitsui Fudosan Co., Ltd.	1,837	44
Mizuho Financial Group, Inc.	15,224	22
Nippon Building Fund, Inc. REIT	2	14
Shiseido Co., Ltd.	196	15
Sumitomo Corp.	1,153	17
Sumitomo Electric Industries Ltd.	1,352	18
Sumitomo Mitsui Financial Group, Inc.	645	23
		286
Mexico (1.7%)
Promotora y Operadora de Infraestructura SAB de CV	16,946	169
Netherlands (0.7%)
Eurocommercial Properties N.V. CVA REIT	1,503	40

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Real Assets Portfolio

	Shares	Value (000)
Netherlands (cont'd)
Koninklijke DSM N.V.	219	$27
Koninklijke Vopak N.V.	165	8
		75
New Zealand (0.3%)
Auckland International Airport Ltd.	4,374	29
Norway (0.2%)
Telenor ASA	704	15
Portugal (0.2%)
Galp Energia SGPS SA	1,102	17
Singapore (0.2%)
Keppel Corp., Ltd.	4,101	20
UOL Group Ltd.	631	4
		24
Spain (2.6%)
Aena SME SA	112	22
Atlantica Yield PLC	5,462	124
Cellnex Telecom SA (a)	76	3
Ferrovial SA	1,610	41
Inmobiliaria Colonial Socimi SA REIT	178	2
Merlin Properties Socimi SA REIT	2,454	34
Red Electrica Corp., SA	727	15
Repsol SA	1,554	25
		266
Sweden (0.1%)
Hufvudstaden AB, Class A	691	12
Switzerland (1.1%)
Barry Callebaut AG (Registered)	8	16
Credit Suisse Group AG (Registered) (a)	1,482	18
Flughafen Zurich AG (Registered)	109	20
Nestle SA (Registered)	199	21
Novartis AG (Registered)	203	18
Roche Holding AG (Genusschein)	74	21
		114
United Kingdom (5.9%)
Anglo American PLC	677	19
British Land Co., PLC (The) REIT	9,286	64
Derwent London PLC REIT	1,141	45
Diageo PLC	439	19
GlaxoSmithKline PLC	11	—	@
Great Portland Estates PLC REIT	6,543	57
Hammerson PLC REIT	11,453	40
HSBC Holdings PLC	2,806	23
John Laing Group PLC	9,721	49
Land Securities Group PLC REIT	8,452	90
National Grid PLC	9,843	105
Pennon Group PLC	983	9
Royal Dutch Shell PLC, Class A	722	24
RSA Insurance Group PLC	2,229	16
Severn Trent PLC	823	21
United Utilities Group PLC	784	8
	Shares	Value (000)
Urban & Civic PLC	1,034	$4
Weir Group PLC (The)	700	14
		607
United States (36.3%)
Abbott Laboratories	267	22
AbbVie, Inc.	165	12
Adobe, Inc. (a)	76	22
Agilent Technologies, Inc.	225	17
Alphabet, Inc., Class C (a)	38	41
Amazon.com, Inc. (a)	24	45
American Electric Power Co., Inc.	64	6
American Express Co.	210	26
American Homes 4 Rent, Class A REIT	335	8
American Tower Corp. REIT	1,017	208
American Water Works Co., Inc.	597	69
Analog Devices, Inc.	157	18
Apartment Investment & Management Co., Class A REIT	255	13
Apple, Inc.	266	53
Aqua America, Inc.	855	35
Arthur J Gallagher & Co.	216	19
AT&T, Inc.	571	19
Atmos Energy Corp.	571	60
AvalonBay Communities, Inc. REIT	355	72
Bank of America Corp.	766	22
Baxter International, Inc.	215	18
Boston Properties, Inc. REIT	845	109
Brixmor Property Group, Inc. REIT	2,043	36
Camden Property Trust REIT	166	17
Caterpillar, Inc.	117	16
Celanese Corp.	151	16
CenterPoint Energy, Inc.	629	18
Charles Schwab Corp. (The)	343	14
Cheniere Energy, Inc. (a)	736	50
Chevron Corp.	152	19
Citrix Systems, Inc.	170	17
Coca-Cola Co. (The)	355	18
Columbia Property Trust, Inc. REIT	258	5
Comcast Corp., Class A	400	17
Consolidated Edison, Inc.	637	56
Corteva, Inc. (a)	129	4
Crown Castle International Corp. REIT	966	126
CSX Corp.	271	21
CubeSmart REIT	233	8
DiamondRock Hospitality Co. REIT	2,678	28
Discover Financial Services	272	21
Dover Corp.	168	17
DuPont de Nemours, Inc.	129	10
Edison International	858	58
Equity Residential REIT	726	55
Essex Property Trust, Inc. REIT	71	21
Eversource Energy	808	61
F5 Networks, Inc. (a)	90	13

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Real Assets Portfolio

	Shares	Value (000)
United States (cont'd)
Facebook, Inc., Class A (a)	141	$27
Federal Realty Investment Trust REIT	68	9
FLIR Systems, Inc.	310	17
Garmin Ltd.	282	22
Gilead Sciences, Inc.	226	15
HCA Healthcare, Inc.	118	16
HCP, Inc. REIT	293	9
Healthcare Realty Trust, Inc. REIT	314	10
Host Hotels & Resorts, Inc. REIT	3,617	66
Hudson Pacific Properties, Inc. REIT	691	23
Intel Corp.	332	16
International Business Machines Corp.	175	24
Intuitive Surgical, Inc. (a)	34	18
JBG SMITH Properties REIT	357	14
Johnson & Johnson	227	32
JPMorgan Chase & Co.	311	35
Kinder Morgan, Inc.	3,773	79
LKQ Corp. (a)	537	14
Macerich Co. (The) REIT	3,333	112
Mack-Cali Realty Corp. REIT	2,184	51
Mastercard, Inc., Class A	89	23
Merck & Co., Inc.	237	20
Microsoft Corp.	500	67
Mid-America Apartment Communities, Inc. REIT	65	8
Mondelez International, Inc., Class A	414	22
Netflix, Inc. (a)	37	14
NiSource, Inc.	961	28
Norfolk Southern Corp.	112	22
ONEOK, Inc.	606	42
Paramount Group, Inc. REIT	1,051	15
PepsiCo, Inc.	190	25
Pfizer, Inc.	547	24
Procter & Gamble Co. (The)	189	21
ProLogis, Inc. REIT	225	18
Prudential Financial, Inc.	208	21
PTC, Inc. (a)	190	17
Public Storage REIT	23	5
QTS Realty Trust, Inc., Class A REIT	153	7
QUALCOMM, Inc.	239	18
Regency Centers Corp. REIT	747	50
RLJ Lodging Trust REIT	1,879	33
salesforce.com, Inc. (a)	124	19
SBA Communications Corp. REIT (a)	236	53
Sempra Energy	736	101
Simon Property Group, Inc. REIT	1,042	166
SL Green Realty Corp. REIT	2,298	185
Steel Dynamics, Inc.	402	12
Sunstone Hotel Investors, Inc. REIT	1,922	26
Targa Resources Corp.	398	16
Thermo Fisher Scientific, Inc.	66	19
Tiffany & Co.	144	13
Torchmark Corp.	264	24
	Shares	Value (000)
UnitedHealth Group, Inc.	70	$17
Verizon Communications, Inc.	384	22
Vornado Realty Trust REIT	1,853	119
Walt Disney Co. (The)	177	25
Waste Connections, Inc.	185	18
Williams Cos., Inc. (The)	3,280	92
Xcel Energy, Inc.	72	4
Xylem, Inc.	220	18
		3,714
Total Common Stocks (Cost $7,118)		7,425
	Face Amount (000)
U.S. Treasury Securities (24.8%)
United States (24.8%)
U.S. Treasury Inflation Index Notes (TIPS),
0.13%, 4/15/21 - 7/15/24	$879	875
0.38%, 7/15/23 - 1/15/27	614	619
0.75%, 2/15/42	61	61
1.00%, 2/15/46	249	261
2.00%, 1/15/26	17	19
2.13%, 2/15/40	47	61
2.38%, 1/15/27	237	274
3.63%, 4/15/28	137	176
3.88%, 4/15/29	140	187
Total U.S. Treasury Securities (Cost $2,483)		2,533
	Shares
Short-Term Investment (2.7%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $277)	277,026	277
Total Investments (100.1%) (Cost $9,878) (c)(d)(e)		10,235
Liabilities in Excess of Other Assets (–0.1%)		(12)
Net Assets (100.0%)		$10,223

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  The approximate fair value and percentage of net assets, $2,846,000 and 27.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(d)  Securities are available for collateral in connection with open foreign currency forward exchange contract.

(e)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $638,000 and the aggregate gross unrealized depreciation is approximately $281,000, resulting in net unrealized appreciation of approximately $357,000.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Real Assets Portfolio

@  Value is less than $500.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

TIPS  Treasury Inflation-Protected Security.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at June 30, 2019:

Counterparty	Contract to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
UBS AG	JPY	132	$1	9/19/19	$—	@

@  —  Value is less than $500.

JPY  —  Japanese Yen

Portfolio Composition

Classification	Percentage of Total Investments
Other*	38.6%
U.S. Treasury Securities	24.7
Equity Real Estate Investment Trusts (REITs)	22.8
Oil, Gas & Consumable Fuels	7.3
Real Estate Management & Development	6.6
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include an open foreign currency forward exchange contract with unrealized appreciation of less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Real Assets Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $9,601)	$9,958
Investment in Security of Affiliated Issuer, at Value (Cost $277)	277
Total Investments in Securities, at Value (Cost $9,878)	10,235
Foreign Currency, at Value (Cost $28)	29
Due from Adviser	87
Dividends Receivable	21
Interest Receivable	8
Receivable for Investments Sold	4
Tax Reclaim Receivable	1
Receivable from Affiliate	1
Unrealized Appreciation on Foreign Currency Forward Exchange Contract	—	@
Other Assets	53
Total Assets	10,439
Liabilities:
Payable for Offering Costs	152
Payable for Professional Fees	47
Payable for Investments Purchased	13
Payable for Custodian Fees	1
Payable for Administration Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	2
Total Liabilities	216
Net Assets	$10,223
Net Assets Consist of:
Paid-in-Capital	$9,999
Total Distributable Earnings	224
Net Assets	$10,223
CLASS I:
Net Assets	$10,172
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000,442
Net Asset Value, Offering and Redemption Price Per Share	$10.17
CLASS A:
Net Assets	$20
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,003
Net Asset Value, Redemption Price Per Share	$10.15
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.56
Maximum Offering Price Per Share	$10.71
CLASS C:
Net Assets	$21
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,043
Net Asset Value, Offering and Redemption Price Per Share	$10.14
CLASS IS:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,003
Net Asset Value, Offering and Redemption Price Per Share	$10.17

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Real Assets Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $8 of Foreign Taxes Withheld)	$119
Interest from Securities of Unaffiliated Issuers	19
Non-Cash Dividends from Securities of Unaffiliated Issuers	9
Dividends from Security of Affiliated Issuer (Note G)	4
Total Investment Income	151
Expenses:
Offering Costs	87
Professional Fees	49
Advisory Fees (Note B)	29
Custodian Fees (Note F)	27
Shareholder Reporting Fees	7
Pricing Fees	6
Registration Fees	6
Administration Fees (Note C)	4
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Other Expenses	8
Total Expenses	228
Expenses Reimbursed by Adviser (Note B)	(159)
Waiver of Advisory Fees (Note B)	(29)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	37
Net Investment Income	114
Realized Loss:
Investments Sold	(67)
Foreign Currency Forward Exchange Contracts	(1)
Foreign Currency Translation	(1)
Net Realized Loss	(69)
Change in Unrealized Appreciation (Depreciation):
Investments	1,090
Foreign Currency Forward Exchange Contracts	8
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	1,098
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	1,029
Net Increase in Net Assets Resulting from Operations	$1,143

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Real Assets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)		Period from June 18, 2018^ to December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$114		$132
Net Realized Loss	(69)		(52)
Net Change in Unrealized Appreciation (Depreciation)	1,098		(739)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,143		(659)
Dividends and Distributions to Shareholders:
Class I	(35)		(225)
Class A	(—	@)	(—	@)
Class C	(—	@)	(—	@)
Class IS	(—	@)	(—	@)
Paid-in-Capital:
Class I	—		(56)
Class A	—		(—	@)
Class C	—		(—	@)
Class IS	—		(—	@)
Total Dividends and Distributions to Shareholders	(35)		(281)
Capital Share Transactions:(1)
Class I:
Subscribed	6		9,970
Distributions Reinvested	35		—
Redeemed	(6)		—
Class A:
Subscribed	10		10
Distributions Reinvested	—	@	—
Class C:
Subscribed	10		10
Distributions Reinvested	—	@	—
Class IS:
Subscribed	—		10
Distributions Reinvested	—	@	—
Net Increase in Net Assets Resulting from Capital Share Transactions	55		10,000
Total Increase in Net Assets	1,163		9,060
Net Assets:
Beginning of Period	9,060		—
End of Period	$10,223		$9,060
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1		997
Shares Issued on Distributions Reinvested	3		—
Shares Redeemed	(1)		—
Net Increase in Class I Shares Outstanding	3		997
Class A:
Shares Subscribed	1		1
Shares Issued on Distributions Reinvested	—	@@	—
Net Increase in Class A Shares Outstanding	1		1
Class C:
Shares Subscribed	1		1
Shares Issued on Distributions Reinvested	—	@@	—
Net Increase in Class C Shares Outstanding	1		1
Class IS:
Shares Subscribed	—		1
Shares Issued on Distributions Reinvested	—	@@	—
Net Increase in Class C Shares Outstanding	—	@@	1

^  Commencement of Operations.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Real Assets Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period from June 18, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$9.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.13
Net Realized and Unrealized Gain (Loss)	1.03		(0.79)
Total from Investment Operations	1.14		(0.66)
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.22)
Paid-in-Capital	—		(0.06)
Total Distributions	(0.03)		(0.28)
Net Asset Value, End of Period	$10.17		$9.06
Total Return(3)	12.64	%(5)	(6.70	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,172		$9,033
Ratio of Expenses Before Expense Limitation	4.61	%(6)	4.76	%(6)
Ratio of Expenses After Expense Limitation	0.76	%(4)(6)	0.76	%(4)(6)
Ratio of Net Investment Income	2.32	%(4)(6)	2.52	%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01	%(6)
Portfolio Turnover Rate	44	%(5)	26	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Real Assets Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period from June 18, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$9.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.11
Net Realized and Unrealized Gain (Loss)	1.01		(0.79)
Total from Investment Operations	1.12		(0.68)
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.20)
Paid-in-Capital	—		(0.06)
Total Distributions	(0.03)		(0.26)
Net Asset Value, End of Period	$10.15		$9.06
Total Return(3)	12.37	%(5)	(6.90	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$20		$9
Ratio of Expenses Before Expense Limitation	15.58	%(6)	22.79	%(6)
Ratio of Expenses After Expense Limitation	1.14	%(4)(6)	1.14	%(4)(6)
Ratio of Net Investment Income	2.28	%(4)(6)	2.18	%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01	%(6)
Portfolio Turnover Rate	44	%(5)	26	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Real Assets Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period from June 18, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$9.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.07
Net Realized and Unrealized Gain (Loss)	1.01		(0.79)
Total from Investment Operations	1.09		(0.72)
Distributions from and/or in Excess of:
Net Investment Income	(0.01)		(0.16)
Paid-in-Capital	—		(0.06)
Total Distributions	(0.01)		(0.22)
Net Asset Value, End of Period	$10.14		$9.06
Total Return(3)	12.00	%(5)	(7.27	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$21		$9
Ratio of Expenses Before Expense Limitation	18.84	%(6)	23.55	%(6)
Ratio of Expenses After Expense Limitation	1.89	%(4)(6)	1.89	%(4)(6)
Ratio of Net Investment Income	1.56	%(4)(6)	1.37	%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01	%(6)
Portfolio Turnover Rate	44	%(5)	26	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Real Assets Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period from June 18, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$9.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.13
Net Realized and Unrealized Gain (Loss)	1.04		(0.79)
Total from Investment Operations	1.15		(0.66)
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.22)
Paid-in-Capital	—		(0.06)
Total Distributions	(0.04)		(0.28)
Net Asset Value, End of Period	$10.17		$9.06
Total Return(3)	12.64	%(5)	(6.69	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$9
Ratio of Expenses Before Expense Limitation	20.88	%(6)	22.53	%(6)
Ratio of Expenses After Expense Limitation	0.74	%(4)(6)	0.74	%(4)(6)
Ratio of Net Investment Income	2.34	%(4)(6)	2.53	%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01	%(6)
Portfolio Turnover Rate	44	%(5)	26	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Real Assets Portfolio. The Fund seeks total return, targeted to be in excess of inflation, through capital appreciation and current income.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), effective April 30, 2019, MSIM Company is no longer Sub-Adviser to the Fund, each a wholly-owned subsidiary of Morgan Stanley, determine

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$5	$16	$—	$21
Auto Components	—	30	—	30
Banks	166	68	—	234
Beverages	43	41	—	84
Biotechnology	27	—	—	27
Capital Markets	14	18	—	32
Chemicals	30	45	—	75
Commercial Services & Supplies	18	17	—	35
Communications Equipment	13	—	—	13
Construction & Engineering	—	187	—	187
Consumer Finance	47	—	—	47
Distributors	14	—	—	14
Diversified Telecommunication Services	41	33	—	74
Electric Utilities	252	18	—	270
Electronic Equipment, Instruments & Components	17	—	—	17
Entertainment	39	—	—	39
Equity Real Estate Investment Trusts (REITs)	1,694	643	—	2,337
Food & Staples Retailing	—	48	—	48
Food Products	22	37	—	59
Gas Utilities	60	120	—	180
Health Care Equipment & Supplies	58	—	—	58
Health Care Providers & Services	33	—	—	33
Household Durables	22	—	—	22
Household Products	21	—	—	21
Independent Power & Renewable Electricity Producers	154	—	—	154
Industrial Conglomerates	—	38	—	38
Information Technology Services	47	13	—	60
Insurance	64	16	—	80
Interactive Media & Services	68	—	—	68
Internet & Direct Marketing Retail	45	—	—	45
Life Sciences Tools & Services	36	—	—	36
Machinery	51	14	—	65
Media	17	—	—	17
Metals & Mining	12	20	—	32
Multi-Line Retail	—	1	—	1
Multi-Utilities	203	105	—	308
Oil, Gas & Consumable Fuels	594	150	—	744
Personal Products	—	15	—	15
Pharmaceuticals	76	59	—	135
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Real Estate Management & Development	$—	$674		$—	$674
Road & Rail	43	—		—	43
Semiconductors & Semiconductor Equipment	52	—		—	52
Software	142	17		—	159
Specialty Retail	13	—		—	13
Tech Hardware, Storage & Peripherals	53	—		—	53
Trading Companies & Distributors	—	64		—	64
Transportation Infrastructure	169	301		—	470
Water Utilities	104	38		—	142
Total Common Stocks	4,579	2,846		—	7,425
U.S. Treasury Securities	—	2,533		—	2,533
Short-Term Investment
Investment Company	277	—		—	277
Total Assets	4,856	5,379		—	10,235
Liabilities:
Foreign Currency Forward Exchange Contract	—	—	@	—	—	@
Total	$4,856	$5,379		$—	$10,235

@ Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.   Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Treasury Inflation-Protected Securities: The Fund may invest in Treasury Inflation-Protected Securities ("TIPS"), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Fund's distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815") is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on a Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Appreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$—	@

@ Value is less than $500.

The following tables set forth by primary risk exposure the Fund's realized gain(loss) and change in unrealized appreciation (depreciation) by type of derivative contract for the period ended June 30, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contract	$(1)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contract	$8

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(a) (000)		Liabilities(a) (000)
Foreign Currency Forward Exchange Contract	$—	@	$—

@ Value is less than $500.

(a) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
UBS AG	$—	@	$—	$—	$—	@

@ Value is less than $500.

For the period ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$1,854,000

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.60%	0.55%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.90% for Class C shares and 0.75% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $29,000 of advisory fees were waived and approximately $162,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Effective April 30, 2019, MSIM Company is no longer Sub-Adviser to the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $2,795,000 and $4,047,000, respectively.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended June 30, 2019, purchases and sales of long-term U.S. Government securities were approximately $1,689,000 and $265,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$307	$1,236	$1,266	$4
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$277

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states.

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during fiscal 2018 was as follows:

2018 Distributions Paid From:
Ordinary Income (000)	Paid-in- Capital (000)
$225	$56

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2018.

At December 31, 2018, the Fund had no distributable earnings on a tax basis.

At December 31, 2018, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $61,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund did not have record owners of 10% or greater.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund has adopted ASU 2017-08 as of June 30, 2019 and it did not have an impact on the Fund's financial statements.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the period since the end of June 2018, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

26

Privacy Notice (unaudited) (cont'd)

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIRASAN
2669074 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

(formerly Small Company Growth Portfolio)

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	17
Investment Advisory Agreement Approval	27
Privacy Notice	29
Director and Officer Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Inception Portfolio (the "Fund") (formerly Small Company Growth Portfolio) performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Inception Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
MSIF Inception Portfolio Class I	$1,000.00	$1,385.70	$1,019.89	$5.86	$4.96	0.99%
MSIF Inception Portfolio Class A	1,000.00	1,384.10	1,018.50	7.51	6.36	1.27
MSIF Inception Portfolio Class L	1,000.00	1,378.90	1,015.67	10.85	9.20	1.84
MSIF Inception Portfolio Class C	1,000.00	1,377.50	1,014.43	12.32	10.44	2.09
MSIF Inception Portfolio Class IS	1,000.00	1,386.00	1,020.23	5.44	4.61	0.92

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Inception Portfolio

	Shares	Value (000)
Common Stocks (94.0%)
Biotechnology (1.8%)
Alnylam Pharmaceuticals, Inc. (a)	13,035	$946
Editas Medicine, Inc. (a)	43,626	1,079
Intellia Therapeutics, Inc. (a)	65,483	1,072
Moderna, Inc. (a)(b)	42,068	616
		3,713
Diversified Consumer Services (4.1%)
Chegg, Inc. (a)	170,977	6,598
ServiceMaster Global Holdings, Inc. (a)	38,077	1,983
		8,581
Health Care Equipment & Supplies (9.2%)
LivaNova PLC (a)	16,305	1,173
Penumbra, Inc. (a)	68,706	10,993
Quotient Ltd. (a)(b)	414,308	3,874
Shockwave Medical, Inc. (a)(b)	59,042	3,371
		19,411
Health Care Providers & Services (9.0%)
Covetrus, Inc. (a)	145,195	3,551
Guardant Health, Inc. (a)	93,296	8,054
HealthEquity, Inc. (a)	113,066	7,395
		19,000
Health Care Technology (5.4%)
Inspire Medical Systems, Inc. (a)	187,886	11,395
Hotels, Restaurants & Leisure (1.4%)
Vail Resorts, Inc.	13,208	2,948
Information Technology Services (10.0%)
LiveRamp Holdings, Inc. (a)	191,716	9,295
MongoDB, Inc. (a)	55,233	8,400
Wix.com Ltd. (Israel) (a)	24,406	3,468
		21,163
Insurance (1.9%)
Trupanion, Inc. (a)(b)	114,147	4,124
Internet & Direct Marketing Retail (10.5%)
Etsy, Inc. (a)	104,524	6,415
Farfetch Ltd., Class A (a)	139,033	2,892
MakeMyTrip Ltd. (a)	130,890	3,246
Overstock.com, Inc. (a)(b)	205,990	2,801
RealReal, Inc. (The) (a)	99,378	2,872
Stitch Fix, Inc., Class A (a)(b)	121,869	3,899
		22,125
Life Sciences Tools & Services (7.1%)
Adaptive Biotechnologies Corp. (a)	41,228	1,991
NanoString Technologies, Inc. (a)	425,955	12,928
		14,919
	Shares	Value (000)
Pharmaceuticals (1.3%)
Intersect ENT, Inc. (a)	123,927	$2,820
Professional Services (3.3%)
Upwork, Inc. (a)	432,643	6,957
Real Estate Management & Development (1.6%)
Redfin Corp. (a)	193,761	3,484
Software (21.1%)
Appian Corp. (a)	83,243	3,003
Avalara, Inc. (a)	119,642	8,638
Coupa Software, Inc. (a)	68,177	8,632
Elastic N.V. (a)(b)	87,198	6,510
Instructure, Inc. (a)	72,287	3,072
Pagerduty, Inc. (a)(b)	62,123	2,923
Smartsheet, Inc., Class A (a)	171,392	8,295
Xero Ltd. (New Zealand) (a)	84,760	3,565
		44,638
Textiles, Apparel & Luxury Goods (1.5%)
Brunello Cucinelli SpA (Italy)	95,324	3,215
Thrifts & Mortgage Finance (3.1%)
LendingTree, Inc. (a)	15,381	6,460
Trading Companies & Distributors (1.7%)
EVI Industries, Inc. (b)	92,830	3,553
Total Common Stocks (Cost $154,605)		198,506
Preferred Stocks (5.1%)
Health Care Technology (3.7%)
Grand Rounds, Inc. Series B (a)(c)(d)(e) (acquisition cost — $3,362; acquired 7/3/14)	3,269,139	7,813
Software (1.4%)
Lookout, Inc. Series F (a)(c)(d)(e) (acquisition cost — $13,476; acquired 6/17/14)	1,179,743	2,926
Total Preferred Stocks (Cost $16,838)		10,739
Short-Term Investments (24.6%)
Securities held as Collateral on Loaned Securities (8.5%)
Investment Company (6.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	13,859,305	13,859

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Inception Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (2.0%)
Barclays Capital, Inc., (2.50%, dated 6/28/19, due 7/1/19; proceeds $642; fully collateralized by a U.S. Government obligation; 3.63% due 2/15/44; valued at $655)	$642	$642
Merrill Lynch & Co., Inc., (2.48%, dated 6/28/19, due 7/1/19; proceeds $3,595; fully collateralized by U.S. Government obligations; 2.13% - 2.50% due 2/15/41 - 5/15/46; valued at $3,666)	3,594	3,594
		4,236
Total Securities held as Collateral on Loaned Securities (Cost $18,095)		18,095
	Shares
Investment Company (16.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $33,934)	33,933,748	33,934
Total Short-Term Investments (Cost $52,029)		52,029
Total Investments Excluding Purchased Options (123.7%) (Cost $223,472)		261,274
Total Purchased Options Outstanding (0.1%) (Cost $1,037)		277
Total Investments (123.8%) (Cost $224,509) Including $21,677 of Securities Loaned (f)(g)		261,551
Liabilities in Excess of Other Assets (–23.8%)		(50,356)
Net Assets (100.0%)		$211,195

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2019.

(c)  At June 30, 2019, the Fund held fair valued securities valued at approximately $10,739,000, representing 5.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(d)  Security has been deemed illiquid at June 30, 2019.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2019 amounts to approximately $10,739,000 and represents 5.1% of net assets.

(f)  The approximate fair value and percentage of net assets, $6,780,000 and 3.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(g)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $57,480,000 and the aggregate gross unrealized depreciation is approximately $20,438,000, resulting in net unrealized appreciation of approximately $37,042,000.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.58	Jan-20	42,271,883	42,272	$98		$217	$(119)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul-19	61,460,957	61,461	—	@	299	(299)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun-20	47,224,306	47,224	154		244	(90)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct-19	47,079,506	47,080	25		277	(252)
							$277		$1,037	$(760)

@    Value is less than $500.

CNH  Chinese Yuan Renminbi Offshore

USD    United States Dollar

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Inception Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Software	19.6%
Other**	18.9
Short-Term Investments	13.9
Internet & Direct Marketing Retail	9.1
Information Technology Services	8.7
Health Care Equipment & Supplies	8.0
Health Care Technology	7.9
Health Care Providers & Services	7.8
Life Sciences Tools & Services	6.1
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2019.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Inception Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $176,716)	$213,758
Investment in Security of Affiliated Issuer, at Value (Cost $47,793)	47,793
Total Investments in Securities, at Value (Cost $224,509)	261,551
Foreign Currency, at Value (Cost $1)	1
Cash from Securities Lending	105
Receivable for Investments Sold	29,246
Receivable for Fund Shares Sold	328
Receivable from Securities Lending Income	162
Receivable from Affiliate	24
Other Assets	130
Total Assets	291,547
Liabilities:
Payable for Fund Shares Redeemed	37,163
Payable for Investments Purchased	24,344
Collateral on Securities Loaned, at Value	18,200
Payable for Advisory Fees	411
Due to Broker	80
Payable for Professional Fees	58
Payable for Sub Transfer Agency Fees — Class I	18
Payable for Sub Transfer Agency Fees — Class A	3
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Administration Fees	16
Payable for Shareholder Services Fees — Class A	10
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	3
Payable for Transfer Agency Fees — Class A	3
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	1
Payable for Custodian Fees	2
Other Liabilities	38
Total Liabilities	80,352
Net Assets	$211,195
Net Assets Consist of:
Paid-in-Capital	$151,244
Total Distributable Earnings	59,951
Net Assets	$211,195

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Inception Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2019 (000)
CLASS I:
Net Assets	$90,916
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,809,478
Net Asset Value, Offering and Redemption Price Per Share	$13.35
CLASS A:
Net Assets	$49,845
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,682,290
Net Asset Value, Redemption Price Per Share	$10.65
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.59
Maximum Offering Price Per Share	$11.24
CLASS L:
Net Assets	$1,505
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	153,441
Net Asset Value, Offering and Redemption Price Per Share	$9.81
CLASS C:
Net Assets	$573
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	54,961
Net Asset Value, Offering and Redemption Price Per Share	$10.42
CLASS IS:
Net Assets	$68,356
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,086,004
Net Asset Value, Offering and Redemption Price Per Share	$13.44
(1) Including: Securities on Loan, at Value:	$21,677

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Inception Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Income from Securities Loaned — Net	$1,020
Dividends from Security of Affiliated Issuer (Note G)	145
Dividends from Securities of Unaffiliated Issuers (Net of $8 of Foreign Taxes Withheld)	58
Total Investment Income	1,223
Expenses:
Advisory Fees (Note B)	1,108
Administration Fees (Note C)	96
Shareholder Services Fees — Class A (Note D)	54
Distribution and Shareholder Services Fees — Class L (Note D)	5
Distribution and Shareholder Services Fees — Class C (Note D)	1
Professional Fees	54
Sub Transfer Agency Fees — Class I	26
Sub Transfer Agency Fees — Class A	18
Sub Transfer Agency Fees — Class L	—	@
Sub Transfer Agency Fees — Class C	—	@
Registration Fees	36
Shareholder Reporting Fees	29
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	2
Custodian Fees (Note F)	8
Directors' Fees and Expenses	6
Pricing Fees	2
Other Expenses	19
Total Expenses	1,474
Waiver of Advisory Fees (Note B)	(235)
Rebate from Morgan Stanley Affiliate (Note G)	(12)
Reimbursement of Class Specific Expenses — Class I (Note B)	(2)
Reimbursement of Class Specific Expenses — Class L (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(2)
Net Expenses	1,222
Net Investment Income	1
Realized Gain (Loss):
Investments Sold	26,603
Foreign Currency Translation	(—	@)
Net Realized Gain	26,603
Change in Unrealized Appreciation (Depreciation):
Investments	50,833
Foreign Currency Translation	—	@
Net Change in Unrealized Appreciation (Depreciation)	50,833
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	77,436
Net Increase in Net Assets Resulting from Operations	$77,437

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Inception Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$1	$(1,227)
Net Realized Gain	26,603	49,960
Net Change in Unrealized Appreciation (Depreciation)	50,833	(38,830)
Net Increase in Net Assets Resulting from Operations	77,437	9,903
Dividends and Distributions to Shareholders:
Class I	—	(7,933)
Class A	—	(5,688)
Class L	—	(196)
Class C	—	(18)
Class IS	—	(14,165)
Total Dividends and Distributions to Shareholders	—	(28,000)
Capital Share Transactions:(1)
Class I:
Subscribed	20,455	32,971
Distributions Reinvested	—	7,923
Redeemed	(14,007)	(124,369)
Class A:
Subscribed	9,973	6,959
Distributions Reinvested	—	5,498
Redeemed	(7,195)	(13,251)
Class L:
Distributions Reinvested	—	195
Redeemed	(88)	(164)
Class C:
Subscribed	391	145
Distributions Reinvested	—	17
Redeemed	—	(37)
Class IS:
Subscribed	19,070	31,218
Distributions Reinvested	—	14,160
Redeemed	(101,987)	(48,990)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(73,388)	(87,725)
Redemption Fees	11	6
Total Increase (Decrease) in Net Assets	4,060	(105,816)
Net Assets:
Beginning of Period	207,135	312,951
End of Period	$211,195	$207,135
The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Inception Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,620	2,843
Shares Issued on Distributions Reinvested	—	780
Shares Redeemed	(1,126)	(10,329)
Net Increase (Decrease) in Class I Shares Outstanding	494	(6,706)
Class A:
Shares Subscribed	1,002	695
Shares Issued on Distributions Reinvested	—	678
Shares Redeemed	(768)	(1,434)
Net Increase (Decrease) in Class A Shares Outstanding	234	(61)
Class L:
Shares Issued on Distributions Reinvested	—	26
Shares Redeemed	(10)	(18)
Net Increase (Decrease) in Class L Shares Outstanding	(10)	8
Class C:
Shares Subscribed	40	14
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	—	(4)
Net Increase in Class C Shares Outstanding	40	12
Class IS:
Shares Subscribed	1,549	2,514
Shares Issued on Distributions Reinvested	—	1,384
Shares Redeemed	(7,912)	(4,233)
Net Decrease in Class IS Shares Outstanding	(6,363)	(335)

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Inception Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$9.62		$10.90		$13.26		$13.75		$16.50		$20.55
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.00	(3)	(0.05)		(0.11)		0.00	(3)	(0.05)		(0.06)
Net Realized and Unrealized Gain (Loss)	3.73		0.16		2.91		(0.05)		(1.51)		(2.04)
Total from Investment Operations	3.73		0.11		2.80		(0.05)		(1.56)		(2.10)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.39)		(5.16)		(0.44)		(1.19)		(1.95)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$13.35		$9.62		$10.90		$13.26		$13.75		$16.50
Total Return(4)	38.57	%(8)	0.29%		21.87%		(0.35)%		(9.58)%		(9.68)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$90,916		$60,777		$141,954		$305,945		$718,386		$1,156,812
Ratio of Expenses Before Expense Limitation	1.20	%(9)	1.17%		1.20%		1.17%		1.11%		1.13%
Ratio of Expenses After Expense Limitation	0.99	%(5)(9)	0.98	%(5)	0.99	%(5)	1.02	%(5)(6)	1.05	%(5)	1.05	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		0.98	%(5)	0.99	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.04	%(5)(9)	(0.41	)%(5)	(0.77	)%(5)	0.02	%(5)	(0.29	)%(5)	(0.34	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	48	%(8)	79%		97%		51%		42%		53%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2016, the maximum ratio was 1.05% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Inception Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$7.68		$8.99		$11.72		$12.25		$14.89		$18.83
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)		(0.07)		(0.14)		(0.04)		(0.09)		(0.11)
Net Realized and Unrealized Gain (Loss)	2.98		0.15		2.57		(0.05)		(1.36)		(1.88)
Total from Investment Operations	2.97		0.08		2.43		(0.09)		(1.45)		(1.99)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.39)		(5.16)		(0.44)		(1.19)		(1.95)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$10.65		$7.68		$8.99		$11.72		$12.25		$14.89
Total Return(4)	38.41	%(8)	0.02%		21.57%		(0.73)%		(9.88)%		(9.98)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$49,845		$34,166		$40,531		$87,864		$136,621		$186,307
Ratio of Expenses Before Expense Limitation	1.48	%(9)	1.44%		1.51%		1.45%		1.38%		N/A
Ratio of Expenses After Expense Limitation	1.27	%(5)(9)	1.25	%(5)	1.34	%(5)	1.37	%(5)(6)	1.37	%(5)	1.38	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		1.25	%(5)	1.34	%(5)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.24	)%(5)(9)	(0.69	)%(5)	(1.12	)%(5)	(0.35	)%(5)	(0.61	)%(5)	(0.67	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	48	%(8)	79%		97%		51%		42%		53%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to July 1, 2016, the maximum ratio was 1.40% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Inception Portfolio

	Class L
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$7.10		$8.46		$11.34		$11.92		$14.60		$18.60
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.11)		(0.19)		(0.10)		(0.16)		(0.19)
Net Realized and Unrealized Gain (Loss)	2.75		0.14		2.47		(0.04)		(1.33)		(1.86)
Total from Investment Operations	2.71		0.03		2.28		(0.14)		(1.49)		(2.05)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.39)		(5.16)		(0.44)		(1.19)		(1.95)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$9.81		$7.10		$8.46		$11.34		$11.92		$14.60
Total Return(4)	37.89	%(8)	(0.58)%		20.95%		(1.17)%		(10.36)%		(10.43)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,505		$1,157		$1,310		$1,524		$1,874		$2,370
Ratio of Expenses Before Expense Limitation	2.11	%(9)	2.07%		2.27%		2.21%		2.10%		2.02%
Ratio of Expenses After Expense Limitation	1.84	%(5)(9)	1.84	%(5)	1.84	%(5)	1.87	%(5)(6)	1.90	%(5)	1.90	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		1.84	%(5)	1.84	%(5)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.82	)%(5)(9)	(1.28	)%(5)	(1.61	)%(5)	(0.88	)%(5)	(1.33	)%(5)	(1.16	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	48	%(8)	79%		97%		51%		42%		53%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to July 1, 2016, the maximum ratio was 1.90% for Class L shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Inception Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Year Ended December 31, 2018		Period from May 31, 2017(1) to December 31, 2017
Net Asset Value, Beginning of Period	$7.55		$8.93		$13.59
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.03)		(0.13)
Net Realized and Unrealized Gain	2.92		0.04		0.63
Total from Investment Operations	2.87		0.01		0.50
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.39)		(5.16)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$10.42		$7.55		$8.93
Total Return(4)	37.75	%(7)	(0.78)%		4.36	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$573		$116		$30
Ratio of Expenses Before Expense Limitation	2.77	%(8)	4.73%		21.29	%(8)
Ratio of Expenses After Expense Limitation	2.09	%(5)(8)	2.09	%(5)	2.10	%(5)(8)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		2.09	%(5)	2.10	%(5)(8)
Ratio of Net Investment Loss	(1.02	)%(5)(8)	(1.50	)%(5)	(1.82	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.00	%(6)(8)
Portfolio Turnover Rate	48	%(7)	79%		97%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Inception Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$9.69		$10.96		$13.29		$13.77		$16.51		$20.55
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.00	(3)	(0.04)		(0.10)		0.01		(0.03)		(0.03)
Net Realized and Unrealized Gain (Loss)	3.75		0.16		2.93		(0.05)		(1.52)		(2.06)
Total from Investment Operations	3.75		0.12		2.83		(0.04)		(1.55)		(2.09)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.39)		(5.16)		(0.44)		(1.19)		(1.95)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$13.44		$9.69		$10.96		$13.29		$13.77		$16.51
Total Return(4)	38.60	%(8)	0.38%		22.08%		(0.28)%		(9.52)%		(9.63)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$68,356		$110,919		$129,126		$361,586		$660,134		$671,885
Ratio of Expenses Before Expense Limitation	1.13	%(9)	1.11%		1.09%		1.03%		0.99%		0.98%
Ratio of Expenses After Expense Limitation	0.92	%(5)(9)	0.92	%(5)	0.92	%(5)	0.95	%(5)(6)	0.98	%(5)	0.97	%(5)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		0.92	%(5)	0.92	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.08	%(5)(9)	(0.36	)%(5)	(0.71	)%(5)	0.08	%(5)	(0.21	)%(5)	(0.17	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	48	%(8)	79%		97%		51%		42%		53%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.93% for Class IS shares. Prior to July 1, 2016, the maximum ratio was 0.98% for Class IS shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Inception Portfolio (name changed on February 11, 2019, formerly Small Company Growth Portfolio). The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest re-

ported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$3,713	$—	$—	$3,713
Diversified Consumer Services	8,581	—	—	8,581
Health Care Equipment & Supplies	19,411	—	—	19,411
Health Care Providers & Services	19,000	—	—	19,000
Health Care Technology	11,395	—	—	11,395
Hotels, Restaurants & Leisure	2,948	—	—	2,948
Information Technology Services	21,163	—	—	21,163
Insurance	4,124	—	—	4,124
Internet & Direct Marketing Retail	22,125	—	—	22,125
Life Sciences Tools & Services	14,919	—	—	14,919
Pharmaceuticals	2,820	—	—	2,820
Professional Services	6,957	—	—	6,957
Real Estate Management & Development	3,484	—	—	3,484
Software	41,073	3,565	—	44,638
Textiles, Apparel & Luxury Goods	—	3,215	—	3,215
Thrifts & Mortgage Finance	6,460	—	—	6,460
Trading Companies & Distributors	3,553	—	—	3,553
Total Common Stocks	191,726	6,780	—	198,506
Preferred Stocks
Health Care Technology	—	—	7,813	7,813
Software	—	—	2,926	2,926
Total Preferred Stocks	—	—	10,739	10,739
Call Options Purchased	—	277	—	277
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short-Term Investments
Investment Company	47,793	—	—	47,793
Repurchase Agreements	—	4,236	—	4,236
Total Short-Term Investments	47,793	4,236	—	52,029
Total Assets	$239,519	$11,293	$10,739	$261,551

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks (000)
Beginning Balance	$11,150
Purchases	—
Sales
Amortization of discount	—
Transfers in	—
Transfers out
Corporate actions
Change in unrealized appreciation (depreciation)	(411)
Realized gains (losses)
Ending Balance	$10,739
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2019	$(411)

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2019.

	Fair Value at June 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*		Impact to Valuation from an Increase in Input**
Preferred Stocks	$10,739	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%–19.5%/16.7%		Decrease
			Perpetual Growth Rate	3.0%–4.0%/3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.8x–10.6x/5.3x		Increase
			Discount for Lack of Marketability	19.0%–20.0%/19.3%		Decrease
		Comparable Transactions	Enterprise Value/Revenue	3.3	x	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$277	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(294	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(50	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$277	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
BNP Paribas	$179	$—	$—	$179
Royal Bank of Scotland	98	—	(80)	18
Total	$277	$—	$(80)	$197

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	158,683,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$21,677	(f)	$—	$(21,677	)(g)(h)	$0

(f) Represents market value of loaned securities at period end.

(g) The Fund received cash collateral of approximately $18,200,000, of which approximately $18,095,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2019, there was uninvested cash of approximately $105,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $3,729,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(h) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2019:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$18,200	$—	$—	$—	$18,200
Total Borrowings	$18,200	$—	$—	$—	$18,200
Gross amount of recognized liabilities for securities lending transactions					$18,200

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

9.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

11.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $500 million	Next $500 million	Over $2 billion
0.92%	0.85%	0.80%	0.75%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.71% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.93% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

the six months ended June 30, 2019, approximately $235,000 of advisory fees were waived and approximately $5,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $108,427,000 and $185,457,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $12,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$26,481	$126,216	$104,904	$145
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$47,793

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$9,040	$18,960	$27,098	$109,125

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$(7,162)	$7,162

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$201

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 42.3%.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the three- and five-year periods but better than its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average, the actual management fee was lower than its peer group average and the total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

28

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

29

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

31

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFISCGSAN
2668885 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Investment Advisory Agreement Approval	17
Privacy Notice	19
Director and Officer Information	21

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in US Core Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

US Core Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
US Core Portfolio Class I	$1,000.00	$1,208.40	$1,020.88	$4.33	$3.96	0.79%
US Core Portfolio Class A	1,000.00	1,207.20	1,019.19	6.18	5.66	1.13
US Core Portfolio Class C	1,000.00	1,201.70	1,015.37	10.37	9.49	1.90
US Core Portfolio Class IS	1,000.00	1,209.60	1,021.08	4.11	3.76	0.75

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

US Core Portfolio

	Shares	Value (000)
Common Stocks (98.1%)
Banks (9.5%)
JPMorgan Chase & Co.	5,068	$567
SVB Financial Group (a)	1,655	372
Texas Capital Bancshares, Inc. (a)	5,971	366
		1,305
Beverages (1.1%)
Monster Beverage Corp. (a)	2,387	152
Building Products (3.7%)
Fortune Brands Home & Security, Inc.	8,900	508
Capital Markets (6.0%)
Ameriprise Financial, Inc.	2,429	352
Goldman Sachs Group, Inc. (The)	747	153
Northern Trust Corp.	3,467	312
		817
Chemicals (1.0%)
International Flavors & Fragrances, Inc.	970	141
Electric Utilities (4.1%)
American Electric Power Co., Inc.	2,111	186
NextEra Energy, Inc.	1,858	380
		566
Electrical Equipment (0.7%)
Emerson Electric Co.	1,495	100
Equity Real Estate Investment Trusts (REITs) (10.4%)
Essex Property Trust, Inc. REIT	1,328	388
Extra Space Storage, Inc. REIT	2,482	263
STORE Capital Corp. REIT	12,542	416
Welltower, Inc. REIT	4,401	359
		1,426
Health Care Equipment & Supplies (5.2%)
Danaher Corp.	5,015	717
Health Care Providers & Services (2.1%)
Cigna Corp. (a)	1,795	283
Health Care Technology (1.1%)
Veeva Systems, Inc., Class A (a)	883	143
Hotels, Restaurants & Leisure (7.7%)
McDonald's Corp.	2,550	529
Starbucks Corp.	6,226	522
		1,051
Household Durables (3.2%)
Lennar Corp., Class A	9,053	439
Information Technology Services (8.3%)
Mastercard, Inc., Class A	3,766	996
PayPal Holdings, Inc. (a)	1,219	140
		1,136
Interactive Media & Services (2.3%)
Alphabet, Inc., Class A (a)	288	312
	Shares	Value (000)
Media (0.6%)
Comcast Corp., Class A	1,915	$81
Oil, Gas & Consumable Fuels (4.6%)
Continental Resources, Inc. (a)	4,423	186
Diamondback Energy, Inc.	4,065	443
		629
Personal Products (4.0%)
Estee Lauder Cos., Inc. (The), Class A	2,948	540
Software (14.8%)
Microsoft Corp.	9,511	1,274
Palo Alto Networks, Inc. (a)	1,480	301
VMware, Inc., Class A	2,683	449
		2,024
Specialty Retail (2.4%)
Home Depot, Inc. (The)	1,600	333
Tech Hardware, Storage & Peripherals (5.3%)
Apple, Inc.	3,624	717
Total Common Stocks (Cost $10,663)		13,420
Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $235)	234,621	235
Total Investments (99.8%) (Cost $10,898) (b)		13,655
Other Assets in Excess of Liabilities (0.2%)		30
Net Assets (100.0%)		$13,685

(a)  Non-income producing security.

(b)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,869,000 and the aggregate gross unrealized depreciation is approximately $112,000, resulting in net unrealized appreciation of approximately $2,757,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	32.7%
Software	14.8
Equity Real Estate Investment Trusts (REITs)	10.4
Banks	9.6
Information Technology Services	8.3
Hotels, Restaurants & Leisure	7.7
Capital Markets	6.0
Tech Hardware, Storage & Peripherals	5.3
Health Care Equipment & Supplies	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

US Core Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $10,663)	$13,420
Investment in Security of Affiliated Issuer, at Value (Cost $235)	235
Total Investments in Securities, at Value (Cost $10,898)	13,655
Due from Adviser	20
Dividends Receivable	10
Receivable from Affiliate	—	@
Other Assets	65
Total Assets	13,750
Liabilities:
Payable for Professional Fees	49
Payable for Fund Shares Redeemed	9
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Custodian Fees	1
Payable for Administration Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	2
Total Liabilities	65
Net Assets	$13,685
Net Assets Consist of:
Paid-in-Capital	$10,726
Total Distributable Earnings	2,959
Net Assets	$13,685
CLASS I:
Net Assets	$9,079
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	690,181
Net Asset Value, Offering and Redemption Price Per Share	$13.16
CLASS A:
Net Assets	$2,495
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	190,323
Net Asset Value, Redemption Price Per Share	$13.11
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.73
Maximum Offering Price Per Share	$13.84
CLASS C:
Net Assets	$2,098
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	163,077
Net Asset Value, Offering and Redemption Price Per Share	$12.87
CLASS IS:
Net Assets	$13
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$13.16

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

US Core Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$96
Dividends from Security of Affiliated Issuer (Note G)	2
Total Investment Income	98
Expenses:
Professional Fees	49
Advisory Fees (Note B)	38
Registration Fees	19
Shareholder Services Fees — Class A (Note D)	3
Distribution and Shareholder Services Fees — Class C (Note D)	10
Shareholder Reporting Fees	6
Administration Fees (Note C)	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	3
Custodian Fees (Note F)	2
Sub Transfer Agency Fees — Class I	1
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class C	— @
Pricing Fees	1
Other Expenses	4
Total Expenses	146
Expenses Reimbursed by Adviser (Note B)	(43)
Waiver of Advisory Fees (Note B)	(38)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	64
Net Investment Income	34
Realized Gain:
Investments Sold	228
Change in Unrealized Appreciation (Depreciation):
Investments	2,039
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	2,267
Net Increase in Net Assets Resulting from Operations	$2,301

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

US Core Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$34	$84
Net Realized Gain	228	298
Net Change in Unrealized Appreciation (Depreciation)	2,039	(1,769)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,301	(1,387)
Dividends and Distributions to Shareholders:
Class I	—	(115)
Class A	—	(20)
Class C	—	(16)
Class IS	—	(— @)
Total Dividends and Distributions to Shareholders	—	(151)
Capital Share Transactions:(1)
Class I:
Subscribed	194	1,070
Distributions Reinvested	—	34
Redeemed	(209)	(1,470)
Class A:
Subscribed	861	503
Distributions Reinvested	—	19
Redeemed	(595)	(315)
Class C:
Subscribed	325	227
Distributions Reinvested	—	16
Redeemed	(131)	(289)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	445	(205)
Total Increase (Decrease) in Net Assets	2,746	(1,743)
Net Assets:
Beginning of Period	10,939	12,682
End of Period	$13,685	$10,939
(1) Capital Share Transactions:
Class I:
Shares Subscribed	16	88
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(18)	(122)
Net Decrease in Class I Shares Outstanding	(2)	(31)
Class A:
Shares Subscribed	71	41
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(49)	(26)
Net Increase in Class A Shares Outstanding	22	17
Class C:
Shares Subscribed	28	20
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(11)	(24)
Net Increase (Decrease) in Class C Shares Outstanding	17	(3)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

US Core Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,				Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$10.89		$12.41		$10.45		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.11		0.08		0.07
Net Realized and Unrealized Gain (Loss)	2.22		(1.47)		1.94		0.48
Total from Investment Operations	2.27		(1.36)		2.02		0.55
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		(0.05)		(0.10)
Net Realized Gain	—		(0.11)		—		—
Paid-in-Capital	—		—		(0.01)		—
Total Distributions	—		(0.16)		(0.06)		(0.10)
Net Asset Value, End of Period	$13.16		$10.89		$12.41		$10.45
Total Return(3)	20.84	%(6)	(11.00)%		19.33%		5.50	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,079		$7,532		$8,965		$7,314
Ratio of Expenses Before Expense Limitation	2.07	%(7)	2.31%		2.78%		3.62	%(7)
Ratio of Expenses After Expense Limitation	0.79	%(4)(7)	0.80	%(4)	0.78	%(4)	0.77	%(4)(7)
Ratio of Net Investment Income	0.77	%(4)(7)	0.86	%(4)	0.68	%(4)	1.12	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	46	%(6)	60%		57%		28	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

US Core Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,				Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$10.86		$12.38		$10.44		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03		0.07		0.04		0.04
Net Realized and Unrealized Gain (Loss)	2.22		(1.47)		1.92		0.49
Total from Investment Operations	2.25		(1.40)		1.96		0.53
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.01)		(0.09)
Net Realized Gain	—		(0.11)		—		—
Paid-in-Capital	—		—		(0.01)		—
Total Distributions	—		(0.12)		(0.02)		(0.09)
Net Asset Value, End of Period	$13.11		$10.86		$12.38		$10.44
Total Return(3)	20.72	%(6)	(11.35)%		18.80%		5.30	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,495		$1,833		$1,874		$1,406
Ratio of Expenses Before Expense Limitation	2.41	%(7)	2.68%		3.23%		4.12	%(7)
Ratio of Expenses After Expense Limitation	1.13	%(4)(7)	1.15	%(4)	1.15	%(4)	1.15	%(4)(7)
Ratio of Net Investment Income	0.42	%(4)(7)	0.55	%(4)	0.31	%(4)	0.66	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	46	%(6)	60%		57%		28	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

US Core Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,				Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$10.70		$12.28		$10.41		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.03)		(0.05)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	2.19		(1.44)		1.92		0.48
Total from Investment Operations	2.17		(1.47)		1.87		0.48
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.07)
Net Realized Gain	—		(0.11)		—		—
Total Distributions	—		(0.11)		—		(0.07)
Net Asset Value, End of Period	$12.87		$10.70		$12.28		$10.41
Total Return(4)	20.17	%(7)	(11.94)%		17.96%		4.79	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,098		$1,563		$1,831		$1,377
Ratio of Expenses Before Expense Limitation	3.17	%(8)	3.44%		3.94%		4.99	%(8)
Ratio of Expenses After Expense Limitation	1.90	%(5)(8)	1.90	%(5)	1.90	%(5)	1.90	%(5)(8)
Ratio of Net Investment Loss	(0.34	)%(5)(8)	(0.22	)%(5)	(0.43	)%(5)	(0.05	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	46	%(7)	60%		57%		28	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

US Core Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,				Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$10.88		$12.41		$10.45		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.12		0.08		0.07
Net Realized and Unrealized Gain (Loss)	2.23		(1.48)		1.94		0.48
Total from Investment Operations	2.28		(1.36)		2.02		0.55
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.01)		(0.10)
Net Realized Gain	—		(0.11)		—		—
Paid-in-Capital	—		—		(0.05)		—
Total Distributions	—		(0.17)		(0.06)		(0.10)
Net Asset Value, End of Period	$13.16		$10.88		$12.41		$10.45
Total Return(3)	20.96	%(6)	(11.04)%		19.37%		5.52	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13		$11		$12		$10
Ratio of Expenses Before Expense Limitation	16.98	%(7)	16.44%		19.96%		19.22	%(7)
Ratio of Expenses After Expense Limitation	0.75	%(4)(7)	0.75	%(4)	0.75	%(4)	0.75	%(4)(7)
Ratio of Net Investment Income	0.81	%(4)(7)	0.92	%(4)	0.71	%(4)	1.17	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	46	%(6)	60%		57%		28	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the US Core Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2   Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the cir-

cumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$1,305	$—	$—	$1,305
Beverages	152	—	—	152
Building Products	508	—	—	508
Capital Markets	817	—	—	817
Chemicals	141	—	—	141
Electric Utilities	566	—	—	566
Electrical Equipment	100	—	—	100
Equity Real Estate Investment Trusts (REITs)	1,426	—	—	1,426

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Health Care Equipment & Supplies	$717	$—	$—	$717
Health Care Providers & Services	283	—	—	283
Health Care Technology	143	—	—	143
Hotels, Restaurants & Leisure	1,051	—	—	1,051
Household Durables	439	—	—	439
Information Technology Services	1,136	—	—	1,136
Interactive Media & Services	312	—	—	312
Media	81	—	—	81
Oil, Gas & Consumable Fuels	629	—	—	629
Personal Products	540	—	—	540
Software	2,024	—	—	2,024
Specialty Retail	333	—	—	333
Tech Hardware, Storage & Peripherals	717	—	—	717
Total Common Stocks	13,420	—	—	13,420
Short-Term Investment
Investment Company	235	—	—	235
Total Assets	$13,655	$—	$—	$13,655

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

4.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.60%	0.55%	0.50%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.90% for Class C shares and 0.75% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $38,000 of advisory fees were waived and approximately $44,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $6,081,000 and $5,736,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$341	$1,658	$1,764	$2
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$235

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the three-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Paid-in- Capital (000)
$40	$111	$35	$11

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a dividend redesignation, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(1)	$1

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$41	$—

During the year ended December 31, 2018, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $249,000.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2018, the Fund intends to defer to January 1, 2019 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$67

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 50.4%.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period and the period since the end of May 2016, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

19

Privacy Notice (unaudited) (cont'd)

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

21

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIUSCPSAN
2669048 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	24
Privacy Notice	26
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in U.S. Real Estate Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

U.S. Real Estate Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Real Estate Portfolio Class I	$1,000.00	$1,124.70	$1,020.33	$4.74	$4.51	0.90%
U.S. Real Estate Portfolio Class A	1,000.00	1,122.30	1,018.70	6.47	6.16	1.23
U.S. Real Estate Portfolio Class L	1,000.00	1,120.10	1,016.12	9.20	8.75	1.75
U.S. Real Estate Portfolio Class C	1,000.00	1,119.10	1,014.88	10.51	9.99	2.00
U.S. Real Estate Portfolio Class IS	1,000.00	1,125.80	1,020.68	4.37	4.16	0.83
U.S. Real Estate Portfolio Class IR	1,000.00	1,124.90	1,020.68	4.37	4.16	0.83

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.8%)
Apartments (16.0%)
American Campus Communities, Inc. REIT	42,670	$1,970
Apartment Investment & Management Co., Class A REIT	20,846	1,045
AvalonBay Communities, Inc. REIT	61,636	12,523
Camden Property Trust REIT	50,621	5,284
Equity Residential REIT	103,011	7,821
Essex Property Trust, Inc. REIT	12,113	3,536
Mid-America Apartment Communities, Inc. REIT	21,855	2,574
UDR, Inc. REIT	41,401	1,858
		36,611
Data Centers (2.8%)
Digital Realty Trust, Inc. REIT	45,490	5,358
QTS Realty Trust, Inc., Class A REIT	20,938	967
		6,325
Diversified (6.0%)
JBG SMITH Properties REIT	40,664	1,600
Lexington Realty Trust REIT	80,050	753
Mack-Cali Realty Corp. REIT	150,779	3,511
Vornado Realty Trust REIT	123,274	7,902
		13,766
Health Care (6.0%)
HCP, Inc. REIT	40,817	1,305
Healthcare Realty Trust, Inc. REIT	183,644	5,752
Healthcare Trust of America, Inc., Class A REIT	61,194	1,679
Senior Housing Properties Trust REIT	57,140	472
Ventas, Inc. REIT	16,859	1,152
Welltower, Inc. REIT	41,219	3,361
		13,721
Industrial (5.9%)
Duke Realty Corp. REIT	20,125	636
Exeter Industrial Value Fund, LP (a)(b)(c)(d)	7,905,000	538
ProLogis, Inc. REIT	153,149	12,267
		13,441
Lodging/Resorts (10.1%)
Chesapeake Lodging Trust REIT	39,965	1,136
DiamondRock Hospitality Co. REIT	511,561	5,289
Host Hotels & Resorts, Inc. REIT	503,260	9,169
RLJ Lodging Trust REIT	283,923	5,037
Sunstone Hotel Investors, Inc. REIT	181,318	2,486
		23,117
Office (23.5%)
Alexandria Real Estate Equities, Inc. REIT	18,877	2,663
Boston Properties, Inc. REIT	114,653	14,790
Brandywine Realty Trust REIT	29,455	422
Columbia Property Trust, Inc. REIT	139,018	2,883
Corporate Office Properties Trust REIT	30,095	794
Cousins Properties, Inc. REIT	78,460	2,838
Hudson Pacific Properties, Inc. REIT	130,094	4,328
Kilroy Realty Corp. REIT	25,267	1,865
	Shares	Value (000)
Paramount Group, Inc. REIT	349,754	$4,900
SL Green Realty Corp. REIT	227,292	18,268
		53,751
Regional Malls (14.2%)
Macerich Co. (The) REIT	288,353	9,657
Simon Property Group, Inc. REIT	142,622	22,785
		32,442
Self Storage (5.3%)
CubeSmart REIT	112,561	3,764
Extra Space Storage, Inc. REIT	21,630	2,295
Life Storage, Inc. REIT	10,649	1,013
Public Storage REIT	21,049	5,013
		12,085
Shopping Centers (5.0%)
Brixmor Property Group, Inc. REIT	188,627	3,373
Regency Centers Corp. REIT	99,796	6,660
Weingarten Realty Investors REIT	54,650	1,499
		11,532
Single Family Homes (2.8%)
American Homes 4 Rent, Class A REIT	78,276	1,903
Invitation Homes, Inc. REIT	171,583	4,586
		6,489
Specialty (1.2%)
Gaming and Leisure Properties, Inc. REIT	69,475	2,708
Total Common Stocks (Cost $177,767)		225,988
Short-Term Investment (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $371)	370,550	371
Total Investments (99.0%) (Cost $178,138) (e)		226,359
Other Assets in Excess of Liabilities (1.0%)		2,190
Net Assets (100.0%)		$228,549

(a)  Non-income producing security.

(b)  Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 — 4/11 and has a current cost basis of approximately $0. At June 30, 2019, this security had an aggregate market value of approximately $538,000, representing 0.2% of net assets.

(c)  At June 30, 2019, the Fund held a fair valued security valued at approximately $538,000, representing 0.2% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(d)  Security has been deemed illiquid at June 30, 2019.

(e)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $57,961,000 and the aggregate gross unrealized depreciation is approximately $9,740,000, resulting in net unrealized appreciation of approximately $48,221,000.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

U.S. Real Estate Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Office	23.8%
Apartments	16.2
Regional Malls	14.3
Lodging/Resorts	10.2
Other*	7.0
Diversified	6.1
Health Care	6.1
Industrial	5.9
Self Storage	5.3
Shopping Centers	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $177,767)	$225,988
Investment in Security of Affiliated Issuer, at Value (Cost $371)	371
Total Investments in Securities, at Value (Cost $178,138)	226,359
Receivable for Investments Sold	1,853
Dividends Receivable	953
Receivable for Fund Shares Sold	200
Receivable from Affiliate	2
Other Assets	109
Total Assets	229,476
Liabilities:
Payable for Advisory Fees	351
Payable for Investments Purchased	204
Payable for Fund Shares Redeemed	188
Payable for Sub Transfer Agency Fees — Class I	46
Payable for Sub Transfer Agency Fees — Class A	6
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Professional Fees	46
Payable for Transfer Agency Fees — Class I	7
Payable for Transfer Agency Fees — Class A	3
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	6
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Administration Fees	15
Payable for Shareholder Services Fees — Class A	7
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Custodian Fees	6
Other Liabilities	40
Total Liabilities	927
Net Assets	$228,549
Net Assets Consist of:
Paid-in-Capital	$165,800
Total Distributable Earnings	62,749
Net Assets	$228,549

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2019 (000)
CLASS I:
Net Assets	$179,327
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	14,843,182
Net Asset Value, Offering and Redemption Price Per Share	$12.08
CLASS A:
Net Assets	$35,175
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,039,171
Net Asset Value, Redemption Price Per Share	$11.57
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.64
Maximum Offering Price Per Share	$12.21
CLASS L:
Net Assets	$2,145
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	185,708
Net Asset Value, Offering and Redemption Price Per Share	$11.55
CLASS C:
Net Assets	$252
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	21,985
Net Asset Value, Offering and Redemption Price Per Share	$11.48
CLASS IS:
Net Assets	$11,642
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	963,299
Net Asset Value, Offering and Redemption Price Per Share	$12.09
CLASS IR:
Net Assets	$8
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	684
Net Asset Value, Offering and Redemption Price Per Share	$12.08

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$4,814
Dividends from Security of Affiliated Issuer (Note G)	20
Total Investment Income	4,834
Expenses:
Advisory Fees (Note B)	886
Sub Transfer Agency Fees — Class I	95
Sub Transfer Agency Fees — Class A	23
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	— @
Administration Fees (Note C)	101
Shareholder Services Fees — Class A (Note D)	46
Distribution and Shareholder Services Fees — Class L (Note D)	8
Distribution and Shareholder Services Fees — Class C (Note D)	1
Professional Fees	52
Registration Fees	42
Transfer Agency Fees — Class I (Note E)	9
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	12
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Reporting Fees	28
Custodian Fees (Note F)	13
Directors' Fees and Expenses	7
Pricing Fees	2
Other Expenses	9
Total Expenses	1,342
Waiver of Advisory Fees (Note B)	(88)
Reimbursement of Class Specific Expenses — Class I (Note B)	(38)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(12)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	1,200
Net Investment Income	3,634
Realized Gain:
Investments Sold	8,865
Change in Unrealized Appreciation (Depreciation):
Investments	18,169
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	27,034
Net Increase in Net Assets Resulting from Operations	$30,668

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,634	$8,659
Net Realized Gain	8,865	69,053
Net Change in Unrealized Appreciation (Depreciation)	18,169	(115,506)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,668	(37,794)
Dividends and Distributions to Shareholders:
Class I	(1,460)	(53,011)
Class A	(264)	(9,885)
Class L	(13)	(588)
Class C	(1)	(65)
Class IS	(261)	(9,183)
Class IR	(— @)	(2)
Total Dividends and Distributions to Shareholders	(1,999)	(72,734)
Capital Share Transactions:(1)
Class I:
Subscribed	12,553	35,741
Distributions Reinvested	1,449	52,679
Redeemed	(33,009)	(167,839)
Class A:
Subscribed	2,165	3,936
Distributions Reinvested	262	9,810
Redeemed	(5,704)	(21,113)
Class L:
Exchanged	—	— @
Distributions Reinvested	13	582
Redeemed	(160)	(487)
Class C:
Subscribed	18	146
Distributions Reinvested	1	63
Redeemed	(138)	(258)
Class IS:
Subscribed	787	24,616
Distributions Reinvested	261	8,461
Redeemed	(22,692)	(178,831)
Class IR:
Subscribed	—	10 (a)
Distributions Reinvested	— @	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(44,194)	(232,484)
Total Decrease in Net Assets	(15,525)	(343,012)
Net Assets:
Beginning of Period	244,074	587,086
End of Period	$228,549	$244,074

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

U.S. Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,035	2,593
Shares Issued on Distributions Reinvested	116	4,178
Shares Redeemed	(2,733)	(12,108)
Net Decrease in Class I Shares Outstanding	(1,582)	(5,337)
Class A:
Shares Subscribed	186	289
Shares Issued on Distributions Reinvested	22	810
Shares Redeemed	(490)	(1,549)
Net Decrease in Class A Shares Outstanding	(282)	(450)
Class L:
Shares Exchanged	—	— @@
Shares Issued on Distributions Reinvested	1	48
Shares Redeemed	(14)	(39)
Net Increase (Decrease) in Class L Shares Outstanding	(13)	9
Class C:
Shares Subscribed	2	13
Shares Issued on Distributions Reinvested	— @@	5
Shares Redeemed	(13)	(18)
Net Decrease in Class C Shares Outstanding	(11)	(— @@)
Class IS:
Shares Subscribed	65	1,731
Shares Issued on Distributions Reinvested	21	668
Shares Redeemed	(1,852)	(12,564)
Net Decrease in Class IS Shares Outstanding	(1,766)	(10,165)
Class IR:
Shares Subscribed	—	1
Shares Issued on Distributions Reinvested	— @@	—
Net Increase in Class IR Shares Outstanding	— @@	1 (a)

(a)  For the period June 15, 2018 through December 31, 2018.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$10.82		$15.24		$17.21		$17.86		$20.48		$16.55
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.18		0.34		0.37		0.31		0.32		0.36
Net Realized and Unrealized Gain (Loss)	1.17		(1.33)		0.16		0.91		0.10		4.66
Total from Investment Operations	1.35		(0.99)		0.53		1.22		0.42		5.02
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.34)		(0.26)		(0.38)		(0.26)		(0.35)
Net Realized Gain	—		(3.09)		(2.24)		(1.49)		(2.78)		(0.74)
Total Distributions	(0.09)		(3.43)		(2.50)		(1.87)		(3.04)		(1.09)
Net Asset Value, End of Period	$12.08		$10.82		$15.24		$17.21		$17.86		$20.48
Total Return(3)	12.47	%(7)	(8.44)%		3.31%		6.79%		2.27%		30.74%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$179,327		$177,690		$331,637		$494,967		$625,999		$948,311
Ratio of Expenses Before Expense Limitation	1.01	%(8)	1.02%		1.02%		1.02%		N/A		N/A
Ratio of Expenses After Expense Limitation	0.90	%(4)(8)	0.95	%(4)(5)	1.00	%(4)	1.00	%(4)	0.98	%(4)	0.95	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		0.95	%(4)	1.00	%(4)	N/A		0.98	%(4)	0.94	%(4)
Ratio of Net Investment Income	2.95	%(4)(8)	2.44	%(4)	2.19	%(4)	1.73	%(4)	1.61	%(4)	1.90	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	11	%(7)	39%		43%		24%		24%		25%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to July 1, 2018, the maximum ratio was 1.00% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

U.S. Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$10.38		$14.76		$16.74		$17.42		$20.04		$16.21
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.29		0.31		0.24		0.28		0.29
Net Realized and Unrealized Gain (Loss)	1.12		(1.28)		0.15		0.89		0.08		4.56
Total from Investment Operations	1.27		(0.99)		0.46		1.13		0.42		4.85
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.30)		(0.20)		(0.32)		(0.20)		(0.28)
Net Realized Gain	—		(3.09)		(2.24)		(1.49)		(2.78)		(0.74)
Total Distributions	(0.08)		(3.39)		(2.44)		(1.81)		(2.98)		(1.02)
Net Asset Value, End of Period	$11.57		$10.38		$14.76		$16.74		$17.42		$20.04
Total Return(3)	12.23	%(7)	(8.71)%		2.98%		6.47%		2.01%		30.28%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$35,175		$34,459		$55,640		$76,082		$87,462		$107,441
Ratio of Expenses Before Expense Limitation	1.30	%(8)	1.30%		N/A		1.30%		N/A		N/A
Ratio of Expenses After Expense Limitation	1.23	%(4)(8)	1.26	%(4)(5)	1.34	%(4)	1.29	%(4)	1.28	%(4)	1.31	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		1.26	%(4)	1.34	%(4)	N/A		1.28	%(4)	1.30	%(4)
Ratio of Net Investment Income	2.62	%(4)(8)	2.14	%(4)	1.87	%(4)	1.37	%(4)	1.43	%(4)	1.54	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	11	%(7)	39%		43%		24%		24%		25%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class A shares. Prior to July 1, 2018, the maximum ratio was 1.35% for Class A shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

U.S. Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$10.37		$14.74		$16.73		$17.41		$20.03		$16.20
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.12		0.23		0.22		0.15		0.21		0.20
Net Realized and Unrealized Gain (Loss)	1.13		(1.28)		0.15		0.89		0.04		4.56
Total from Investment Operations	1.25		(1.05)		0.37		1.04		0.25		4.76
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.23)		(0.12)		(0.23)		(0.09)		(0.19)
Net Realized Gain	—		(3.09)		(2.24)		(1.49)		(2.78)		(0.74)
Total Distributions	(0.07)		(3.32)		(2.36)		(1.72)		(2.87)		(0.93)
Net Asset Value, End of Period	$11.55		$10.37		$14.74		$16.73		$17.41		$20.03
Total Return(3)	12.01	%(7)	(9.16)%		2.37%		5.91%		1.44%		29.68%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,145		$2,057		$2,787		$3,471		$3,993		$4,919
Ratio of Expenses Before Expense Limitation	1.84	%(8)	1.84%		1.89%		1.84%		N/A		N/A
Ratio of Expenses After Expense Limitation	1.75	%(4)(8)	1.79	%(4)(5)	1.85	%(4)	1.84	%(4)	1.82	%(4)	1.79	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		1.79	%(4)	1.85	%(4)	N/A		1.81	%(4)	1.78	%(4)
Ratio of Net Investment Income	2.10	%(4)(8)	1.71	%(4)	1.37	%(4)	0.84	%(4)	1.08	%(4)	1.06	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	11	%(7)	39%		43%		24%		24%		25%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.75% for Class L shares. Prior to July 1, 2018, the maximum ratio was 1.85% for Class L shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

U.S. Real Estate Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,						Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$10.31		$14.68		$16.67		$17.36		$19.73
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.11		0.19		0.20		0.13		0.18
Net Realized and Unrealized Gain (Loss)	1.12		(1.29)		0.13		0.87		0.31
Total from Investment Operations	1.23		(1.10)		0.33		1.00		0.49
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.18)		(0.08)		(0.20)		(0.08)
Net Realized Gain	—		(3.09)		(2.24)		(1.49)		(2.78)
Total Distributions	(0.06)		(3.27)		(2.32)		(1.69)		(2.86)
Net Asset Value, End of Period	$11.48		$10.31		$14.68		$16.67		$17.36
Total Return(4)	11.91	%(8)	(9.47)%		2.14%		5.72%		2.70	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$252		$338		$486		$427		$91
Ratio of Expenses Before Expense Limitation	2.69	%(9)	2.75%		2.46%		3.13%		5.89	%(9)
Ratio of Expenses After Expense Limitation	2.00	%(5)(9)	2.05	%(5)(6)	2.10	%(5)	2.10	%(5)	2.10	%(5)(9)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		2.05	%(5)	2.10	%(5)	N/A		2.10	%(5)(9)
Ratio of Net Investment Income	1.85	%(5)(9)	1.39	%(5)	1.21	%(5)	0.73	%(5)	1.44	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	11	%(8)	39%		43%		24%		24%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.00% for Class C shares. Prior to July 1, 2018, the maximum ratio was 2.10% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

U.S. Real Estate Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$10.82		$15.24		$17.22		$17.86		$20.48		$16.55
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.16		0.28		0.39		0.33		0.36		0.38
Net Realized and Unrealized Gain (Loss)	1.20		(1.26)		0.14		0.92		0.08		4.65
Total from Investment Operations	1.36		(0.98)		0.53		1.25		0.44		5.03
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.35)		(0.27)		(0.40)		(0.28)		(0.36)
Net Realized Gain	—		(3.09)		(2.24)		(1.49)		(2.78)		(0.74)
Total Distributions	(0.09)		(3.44)		(2.51)		(1.89)		(3.06)		(1.10)
Net Asset Value, End of Period	$12.09		$10.82		$15.24		$17.22		$17.86		$20.48
Total Return(3)	12.58	%(7)	(8.36)%		3.32%		6.96%		2.36%		30.82%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,642		$29,523		$196,536		$195,490		$141,670		$12
Ratio of Expenses Before Expense Limitation	0.99	%(8)	0.97%		N/A		0.90%		0.90%		20.21%
Ratio of Expenses After Expense Limitation	0.83	%(4)(8)	0.91	%(4)(5)	0.93	%(4)	0.89	%(4)	0.90	%(4)	0.89	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		0.91	%(4)	0.93	%(4)	N/A		0.90	%(4)	0.88	%(4)
Ratio of Net Investment Income	2.76	%(4)(8)	1.98	%(4)	2.33	%(4)	1.79	%(4)	1.81	%(4)	1.96	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	11	%(7)	39%		43%		24%		24%		25%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.83% for Class IS shares. Prior to July 1, 2018, the maximum ratio was 0.93% for Class IS shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

U.S. Real Estate Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended June 30, 2019 (unaudited)		Period from June 15, 2018(1) to December 31, 2018
Net Asset Value, Beginning of Period	$10.82		$14.74
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.18		0.43
Net Realized and Unrealized Gain (Loss)	1.17		(0.98)
Total from Investment Operations	1.35		(0.55)
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.28)
Net Realized Gain	—		(3.09)
Total Distributions	(0.09)		(3.37)
Net Asset Value, End of Period	$12.08		$10.82
Total Return(3)	12.49	%(7)	(5.73	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$8		$7
Ratio of Expenses Before Expense Limitation	20.88	%(8)	19.12	%(8)
Ratio of Expenses After Expense Limitation	0.83	%(4)(8)	0.84	%(4)(5)(8)
Ratios of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		0.84	%(4)(8)
Ratio of Net Investment Income	3.04	%(4)(8)	4.23	%(4)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)(8)
Portfolio Turnover Rate	11	%(7)	39%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.83% for Class IR shares. Prior to July 1, 2018, the maximum ratio was 0.93% for Class IR shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Fund has a capital subscription commitment to an investee company for this same purpose, the details of which are disclosed in the Unfunded Commitments note.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

"Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$36,611	$—	$—	$36,611
Data Centers	6,325	—	—	6,325
Diversified	13,766	—	—	13,766
Health Care	13,721	—	—	13,721
Industrial	12,903	—	538	13,441
Lodging/Resorts	23,117	—	—	23,117
Office	53,751	—	—	53,751
Regional Malls	32,442	—	—	32,442
Self Storage	12,085	—	—	12,085
Shopping Centers	11,532	—	—	11,532
Single Family Homes	6,489	—	—	6,489
Specialty	2,708	—	—	2,708
Total Common Stocks	225,450	—	538	225,988
Short-Term Investment
Investment Company	371	—	—	371
Total Assets	$225,821	$—	$538	$226,359

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$552
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(14)
Realized gains (losses)	—
Ending Balance	$538
Net change in unrealized depreciation from investments still held as of June 30, 2019	$(14)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2019:

Fair Value at June 30, 2019 (000)	Valuation Technique	Unobservable Input
Common Stock	$538	Reported Capital balance,
adjustments for NAV
practical expedient; including
adjustments for subsequent
Capital Calls, Return of
Capital and Significant Market
Changes between last Capital
	Statement and Valuation Date	Adjusted Capital Balance

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Fund and Exeter Industrial Value Fund LP, the Fund has made a subscription commitment of $8,500,000 for which it will receive 8,500,000 shares of common stock. As of June 30, 2019, Exeter Industrial Value Fund LP has drawn down approximately $7,905,000, which represents 93.0% of the commitment.

5.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.70%	0.65%	0.60%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.63% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% Class I shares, 1.25% for Class A shares, 1.75% for Class L shares, 2.00% for Class C shares, 0.83% for Class IS shares and 0.83% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $88,000 of advisory fees were waived and approximately $52,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"),

a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $28,205,000 and $72,520,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$—	$22,990	$22,619	$20
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$371

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$9,631	$63,103	$10,843	$78,064

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses)

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(18,017)	$18,017

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,333	$5,577

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 56.3%.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was lower than its peer group average, the actual management fee was higher than its peer group average and the total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable, (ii) management fee was acceptable and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

26

Privacy Notice (unaudited) (cont'd)

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIUSREASAN
2669020 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Investment Advisory Agreement Approval	17
Privacy Notice	19
Director and Officer Information	21

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Concentrated Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Global Concentrated Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Concentrated Portfolio Class I	$1,000.00	$1,188.00	$1,019.84	$5.43	$5.01	1.00%
Global Concentrated Portfolio Class A	1,000.00	1,185.90	1,018.20	7.21	6.66	1.33
Global Concentrated Portfolio Class C	1,000.00	1,181.50	1,014.43	11.30	10.44	2.09
Global Concentrated Portfolio Class IS	1,000.00	1,188.00	1,020.08	5.15	4.76	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Global Concentrated Portfolio

	Shares	Value (000)
Common Stocks (98.9%)
China (14.6%)
Alibaba Group Holding Ltd. ADR (a)	8,891	$1,507
Tencent Holdings Ltd. ADR	25,369	1,148
		2,655
France (5.8%)
LVMH Moet Hennessy Louis Vuitton SE ADR	12,373	1,053
Ireland (1.7%)
Ryanair Holdings PLC ADR (a)	4,734	304
Japan (3.1%)
SoftBank Group Corp. ADR	11,839	567
Spain (4.9%)
Banco Santander SA ADR	194,912	893
Taiwan (4.8%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	22,339	875
United Kingdom (18.2%)
Diageo PLC ADR	7,364	1,269
Royal Dutch Shell PLC ADR	31,512	2,050
		3,319
United States (45.8%)
Diamondback Energy, Inc.	5,266	574
Estee Lauder Cos., Inc. (The), Class A	3,983	729
JPMorgan Chase & Co.	8,146	911
Lennar Corp., Class A	15,330	743
Microsoft Corp.	10,548	1,413
NextEra Energy, Inc.	4,751	973
STORE Capital Corp. REIT	25,819	857
SVB Financial Group (a)	3,395	762
VMware, Inc., Class A	3,601	602
Welltower, Inc. REIT	9,662	788
		8,352
Total Common Stocks (Cost $16,454)		18,018
Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $107)	106,798	107
Total Investments (99.5%) (Cost $16,561) (b)		18,125
Other Assets in Excess of Liabilities (0.5%)		99
Net Assets (100.0%)		$18,224

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,675,000 and the aggregate gross unrealized depreciation is approximately $111,000, resulting in net unrealized appreciation of approximately $1,564,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	18.3%
Oil, Gas & Consumable Fuels	14.5
Banks	14.2
Software	11.1
Equity Real Estate Investment Trusts (REITs)	9.1
Internet & Direct Marketing Retail	8.3
Beverages	7.0
Interactive Media & Services	6.3
Textiles, Apparel & Luxury Goods	5.8
Electric Utilities	5.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Concentrated Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $16,454)	$18,018
Investment in Security of Affiliated Issuer, at Value (Cost $107)	107
Total Investments in Securities, at Value (Cost $16,561)	18,125
Receivable for Investments Sold	3,666
Receivable for Fund Shares Sold	49
Dividends Receivable	31
Due from Adviser	2
Tax Reclaim Receivable	1
Receivable from Affiliate	—	@
Other Assets	70
Total Assets	21,944
Liabilities:
Payable for Investments Purchased	3,663
Payable for Professional Fees	49
Payable for Sub Transfer Agency Fees — Class I	3
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Custodian Fees	1
Payable for Administration Fees	1
Other Liabilities	—	@
Total Liabilities	3,720
Net Assets	$18,224
Net Assets Consist of:
Paid-in-Capital	$16,798
Total Distributable Earnings	1,426
Net Assets	$18,224
CLASS I:
Net Assets	$13,249
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,059,507
Net Asset Value, Offering and Redemption Price Per Share	$12.51
CLASS A:
Net Assets	$2,722
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	218,915
Net Asset Value, Redemption Price Per Share	$12.44
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.69
Maximum Offering Price Per Share	$13.13
CLASS C:
Net Assets	$2,240
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	183,006
Net Asset Value, Offering and Redemption Price Per Share	$12.24
CLASS IS:
Net Assets	$13
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$12.51

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Concentrated Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $9 of Foreign Taxes Withheld)	$162
Dividends from Security of Affiliated Issuer (Note G)	2
Total Investment Income	164
Expenses:
Advisory Fees (Note B)	66
Professional Fees	47
Registration Fees	18
Shareholder Services Fees — Class A (Note D)	3
Distribution and Shareholder Services Fees — Class C (Note D)	12
Shareholder Reporting Fees	7
Administration Fees (Note C)	7
Sub Transfer Agency Fees — Class I	4
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class C	1
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	3
Directors' Fees and Expenses	3
Pricing Fees	1
Other Expenses	7
Total Expenses	184
Waiver of Advisory Fees (Note B)	(66)
Expenses Reimbursed by Adviser (Note B)	(9)
Reimbursement of Class Specific Expenses — Class I (Note B)	(2)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	106
Net Investment Income	58
Realized Gain:
Investments Sold	472
Change in Unrealized Appreciation (Depreciation):
Investments	2,422
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	2,894
Net Increase in Net Assets Resulting from Operations	$2,952

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Global Concentrated Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$58	$209
Net Realized Gain (Loss)	472	(585)
Net Change in Unrealized Appreciation (Depreciation)	2,422	(3,093)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,952	(3,469)
Dividends and Distributions to Shareholders:
Class I	—	(84)
Class A	—	(8)
Class C	—	— @
Total Dividends and Distributions to Shareholders	—	(92)
Capital Share Transactions:(1)
Class I:
Subscribed	771	9,706
Distributions Reinvested	—	47
Redeemed	(1,209)	(7,354)
Class A:
Subscribed	754	1,453
Distributions Reinvested	—	7
Redeemed	(675)	(470)
Class C:
Subscribed	180	1,750
Redeemed	(590)	(757)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(769)	4,382
Total Increase in Net Assets	2,183	821
Net Assets:
Beginning of Period	16,041	15,220
End of Period	$18,224	$16,041
(1) Capital Share Transactions:
Class I:
Shares Subscribed	66	762
Shares Issued on Distributions Reinvested	—	4
Shares Redeemed	(104)	(620)
Net Increase (Decrease) in Class I Shares Outstanding	(38)	146
Class A:
Shares Subscribed	65	115
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(57)	(40)
Net Increase in Class A Shares Outstanding	8	76
Class C:
Shares Subscribed	15	141
Shares Redeemed	(50)	(63)
Net Increase (Decrease) in Class C Shares Outstanding	(35)	78

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Concentrated Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,				Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$10.53		$12.42		$10.16		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.14		0.02		0.03
Net Realized and Unrealized Gain (Loss)	1.93		(1.95)		2.28		0.19
Total from Investment Operations	1.98		(1.81)		2.30		0.22
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		(0.03)		(0.06)
Paid-in-Capital	—		—		(0.01)		—
Total Distributions	—		(0.08)		(0.04)		(0.06)
Net Asset Value, End of Period	$12.51		$10.53		$12.42		$10.16
Total Return(3)	18.80	%(6)	(14.61)%		22.64%		2.24	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,249		$11,554		$11,814		$6,922
Ratio of Expenses Before Expense Limitation	1.88	%(7)	1.90%		3.13%		3.57	%(7)
Ratio of Expenses After Expense Limitation	1.00	%(4)(7)	1.00	%(4)	0.98	%(4)	0.97	%(4)(7)
Ratio of Net Investment Income	0.88	%(4)(7)	1.13	%(4)	0.15	%(4)	0.48	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	75	%(6)	94%		68%		44	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Concentrated Portfolio

	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,				Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$10.49		$12.37		$10.15		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.03		0.11		(0.03)		0.01
Net Realized and Unrealized Gain (Loss)	1.92		(1.95)		2.28		0.19
Total from Investment Operations	1.95		(1.84)		2.25		0.20
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		(0.03)		(0.05)
Net Asset Value, End of Period	$12.44		$10.49		$12.37		$10.15
Total Return(3)	18.59	%(6)	(14.91)%		22.17%		2.02	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,722		$2,213		$1,666		$782
Ratio of Expenses Before Expense Limitation	2.18	%(7)	2.24%		3.61%		4.23	%(7)
Ratio of Expenses After Expense Limitation	1.33	%(4)(7)	1.35	%(4)	1.35	%(4)	1.35	%(4)(7)
Ratio of Net Investment Income (Loss)	0.55	%(4)(7)	0.91	%(4)	(0.25	)%(4)	0.16	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	75	%(6)	94%		68%		44	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Concentrated Portfolio

	Class C
	Six Months Ended June 30, 2019		Year Ended December 31,				Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$10.36		$12.27		$10.15		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.01)		0.02		(0.11)		(0.04)
Net Realized and Unrealized Gain (Loss)	1.89		(1.93)		2.26		0.21
Total from Investment Operations	1.88		(1.91)		2.15		0.17
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.03)		(0.02)
Net Asset Value, End of Period	$12.24		$10.36		$12.27		$10.15
Total Return(3)	18.15	%(6)	(15.57)%		21.18%		1.69	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,240		$2,263		$1,728		$877
Ratio of Expenses Before Expense Limitation	2.94	%(7)	2.98%		4.36%		4.81	%(7)
Ratio of Expenses After Expense Limitation	2.09	%(4)(7)	2.09	%(4)	2.10	%(4)	2.10	%(4)(7)
Ratio of Net Investment Income (Loss)	(0.24	)%(4)(7)	0.18	%(4)	(0.95	)%(4)	(0.69	)%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	75	%(6)	94%		68%		44	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Concentrated Portfolio

	Class IS
	Six Months Ended June 30, 2019		Year Ended December 31,				Period from May 27, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2018		2017		December 31, 2016
Net Asset Value, Beginning of Period	$10.53		$12.42		$10.16		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.16		0.02		0.03
Net Realized and Unrealized Gain (Loss)	1.93		(1.97)		2.28		0.20
Total from Investment Operations	1.98		(1.81)		2.30		0.23
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		(0.03)		(0.07)
Paid-in-Capital	—		—		(0.01)		—
Total Distributions	—		(0.08)		(0.04)		(0.07)
Net Asset Value, End of Period	$12.51		$10.53		$12.42		$10.16
Total Return(3)	18.80	%(6)	(14.55)%		22.67%		2.25	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13		$11		$12		$10
Ratio of Expenses Before Expense Limitation	16.00	%(7)	17.97%		18.61%		19.43	%(7)
Ratio of Expenses After Expense Limitation	0.95	%(4)(7)	0.95	%(4)	0.95	%(4)	0.95	%(4)(7)
Ratio of Net Investment Income	0.92	%(4)(7)	1.27	%(4)	0.22	%(4)	0.56	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	75	%(6)	94%		68%		44	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Concentrated Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$304	$—	$—	$304
Banks	2,566	—	—	2,566
Beverages	1,269	—	—	1,269
Electric Utilities	973	—	—	973
Equity Real Estate Investment Trusts (REITs)	1,645	—	—	1,645
Household Durables	743	—	—	743
Interactive Media & Services	1,148	—	—	1,148
Internet & Direct Marketing Retail	1,507	—	—	1,507

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Oil, Gas & Consumable Fuels	$2,624	$—	$—	$2,624
Personal Products	729	—	—	729
Semiconductors & Semiconductor Equipment	875	—	—	875
Software	2,015	—	—	2,015
Textiles, Apparel & Luxury Goods	1,053	—	—	1,053
Wireless Telecommunication Services	567	—	—	567
Total Common Stocks	18,018	—	—	18,018
Short-Term Investment
Investment Company	107	—	—	107
Total Assets	$18,125	$—	$—	$18,125

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

4.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $66,000 of advisory fees were waived and approximately $12,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $12,977,000 and $13,664,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities

Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$28	$2,534	$2,455	$2
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$107

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the three-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Paid-in- Capital (000)
$92	$—	$23	$9

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2018.

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$114	$—

At December 31, 2018, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $595,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 64.9%.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period and for the period since the end of May 2016, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

19

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

21

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCNPSAN
2663853 EXP. 08.31.20

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Permanence Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	20
Privacy Notice	22
Director and Officer Information	24

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Permanence Portfolio (the "Fund") performed during the period beginning April 30, 2019 (when the Fund commenced operations) and ended June 30, 2019.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2019

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Expense Example (unaudited)

Global Permanence Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 4/30/19-6/30/19.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/30/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Permanence Portfolio Class I^	$1,000.00	$1,035.00	$1,006.70	$1.68	$1.66	0.99%
Global Permanence Portfolio Class A^	1,000.00	1,034.00	1,006.12	2.28	2.25	1.34
Global Permanence Portfolio Class C^	1,000.00	1,033.00	1,004.86	3.55	3.50	2.09
Global Permanence Portfolio Class IS^	1,000.00	1,035.00	1,006.79	1.60	1.58	0.94

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 61/365 (to reflect the actual days in the period).

**  Annualized.

^  The Fund commenced operations on April 30, 2019.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments

Global Permanence Portfolio

	Shares	Value (000)
Common Stocks (97.0%)
Canada (5.7%)
Brookfield Asset Management, Inc., Class A	1,017	$49
Canadian National Railway Co.	749	69
		118
Denmark (0.8%)
Chr Hansen Holding A/S	182	17
France (20.6%)
Christian Dior SE	191	100
EssilorLuxottica SA	558	73
Getlink SE	1,851	30
Hermes International	109	78
L'Oreal SA	262	75
Pernod Ricard SA	172	32
Remy Cointreau SA	143	21
Safran SA	145	21
		430
Mexico (1.4%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,815	29
Spain (1.5%)
Aena SME SA	161	32
Switzerland (1.0%)
Schindler Holding AG	88	20
United Kingdom (6.1%)
Compass Group PLC	1,333	32
Diageo PLC	469	20
Rentokil Initial PLC	14,914	75
		127
United States (59.9%)
Amazon.com, Inc. (a)	51	96
Ball Corp.	483	34
Broadridge Financial Solutions, Inc.	608	78
Brown-Forman Corp., Class B	371	20
Cintas Corp.	93	22
Copart, Inc. (a)	979	73
Ecolab, Inc.	536	106
Estee Lauder Cos., Inc. (The), Class A	177	32
Gartner, Inc. (a)	454	73
HEICO Corp., Class A	654	68
Intuitive Surgical, Inc. (a)	141	74
Martin Marietta Materials, Inc.	94	22
McCormick & Co., Inc.	136	21
MSCI, Inc.	220	52
Rollins, Inc.	2,030	73
S&P Global, Inc.	231	53
Service Corp. International	464	22
ServiceMaster Global Holdings, Inc. (a)	1,184	62
Sherwin-Williams Co. (The)	65	30
Vail Resorts, Inc.	134	30
Verisk Analytics, Inc.	361	53
	Shares	Value (000)
Walt Disney Co. (The)	733	$102
Waste Connections, Inc.	565	54
		1,250
Total Common Stocks (Cost $1,951)		2,023
Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $38)	38,257	38
Total Investments Excluding Purchased Options (98.8%) (Cost $1,989)		2,061
Total Purchased Options Outstanding (0.1%) (Cost $2)		1
Total Investments (98.9%) (Cost $1,991) (b)(c)		2,062
Other Assets in Excess of Liabilities (1.1%)		23
Net Assets (100.0%)		$2,085

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $626,000 and 30.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(c)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $83,000 and the aggregate gross unrealized depreciation is approximately $12,000, resulting in net unrealized appreciation of approximately $71,000.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Global Permanence Portfolio

Call Option Purchased:

The Fund had the following call option purchased open at June 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun-20	396,201	396	$1	$2	$(1)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	41.0%
Commercial Services & Supplies	14.4
Textiles, Apparel & Luxury Goods	12.2
Capital Markets	7.5
Chemicals	7.4
Information Technology Services	7.3
Personal Products	5.2
Entertainment	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Permanence Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,953)	$2,024
Investment in Security of Affiliated Issuer, at Value (Cost $38)	38
Total Investments in Securities, at Value (Cost $1,991)	2,062
Foreign Currency, at Value (Cost $3)	3
Cash	—	@
Prepaid Offering Costs	107
Due from Adviser	43
Dividends Receivable	1
Tax Reclaim Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	1
Total Assets	2,217
Liabilities:
Payable for Offering Costs	120
Payable for Investments Purchased	4
Payable for Professional Fees	4
Payable for Custodian Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	—	@
Other Liabilities	3
Total Liabilities	132
Net Assets	$2,085
Net Assets Consist of:
Paid-in-Capital	$2,015
Total Distributable Earnings	70
Net Assets	$2,085
CLASS I:
Net Assets	$2,055
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	198,495
Net Asset Value, Offering and Redemption Price Per Share	$10.35
CLASS A:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Redemption Price Per Share	$10.34
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.57
Maximum Offering Price Per Share	$10.91
CLASS C:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.33
CLASS IS:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.35

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019 (unaudited)

Global Permanence Portfolio

Statement of Operations	Period from April 30, 2019^ to June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$5
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	5
Expenses:
Offering Costs	22
Professional Fees	19
Advisory Fees (Note B)	3
Shareholder Reporting Fees	3
Custodian Fees (Note F)	1
Transfer Agency Fees — Class I (Note E)	—	@
Transfer Agency Fees — Class A (Note E)	—	@
Transfer Agency Fees — Class C (Note E)	—	@
Transfer Agency Fees — Class IS (Note E)	—	@
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fee — Class C (Note D)	—	@
Administration Fees (Note C)	—	@
Pricing Fees	—	@
Other Expenses	—	@
Total Expenses	48
Expenses Reimbursed by Adviser (Note B)	(42)
Waiver of Advisory Fees (Note B)	(3)
Reimbursement of Class Specific Expenses — Class I (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class A (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(—	@)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	3
Net Investment Income	2
Realized Loss:
Investments Sold	(2)
Foreign Currency Translation	(1)
Net Realized Loss	(3)
Change in Unrealized Appreciation (Depreciation):
Investments	71
Foreign Currency Translation	—	@
Net Change in Unrealized Appreciation (Depreciation)	71
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	68
Net Increase in Net Assets Resulting from Operations	$70

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Global Permanence Portfolio

Statement of Changes in Net Assets	Period from April 30, 2019^ to June 30, 2019 (unaudited) (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2
Net Realized Loss	(3)
Net Change in Unrealized Appreciation (Depreciation)	71
Net Increase in Net Assets Resulting from Operations	70
Capital Share Transactions:(1)
Class I:
Subscribed	1,985
Class A:
Subscribed	10
Class C:
Subscribed	10
Class IS:
Subscribed	10
Net Increase in Net Assets Resulting from Capital Share Transactions	2,015
Total Increase in Net Assets	2,085
Net Assets:
Beginning of Period	—
End of Period	$2,085
(1) Capital Share Transactions:
Class I:
Shares Subscribed	198
Class A:
Shares Subscribed	1
Class C:
Shares Subscribed	1
Class IS:
Shares Subscribed	1

^  Commencement of Operations.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Permanence Portfolio

	Class I
Selected Per Share Data and Ratios	Period from April 30, 2019(1) to June 30, 2019 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income(2)	0.01
Net Realized and Unrealized Gain	0.34
Total from Investment Operations	0.35
Net Asset Value, End of Period	$10.35
Total Return(3)	3.50	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,055
Ratio of Expenses Before Expense Limitation	14.38	%(6)
Ratio of Expenses After Expense Limitation	0.99	%(4)(6)
Ratio of Net Investment Income	0.71	%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)
Portfolio Turnover Rate	8	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Permanence Portfolio

	Class A
Selected Per Share Data and Ratios	Period from April 30, 2019(1) to June 30, 2019 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income(2)	0.01
Net Realized and Unrealized Gain	0.33
Total from Investment Operations	0.34
Net Asset Value, End of Period	$10.34
Total Return(3)	3.40	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses Before Expense Limitation	28.34	%(6)
Ratio of Expenses After Expense Limitation	1.34	%(4)(6)
Ratio of Net Investment Income	0.46	%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)
Portfolio Turnover Rate	8	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Permanence Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2019(1) to June 30, 2019 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.00	(3)
Net Realized and Unrealized Gain	0.33
Total from Investment Operations	0.33
Net Asset Value, End of Period	$10.33
Total Return(4)	3.30	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses Before Expense Limitation	29.12	%(8)
Ratio of Expenses After Expense Limitation	2.09	%(5)(8)
Ratio of Net Investment Income	0.00	%(5)(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)
Portfolio Turnover Rate	8	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Financial Highlights

Global Permanence Portfolio

	Class IS
Selected Per Share Data and Ratios	Period from April 30, 2019(1) to June 30, 2019 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income(2)	0.02
Net Realized and Unrealized Gain	0.33
Total from Investment Operations	0.35
Net Asset Value, End of Period	$10.35
Total Return(3)	3.50	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses Before Expense Limitation	28.10	%(6)
Ratio of Expenses After Expense Limitation	0.94	%(4)(6)
Ratio of Net Investment Income	0.87	%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)
Portfolio Turnover Rate	8	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Permanence Portfolio. The Fund seeks long-term capital appreciation.

The Fund commenced operations on April 30, 2019 and offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$68	$21	$—	$89
Beverages	20	73	—	93
Capital Markets	154	—	—	154
Chemicals	136	17	—	153
Commercial Services & Supplies	222	75	—	297
Construction Materials	22	—	—	22
Containers & Packaging	34	—	—	34
Diversified Consumer Services	84	—	—	84
Entertainment	102	—	—	102
Food Products	21	—	—	21
Health Care Equipment & Supplies	74	—	—	74
Hotels, Restaurants & Leisure	30	32	—	62
Information Technology Services	151	—	—	151
Internet & Direct Marketing Retail	96	—	—	96
Machinery	—	20	—	20
Personal Products	32	75	—	107
Professional Services	53	—	—	53
Road & Rail	69	—	—	69
Textiles, Apparel & Luxury Goods	—	251	—	251
Transportation Infrastructure	29	62	—	91
Total Common Stocks	1,397	626	—	2,023
Call Option Purchased	—	1	—	1
Short-Term Investment
Investment Company	38	—	—	38
Total Assets	$1,435	$627	$—	$2,062

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result,

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$1	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the period ended June 30, 2019 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(1	)(b)

(b) Amounts are included in Investments in the Statement of Operations.

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(c) (000)		Liabilities(c) (000)
Purchased Options	$1	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$1	(a)	$—	$—	$1

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

For the period ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	132,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the period ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the period ended June 30, 2019, approximately $3,000 of advisory fees were waived and approximately $42,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Notes to Financial Statements (unaudited) (cont'd)

Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the period ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $289,000 and $149,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the period ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2019, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the period ended June 30, 2019 is as follows:

Affiliated Investment Company	Value April 30, 2019 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$—	$2,064	$2,026	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$38

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the period ended June 30, 2019, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2019, the Company had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Company. The aggregate percentage of such owners was 24.8%.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited)

The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Fund under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Fund. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.

Economies of Scale

The Board considered the growth prospects of the Fund and the structure of the proposed management fee schedule, which includes a breakpoint. The Board considered that the Fund's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

22

Privacy Notice (unaudited) (cont'd)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2019

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

24

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2019 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGPERMSAN
2663970 EXP. 08.31.20

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 15, 2019

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2019